UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
August 31, 2024
Item 1. Reports to Stockholders
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco AMT-Free Municipal Income Fund
Class A: OPTAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class A)	$47	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AMT-Free Municipal Income Fund
Class C: OMFCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class C)	$85	1.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AMT-Free Municipal Income Fund
Class Y: OMFYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class Y)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AMT-Free Municipal Income Fund
Class R6: IORAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco AMT-Free Municipal Income Fund (Class R6)	$31	0.61%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,481,232,865
Total number of portfolio holdings	636
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Water & Power, Series 2022, RB, 5.00%, 07/01/2042	1.12%
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.99%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	0.96%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.93%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.90%
Massachusetts (Commonwealth of), Series 2016-XF0530, Ctfs. Of Obligation, 5.00%, 12/01/2035	0.84%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.81%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class A: OPCAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class A)	$56	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class C: OCACX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class C)	$94	1.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class Y: OCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class Y)	$43	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class R6: IORCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California Municipal Fund (Class R6)	$40	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,259,537,999
Total number of portfolio holdings	731
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.24%
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB, 5.00%, 07/01/2051	1.51%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.51%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.47%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.12%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.03%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	1.02%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.97%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.97%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class A: OPAMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class A)	$40	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class C: OPCMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class C)	$78	1.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class Y: OPYMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class Y)	$28	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class R6: IOMUX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Environmental Focus Municipal Fund (Class R6)	$28	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$88,971,099
Total number of portfolio holdings	81
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	3.69%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.25%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.15%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.59%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.47%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.36%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.35%
Washington (State of) Economic Development Finance Authority (Green Bonds), Series 2020 A, RB, 5.63%, 12/01/2040	2.29%
New York (State of) Housing Finance Agency (Sustainability Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.27%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class A: ACTHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class A)	$72	1.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class C: ACTFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class C)	$110	2.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class Y: ACTDX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class Y)	$60	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class R5: ACTNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R5)	$60	1.16%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class R6: ACTSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco High Yield Municipal Fund (Class R6)	$57	1.11%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,943,848,877
Total number of portfolio holdings	1,275
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.15%
Inland Empire Tobacco Securitization Corp., Series 2007 C-1, RB, 0.00%, 06/01/2036	1.02%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.93%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.84%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.75%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.67%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.61%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class A: VKLMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class A)	$42	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class C: VKLCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class C)	$80	1.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class Y: VKLIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class Y)	$30	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class R6: VKLSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Intermediate Term Municipal Income Fund (Class R6)	$27	0.54%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,066,170,793
Total number of portfolio holdings	872
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc.), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.24%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.82%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.74%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.70%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.65%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.61%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.), Series 2012, RB, 5.75%, 09/15/2027	0.53%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 4.00%, 03/15/2040	0.52%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class A: OLCAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class A)	$41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class C: OLCCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class C)	$79	1.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class Y: OLCYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class Y)	$28	0.56%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class R6: IORLX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term California Municipal Fund (Class R6)	$25	0.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$687,403,775
Total number of portfolio holdings	415
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.45%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.97%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.80%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.79%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.57%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.48%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.46%
Roseville Joint Union High School District (Election of 2016), Series 2017 A, GO Bonds, 4.00%, 08/01/2045	1.45%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2018 D, Ref. RB, 5.00%, 05/15/2030	1.41%
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB, 5.00%, 09/01/2034	1.33%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class A: ATFAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A)	$30	0.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class A2: AITFX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class A2)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class C: ATFCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class C)	$68	1.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class Y: ATFYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class Y)	$17	0.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class R5: ATFIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R5)	$18	0.35%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class R6: ATFSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Limited Term Municipal Income Fund (Class R6)	$14	0.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,914,932,050
Total number of portfolio holdings	746
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.74%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.73%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.72%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.71%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.70%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.69%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.69%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.68%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.67%
Energy Northwest (Columbia Generating Station), Series 2022, Ref. RB, 5.00%, 07/01/2033	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class A: VKMMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class A)	$48	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class C: VMICX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class C)	$86	1.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class Y: VMIIX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class Y)	$36	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Investor Class: VMINX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Investor Class)	$43	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class R6: VKMSX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Municipal Income Fund (Class R6)	$33	0.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,470,575,512
Total number of portfolio holdings	654
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.86%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.75%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.71%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 6.00%, 06/30/2054	0.63%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2048	0.59%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.55%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.52%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.51%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class A: ONJAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class A)	$53	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class C: ONJCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class C)	$86	1.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class Y: ONJYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class Y)	$41	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class R6: IORJX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New Jersey Municipal Fund (Class R6)	$38	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$290,613,089
Total number of portfolio holdings	150
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.22%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	3.02%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.98%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.73%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.50%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.07%
Rib Floater Trust, Series 2024, VRD GO Notes, 2.75%, 04/02/2025	2.06%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB, 4.00%, 06/15/2050	1.96%
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB, 5.25%, 07/01/2054	1.91%
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB, 5.00%, 01/01/2045	1.91%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class A: OPATX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class A)	$47	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class C: OPACX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class C)	$81	1.59%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class Y: OPAYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class Y)	$35	0.69%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class R6: IORPX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Pennsylvania Municipal Fund (Class R6)	$31	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$742,448,882
Total number of portfolio holdings	269
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.85%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.40%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.29%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.07%
Allegheny (County of), PA, Series 2016 C-76, GO Bonds, 5.00%, 11/01/2041	1.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.82%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.73%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.71%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.68%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class A: OPNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$61	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class C: ONYCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$99	1.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class Y: ONYYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$49	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class R6: IORNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$47	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$670,136,259
Total number of portfolio holdings	318
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.65%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.55%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	2.37%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.17%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.00%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.98%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.84%
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB, 5.00%, 07/01/2046	1.83%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.66%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.63%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class A: LTNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$42	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class C: LTNCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$80	1.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class Y: LTBYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$30	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class R6: IORMX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$26	0.52%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,483,639,166
Total number of portfolio holdings	491
Portfolio turnover rate	12%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.18%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.65%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.52%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	1.26%
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB, 5.00%, 11/19/2024	1.15%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.09%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Triborough Bridge & Tunnel Authority, Series 2014 A, RB, 5.00%, 11/19/2024	1.01%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.00%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class A: ORNAX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class A)	$63	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class C: ORNCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class C)	$96	1.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class Y: ORNYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$50	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class R5: IORHX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$50	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class R6: IORYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$47	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$9,807,665,106
Total number of portfolio holdings	1,483
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.58%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.14%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.12%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.10%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.95%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.92%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.78%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.66%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2023, RB, 5.13%, 06/30/2060	0.61%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class A: RMUNX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class A)	$62	1.22%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class C: RMUCX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class C)	$100	1.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class Y: RMUYX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class Y)	$50	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class R6: IORUX
SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024
This semi-annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rochester® New York Municipals Fund (Class R6)	$47	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$4,564,836,463
Total number of portfolio holdings	680
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.75%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.45%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.41%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.21%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.11%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	1.00%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.97%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.96%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco AMT-Free Municipal Income Fund
Nasdaq:
A: OPTAX ■ C: OMFCX ■ Y: OMFYX ■ R6: IORAX

2	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
29	Approval of Investment Advisory and Sub-Advisory Contracts
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.06%
Alabama–3.18%
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	$ 195	$ 117,000
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	16,150	17,056,860
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,660,182
Series 2024 A, RB(b)	5.25%	09/01/2032	2,805	3,079,393
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	4,500	4,893,884
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	155	151,365
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,658,920
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	9,000	9,726,114
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,465,065
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	5,000	5,501,936
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	196,179
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(b)	5.00%	05/01/2032	10,000	10,732,390
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,447,720
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,092,050
				78,779,058
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(c)	5.88%	12/01/2027	600	2,400
Arizona–2.08%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	683,613
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	931,283
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	1,004,030
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	511,981
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,812,206
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,133,643
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB(d)	5.00%	05/01/2048	1,100	605,000
Series 2018, RB(d)	5.00%	05/01/2051	1,000	550,000
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(e)	5.00%	06/01/2058	570	581,940
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	2,010,005
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	5,121,594
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	267	263,441
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	82,224
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	146,915
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2049	1,400	1,411,683
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	165	165,054
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	375	370,953
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,203,086
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,692,848
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,410	1,410,350
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(a)(b)	5.00%	06/15/2025	550	566,755
Series 2017 C, RB(a)(b)	5.00%	06/15/2025	1,010	1,040,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.50%	09/01/2046	$ 900	$ 873,204
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	192,891
Series 2019, RB	5.25%	07/01/2049	240	231,279
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	685	627,947
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	15,220	16,946,907
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	109,305
Series 2007, RB	5.00%	12/01/2032	3,000	3,271,738
				51,552,644
Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,480	1,480,000
California–10.67%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(b)	5.00%	10/01/2029	5,000	5,649,294
California (State of);
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	10,425,922
Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,820,788
Series 2020, GO Bonds	4.00%	03/01/2050	2,600	2,602,109
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,655,085
Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,327,312
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	10,000	10,834,331
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,488,564
Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,293,820
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	23,797,149
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,742,640
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,446,895
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,820	1,830,240
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,769,505
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,500	1,438,793
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,300,857
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,075,032
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,931	7,136,030
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,469	3,666,077
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(e)	5.00%	05/15/2043	4,250	4,428,106
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	810	823,015
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2014 A, Ref. RB(a)(b)	5.00%	10/21/2024	885	887,087
Series 2014 A, Ref. RB(a)(b)	5.00%	10/21/2024	1,450	1,453,420
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	181,260
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,143,409
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(f)(h)	0.00%	06/01/2057	345,750	23,003,923
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,345,311
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,185,099
Series 2022, RB(i)	5.00%	07/01/2042	25,000	27,862,538
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,662,670
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,623,935
Series 2009 B, RB	6.50%	11/01/2039	9,820	12,740,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(j)	5.00%	08/01/2042	$ 4,500	$ 2,764,942
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2032	1,250	1,251,404
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2033	1,500	1,501,674
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	06/01/2034	850	850,929
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(e)	5.00%	09/01/2033	1,725	1,758,580
Series 2015 B, Ref. RB (INS - BAM)(e)	5.00%	09/01/2034	3,075	3,133,738
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2024 M, RB	5.00%	11/15/2049	4,200	4,727,909
Series 2024 M, RB	5.00%	11/15/2054	2,100	2,345,543
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,344,863
Series 2021 A, RB (INS - AGM)(e)	5.00%	07/01/2051	15,000	16,200,899
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(e)	5.00%	09/01/2035	1,880	1,916,816
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,032,824
Series 2020 A, RB	5.00%	10/01/2049	1,000	1,025,244
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(e)(h)	0.00%	08/01/2044	7,990	3,274,372
				264,770,278
Colorado–3.50%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,663,227
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2037	550	578,110
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,037,837
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2043	2,000	1,987,911
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,410,454
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.25%	11/01/2052	7,500	8,132,080
Series 2024 A, Ref. RB	5.25%	12/01/2054	8,415	9,261,391
Denver (City & County of), CO;
Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	13,000,089
Series 2022 B, RB	5.25%	11/15/2053	10,000	11,017,534
Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,742,731
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(e)(h)	0.00%	09/01/2025	125	121,328
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(e)	5.00%	12/01/2043	1,605	1,678,507
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	874	874,770
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,289,347
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,071	2,080,012
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,581,101
Series 2008, RB	6.50%	11/15/2038	1,920	2,389,334
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(e)	5.00%	12/01/2047	6,165	6,376,369
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(f)(k)	2.99%	05/01/2046	3,000	3,000,000
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2050	1,500	1,563,868
				86,786,000
Connecticut–0.70%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,976,677
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	8,555	8,012,904
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(g)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	08/15/2030	625	671,225
Mashantucket Western Pequot Tribe; Series 2013, RB(c)	6.05%	07/01/2031	11,260	2,589,814
				17,310,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.01%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	$ 4,335	$ 4,314,870
Series 2023 A, RB	5.25%	05/01/2048	5,245	5,861,035
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,675	3,789,811
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	15,159,882
Metropolitan Washington Airports Authority;
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,211,247
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,450,015
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	25,286,374
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,484,513
				74,557,747
Florida–6.89%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,741,279
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	290	285,665
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	120	120,082
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,894,466
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	16,749,253
Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,791,412
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	442,698
Series 2019 A, RB	5.00%	12/15/2054	320	310,123
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(f)	5.38%	06/15/2038	255	256,754
Series 2018 A, RB(f)	5.38%	06/15/2048	480	472,050
Chapel Creek Community Development District; Series 2006 A, RB(c)(g)	5.50%	05/01/2038	1,175	787,250
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(c)(g)(l)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(c)(g)	5.20%	05/01/2038	2,280	1,071,600
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,144,179
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	75	75,055
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.50%	11/15/2054	12,500	14,164,911
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	191,809
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(a)	5.25%	08/15/2027	5	5,029
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,226,770
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(f)	5.00%	01/15/2054	190	180,464
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	565	541,440
Series 2018 A, RB(f)	5.75%	07/15/2053	600	601,599
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB(a)(b)	5.00%	11/15/2024	5,000	5,018,422
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	965	965,736
Magnolia Creek Community Development District; Series 2007 A, RB(c)	5.90%	05/01/2039	195	184,824
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	65	65,417
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,918,896
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(e)(h)	0.00%	10/01/2042	6,925	3,271,249
Series 2019 B, RB	4.00%	10/01/2049	17,745	17,187,766
Series 2021, RB	4.00%	10/01/2051	5,000	4,811,631
Series 2024 A, RB	5.25%	10/01/2054	6,870	7,568,724
Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,815,736
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,780,996
Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,199,711
Naturewalk Community Development District; Series 2007 A, RB(c)(g)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	10,000	9,476,021
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,130,429
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	$ 350	$ 350,259
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,754
Reunion East Community Development District;
Series 2002 A-2, RB(c)(g)	7.38%	05/01/2033	860	9
Series 2005, RB(c)(g)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,012
South Bay Community Development District;
Series 2005 A, RB(c)(g)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,535	1,540,323
Series 2005 A-2, Ref. RB(c)(g)	6.60%	05/01/2036	1,095	547,500
Series 2005 B-2, Ref. RB(c)(g)	6.60%	05/01/2025	935	467,501
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	210	147,219
Series 2020 A, RB(h)	0.00%	09/01/2034	880	590,881
Series 2020 A, RB(h)	0.00%	09/01/2035	750	481,252
Series 2020 A, RB(h)	0.00%	09/01/2036	850	518,891
Series 2020 A, RB(h)	0.00%	09/01/2037	825	480,958
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	581,203
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	524,883
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(f)(k)	2.92%	09/01/2047	5,000	5,000,000
Villages of Avignon Community Development District (The); Series 2007 A, RB(c)(g)	5.40%	05/01/2037	250	12,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,230	3,231,864
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,595	1,597,991
Waterstone Community Development District;
Series 2007 A, RB(g)(j)	6.88%	05/01/2037	146	101,642
Series 2007 B, RB(g)(h)	0.00%	11/01/2028	613	447,722
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,625	2,627,800
Series 2005 A-2, RB(c)(g)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	365	365,249
Westside Community Development District; Series 2019-2, RB(g)	5.65%	05/01/2037	525	437,567
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(f)	5.00%	05/01/2043	1,500	1,548,664
Series 2023, RB(f)	5.25%	05/01/2054	1,000	1,035,660
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $973,791)(c)(g)(l)	5.63%	05/01/2037	979	538,263
				170,935,624
Georgia–3.08%
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	7,292,558
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	375,578
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(f)	5.56%	12/15/2048	6,000	4,866,659
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,996,696
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,943,781
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,155,726
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,261,269
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,567,067
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,207,463
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,039,406
Series 2019, RB	4.00%	07/01/2049	11,150	10,675,240
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,076,125
Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,331,315
Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,351,964
Series 2024 A, RB(b)	5.00%	09/01/2031	5,435	5,875,025
Series 2024 B, RB(b)	5.00%	03/01/2032	5,000	5,424,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$ 880	$ 902,150
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,243,981
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,042,245
Series 2018 A-2, RB(b)	5.50%	12/01/2028	690	677,170
				76,305,592
Guam–0.16%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,513,542
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,550,923
				4,064,465
Illinois–7.14%
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,511,821
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,054,261
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,848,119
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,104,860
Series 2024 B, RB	5.50%	01/01/2059	7,500	8,327,891
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(e)(h)	0.00%	12/01/2024	915	906,743
Series 1999 A, GO Bonds (INS - NATL)(e)(h)	0.00%	12/01/2024	1,405	1,392,321
Series 2015 C, GO Bonds	5.25%	12/01/2035	4,010	4,017,474
Series 2016, RB	6.00%	04/01/2046	4,300	4,495,614
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2026	775	804,552
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2028	2,250	2,400,390
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2031	1,000	1,060,715
Series 2018 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2034	1,205	1,272,340
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,252,041
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,926
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,207,189
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,445,718
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	275	275,306
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	624	597,713
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,905	1,785,184
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,585	2,663,167
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,002,642
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,526,380
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,182,172
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,732,502
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,012,139
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,192,527
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	794,722
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,393,953
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,120,567
Series 2024 B, GO Bonds	5.25%	05/01/2045	3,000	3,303,310
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2021 B, Ref. VRD RB(k)	2.70%	07/15/2055	10,000	10,000,000
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - Td Bank N.A.)(k)(m)	2.60%	08/01/2043	5,000	5,000,000
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,798,067
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,323,582
Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	17,453,822
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(e)	5.25%	06/15/2032	$ 2,000	$ 2,010,066
Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2028	2,520	2,682,371
Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2029	1,455	1,571,573
Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2030	245	263,207
Illinois (State of) Toll Highway Authority; Series 2020 A, RB	5.00%	01/01/2045	21,090	22,340,882
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	994,029
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,088,397
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,396,989
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,709	1,710,516
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,033,325
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	337	325,471
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(e)	5.25%	01/01/2048	5,000	5,250,895
Southwestern Illinois Development Authority; Series 2006, RB(c)	5.63%	11/01/2026	845	507,270
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	224,373
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	144,240
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	170,951
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	40	42,738
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	30	32,053
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	25	26,711
Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2032	905	965,767
Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2033	660	701,965
Series 2018 A, GO Bonds (INS - AGM)(e)	5.00%	02/01/2034	590	626,245
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,828	1,795,537
				177,186,301
Indiana–0.50%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,535	3,114,130
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	1,620	1,654,851
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,724,972
				12,493,953
Iowa–0.88%
Iowa (State of) Finance Authority; Series 2007, RB(c)	5.90%	12/01/2028	400	1,600
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,011,639
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	5.00%	12/01/2032	7,785	9,054,168
Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,336,975
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	50	49,862
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	5,190	5,302,249
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	1,000	1,053,459
				21,809,952
Kentucky–1.55%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2031	5,000	5,166,554
Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,601,005
Series 2017, RB (INS - BAM)(e)	5.00%	04/01/2038	2,500	2,601,522
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,589,176
Series 2018, RB	5.00%	05/01/2036	1,170	1,237,438
Series 2018, RB	5.00%	05/01/2037	4,605	4,872,197
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	15,082,885
Series 2024 A, RB(b)	5.00%	07/01/2030	5,000	5,310,312
				38,461,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–1.44%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	$ 3	$ 2,916
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	2,500	2,540,033
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	316,000
Series 2017, Ref. RB	5.00%	07/01/2033	300	240,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	276,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2017, Ref. RB	5.00%	05/15/2046	7,500	7,605,507
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	15,000	16,487,082
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,205,087
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2043	700	724,447
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2048	1,280	1,320,072
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(b)	2.20%	07/01/2026	2,000	1,953,962
				35,671,106
Maryland–0.70%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	5,000	4,963,219
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,531,213
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(e)	5.00%	07/01/2034	5	5,036
Series 2016, Ref. RB	5.00%	06/01/2036	400	406,467
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,384	1,389,732
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(k)	2.70%	06/01/2027	9,000	9,000,000
				17,295,667
Massachusetts–1.65%
Massachusetts (Commonwealth of); Series 2016-XF0530, Ctfs. Of Obligation(i)	5.00%	12/01/2035	20,000	20,796,192
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2024 B, RB	5.25%	07/01/2054	7,000	7,799,412
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,696,387
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(i)	4.00%	06/01/2050	10,000	9,712,117
				41,004,108
Michigan–2.21%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(e)	7.50%	07/01/2033	60	60,185
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB(a)(b)	5.00%	09/25/2024	150	150,163
Series 2018 A, Ref. RB(a)(b)	5.00%	09/25/2024	1,350	1,351,469
Michigan (State of);
Series 2020 B, RB	4.00%	11/15/2045	10,000	9,835,345
Series 2021, RB	4.00%	11/15/2046	6,000	5,864,730
Michigan (State of) Building Authority (Facilities Program); Series 2024, VRD RB(k)	2.95%	04/15/2059	5,000	5,000,000
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,143,721
Series 2008 C, RB(h)	0.00%	06/01/2058	289,275	9,018,900
Series 2014, Ref. RB(f)	6.75%	07/01/2044	1,785	1,753,997
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 C, RB	5.00%	07/01/2034	2,200	2,231,617
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	455	455,012
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	639,139
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN(c)	5.85%	08/31/2027	6,074	2,126,031
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(g)	5.38%	11/01/2030	400	200,000
Series 2005, Ref. RB(g)	5.63%	11/01/2035	1,325	662,500
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,272
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	605,802
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,474,095
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	$ 10,000	$ 10,798,966
				54,871,944
Minnesota–0.62%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,017,129
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,355,695
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024 A, RB	5.00%	01/01/2052	10,000	10,720,170
Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	902,286
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	301	299,601
				15,294,881
Mississippi–0.46%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,262,176
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,170,928
				11,433,104
Missouri–1.41%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	53,722
Series 2007 A, RB(g)	5.75%	05/01/2026	550	506,036
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	400	395,789
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	566,694
Series 2015, RB	5.13%	12/15/2050	1,330	1,252,197
Hollister (City of), MO; Series 2019, RB(f)	5.63%	10/01/2039	3,700	3,481,922
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(f)	5.00%	04/01/2046	295	271,115
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(c)(g)	5.75%	03/01/2029	250	137,500
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	675	669,426
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,677,129
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	44,639
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	373	108,170
Series 2024, RB (INS - AGM)(e)	5.25%	07/01/2054	12,500	13,776,836
St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(d)(g)	6.00%	08/04/2025	481	28,860
Series 2007, RB(g)	5.50%	05/29/2028	661	198,305
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(d)(g)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(d)(g)	6.00%	08/21/2026	545	43,600
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(d)(g)	6.00%	08/21/2026	846	101,520
Series 2006, RN(g)	5.50%	03/09/2027	1,879	357,010
Series 2007 A, RN(g)	5.50%	01/20/2028	703	267,140
Series 2007 B, RN(d)(g)	5.50%	01/20/2028	466	23,300
Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	1,301,600
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2048	3,250	3,299,781
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(c)(g)	5.75%	04/01/2027	320	89,600
				35,044,741
Montana–0.09%
Hardin (City of), MT; Series 2006, RB(d)(g)	6.25%	09/01/2031	11,710	2,224,900
Nebraska–1.14%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,689,036
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,254,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Nebraska Investment Finance Authority; Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	$ 5,000	$ 5,046,163
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(e)	4.00%	02/01/2051	6,000	5,839,807
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,499,479
				28,329,141
Nevada–0.78%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	130	130,720
Series 2007 A, RB	5.05%	02/01/2031	245	245,885
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	2,500	2,605,862
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(e)	5.00%	06/15/2036	5,280	5,636,991
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,839,387
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024 B, RB	5.25%	07/01/2054	5,400	5,878,122
				19,336,967
New Hampshire–0.67%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(e)(h)	0.00%	01/01/2029	305	244,661
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	3,440	3,474,791
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,998	4,903,814
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,959	4,908,083
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(f)	5.25%	07/01/2039	410	410,813
Series 2019 A, RB(f)	5.63%	07/01/2046	230	230,882
Series 2019 A, RB(f)	5.75%	07/01/2054	570	571,498
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(f)	5.63%	12/15/2033	1,800	1,853,437
				16,597,979
New Jersey–6.51%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	03/01/2032	250	260,761
Series 2017 A, Ref. GO Bonds (INS - BAM)(e)	5.00%	03/01/2037	500	517,805
Casino Reinvestment Development Authority, Inc.;
Series 2014, Ref. RB(a)(b)	5.00%	11/01/2024	2,000	2,005,924
Series 2014, Ref. RB(a)(b)	5.00%	11/01/2024	2,000	2,005,924
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,908,930
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,875,734
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,167,876
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,034,753
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,686,918
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,607,260
Series 2018 A, RB	5.00%	06/15/2047	735	751,733
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,124,368
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	6.50%	11/01/2052	220	232,156
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	820	890,401
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(e)	5.00%	07/01/2029	2,100	2,132,850
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	10,000	11,101,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2038	$ 5,680	$ 3,224,768
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,036,506
Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,187,617
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,885,274
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	974,882
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	905,896
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,855,746
Series 2020 AA, RB	4.00%	06/15/2050	10,200	9,814,542
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,531,609
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB(a)	5.00%	01/01/2034	7,000	7,035,572
Series 2021 A, RB	4.00%	01/01/2042	2,000	2,013,802
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,688,679
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,676,383
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,738,121
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,651,296
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,260,681
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,137,161
Series 2018 A, Ref. RB	5.25%	06/01/2046	6,000	6,219,997
Series 2018 B, Ref. RB	5.00%	06/01/2046	7,250	7,318,405
				161,461,861
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	218,697
New York–10.30%
Hudson Yards Infrastructure Corp.;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	8,852,511
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	7,787,670
Metropolitan Transportation Authority;
Series 2024 A, Ref. RB	5.50%	11/15/2047	3,000	3,365,294
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,456,401
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,617,447
Series 2019 A, RB	5.00%	11/15/2045	10,065	10,569,034
New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,198,175
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	11,132,334
Series 2024 D, GO Bonds	5.25%	04/01/2054	10,000	11,042,238
Subseries 2011 D-3A, Ref. VRD GO Bonds(k)	2.67%	10/01/2039	15,000	15,000,000
New York (City of), NY Municipal Water Finance Authority; Series 2018 EE, Ref. RB	5.00%	06/15/2040	10,160	10,659,055
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	10,043,488
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,909,386
Series 2022, RB	4.00%	02/01/2043	5,000	5,005,667
Series 2024, RB	5.25%	05/01/2049	3,400	3,791,663
Series 2024, RB	5.25%	05/01/2051	4,185	4,659,760
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,186,367
Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	2,650	2,699,488
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,223,385
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	12,952,000
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,588,082
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,975,146
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,926,869
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	$ 5,000	$ 4,857,734
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,821,224
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,534,769
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,919,473
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,141,668
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	60	61,126
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	291,562
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	14,130	14,013,557
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,823,861
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2036	2,205	2,379,084
Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,495,058
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,461,085
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,675,582
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	4,933,477
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,532,620
				255,583,340
North Carolina–1.02%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,619,232
Series 2022, RB	4.00%	07/01/2047	8,370	8,273,240
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,347,787
				25,240,259
Ohio–2.41%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,700,879
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	26,690	24,570,993
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	4,504,657
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,451,595
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	5,000	5,110,688
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,070,826
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	5,860	5,839,270
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,795,534
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	993,346
University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	6,275	6,843,839
				59,881,627
Oklahoma–0.13%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,253,722
Oregon–0.09%
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,313,697
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,100	911,206
				2,224,903
Pennsylvania–6.75%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,950,257
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(e)	5.00%	08/01/2033	5,000	5,071,424
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,945,166
Series 2019, RB	4.00%	12/01/2049	1,350	1,290,847
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	$ 1,250	$ 1,338,993
Series 2018, RB	5.00%	06/01/2032	3,000	3,200,649
Series 2018, RB	5.00%	06/01/2033	2,000	2,131,083
Series 2018, RB	5.00%	06/01/2034	1,760	1,872,409
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,433,697
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,316,831
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,461,820
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,164,909
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,893,764
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	5.00%	03/01/2032	10,000	10,689,329
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,811,075
First Series 2018-1, GO Bonds (INS - BAM)(e)	4.00%	03/01/2036	4,175	4,282,911
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,544,610
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(e)	5.00%	06/01/2032	5,000	5,173,613
Series 2016 A, Ref. RB (INS - AGM)(e)	5.00%	06/01/2033	5,000	5,170,326
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,105,804
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,634,455
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,128,875
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,287,678
Series 2019 A, RB	5.00%	12/01/2044	7,750	8,156,014
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,364,771
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,884,017
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,968,152
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,451,960
Series 2024 C, RB	5.25%	12/01/2054	6,250	6,927,021
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,039,200
Series 2017 A, RB	5.00%	10/01/2047	10,000	10,298,166
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,400,490
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,338,901
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,030,187
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,080,512
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(e)	5.00%	03/01/2035	280	290,894
Series 2017, Ref. GO Bonds (INS - AGM)(e)	5.00%	03/01/2036	255	264,357
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2029	1,000	1,057,801
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2030	1,305	1,376,604
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2032	890	935,693
Series 2017 E, Ref. GO Bonds (INS - BAM)(e)	5.00%	12/01/2033	710	744,805
				167,510,070
Puerto Rico–4.26%
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(g)(h)	0.00%	08/01/2031	5,615	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	180	171,781
PRHTA Custodial Trust; Series 2022 I, RB(c)	5.00%	12/06/2049	13	3,241
PRIFA Custodial Trust;
Series 2005 A, RB(h)	0.00%	03/15/2049	472	145,584
Series 2005 A, RB(h)	0.00%	03/15/2049	645	453,859
Series 2022, RB(h)	0.00%	03/15/2049	6,997	2,958,436
Series 2022, RB(h)	0.00%	03/15/2049	6,362	2,836,463
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	$ 4,698	$ 3,166,328
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,030	2,044,369
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,196,615
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,963	4,263,904
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,265,569
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,623,621
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,238,670
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,755,285
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,362,551
Subseries 2022, RN(h)	0.00%	11/01/2043	17,140	10,862,269
Subseries 2022, RN(h)	0.00%	11/01/2051	44	23,000
Subseries 2022, RN(h)	0.00%	11/01/2051	2,021	1,295,696
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $4,000,000) (INS - NATL)(e)(l)	5.00%	07/01/2025	4,000	4,001,088
Series 2007 VV, Ref. RB (Acquired 01/30/2013; Cost $1,697,202) (INS - NATL)(e)(l)	5.25%	07/01/2025	1,690	1,682,852
Series 2008 WW, RB (Acquired 10/25/2013; Cost $1,525,334)(c)(l)	5.25%	07/01/2025	1,985	1,071,900
Series 2010 AAA, RB (Acquired 02/16/2011; Cost $2,623,963)(c)(l)	5.25%	07/01/2028	2,830	1,528,200
Series 2010 CCC, RB (Acquired 05/22/2014; Cost $1,585,000)(c)(l)	5.00%	07/01/2028	2,500	1,350,000
Series 2010 XX, RB (Acquired 06/17/2014; Cost $939,332)(c)(l)	5.25%	07/01/2040	1,670	901,800
Series 2010 ZZ, Ref. RB (Acquired 10/06/2017; Cost $155,925)(c)(l)	5.25%	07/01/2025	405	218,700
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	11,623,734
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	7,750,611
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,779,098
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,419,459
Series 2019 A-2, RB	4.54%	07/01/2053	387	371,231
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,117,744
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,290,568
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	873,695
Series 2006 Q, RB	5.00%	06/01/2036	150	143,437
				105,791,358
Rhode Island–0.27%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(c)(l)	7.25%	07/15/2035	4,915	1,966,000
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,045
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,720,085
				6,706,130
South Carolina–1.17%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,814,414
Series 2024, RB	5.50%	11/01/2054	10,370	11,576,636
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,085	6,762,823
Series 2024 B, Ref. RB (INS - AGM)(e)	5.00%	12/01/2054	2,750	2,952,064
University of South Carolina (Campus Village); Series 2021 A, RB	4.00%	05/01/2051	5,000	4,848,139
				28,954,076
Tennessee–1.49%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	225,965
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	7,250	7,825,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2035	$ 4,500	$ 4,704,391
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,127,977
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,120,518
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(e)	5.50%	07/01/2054	1,250	1,369,424
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(f)	5.13%	06/01/2036	200	204,493
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,264,608
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,824,296
Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,326,387
				36,993,992
Texas–10.65%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(e)	4.50%	08/15/2033	5	5,002
Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	10,150	9,729,082
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	891,001
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,427,060
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,775,111
Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,775,111
Series 2024, RB	5.25%	11/01/2048	10,000	11,114,759
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(f)	5.00%	04/01/2032	1,100	1,100,118
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	11,265,428
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	5,000	4,798,288
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,620,891
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(e)	5.25%	10/01/2048	10,750	11,625,164
Harris (County of), TX Flood Control District; Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,911,772
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(k)(m)	2.90%	02/15/2042	5,000	5,000,000
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	5,209,406
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	6,280	6,977,297
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	6,500	6,634,371
Houston (City of), TX; Series 2020 C, Ref. RB	4.00%	11/15/2043	10,000	9,897,245
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,396,733
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,385,030
Lamar Consolidated Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,700	11,066,531
Series 2023, GO Bonds	4.00%	02/15/2053	7,500	7,175,584
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,652,173
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,747,951
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(f)	5.00%	08/15/2039	425	425,021
Series 2019, RB(f)	5.00%	08/15/2049	150	146,649
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	140	110,050
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	563,784
Series 2016, RB	5.00%	07/01/2051	600	485,084
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	367,321
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2048	250	254,051
Series 2018 A-1, RB (INS - AGM)(e)	5.00%	07/01/2058	850	860,820
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,032,356
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(e)	5.00%	01/01/2043	10,000	10,214,318
Northwest Independent School District; Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	10,000	10,092,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$ 5,000	$ 4,803,938
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	5,000	5,535,443
Series 2024 E, Ref. RB	5.25%	02/01/2049	5,000	5,565,217
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,804,365
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,191,256
Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	6,910	6,616,241
Series 2022, RB	5.00%	10/15/2047	16,350	17,753,039
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,712,239
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,457,964
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	6,168,095
				264,341,215
Utah–0.49%
Black Desert Public Infrastructure District; Series 2024, RB(f)	5.63%	12/01/2053	5,000	5,179,197
Emery (County of), UT (Pacificorp); Series 1994, Ref. VRD PCR (LOC - Canadian Imperial Bank of Commerce)(k)(m)	3.40%	11/01/2024	5,240	5,240,000
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	740,223
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(f)	5.38%	06/15/2049	1,110	1,075,203
				12,234,623
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(e)	5.00%	10/01/2032	1,400	1,413,119
Virginia–0.29%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(c)(g)	6.75%	03/01/2034	302	190,260
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,376,635
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	734,774
				7,301,669
Washington–0.49%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	35	35,010
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(k)	2.30%	01/01/2046	300	300,000
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,171	1,167,014
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,391,592
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,304,193
				12,197,809
West Virginia–0.34%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2018 E, Ref. VRD RB(k)	3.53%	06/01/2033	8,550	8,550,000
Wisconsin–1.76%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(e)(h)	0.00%	12/15/2055	23,575	5,540,363
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	20,159,996
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,468,683
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	7,019,159
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2036	900	946,148
Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2054	1,275	1,296,075
Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2058	1,400	1,423,141
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	$ 290	$ 290,237
Series 2012 A, RB	6.00%	07/15/2042	350	350,253
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(f)	5.00%	06/15/2039	310	310,238
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(f)	5.38%	06/01/2044	535	475,056
Series 2019 A, RB(f)	5.50%	06/01/2054	540	471,164
				43,750,513
TOTAL INVESTMENTS IN SECURITIES(n)–103.06% (Cost $2,566,210,786)					2,557,209,244
FLOATING RATE NOTE OBLIGATIONS–(2.49)%
Notes with interest and fee rates ranging from 3.46% to 3.49% at 08/31/2024 and contractual maturities of collateral ranging from 11/15/2034 to 06/01/2050 (See Note 1k)(o)				(61,770,000)
OTHER ASSETS LESS LIABILITIES–(0.57)%					(14,206,379)
NET ASSETS–100.00%					$2,481,232,865
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $18,648,374, which represented less than 1% of the Fund’s Net Assets.
(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $60,985,059, which represented 2.46% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(l)	Restricted security. The aggregate value of these securities at August 31, 2024 was $13,729,590, which represented less than 1% of the Fund’s Net Assets.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $112,624,846 are held by TOB Trusts and serve as collateral for the $61,770,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $2,566,210,786)	$2,557,209,244
Receivable for:
Investments sold	76
Fund shares sold	1,574,402
Interest	27,614,681
Investments matured, at value (Cost $11,811,777)	7,310,210
Investment for trustee deferred compensation and retirement plans	126,246
Other assets	474,971
Total assets	2,594,309,830
Liabilities:
Floating rate note obligations	61,770,000
Payable for:
Investments purchased	44,914,218
Dividends	3,393,247
Fund shares reacquired	1,315,326
Amount due custodian	647,668
Accrued fees to affiliates	749,744
Accrued interest expense	45,989
Accrued trustees’ and officers’ fees and benefits	55,923
Accrued other operating expenses	58,604
Trustee deferred compensation and retirement plans	126,246
Total liabilities	113,076,965
Net assets applicable to shares outstanding	$2,481,232,865
Net assets consist of:
Shares of beneficial interest	$2,911,550,993
Distributable earnings (loss)	(430,318,128)
$2,481,232,865
Net Assets:
Class A	$1,217,461,692
Class C	$70,912,850
Class Y	$1,184,055,398
Class R6	$8,802,925
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	175,427,851
Class C	10,297,354
Class Y	171,178,233
Class R6	1,268,017
Class A:
Net asset value per share	$6.94
Maximum offering price per share (Net asset value of $6.94 ÷ 95.75%)	$7.25
Class C:
Net asset value and offering price per share	$6.89
Class Y:
Net asset value and offering price per share	$6.92
Class R6:
Net asset value and offering price per share	$6.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco AMT-Free Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$55,326,382
Expenses:
Advisory fees	4,852,009
Administrative services fees	176,281
Custodian fees	7,593
Distribution fees:
Class A	1,517,601
Class C	380,881
Interest, facilities and maintenance fees	1,908,381
Transfer agent fees — A, C and Y	950,275
Transfer agent fees — R6	612
Trustees’ and officers’ fees and benefits	20,250
Registration and filing fees	113,988
Reports to shareholders	36,003
Professional services fees	177,199
Other	22,085
Total expenses	10,163,158
Less: Expense offset arrangement(s)	(4,247)
Net expenses	10,158,911
Net investment income	45,167,471
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(858,905))	(4,674,299)
Change in net unrealized appreciation of unaffiliated investment securities	1,909,361
Net realized and unrealized gain (loss)	(2,764,938)
Net increase in net assets resulting from operations	$42,402,533
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$45,167,471	$82,897,781
Net realized gain (loss)	(4,674,299)	(21,018,450)
Change in net unrealized appreciation	1,909,361	77,346,376
Net increase in net assets resulting from operations	42,402,533	139,225,707
Distributions to shareholders from distributable earnings:
Class A	(23,429,622)	(47,802,032)
Class C	(1,143,389)	(2,611,002)
Class Y	(22,929,002)	(39,751,176)
Class R6	(166,273)	(304,061)
Total distributions from distributable earnings	(47,668,286)	(90,468,271)
Share transactions–net:
Class A	(38,563,007)	(96,806,305)
Class C	(9,833,054)	(19,399,016)
Class Y	86,201,723	181,993,013
Class R6	749,543	2,569,613
Net increase in net assets resulting from share transactions	38,555,205	68,357,305
Net increase in net assets	33,289,452	117,114,741
Net assets:
Beginning of period	2,447,943,413	2,330,828,672
End of period	$2,481,232,865	$2,447,943,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco AMT-Free Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$6.96	$0.12	$(0.01)	$0.11	$(0.13)	$6.94	1.62%(d)	$1,217,462	0.92%(d)(e)	0.92%(d)(e)	0.76%(d)(e)	3.55%(d)(e)	7%
Year ended 02/29/24	6.80	0.23	0.18	0.41	(0.25)	6.96	6.22(d)	1,259,062	0.93(d)	0.93(d)	0.77(d)	3.40(d)	21
Year ended 02/28/23	7.61	0.24	(0.81)	(0.57)	(0.24)	6.80	(7.51)(d)	1,328,471	0.88(d)	0.88(d)	0.75(d)	3.42(d)	53
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03(d)	1,685,219	0.80(d)	0.80(d)	0.74(d)	2.42(d)	10
Year ended 02/28/21	8.04	0.22	(0.17)	0.05	(0.30)	7.79	0.70(d)	1,659,677	0.84(d)	0.84(d)	0.76(d)	2.86(d)	20
Seven months ended 02/29/20	7.50	0.15	0.55	0.70	(0.16)	8.04	9.44	1,551,474	0.86(e)	0.86(e)	0.74(e)	3.33(e)	8
Year ended 07/31/19	7.12	0.28	0.36	0.64	(0.26)	7.50	9.22	1,378,279	1.02	1.02	0.80	3.86	27
Class C
Six months ended 08/31/24	6.90	0.10	(0.01)	0.09	(0.10)	6.89	1.38	70,913	1.68(e)	1.68(e)	1.52(e)	2.79(e)	7
Year ended 02/29/24	6.74	0.18	0.18	0.36	(0.20)	6.90	5.44	80,994	1.69	1.69	1.53	2.64	21
Year ended 02/28/23	7.54	0.18	(0.80)	(0.62)	(0.18)	6.74	(8.19)	98,530	1.64	1.64	1.51	2.66	53
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24	154,706	1.56	1.56	1.50	1.66	10
Year ended 02/28/21	7.97	0.16	(0.18)	(0.02)	(0.23)	7.72	(0.14)	151,779	1.60	1.60	1.52	2.10	20
Seven months ended 02/29/20	7.43	0.11	0.56	0.67	(0.13)	7.97	9.05	230,719	1.63(e)	1.63(e)	1.51(e)	2.57(e)	8
Year ended 07/31/19	7.06	0.22	0.36	0.58	(0.21)	7.43	8.34	258,540	1.78	1.78	1.56	3.10	27
Class Y
Six months ended 08/31/24	6.93	0.13	(0.00)	0.13	(0.14)	6.92	1.89	1,184,055	0.68(e)	0.68(e)	0.52(e)	3.79(e)	7
Year ended 02/29/24	6.77	0.25	0.18	0.43	(0.27)	6.93	6.48	1,099,816	0.69	0.69	0.53	3.64	21
Year ended 02/28/23	7.58	0.25	(0.81)	(0.56)	(0.25)	6.77	(7.33)	898,454	0.64	0.64	0.51	3.66	53
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26	983,831	0.56	0.56	0.50	2.66	10
Year ended 02/28/21	8.02	0.24	(0.18)	0.06	(0.32)	7.76	0.82	835,955	0.60	0.60	0.52	3.10	20
Seven months ended 02/29/20	7.47	0.16	0.56	0.72	(0.17)	8.02	9.77	578,082	0.62(e)	0.62(e)	0.50(e)	3.57(e)	8
Year ended 07/31/19	7.09	0.29	0.37	0.66	(0.28)	7.47	9.52	502,457	0.78	0.78	0.56	4.10	27
Class R6
Six months ended 08/31/24	6.96	0.13	(0.01)	0.12	(0.14)	6.94	1.78	8,803	0.61(e)	0.61(e)	0.45(e)	3.86(e)	7
Year ended 02/29/24	6.80	0.25	0.18	0.43	(0.27)	6.96	6.54	8,072	0.62	0.62	0.46	3.71	21
Year ended 02/28/23	7.61	0.26	(0.81)	(0.55)	(0.26)	6.80	(7.22)	5,374	0.57	0.57	0.44	3.73	53
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35	6,714	0.49	0.49	0.43	2.73	10
Year ended 02/28/21	8.05	0.25	(0.18)	0.07	(0.33)	7.79	0.92	6,855	0.52	0.52	0.44	3.18	20
Seven months ended 02/29/20	7.50	0.16	0.56	0.72	(0.17)	8.05	9.74	5,675	0.59(e)	0.59(e)	0.47(e)	3.60(e)	8
Period ended 07/31/19(f)	7.42	0.06	0.07	0.13	(0.05)	7.50	1.80	10	0.72(e)	0.72(e)	0.50(e)	4.16(e)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2024, the year ended February 29, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
23	Invesco AMT-Free Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
24	Invesco AMT-Free Municipal Income Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services.
25	Invesco AMT-Free Municipal Income Fund

IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $20,448 in front-end sales commissions from the sale of Class A shares and $5,534 and $4,342 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,541,884,397	$15,324,847	$2,557,209,244
Other Investments - Assets
Investments Matured	—	4,752,187	2,558,023	7,310,210
Total Investments	$—	$2,546,636,584	$17,882,870	$2,564,519,454
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $28,793,745 and securities sales of $28,587,235, which resulted in net realized gains (losses) of $(858,905).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,247.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
26	Invesco AMT-Free Municipal Income Fund

NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2024, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $61,750,000 and 3.94%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$83,956,395	$339,061,217	$423,017,612
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $277,414,637 and $165,441,343, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$67,841,496
Aggregate unrealized (depreciation) of investments	(91,409,571)
Net unrealized appreciation (depreciation) of investments	$(23,568,075)
Cost of investments for tax purposes is $2,588,087,529.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,513,040	$52,115,173	25,634,772	$175,033,924
Class C	534,200	3,661,243	2,230,712	15,161,765
Class Y	30,501,258	209,723,647	100,565,667	684,087,861
Class R6	147,094	1,019,677	541,036	3,710,617
Issued as reinvestment of dividends:
Class A	1,897,668	13,054,493	3,831,688	26,130,336
Class C	106,018	723,608	238,082	1,610,481
Class Y	1,969,587	13,504,591	3,256,193	22,123,919
Class R6	22,705	156,238	41,496	282,920
Automatic conversion of Class C shares to Class A shares:
Class A	912,288	5,998,287	1,574,679	10,668,998
Class C	(919,638)	(5,998,287)	(1,587,350)	(10,668,998)
27	Invesco AMT-Free Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(15,895,457)	$(109,730,960)	(45,484,689)	$(308,639,563)
Class C	(1,159,198)	(8,219,618)	(3,759,652)	(25,502,264)
Class Y	(19,940,518)	(137,026,515)	(77,822,129)	(524,218,767)
Class R6	(61,829)	(426,372)	(212,686)	(1,423,924)
Net increase in share activity	5,627,218	$38,555,205	9,047,819	$68,357,305

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
28	Invesco AMT-Free Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco AMT-Free Municipal Income Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and
29	Invesco AMT-Free Municipal Income Fund

five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
30	Invesco AMT-Free Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
31	Invesco AMT-Free Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco California Municipal Fund
Nasdaq:
A: OPCAX ■ C: OCACX ■ Y: OCAYX ■ R6: IORCX

2	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
34	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.36%
California–101.96%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$ 1,000	$ 1,007,317
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,710,220
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,099,276
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,523,711
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,546,677
Alameda Unified School District (Election of 2022); Series 2024 B, GO Bonds	5.00%	08/01/2049	3,000	3,360,701
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	11,128,249
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,299,288
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2043	1,300	1,344,102
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	555	563,094
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	619,768
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	130,612
Series 2019, RB	5.00%	09/01/2031	140	146,111
Series 2019, RB	5.00%	09/01/2049	775	795,782
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	545	550,068
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	904,481
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(b)	0.00%	08/01/2026	1,465	1,392,050
Series 2009, GO Bonds(b)	0.00%	08/01/2032	3,045	2,407,761
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	504,405
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,845	1,852,897
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,013,043
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(c)	5.25%	07/01/2049	5,250	5,675,449
Series 2024 B, RB(c)	5.25%	07/01/2054	5,000	5,363,455
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(d)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(d)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,013
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,794,124
Series 2022, GO Bonds(e)	5.00%	11/01/2042	11,370	12,740,920
Series 2022, GO Bonds(e)	5.00%	09/01/2052	10,000	10,925,914
Series 2022, GO Bonds	5.00%	09/01/2052	5,000	5,462,957
Series 2023, GO Bonds(e)	5.25%	09/01/2053	15,000	16,858,316
Series 2024, GO Bonds	5.00%	09/01/2053	10,000	11,055,058
Series 2024, GO Bonds	4.00%	08/01/2054	3,250	3,254,374
Series 2024, GO Bonds	5.25%	08/01/2054	1,500	1,698,876
Series 2024, GO Bonds	5.50%	08/01/2054	1,500	1,736,583
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(f)	5.25%	04/01/2030	11,000	11,865,308
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(f)	5.25%	10/01/2031	10,000	10,734,043
Series 2023 D, RB(f)	5.50%	11/01/2028	8,000	8,574,489
Series 2023, RB(f)	5.00%	08/01/2029	3,600	3,827,083
Series 2023, RB(f)	5.00%	03/01/2031	12,250	13,164,344
Series 2024, RB(f)	5.00%	12/01/2032	12,500	13,490,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	$ 665	$ 682,298
Series 2018, RB	5.25%	05/01/2053	2,500	2,558,248
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(g)	4.00%	02/01/2056	3,000	2,506,321
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	5,360	5,156,336
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(b)(g)	0.00%	06/01/2057	45,600	3,878,193
Series 2007 E, RB(b)(g)	0.00%	06/01/2057	51,500	3,741,769
Series 2007 F, RB(b)(g)	0.00%	06/01/2057	55,250	3,874,069
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	559,129
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,209,155
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	18,570	18,956,601
Series 2006 C, RB(b)	0.00%	06/01/2055	332,360	34,047,390
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	2,940	2,942,841
Series 2002, RB	6.13%	06/01/2038	9,700	9,708,551
Series 2006 A, RB(b)	0.00%	06/01/2046	62,110	15,462,198
Series 2006 C, RB(b)	0.00%	06/01/2055	71,700	8,621,122
Series 2006 D, RB(b)	0.00%	06/01/2055	309,500	29,356,477
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	663,337
Series 2020 B-2, Ref. RB(b)	0.00%	06/01/2055	22,000	4,340,437
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,345	3,378,684
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(b)	0.00%	06/01/2055	7,050	1,572,561
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	775	779,361
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,758,591
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,020,594
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	9,705	10,366,437
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,600	3,697,599
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,861,330
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	2,625	2,667,922
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	7,500	8,598,021
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,331,481
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,279,217
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,022,760
Series 2021 A, Ref. RB	4.00%	08/15/2048	23,375	23,382,562
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,754,186
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020 A, Ref. RB	4.00%	04/01/2049	12,060	11,567,895
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,525,944
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	1,105	1,108,136
California (State of) Health Facilities Financing Authority (El Camino Hospital); Series 2015 A, Ref. RB	5.00%	02/01/2040	2,130	2,138,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	$ 1,000	$ 1,068,746
Series 2024, RB	5.25%	11/15/2053	1,450	1,539,662
Series 2024, RB	5.25%	11/15/2058	2,000	2,112,918
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	12,136,756
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	554,823
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	740,109
Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,165,321
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,626,016
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	14,778,133
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,909,112
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	1,563	1,634,870
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(c)(f)(g)	8.00%	08/15/2025	2,000	2,019,146
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street); Series 2017, RB	5.00%	05/15/2052	2,815	2,940,516
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(g)	5.00%	01/01/2056	2,450	2,460,379
California (State of) Municipal Finance Authority; Series 2024 A, RB	5.00%	09/01/2054	1,500	1,635,091
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	3,032,757
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	280	284,370
Series 2018 A, RB(g)	5.00%	06/01/2048	3,225	3,237,856
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	709,258
Series 2020 B, RB	4.00%	09/01/2050	1,095	992,356
Series 2021 A, RB	4.00%	09/01/2041	655	634,431
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,013,233
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,348,135
Series 2021 B, RB	4.00%	09/01/2041	915	884,116
Series 2021 B, RB	4.00%	09/01/2046	830	776,805
Series 2021 B, RB	4.00%	09/01/2051	775	703,172
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,334,694
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	947,779
Series 2022 C, RB	6.25%	09/01/2052	1,895	2,053,181
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,469,293
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,000	1,001,758
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	2,665	2,666,726
Series 2014 A, RB	5.25%	08/15/2049	1,420	1,420,579
Series 2014 B, RB	5.88%	08/15/2049	705	705,219
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,061,865
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	287,487
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	394,709
Series 2023, RB	5.25%	08/15/2058	1,100	1,161,976
Series 2024, Ref. RB	5.00%	08/15/2054	1,000	1,075,890
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,707,940
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,292,045
Series 2018, RB	5.00%	05/15/2043	5,900	6,110,238
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing); Series 2018, RB	5.00%	05/15/2043	$ 3,000	$ 3,106,901
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,761,754
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,765,999
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	822,484
Series 2024, RB	5.00%	09/01/2054	750	780,128
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,866,412
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,120,558
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,056,188
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,026,028
Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	2,022,482
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,007,582
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	755	754,924
Series 2012, RB(g)	6.88%	01/01/2042	2,080	2,052,290
California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,223,406
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,719,084
Series 2021, RB	4.00%	10/01/2046	1,080	1,019,303
Series 2021, RB	4.00%	10/01/2049	8,000	7,455,963
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2043	10,005	10,193,535
Series 2018 A, RB(c)	5.00%	12/31/2047	18,610	18,855,464
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,820,772
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,355,044
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	600	601,408
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,778,826
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,556,400
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,265	3,309,104
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	990	1,013,006
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	1,475	1,457,106
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	2,700	2,491,918
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	971,234
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(g)	5.25%	06/01/2044	1,075	1,079,800
Series 2024, Ref. RB(g)	5.50%	06/01/2054	1,300	1,304,741
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,082,736
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(c)	4.00%	07/15/2029	15,000	15,045,531
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	616,719
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(g)	6.20%	06/15/2054	1,800	1,940,989
Series 2024, RB(g)	6.38%	06/15/2064	1,000	1,083,456
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	1,500	1,358,950
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(c)(g)(h)(i)	7.50%	07/01/2032	1,425	19,238
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(c)(g)(h)(i)	8.00%	07/01/2039	1,900	25,650
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(c)(g)(h)(i)	7.50%	07/01/2032	420	5,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(g)	5.00%	07/01/2037	$ 3,000	$ 3,008,586
Series 2012, RB(c)(g)	5.00%	11/21/2045	1,000	1,001,751
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(c)(g)	5.00%	11/21/2045	1,000	1,064,518
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	3,500	3,620,752
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	5,000	4,407,286
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(g)	6.25%	07/01/2054	2,000	2,104,088
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(g)	5.00%	01/01/2056	1,000	892,896
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	2.38%	11/15/2028	1,155	1,132,506
Series 2021, RB(g)	5.00%	11/15/2036	1,000	1,009,558
Series 2021, RB(g)	5.00%	11/15/2046	4,000	3,809,068
Series 2021, RB(g)	5.00%	11/15/2051	2,340	2,169,498
Series 2021, RB(g)	5.00%	11/15/2056	2,685	2,453,127
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(g)	5.00%	06/15/2050	1,540	1,511,427
Series 2020 A, RB(g)	5.00%	06/15/2055	1,030	1,001,542
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,017,308
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,005,166
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	2,900	3,380,286
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(g)	5.00%	06/15/2049	1,400	1,314,781
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(g)	5.00%	07/01/2036	400	402,015
Series 2019 A, RB(g)	5.00%	07/01/2044	630	593,661
Series 2019 A, RB(g)	5.00%	07/01/2054	1,600	1,444,361
California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	8,000	8,891,608
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	16,640	16,745,509
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	3,000	3,006,126
California (State of) School Finance Authority; Series 2024 A, RB(g)	5.75%	06/01/2053	2,000	2,034,422
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	840	840,880
Series 2015, RB(g)	5.00%	07/01/2045	1,265	1,270,510
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	3,745	3,872,672
Series 2022 A, RB(g)	6.25%	07/01/2062	4,655	4,808,479
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	1,000	1,004,281
Series 2016, Ref. RB(f)(g)(j)	5.00%	08/01/2025	65	66,386
Series 2016, Ref. RB(g)	5.00%	08/01/2041	2,425	2,439,235
Series 2016, Ref. RB(g)	5.00%	08/01/2046	685	687,630
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Sustainability Bonds); Series 2023, Ref. RB(g)	5.25%	06/01/2053	1,550	1,584,859
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(g)(j)	6.25%	07/01/2027	875	962,142
Series 2017, RB(g)	6.25%	07/01/2037	375	388,483
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(g)	5.00%	07/01/2043	2,000	2,025,049
Series 2024, RB(g)	5.00%	07/01/2064	1,440	1,490,130
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	2,305	2,315,072
Series 2018 A, RB(g)	5.00%	08/01/2038	1,000	1,033,461
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(g)	4.25%	07/01/2028	750	756,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(g)	5.50%	07/01/2054	$ 2,250	$ 2,349,928
Series 2024, RB(g)	5.63%	07/01/2063	1,000	1,043,335
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(g)	5.38%	07/01/2056	995	1,022,775
Series 2022, RB(g)	5.50%	07/01/2062	1,000	1,030,643
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	500	502,057
Series 2017 A, RB(g)	5.00%	07/01/2037	590	606,080
Series 2017 A, RB(g)	5.00%	07/01/2047	3,240	3,277,390
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2049	1,700	1,740,656
California (State of) School Finance Authority (New Designs Charter School);
Series 2024, Ref. RB(g)	5.00%	06/01/2054	1,300	1,308,034
Series 2024, Ref. RB(g)	5.00%	06/01/2064	1,600	1,600,784
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.88%	06/01/2053	700	719,819
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(g)	5.50%	08/01/2043	550	586,244
Series 2023, Ref. RB(g)	5.50%	08/01/2047	525	554,485
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(g)	6.00%	06/01/2063	2,035	2,081,140
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(g)	4.00%	11/01/2051	2,700	2,362,003
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(g)	5.13%	06/01/2053	500	511,439
Series 2023 A, RB(g)	5.38%	05/01/2063	1,000	1,027,901
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(g)	5.25%	07/01/2031	625	640,756
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.25%	07/01/2048	700	727,395
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,177,920
Series 2017, RB	5.00%	09/02/2046	1,265	1,292,853
Series 2020 B, RB	4.00%	09/02/2050	445	398,990
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,791,341
Series 2024, RB	5.00%	09/01/2054	800	816,176
California (State of) Statewide Communities Development Authority (899 Charleston Project); Series 2014 A, Ref. RB(g)	5.25%	11/01/2044	1,500	1,499,776
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	791,080
Series 2015 A, Ref. RB	5.00%	03/01/2045	2,315	2,339,594
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,221,849
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,901,728
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	6.38%	07/01/2047	2,000	2,002,608
Series 2012, RB	6.10%	07/01/2032	695	696,199
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	4,035,246
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	875	882,317
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,565	1,584,744
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,361,502
Series 2020, RB	4.00%	09/01/2050	2,000	1,801,327
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,290,320
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(g)	7.25%	09/01/2050	4,255	4,455,644
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	$ 1,650	$ 1,740,943
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,065	3,192,854
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	3,000	3,248,080
Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,524,969
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,440,755
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,478,244
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(f)(j)	5.25%	10/01/2024	600	600,985
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(c)	5.20%	06/01/2036	2,160	2,162,444
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	683,984
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	390,921
Series 2024, RB	5.00%	09/01/2054	550	569,619
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,796,161
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,050,468
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,756,966
Series 2024 A, Ref. RB	5.25%	12/01/2054	7,500	8,399,686
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	1,000	1,004,896
Series 2019, RB(g)	5.00%	06/01/2034	375	391,861
Series 2019, RB(g)	5.00%	06/01/2039	100	102,408
Series 2019, RB(g)	5.00%	06/01/2051	295	296,709
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	7,330	7,414,205
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,406,064
Series 2023, RB	5.25%	09/01/2053	2,225	2,343,341
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,123,292
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	1,640	1,687,002
Series 2019, RB(g)	5.25%	07/01/2049	3,375	3,430,800
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	1,001,023
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	543,211
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	2,023,867
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,178,489
Series 2022, RB	5.38%	09/02/2052	995	1,049,249
Series 2023, RB	5.25%	09/02/2043	1,125	1,176,954
Series 2023, RB	5.25%	09/01/2051	2,400	2,540,456
Series 2023, RB	5.50%	09/02/2053	1,875	1,959,724
Series 2024, RB	5.00%	09/02/2049	1,100	1,146,715
Series 2024, RB	5.00%	09/02/2054	1,100	1,143,374
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,218,782
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,570	2,570,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	$ 5,515	$ 5,629,067
Series 2002 B, RB	6.00%	05/01/2037	665	678,754
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,194,763
Series 2002, RB	6.00%	05/01/2043	2,125	2,168,969
Series 2006 A, RB(b)	0.00%	06/01/2046	8,000	2,098,585
California State University; Series 2024 A, RB	5.50%	11/01/2049	15,000	17,570,143
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	8,128,851
Carlsbad (City of), CA (Assessment District No. 96-1); Series 1998, RB	5.50%	09/02/2028	5	5,000
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	595,229
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	170,409
Series 2024, RB	5.00%	09/01/2049	675	702,327
Series 2024, RB	5.00%	09/01/2054	740	766,319
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,120,361
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	881,598
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,733,446
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(b)	0.00%	08/01/2047	12,750	4,573,468
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,644,112
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,085,741
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	511,809
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	30	30,044
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(b)	0.00%	08/01/2029	735	643,176
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(g)	5.00%	09/01/2030	440	459,708
Series 2018, RB(g)	5.00%	09/01/2038	1,090	1,133,692
Series 2018, RB(g)	5.00%	09/01/2048	2,015	2,062,916
Series 2018, RB(g)	5.00%	09/01/2053	1,525	1,553,504
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	635	635,590
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2035	1,300	876,084
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2041	6,250	3,119,707
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2042	4,335	2,054,976
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,689,872
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(g)	4.00%	08/01/2056	985	886,588
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(g)	5.00%	07/01/2051	3,250	3,211,913
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,054
Series 2007 C, Ref. RB	6.50%	12/15/2047	850	850,108
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	10,000	9,898,149
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2020, RB	4.00%	09/01/2036	200	200,027
Series 2020, RB	4.00%	09/01/2040	400	392,833
Series 2023, RB	5.00%	09/01/2048	1,675	1,722,212
Series 2023, RB	5.00%	09/01/2053	2,600	2,687,599
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 3);
Series 2021, RB	4.00%	09/01/2045	850	787,145
Series 2021, RB	4.00%	09/01/2051	865	772,541
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	76,065
Series 2021, RB	4.00%	09/01/2050	540	484,857
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,171,776
Series 2023, RB	5.25%	09/01/2053	1,385	1,453,444
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,021,062
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	$ 15,330	$ 15,261,783
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(b)	0.00%	08/01/2033	4,430	3,368,717
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	2,680	2,433,564
Emeryville (City of), CA Public Financing Authority (Alameda County);
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	445,531
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2033	385	385,452
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	500	500,566
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	880,848
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,473,594
Series 2024, RB	5.00%	09/01/2049	415	432,619
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,682
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,192,053
Series 2015, Ref. RB (INS - AGM)(a)(b)	0.00%	01/15/2035	2,745	1,939,558
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	01/15/2046	15,965	16,008,671
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,683,752
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	826,314
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(c)	5.00%	07/01/2053	4,570	4,774,094
Garden Grove Public Financing Authority; Series 2024 A, RB (INS - BAM)(a)	5.00%	04/01/2049	6,000	6,704,768
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	3,105,142
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(j)	0.00%	08/01/2029	615	539,876
Series 2009 A, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2029	4,735	4,123,436
Series 2009 A, GO Bonds(b)(j)	0.00%	08/01/2031	2,235	1,842,844
Series 2009 A, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2031	1,415	1,151,021
Glendora (City of), CA Public Finance Authority (No. 1); Series 2003 A, RB (INS - NATL)(a)	5.00%	09/01/2024	485	485,000
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(b)	0.00%	06/01/2066	21,000	2,452,321
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	12,945,200
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	661,265
Series 2024, RB	5.00%	09/01/2054	1,000	1,044,553
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,602,756
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,307,085
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,313,243
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,445,998
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2053	1,500	1,677,054
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	887,737
Independent Cities Finance Authority (Union City Tropics); Series 2019, Ref. RB	5.00%	05/15/2048	1,000	1,035,092
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	555,976
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	696,273
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(b)	0.00%	06/01/2036	8,000	3,721,286
Series 2007 C-2, RB(b)	0.00%	06/01/2047	14,000	3,092,967
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB(f)(j)	5.00%	09/01/2024	445	445,000
Series 2014, RB(f)(j)	5.00%	09/01/2024	445	445,000
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(a)	5.25%	09/01/2053	5,000	5,574,739
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023 A, RB (INS - BAM)(a)	4.00%	09/01/2058	5,000	4,896,992
Irvine Ranch Water District; Series 2016, RB	5.25%	02/01/2046	4,305	4,438,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	$ 3,500	$ 3,527,022
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,000	3,003,182
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	341,491
Series 2021, RB	4.00%	09/01/2046	450	422,964
Series 2021, RB	4.00%	09/01/2051	700	644,262
Series 2024, RB	5.00%	09/01/2054	1,000	1,035,670
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,580,663
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	882,230
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,025,585
Series 2021, RB	4.00%	09/01/2051	430	389,530
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	749,880
Series 2020, RB	4.00%	09/01/2045	835	796,081
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	251,121
Series 2020, RB	4.00%	09/01/2049	730	672,779
Series 2022, RB	4.00%	09/01/2052	3,000	2,806,120
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,520	2,526,619
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,525
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	312,627
Long Beach (City of), CA; Series 2017 A, RB(c)	5.00%	05/15/2040	16,080	16,595,460
Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,374,180
Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(c)	5.00%	05/15/2043	8,210	8,415,355
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,896
Series 2007 A, RB	5.50%	11/15/2032	2,665	3,009,047
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,172,656
Los Alamitos Unified School District; Series 2013, GO Bonds(k)	6.01%	08/01/2040	1,660	1,727,225
Los Alamitos Unified School District (Capital); Series 2012, COP	5.95%	08/01/2034	1,200	1,370,381
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,539,861
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1); Series 2014, Ref. RB	5.00%	09/01/2031	590	591,033
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(c)	5.00%	05/15/2034	45	45,437
Series 2018, RB(c)(e)	5.00%	05/15/2035	11,410	12,134,323
Series 2018, RB(c)(e)	5.00%	05/15/2036	10,640	11,281,199
Series 2019 A, Ref. RB(c)	5.00%	05/15/2049	16,710	17,171,356
Series 2021, Ref. RB(c)	5.00%	05/15/2035	3,500	3,806,289
Series 2022 A, RB(c)	5.00%	05/15/2045	12,875	13,623,551
Series 2022 A, RB(c)	4.00%	05/15/2049	6,400	6,144,405
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(c)	5.00%	05/15/2045	5,000	5,024,918
Series 2018 A, RB(c)	5.25%	05/15/2048	5,000	5,170,062
Series 2018, Ref. RB(c)	5.00%	05/15/2048	4,395	4,521,558
Series 2019, RB(c)	5.00%	05/15/2049	24,745	25,333,117
Series 2020 C, RB(c)	5.00%	05/15/2045	8,000	8,337,190
Series 2022, RB(c)	4.00%	05/15/2047	10,000	9,612,335
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB(e)	5.00%	07/01/2047	$ 21,000	$ 21,669,751
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,771,506
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,595,264
Series 2021, RB(e)	5.00%	07/01/2051	31,555	34,220,145
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	7,075,161
Series 2023 F-1, Ref. VRD RB(l)	2.50%	07/01/2048	1,000	1,000,000
Series 2023 F-2, Ref. VRD RB(l)	2.25%	07/01/2047	500	500,000
Subseries 2001 B-8, Ref. VRD RB(l)	2.00%	07/01/2034	2,000	2,000,000
Subseries 2002 A-3, Ref. VRD RB(l)	2.45%	07/01/2035	1,045	1,045,000
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	2,091,948
Series 2024, RB	5.00%	09/01/2049	1,000	1,053,556
Series 2024, RB	5.00%	09/01/2054	1,325	1,391,542
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,741,247
Los Angeles (Port of), CA; Series 2014 A, Ref. RB(c)	5.00%	08/01/2036	1,000	1,000,996
Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	7,500	8,428,324
Lynwood (City of), CA Public Financing Authority (Measure M); Series 2019 A, RB (INS - AGM)(a)	5.25%	06/01/2048	3,185	3,357,005
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	70	72,190
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,877,713
Series 2020, RB	4.00%	09/01/2051	3,560	3,115,676
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,558,234
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	260,046
Series 2020 A, RB	4.00%	09/01/2040	700	684,255
Series 2020 B, RB	4.00%	09/01/2040	700	674,757
McFarland Unified School District (Election of 2012); Series 2014 A, GO Bonds(f)(j)	5.50%	11/01/2024	1,750	1,757,088
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	868,593
Series 2024, RB	5.00%	09/01/2054	1,000	1,048,265
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2038	1,500	1,382,986
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,860,535
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	668,412
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,543,425
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2035	940	658,118
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,040,049
Merced City School District (Election of 2014);
Series 2018, GO Bonds	5.00%	08/01/2048	3,020	3,167,965
Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,521,655
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(l)	2.40%	07/01/2047	3,000	3,000,000
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2031	840	671,310
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,064,999
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	447,573
Series 2019, RB	5.00%	09/01/2048	485	496,533
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	4,916,235
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	12,045	11,806,096
Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,120,206
Mountain View Shoreline Regional Park Community; Series 2018 A, RB (INS - AGM)(a)	5.00%	08/01/2048	2,000	2,094,274
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	8,000	8,562,158
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	674,021
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,502,465
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(e)(m)	4.00%	08/01/2047	22,000	21,980,484
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Northern California Energy Authority; Series 2024, Ref. RB(f)	5.00%	08/01/2030	$ 10,000	$ 10,737,579
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	8,726,390
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	810	821,045
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2038	8,680	5,442,120
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2042	5,755	3,536,054
Ontario (City of), CA;
Series 2021, RB	4.00%	09/01/2051	500	463,130
Series 2023, RB	5.50%	09/01/2048	1,250	1,353,068
Series 2023, RB	5.75%	09/01/2054	2,250	2,446,402
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	795,023
Series 2024, RB	5.00%	09/01/2049	1,000	1,051,177
Series 2024, RB	5.00%	09/01/2054	1,180	1,232,573
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,023,497
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	698,189
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	274,629
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	126,542
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,826,794
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,393,655
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	2,077,830
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,251,404
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,501,674
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	850,929
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,410
Palm Springs (City of), CA Community Redevelopment Agency Successor Agency; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	09/01/2032	445	445,533
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(k)	6.38%	08/01/2045	3,330	3,159,047
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,585,665
Series 2017, Ref. RB	5.00%	11/01/2042	7,835	7,464,226
Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,467,556
Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,829,344
Perris (City of), CA Joint Powers Authority; Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,318,175
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	235,297
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	290,360
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	63,762
Pittsburg Public Financing Authority; Series 2022 A, RB (INS - AGM)(a)	5.00%	08/01/2052	13,580	14,663,378
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	7,000	7,338,195
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	2,000	1,995,703
Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	2,255	2,255,785
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,930	1,966,082
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	373,198
Series 2021, RB	4.00%	09/01/2046	585	535,975
Series 2021, RB	4.00%	09/01/2050	500	446,867
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	$ 225	$ 208,494
Series 2021, RB	4.00%	09/01/2050	200	181,252
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,376,238
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	500	522,057
Series 2018, GO Bonds	5.00%	08/01/2033	500	521,042
Series 2018, GO Bonds	5.00%	08/01/2035	750	780,032
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	361,383
Regents of the University of California Medical Center;
Series 2022 P, RB(e)	5.00%	05/15/2047	30,280	33,119,643
Series 2022 P, RB	4.00%	05/15/2053	15,000	14,939,082
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2042	8,125	3,885,584
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2043	4,500	2,042,468
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	13,611,648
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,913,881
Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,174,378
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,059,411
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,007,068
Series 2017, RB	5.00%	09/01/2045	535	546,312
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,059,279
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	502,707
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment);
Series 2011, RB(f)(j)	7.75%	10/01/2024	1,000	1,003,517
Series 2011, RB(f)(j)	8.00%	10/01/2024	1,000	1,003,668
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	16,353,839
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	273,049
Series 2020, RB	4.00%	09/01/2050	610	557,996
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	264,431
Series 2021, RB	4.00%	09/01/2050	600	546,294
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,570,685
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,782,433
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,434,232
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,315,302
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	797,466
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	390,555
Series 2023, RB	5.00%	09/01/2054	1,090	1,134,606
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,011,978
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	1,049,495
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	398,060
Series 2024, RB	5.00%	09/01/2049	775	816,445
Series 2024, RB	5.00%	09/01/2054	860	902,417
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	530,437
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	862,745
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,608,307
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,170,522
Series 2024, RB	5.00%	09/01/2054	1,500	1,558,204
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	$ 450	$ 416,724
Series 2020, RB	4.00%	09/01/2050	1,000	895,114
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	356,863
Series 2020, RB	4.00%	09/01/2045	350	316,635
Series 2020, RB	4.00%	09/01/2050	475	420,619
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,925,128
Series 2022, RB	5.00%	09/01/2052	2,760	2,856,685
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	2,000	2,067,501
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,307,416
Series 2015, Ref. RB	5.00%	09/01/2033	1,075	1,089,379
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2020 H, RB	4.00%	08/15/2045	5,000	5,039,575
Series 2024 M, RB	5.00%	11/15/2054	8,000	8,935,401
Sacramento (County of), CA; Series 2018 C, Ref. RB(c)	5.00%	07/01/2039	2,835	2,930,946
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	581,948
Series 2022, RB	5.25%	09/01/2052	680	706,801
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	5	5,000
San Diego (City of), CA Public Facilities Financing Authority; Series 2024 A, RB	5.00%	05/15/2054	12,500	13,972,440
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(c)	5.75%	12/01/2032	3,365	3,370,723
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(c)	5.00%	07/01/2049	4,325	4,417,125
Series 2021 A, RB	4.00%	07/01/2056	5,130	4,991,803
Series 2021 A, RB	5.00%	07/01/2056	3,880	4,159,173
Series 2021 B, RB(c)	4.00%	07/01/2046	15,040	14,424,509
Series 2021 B, RB(c)	4.00%	07/01/2051	4,000	3,783,544
Series 2021 B, RB(c)	5.00%	07/01/2051	1,500	1,555,789
Series 2021 B, RB(c)	5.00%	07/01/2056	22,240	22,987,731
Series 2023 B, RB(c)	5.00%	07/01/2053	5,000	5,260,699
San Diego Unified School District; Series 2022, GO Bonds(e)	4.25%	07/01/2052	17,500	17,778,352
San Diego Unified School District (Election of 2012) (Green Bonds); Series 2021 N-2, GO Bonds	4.00%	07/01/2046	11,300	11,423,853
San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	14,939,074
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(c)(f)(j)	5.00%	05/01/2028	10	10,607
Second Series 2018 D, RB(c)	5.00%	05/01/2048	11,280	11,454,424
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	10,033,213
Second Series 2024, Ref. RB(c)	5.25%	05/01/2044	5,000	5,464,516
Series 2017 A, RB(c)	5.00%	05/01/2047	2,000	2,022,796
Series 2018 D, RB(c)	5.25%	05/01/2048	6,200	6,402,490
Series 2019 A, RB(c)	5.00%	05/01/2049	49,310	50,598,727
Series 2019 E, RB(c)(f)(j)	4.00%	05/01/2029	435	448,998
Series 2019 E, RB(c)	4.00%	05/01/2050	4,565	4,357,723
Series 2019 E, RB(c)	5.00%	05/01/2050	3,080	3,157,798
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	530,685
Series 2020, RB	4.00%	09/01/2050	1,025	936,159
Series 2023, RB(g)	5.25%	09/01/2048	960	1,014,592
Series 2023, RB(g)	5.50%	09/01/2053	2,050	2,201,262
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(g)	4.00%	09/01/2052	2,000	1,787,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(g)	5.00%	09/01/2037	$ 385	$ 415,329
Series 2022 A, RB(g)	5.00%	09/01/2052	2,000	2,013,893
Series 2022 B, RB(g)	5.00%	09/01/2052	1,000	996,424
Series 2023 B, RB(g)	5.50%	09/01/2053	1,550	1,587,132
San Francisco (City & County of), CA Public Utilities Commission; Series 2024 D, RB	5.00%	10/01/2054	10,000	11,073,438
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2021 A, RB	4.00%	10/01/2048	10,000	9,974,373
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(g)	5.75%	09/01/2050	850	927,952
Series 2023, RB(g)	5.75%	09/01/2053	1,800	1,959,057
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,595	2,603,551
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,811,592
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGM)(a)	5.00%	08/01/2048	2,250	2,487,728
Series 2023, RB (INS - AGM)(a)	5.25%	08/01/2053	2,375	2,663,306
San Gorgonio Memorial Health Care District; Series 2014, Ref. GO Bonds	5.00%	08/01/2032	500	486,878
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	663,318
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	250	256,018
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	2,000	2,009,810
San Jose (City of), CA; Series 2017 A, Ref. RB(c)	5.00%	03/01/2047	17,260	17,446,030
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(c)	6.20%	01/01/2041	3,150	3,149,709
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(c)	5.10%	12/01/2032	3,525	3,525,866
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	4,890	4,896,629
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(b)	0.00%	09/01/2031	3,110	2,525,659
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,502,190
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	768,388
San Mateo Foster City School District;
Series 2010, GO Bonds(k)	6.63%	08/01/2042	1,010	1,094,300
Series 2023 B, GO Bonds	4.00%	08/01/2051	10,000	9,931,857
Santa Barbara (County of), CA;
Series 2018 B, COP(c)	5.00%	12/01/2037	12,695	13,372,828
Series 2018 B, COP(c)	5.00%	12/01/2038	5,000	5,245,882
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(c)	5.85%	08/01/2031	760	761,519
Series 2001 A, RB(c)	6.00%	08/01/2041	2,070	2,111,765
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	4,010	4,011,551
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,199,059
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,753,848
Series 2011, RB	5.88%	07/01/2042	2,600	2,604,837
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	503,311
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	710	712,073
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(b)	0.00%	06/01/2036	22,420	11,805,269
Series 2007 A, RB(b)	0.00%	06/01/2041	10,000	3,914,800
Series 2007 B, RB(b)	0.00%	06/01/2047	12,650	3,408,239
Series 2007 C, RB(b)	0.00%	06/01/2056	65,815	7,163,713
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(b)	0.00%	08/01/2028	3,480	3,120,527
Series 2007 C, GO Bonds (INS - AGM)(a)(b)	0.00%	08/01/2030	2,765	2,331,217
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,228,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	$ 10,000	$ 10,877,500
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	5.00%	09/01/2052	2,500	2,587,577
Southern California Public Power Authority; Series 2024, RB(e)(m)	5.00%	07/01/2053	10,000	11,137,787
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(f)	5.00%	09/01/2030	5,000	5,385,335
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	258,724
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,363,157
Series 2007 A, RB	5.00%	11/01/2028	205	214,955
Series 2007 A, RB	5.00%	11/01/2029	165	173,851
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,218,089
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(b)	0.00%	06/01/2046	3,000	616,450
Series 2019, Ref. RB	5.00%	06/01/2039	750	798,495
Series 2019, Ref. RB	5.00%	06/01/2048	2,375	2,408,709
Series 2019, Ref. RB(b)	0.00%	06/01/2054	27,610	5,474,378
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,878,039
Series 2024, RB	5.00%	09/01/2049	525	549,268
Series 2024, RB	5.00%	09/01/2054	625	649,264
Stockton (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,000	1,035,779
Sulphur Springs Union School District; Series 2020, RB	4.00%	09/01/2050	1,225	1,096,514
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	1,000	993,736
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,105,454
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	980,606
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	5,317,526
Series 2024, Ref. RB	5.00%	09/01/2054	2,200	2,298,017
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	932,103
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	297,389
Series 2024, RB	5.00%	09/01/2049	500	518,203
Series 2024, RB	5.00%	09/01/2054	350	361,596
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	475,361
Series 2021, RB	4.00%	09/01/2051	930	862,798
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,204,918
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(b)	0.00%	08/01/2034	3,395	2,101,231
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	2,011,306
Series 2022, RB	5.00%	09/01/2052	2,400	2,484,074
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,500	1,549,237
Series 2020 A, RB	5.00%	10/01/2049	4,300	4,408,549
Series 2020 B, RB	5.00%	10/01/2035	250	263,105
Series 2020 B, RB	5.00%	10/01/2038	300	311,098
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,032,967
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
University of California;
Series 2017, RB(e)	5.00%	05/15/2047	$ 15,000	$ 15,508,365
Series 2017, RB(e)(m)	5.00%	05/15/2048	16,000	16,794,123
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,198,531
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	12,060,077
Series 2021 BH, Ref. RB	4.00%	05/15/2051	10,000	10,028,514
Series 2024 BY-2, VRD RB(l)	2.00%	05/15/2054	5,500	5,500,000
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,358
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,306
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	687,453
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	250,916
Series 2021 A, RB	4.00%	09/01/2045	165	151,839
Series 2021 A, RB	4.00%	09/01/2051	260	230,724
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	985,917
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,332,567
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	488,025
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	252,169
Series 2023 A, RB	5.75%	07/01/2048	500	549,864
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,086,099
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,823,471
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,836,422
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(b)	0.00%	08/01/2025	2,500	2,435,487
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,496,266
West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	474,314
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	620,424
Series 2015, RB	5.25%	09/01/2045	1,550	1,566,582
				2,303,805,166
Guam–0.41%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,169,413
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,757,055
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,854,399
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,577,463
				9,358,330
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(c)	6.25%	03/15/2028	555	555,513
Series 2005 A, RB(c)	5.50%	03/15/2031	1,270	1,183,392
				1,738,905
Puerto Rico–3.73%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	7,800	7,840,322
Series 2002, RB	5.63%	05/15/2043	8,735	8,836,431
PRIFA Custodial Trust; Series 2005, RB(b)	0.00%	03/15/2049	83	24,677
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	$ 12,619	$ 8,505,012
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	462	465,242
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	955,035
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	970,348
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	970,729
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,717,988
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	737,033
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	627,026
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	828,231
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(b)	0.00%	11/01/2043	3,974	2,518,701
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2012 A, RB (Acquired 04/02/2013-04/22/2014; Cost $2,453,130)(h)(i)	5.00%	07/01/2042	4,000	2,160,000
Series 2012 A, RB (Acquired 04/03/2013; Cost $926,982)(h)(i)	5.05%	07/01/2042	1,000	540,000
Series 2013 A, RB (Acquired 05/19/2014-06/05/2014; Cost $5,024,121)(h)(i)	6.75%	07/01/2036	7,350	3,969,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	494	489,411
Series 2023 A, RB	6.63%	01/01/2028	3,767	3,731,452
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2027	1,524	1,370,871
Series 2018 A-1, RB(b)	0.00%	07/01/2031	1,616	1,240,890
Series 2018 A-1, RB(b)	0.00%	07/01/2033	11,974	8,448,397
Series 2018 A-1, RB	4.50%	07/01/2034	419	419,618
Series 2018 A-1, RB	4.55%	07/01/2040	342	342,814
Series 2018 A-1, RB(b)	0.00%	07/01/2046	8,788	2,963,257
Series 2018 A-1, RB(b)	0.00%	07/01/2051	13,879	3,406,077
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,491,174
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,646,279
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,130,287
Series 2019 A-2, RB	4.54%	07/01/2053	65	62,352
Series 2019 A-2, RB	4.78%	07/01/2058	865	855,926
Series 2019 A-2B, RB	4.55%	07/01/2040	926	928,204
University of Puerto Rico; Series 2006 P, Ref. RB	5.00%	06/01/2030	2,190	2,125,992
				84,318,780
Virgin Islands–0.18%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(c)	5.00%	09/01/2029	1,645	1,598,189
Series 2014 A, Ref. RB(c)	5.00%	09/01/2033	1,500	1,410,865
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	1,000	1,009,132
				4,018,186
Total Municipal Obligations (Cost $2,375,698,217)				2,403,239,367
			Shares
MuniFund Preferred Shares–0.09%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $2,000,000)(g)(l)			2,000,000	2,000,000
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.06%
California–0.02%
CalPlant I LLC; Exit Facility(g)	15.00%	07/01/2025	$ 485	495,185
Puerto Rico–0.04%
AES Puerto Rico, Inc.(n)	12.50%	03/04/2026	875	848,843
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,340,305)				1,344,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco California Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(n)	82,846	$ 0
TOTAL INVESTMENTS IN SECURITIES(o)–106.51% (Cost $2,379,038,522)		2,406,583,395
FLOATING RATE NOTE OBLIGATIONS–(7.23)%
Notes with interest and fee rates ranging from 3.45% to 3.67% at 08/31/2024 and contractual maturities of collateral ranging from 05/15/2035 to 09/01/2053 (See Note 1K)(p)		(163,390,000)
OTHER ASSETS LESS LIABILITIES–0.72%		16,344,604
NET ASSETS–100.00%		$2,259,537,999
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $182,086,387, which represented 8.06% of the Fund’s Net Assets.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $6,719,558, which represented less than 1% of the Fund’s Net Assets.
(i)	Restricted security. The aggregate value of these securities at August 31, 2024 was $6,719,558, which represented less than 1% of the Fund’s Net Assets.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $34,175,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $236,149,322 are held by TOB Trusts and serve as collateral for the $163,390,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco California Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $2,379,038,522)	$2,406,583,395
Cash	12,931,106
Receivable for:
Investments sold	1,561,350
Fund shares sold	2,857,843
Interest	26,328,600
Investments matured, at value (Cost $4,511,645)	2,336,884
Investment for trustee deferred compensation and retirement plans	143,182
Other assets	408,806
Total assets	2,453,151,166
Liabilities:
Floating rate note obligations	163,390,000
Payable for:
Investments purchased	21,129,250
Dividends	3,204,104
Fund shares reacquired	4,886,441
Accrued fees to affiliates	687,192
Accrued interest expense	41,653
Accrued trustees’ and officers’ fees and benefits	46,143
Accrued other operating expenses	41,266
Trustee deferred compensation and retirement plans	187,118
Total liabilities	193,613,167
Net assets applicable to shares outstanding	$2,259,537,999
Net assets consist of:
Shares of beneficial interest	$2,605,516,981
Distributable earnings (loss)	(345,978,982)
$2,259,537,999
Net Assets:
Class A	$1,190,173,558
Class C	$110,047,721
Class Y	$943,539,161
Class R6	$15,777,559
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	145,810,118
Class C	13,545,287
Class Y	115,575,821
Class R6	1,925,931
Class A:
Net asset value per share	$8.16
Maximum offering price per share (Net asset value of $8.16 ÷ 95.75%)	$8.52
Class C:
Net asset value and offering price per share	$8.12
Class Y:
Net asset value and offering price per share	$8.16
Class R6:
Net asset value and offering price per share	$8.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco California Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$53,091,197
Expenses:
Advisory fees	4,405,360
Administrative services fees	157,695
Custodian fees	7,966
Distribution fees:
Class A	1,470,369
Class C	546,515
Interest, facilities and maintenance fees	3,767,594
Transfer agent fees — A, C and Y	719,349
Transfer agent fees — R6	936
Trustees’ and officers’ fees and benefits	20,697
Registration and filing fees	36,550
Reports to shareholders	24,609
Professional services fees	110,481
Other	20,118
Total expenses	11,288,239
Less: Expense offset arrangement(s)	(2,409)
Net expenses	11,285,830
Net investment income	41,805,367
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(4,887,114))	(23,462,619)
Change in net unrealized appreciation of unaffiliated investment securities	34,810,251
Net realized and unrealized gain	11,347,632
Net increase in net assets resulting from operations	$53,152,999
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco California Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$41,805,367	$74,851,087
Net realized gain (loss)	(23,462,619)	(25,335,594)
Change in net unrealized appreciation	34,810,251	83,365,234
Net increase in net assets resulting from operations	53,152,999	132,880,727
Distributions to shareholders from distributable earnings:
Class A	(22,429,803)	(45,800,144)
Class C	(1,651,955)	(3,340,013)
Class Y	(18,136,921)	(29,619,359)
Class R6	(254,785)	(324,915)
Total distributions from distributable earnings	(42,473,464)	(79,084,431)
Share transactions–net:
Class A	(13,684,942)	(36,370,976)
Class C	330,671	(3,285,074)
Class Y	80,389,603	203,498,280
Class R6	6,090,176	8,388,020
Net increase in net assets resulting from share transactions	73,125,508	172,230,250
Net increase in net assets	83,805,043	226,026,546
Net assets:
Beginning of period	2,175,732,956	1,949,706,410
End of period	$2,259,537,999	$2,175,732,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco California Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$8.12	$0.15	$0.04	$0.19	$(0.15)	$8.16	2.42%	$1,190,174	1.10%(d)	1.10%(d)	0.76%(d)	3.69%(d)	11%
Year ended 02/29/24	7.91	0.29	0.23	0.52	(0.31)	8.12	6.68	1,198,337	1.18	1.18	0.77	3.64	20
Year ended 02/28/23	8.88	0.28	(0.97)	(0.69)	(0.28)	7.91	(7.75)	1,203,778	1.14	1.14	0.75	3.50	41
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84	0.84	0.75	2.78	11
Year ended 02/28/21	9.28	0.28	(0.18)	0.10	(0.29)	9.09	1.11	1,443,969	0.86	0.86	0.76	3.15	28
Seven months ended 02/29/20	8.87	0.17	0.41	0.58	(0.17)	9.28	6.63	1,061,154	0.93(d)	0.93(d)	0.76(d)	3.18(d)	11
Year ended 07/31/19	8.49	0.37	0.32	0.69	(0.31)	8.87	8.35	960,939	1.13	1.13	0.81	4.36	37
Class C
Six months ended 08/31/24	8.09	0.12	0.03	0.15	(0.12)	8.12	1.91	110,048	1.85(d)	1.85(d)	1.51(d)	2.94(d)	11
Year ended 02/29/24	7.87	0.23	0.24	0.47	(0.25)	8.09	6.04	109,214	1.93	1.93	1.52	2.89	20
Year ended 02/28/23	8.83	0.22	(0.96)	(0.74)	(0.22)	7.87	(8.41)	109,955	1.89	1.89	1.50	2.75	41
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59	1.59	1.50	2.03	11
Year ended 02/28/21	9.23	0.21	(0.18)	0.03	(0.22)	9.04	0.36	153,595	1.61	1.61	1.51	2.40	28
Seven months ended 02/29/20	8.83	0.13	0.40	0.53	(0.13)	9.23	6.08	193,922	1.69(d)	1.69(d)	1.52(d)	2.42(d)	11
Year ended 07/31/19	8.45	0.31	0.32	0.63	(0.25)	8.83	7.58	178,207	1.89	1.89	1.57	3.60	37
Class Y
Six months ended 08/31/24	8.13	0.16	0.03	0.19	(0.16)	8.16	2.42	943,539	0.85(d)	0.85(d)	0.51(d)	3.94(d)	11
Year ended 02/29/24	7.91	0.31	0.24	0.55	(0.33)	8.13	7.08	858,603	0.93	0.93	0.52	3.89	20
Year ended 02/28/23	8.88	0.30	(0.97)	(0.67)	(0.30)	7.91	(7.52)	634,952	0.89	0.89	0.50	3.75	41
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59	0.59	0.50	3.03	11
Year ended 02/28/21	9.28	0.31	(0.19)	0.12	(0.31)	9.09	1.36	550,591	0.61	0.61	0.51	3.40	28
Seven months ended 02/29/20	8.87	0.18	0.41	0.59	(0.18)	9.28	6.78	476,142	0.69(d)	0.69(d)	0.52(d)	3.42(d)	11
Year ended 07/31/19	8.49	0.40	0.31	0.71	(0.33)	8.87	8.61	397	0.88	0.88	0.56	4.60	37
Class R6
Six months ended 08/31/24	8.15	0.16	0.05	0.21	(0.17)	8.19	2.57	15,778	0.79(d)	0.79(d)	0.45(d)	4.00(d)	11
Year ended 02/29/24	7.93	0.31	0.24	0.55	(0.33)	8.15	7.13	9,579	0.87	0.87	0.46	3.95	20
Year ended 02/28/23	8.91	0.31	(0.98)	(0.67)	(0.31)	7.93	(7.55)	1,021	0.84	0.84	0.45	3.80	41
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42	0.42	0.33	3.20	11
Year ended 02/28/21	9.29	0.31	(0.19)	0.12	(0.31)	9.10	1.38	3,457	0.58	0.58	0.48	3.43	28
Seven months ended 02/29/20	8.88	0.18	0.42	0.60	(0.19)	9.29	6.83	933	0.71(d)	0.71(d)	0.54(d)	3.40(d)	11
Period ended 07/31/19(e)	8.80	0.08	0.06	0.14	(0.06)	8.88	1.62	10	0.84(d)	0.84(d)	0.52(d)	4.64(d)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco California Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
25	Invesco California Municipal Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
26	Invesco California Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
27	Invesco California Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $31,554 in front-end sales commissions from the sale of Class A shares and $23,850 and $10,655 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,403,239,367	$—	$2,403,239,367
MuniFund Preferred Shares	—	2,000,000	—	2,000,000
U.S. Dollar Denominated Bonds & Notes	—	495,185	848,843	1,344,028
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,405,734,552	848,843	2,406,583,395
Other Investments - Assets
Investments Matured	—	1,161,884	1,175,000	2,336,884
Total Investments	$—	$2,406,896,436	$2,023,843	$2,408,920,279
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $36,812,104 and securities sales of $40,318,843, which resulted in net realized gains (losses) of $(4,887,114).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,409.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred
28	Invesco California Municipal Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2024, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $163,025,000 and 3.83%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$100,759,424	$260,039,858	$360,799,282
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $298,669,944 and $247,919,903, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$87,891,479
Aggregate unrealized (depreciation) of investments	(58,153,246)
Net unrealized appreciation of investments	$29,738,233
Cost of investments for tax purposes is $2,379,182,046.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	8,095,695	$65,656,959	20,399,932	$161,891,380
Class C	1,439,671	11,613,789	3,348,256	26,580,894
Class Y	21,008,198	170,216,765	60,365,049	477,019,713
Class R6	948,185	7,683,014	1,502,016	12,035,486
Issued as reinvestment of dividends:
Class A	1,473,837	11,900,756	2,966,547	23,504,972
Class C	142,137	1,142,309	275,568	2,173,857
Class Y	1,251,596	10,108,872	2,048,046	16,239,115
Class R6	17,912	145,325	10,961	87,333
29	Invesco California Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	455,133	$3,565,621	1,252,147	$9,768,826
Class C	(457,273)	(3,565,621)	(1,258,146)	(9,768,826)
Reacquired:
Class A	(11,707,453)	(94,808,278)	(29,368,420)	(231,536,154)
Class C	(1,085,233)	(8,859,806)	(2,833,199)	(22,270,999)
Class Y	(12,344,623)	(99,936,034)	(37,038,296)	(289,760,548)
Class R6	(214,816)	(1,738,163)	(467,083)	(3,734,799)
Net increase in share activity	9,022,966	$73,125,508	21,203,378	$172,230,250

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
30	Invesco California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on  opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond California 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its
31	Invesco California Municipal Fund

subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s contractual management fees.  As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an
32	Invesco California Municipal Fund

affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
33	Invesco California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
34	Invesco California Municipal Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROCAM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Environmental Focus Municipal Fund
Nasdaq:
A: OPAMX ■ C: OPCMX ■ Y: OPYMX ■ R6: IOMUX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
15	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.51%
Arizona–2.23%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$ 100	$ 100,955
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,031,906
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	853,929
				1,986,790
Arkansas–1.77%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,578,162
California–11.36%
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2021 B-1, RB(c)	4.00%	08/01/2031	1,000	1,017,271
Series 2023, RB(c)	5.00%	08/01/2029	1,500	1,588,146
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,000	1,027,111
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,000	959,195
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,561,247
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	548,152
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,706,926
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2051	1,250	1,158,920
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(c)	5.00%	09/01/2030	500	538,534
				10,105,502
Colorado–3.26%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,626,416
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,278,183
				2,904,599
District of Columbia–5.60%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,887,747
Washington Metropolitan Area Transit Authority; Series 2024 A, RB	4.38%	07/15/2056	1,000	995,172
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,000	1,096,903
				4,979,822
Florida–2.62%
Capital Trust Agency, Inc. (Sustainability Bonds);
Series 2021, RB(a)	4.00%	06/15/2031	700	659,720
Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,572,556
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	100,267
				2,332,543
Georgia–4.78%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,798
Atlanta (City of), GA (Green Bonds); Series 2023, RB(b)	5.25%	07/01/2043	1,000	1,090,830
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,463,111
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	252,972
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	171,746
				4,255,457
Illinois–3.60%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,082,689
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,103,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2038	$1,000	$ 1,015,261
				3,201,500
Indiana–1.15%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,025,354
Iowa–0.11%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	99,490
Kentucky–1.12%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	992,783
Louisiana–4.34%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,690,127
New Orleans (City of), LA; Series 2020 B, RB	5.00%	06/01/2045	2,075	2,171,529
				3,861,656
Maryland–2.35%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	2,087,974
Massachusetts–1.13%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	1,003,582
Minnesota–9.19%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,001,386
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,000,276
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	95	93,359
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,629,395
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(e)	5.38%	10/01/2044	500	305,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,249
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	243,388
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	5,002
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,050,174
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	171	158,610
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,175	1,175,660
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	899,935
Series 2007, RB(b)	5.50%	02/01/2042	510	499,353
				8,176,787
New Hampshire–0.96%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	853,535
New Jersey–3.54%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	105,526
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	75	81,439
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,061,812
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,900,342
				3,149,119
New Mexico–1.86%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,652,789
New York–16.83%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,044,229
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,103,272
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	$1,000	$ 981,360
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,000	1,104,649
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,418,210
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	2,016,567
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(d)	2.75%	11/15/2041	1,000	801,954
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	749,613
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2023, RB(b)	6.00%	06/30/2054	3,000	3,279,564
Triborough Bridge & Tunnel Authority; Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,475,639
				14,975,057
Oregon–3.30%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,546,091
Oregon (State of); Series 2020 M, VRD GO Bonds(f)	2.65%	12/01/2044	300	300,000
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,090,871
				2,936,962
Pennsylvania–3.66%
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	1,000	947,698
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,307,182
				3,254,880
Tennessee–0.12%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	102,246
Texas–1.49%
San Antonio (City of), TX; Series 2020, RB	5.00%	02/01/2049	1,260	1,326,203
Washington–6.95%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(f)	2.30%	01/01/2046	300	300,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	2,036,118
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,041,304
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,805,711
				6,183,133
Wisconsin–4.19%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,242,395
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	100	101,653
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,198,092
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	100,077
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	87,253
				3,729,470
TOTAL INVESTMENTS IN SECURITIES(g)–97.51% (Cost $85,189,359)				86,755,395
OTHER ASSETS LESS LIABILITIES–2.49%				2,215,704
NET ASSETS–100.00%				$88,971,099
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $12,718,187, which represented 14.29% of the Fund’s Net Assets.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $85,189,359)	$86,755,395
Cash	1,265,023
Receivable for:
Investments sold	16,000
Fund shares sold	178,251
Interest	1,015,004
Investment for trustee deferred compensation and retirement plans	22,255
Other assets	55,203
Total assets	89,307,131
Liabilities:
Payable for:
Dividends	123,956
Fund shares reacquired	122,877
Accrued fees to affiliates	28,663
Accrued interest expense	1,369
Accrued trustees’ and officers’ fees and benefits	830
Accrued other operating expenses	36,082
Trustee deferred compensation and retirement plans	22,255
Total liabilities	336,032
Net assets applicable to shares outstanding	$88,971,099
Net assets consist of:
Shares of beneficial interest	$99,951,908
Distributable earnings (loss)	(10,980,809)
$88,971,099
Net Assets:
Class A	$54,842,220
Class C	$3,603,342
Class Y	$28,103,481
Class R6	$2,422,056
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,673,904
Class C	307,358
Class Y	2,396,085
Class R6	206,413
Class A:
Net asset value per share	$11.73
Maximum offering price per share (Net asset value of $11.73 ÷ 95.75%)	$12.25
Class C:
Net asset value and offering price per share	$11.72
Class Y:
Net asset value and offering price per share	$11.73
Class R6:
Net asset value and offering price per share	$11.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Environmental Focus Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$2,069,375
Expenses:
Advisory fees	168,009
Administrative services fees	6,200
Custodian fees	1,520
Distribution fees:
Class A	68,731
Class C	19,024
Interest, facilities and maintenance fees	21,620
Transfer agent fees — A, C and Y	32,512
Transfer agent fees — R6	189
Trustees’ and officers’ fees and benefits	10,791
Registration and filing fees	29,129
Reports to shareholders	7,128
Professional services fees	32,370
Other	5,387
Total expenses	402,610
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(80,416)
Net expenses	322,194
Net investment income	1,747,181
Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	126,440
Change in net unrealized appreciation of unaffiliated investment securities	727,753
Net realized and unrealized gain	854,193
Net increase in net assets resulting from operations	$2,601,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$1,747,181	$3,485,130
Net realized gain (loss)	126,440	(2,114,945)
Change in net unrealized appreciation	727,753	4,498,264
Net increase in net assets resulting from operations	2,601,374	5,868,449
Distributions to shareholders from distributable earnings:
Class A	(1,084,251)	(2,212,895)
Class C	(60,537)	(146,603)
Class Y	(531,519)	(906,927)
Class R6	(54,028)	(111,530)
Total distributions from distributable earnings	(1,730,335)	(3,377,955)
Share transactions–net:
Class A	(728,084)	(4,009,652)
Class C	(383,276)	(1,602,341)
Class Y	4,262,347	1,330,766
Class R6	(374,838)	579,888
Net increase (decrease) in net assets resulting from share transactions	2,776,149	(3,701,339)
Net increase (decrease) in net assets	3,647,188	(1,210,845)
Net assets:
Beginning of period	85,323,911	86,534,756
End of period	$88,971,099	$85,323,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Environmental Focus Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$11.62	$0.23	$0.11	$0.34	$(0.23)	$—	$(0.23)	$11.73	2.96%	$54,842	0.79%(d)	0.98%(d)	0.74%(d)	3.96%(d)	3%
Year ended 02/29/24	11.28	0.47	0.32	0.79	(0.45)	—	(0.45)	11.62	7.20	55,033	0.76	1.00	0.70	4.11	21
Year ended 02/28/23	12.81	0.40	(1.58)	(1.18)	(0.35)	—	(0.35)	11.28	(9.23)	57,366	0.79	0.99	0.70	3.44	101
Year ended 02/28/22	13.56	0.29	(0.28)	0.01	(0.30)	(0.46)	(0.76)	12.81	(0.14)	81,812	0.74	0.90	0.70	2.11	46
Year ended 02/28/21	13.87	0.36	(0.30)	0.06	(0.37)	—	(0.37)	13.56	0.46	89,194	0.75	0.95	0.70	2.69	63
Eleven months ended 02/29/20	13.09	0.33	0.88	1.21	(0.43)	—	(0.43)	13.87	9.36	81,165	0.86(d)	0.92(d)	0.76(d)	2.65(d)	14
Year ended 03/31/19	12.68	0.48	0.40	0.88	(0.47)	—	(0.47)	13.09	7.12	54,800	0.99	1.19	0.95	3.76	79
Class C
Six months ended 08/31/24	11.61	0.19	0.11	0.30	(0.19)	—	(0.19)	11.72	2.58	3,603	1.54(d)	1.73(d)	1.49(d)	3.21(d)	3
Year ended 02/29/24	11.28	0.38	0.32	0.70	(0.37)	—	(0.37)	11.61	6.31	3,952	1.51	1.75	1.45	3.36	21
Year ended 02/28/23	12.80	0.31	(1.57)	(1.26)	(0.26)	—	(0.26)	11.28	(9.85)	5,423	1.54	1.74	1.45	2.69	101
Year ended 02/28/22	13.56	0.20	(0.29)	(0.09)	(0.21)	(0.46)	(0.67)	12.80	(0.87)	9,678	1.42	1.65	1.38	1.43	46
Year ended 02/28/21	13.86	0.28	(0.29)	(0.01)	(0.29)	—	(0.29)	13.56	(0.01)	13,982	1.30	1.70	1.25	2.14	63
Eleven months ended 02/29/20	13.08	0.26	0.87	1.13	(0.35)	—	(0.35)	13.86	8.77	26,381	1.62(d)	1.68(d)	1.31(d)	2.10(d)	14
Year ended 03/31/19	12.66	0.39	0.41	0.80	(0.38)	—	(0.38)	13.08	6.47	25,961	1.75	1.95	1.62	3.10	79
Class Y
Six months ended 08/31/24	11.62	0.25	0.10	0.35	(0.24)	—	(0.24)	11.73	3.09	28,103	0.54(d)	0.73(d)	0.49(d)	4.21(d)	3
Year ended 02/29/24	11.28	0.49	0.33	0.82	(0.48)	—	(0.48)	11.62	7.47	23,563	0.51	0.75	0.45	4.36	21
Year ended 02/28/23	12.80	0.43	(1.57)	(1.14)	(0.38)	—	(0.38)	11.28	(8.93)	21,616	0.54	0.74	0.45	3.69	101
Year ended 02/28/22	13.56	0.32	(0.29)	0.03	(0.33)	(0.46)	(0.79)	12.80	0.03	39,370	0.49	0.65	0.45	2.36	46
Year ended 02/28/21	13.86	0.39	(0.29)	0.10	(0.40)	—	(0.40)	13.56	0.78	42,810	0.50	0.70	0.45	2.94	63
Eleven months ended 02/29/20	13.09	0.36	0.87	1.23	(0.46)	—	(0.46)	13.86	9.54	46,639	0.62(d)	0.68(d)	0.51(d)	2.91(d)	14
Year ended 03/31/19	12.68	0.49	0.41	0.90	(0.49)	—	(0.49)	13.09	7.26	26,214	0.74	0.94	0.82	3.89	79
Class R6
Six months ended 08/31/24	11.62	0.25	0.10	0.35	(0.24)	—	(0.24)	11.73	3.09	2,422	0.54(d)	0.66(d)	0.49(d)	4.21(d)	3
Year ended 02/29/24	11.29	0.50	0.31	0.81	(0.48)	—	(0.48)	11.62	7.37	2,776	0.51	0.68	0.45	4.36	21
Year ended 02/28/23	12.81	0.42	(1.56)	(1.14)	(0.38)	—	(0.38)	11.29	(8.91)	2,129	0.54	0.67	0.45	3.69	101
Year ended 02/28/22	13.57	0.30	(0.26)	0.04	(0.34)	(0.46)	(0.80)	12.81	0.09	817	0.49	0.57	0.45	2.36	46
Year ended 02/28/21	13.87	0.41	(0.30)	0.11	(0.41)	—	(0.41)	13.57	0.88	10	0.40	0.71	0.35	3.04	63
Period ended 02/29/20(e)	13.29	0.31	0.66	0.97	(0.39)	—	(0.39)	13.87	7.42	10	0.57(d)	0.63(d)	0.41(d)	3.00(d)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Environmental Focus Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Environmental Focus Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,
10	Invesco Environmental Focus Municipal Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that meet the Fund’s criteria for high potential positive environmental impact may underperform similar issuers that do not meet that criteria or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score issuers based on environmental focus factors or funds that use a different environmental focus evaluation methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s potential for positive environmental impact, may differ from that of other funds or an investor. As a result, the issuers in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them. Issuers who the Adviser believes will have a positive environmental impact, may not have the impact anticipated by the Adviser’s analysis and could be considered as having a high environmental risk profile.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
11	Invesco Environmental Focus Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.400%
Next $500 million	0.350%
Next $500 million	0.300%
Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective July 1, 2024, the Adviser has contractually agreed, through at least June 30, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.56%, 0.56% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to July 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the six months ended August 31, 2024, the Adviser waived advisory fees of $47,381 and reimbursed class level expenses of $21,249, $1,462, $9,801 and $189 of Class A, Class C, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $657 in front-end sales commissions from the sale of Class A shares and $0 and $200 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
12	Invesco Environmental Focus Municipal Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $2,807,740 and securities sales of $1,401,269, which did not result in any net realized gains (losses).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $334.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $43,478 with an average interest rate of 5.48%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,535,027	$7,023,717	$13,558,744
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $3,190,047 and $2,589,355, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,108,695
Aggregate unrealized (depreciation) of investments	(2,091,283)
Net unrealized appreciation of investments	$2,017,412
13	Invesco Environmental Focus Municipal Fund

Cost of investments for tax purposes is $84,737,983.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	394,409	$4,576,617	936,559	$10,640,586
Class C	1,318	15,183	20,229	229,708
Class Y	568,208	6,589,850	941,480	10,729,148
Class R6	17,134	199,567	250,072	2,872,592
Issued as reinvestment of dividends:
Class A	57,024	660,926	125,369	1,421,430
Class C	4,052	46,928	9,948	112,732
Class Y	21,512	249,557	46,150	522,284
Class R6	4,306	49,906	8,485	96,349
Automatic conversion of Class C shares to Class A shares:
Class A	25,663	291,348	108,248	1,238,800
Class C	(25,685)	(291,348)	(108,332)	(1,238,800)
Reacquired:
Class A	(538,889)	(6,256,975)	(1,518,152)	(17,310,468)
Class C	(12,682)	(154,039)	(62,467)	(705,981)
Class Y	(222,104)	(2,577,060)	(875,467)	(9,920,666)
Class R6	(53,866)	(624,311)	(208,343)	(2,389,053)
Net increase (decrease) in share activity	240,400	$2,776,149	(326,221)	$(3,701,339)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
14	Invesco Environmental Focus Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Environmental Focus Municipal Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, below the performance of the Index for the
15	Invesco Environmental Focus Municipal Fund

three year period and reasonably comparable to the performance of the Index for the five year period.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board further considered that the Fund changed it strategy to incorporate consideration of environmental criteria effective September 4, 2020, and that performance prior to that date is that of the Fund using its previous investment strategy, which did not apply environmental criteria. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that, unlike the Fund, many of the peer funds do not incorporate environmental criteria into the investment process.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
16	Invesco Environmental Focus Municipal Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
17	Invesco Environmental Focus Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18	Invesco Environmental Focus Municipal Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-MUNI-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX ■ R6: ACTSX

2	Schedule of Investments
35	Financial Statements
39	Financial Highlights
40	Notes to Financial Statements
46	Approval of Investment Advisory and Sub-Advisory Contracts
49	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.41%(a)
Alabama–2.07%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 8,950	$ 8,522,540
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	24,240	25,840,281
Series 2024 A, RB(b)	5.25%	09/01/2032	8,900	9,770,623
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,261,479
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	10,250	10,868,373
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	778,400
Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(d)(e)	5.50%	01/01/2043	21,290	11,922,400
Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(d)(e)	6.88%	01/01/2043	4,470	2,503,200
Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,456,000
Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	3,682,000
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,403,397
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	10,930,130
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,100,387
Mobile (County of), AL Industrial Development Authority; Series 2024, RB(c)	5.00%	06/01/2054	13,530	14,082,105
Southeast Alabama Gas Supply District (The) (No. 1); Series 2024 A, Ref. RB(b)	5.00%	04/01/2032	31,000	33,444,462
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(b)	5.00%	05/01/2032	10,000	10,732,390
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,800	4,117,256
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	5,100	5,181,723
				164,597,146
Alaska–0.05%
Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	29,999	4,057,878
American Samoa–0.19%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,693,585
Arizona–2.72%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB(b)(h)	5.00%	12/01/2024	4,500	4,520,250
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(f)	5.00%	07/01/2039	1,000	1,015,347
Series 2022, RB(f)	5.25%	07/01/2052	500	506,686
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(f)	6.00%	07/01/2037	15,760	16,337,623
Series 2017, Ref. RB(f)	6.00%	07/01/2047	15,000	15,389,760
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(f)	5.13%	07/01/2037	1,180	1,192,890
Series 2017 D, Ref. RB(f)	5.00%	07/01/2051	3,300	3,270,877
Series 2017 G, Ref. RB(f)	5.00%	07/01/2051	1,000	991,175
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(f)	5.00%	07/01/2043	1,000	1,005,462
Series 2023, RB(f)	5.25%	07/01/2053	1,000	1,005,772
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(f)	5.70%	07/01/2047	9,730	9,877,361
Series 2016, RB(f)	5.80%	07/01/2052	4,920	4,997,854
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(f)	5.00%	07/01/2039	1,000	1,003,220
Series 2019 A, RB(f)	5.00%	07/01/2049	4,000	3,899,762
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(f)	5.00%	07/01/2039	2,635	2,639,374
Series 2019, RB(f)	5.00%	07/01/2054	6,210	5,958,808
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(f)	5.00%	06/01/2031	$ 5,335	$ 5,446,075
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(f)	5.25%	12/15/2038	1,015	1,024,690
Series 2018 A, RB(f)	5.50%	12/15/2048	3,265	3,277,192
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(i)	4.00%	02/01/2050	15,285	14,641,506
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	8,000	7,993,818
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,397,188
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,866,682
Series 2017, Ref. RB	5.00%	11/15/2036	2,195	2,064,725
Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,594,496
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	4,025,018
Series 2018, RB	5.00%	11/15/2053	5,970	4,824,327
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(c)(f)	4.00%	10/15/2047	5,500	4,982,130
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	950	953,852
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(f)	5.00%	07/01/2036	2,475	2,494,166
Series 2016, Ref. RB(f)	5.00%	07/01/2047	1,525	1,514,630
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(f)	6.00%	07/01/2043	1,885	1,945,470
Series 2023, RB(f)	6.25%	07/01/2053	1,900	1,953,859
Series 2023, RB(f)	6.38%	07/01/2058	1,250	1,289,345
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(f)	5.00%	07/01/2045	3,515	3,516,225
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	2,125	2,125,251
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	1,550	1,550,183
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2015, Ref. RB(f)	5.00%	07/01/2045	1,845	1,849,908
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(f)	9.50%	04/01/2052	7,900	7,317,068
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	795	789,321
Series 2006, RB	5.80%	12/01/2036	4,385	4,099,954
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(f)	5.38%	06/15/2035	2,370	2,389,634
Series 2015, Ref. RB(f)	5.63%	06/15/2045	3,500	3,515,388
Series 2019, Ref. RB(f)	5.00%	06/15/2052	6,050	5,916,009
Series 2022, Ref. RB(f)	4.00%	06/15/2051	8,800	7,248,852
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(f)	5.50%	05/01/2040	1,125	1,129,875
Series 2020, Ref. RB(f)	5.75%	05/01/2050	5,000	5,028,902
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(f)	5.00%	07/01/2049	1,500	1,462,411
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(f)	7.00%	07/01/2045	3,027	2,699,755
Series 2016 B, Ref. RB(j)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(j)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(f)	7.00%	09/01/2037	2,978	2,979,368
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,000	13,361,556
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(f)	6.13%	06/01/2057	6,000	6,037,349
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(f)	6.13%	10/01/2047	2,800	1,771,988
Series 2017 A, RB(f)	6.13%	10/01/2052	2,800	1,728,306
				215,862,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.42%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	$ 20,090	$ 21,136,848
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	11,500	12,271,091
				33,407,939
California–9.66%
Antelope Valley Community College District; Series 2020 B, GO Bonds (INS - AGM)(k)	3.00%	08/01/2050	10,000	8,162,817
Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,673,179
California (State of); Series 2023, GO Bonds(i)	5.25%	09/01/2053	15,000	16,858,316
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	15,000	16,251,497
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(b)	5.25%	10/01/2031	4,250	4,561,968
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	12,780	2,521,399
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(g)	0.00%	06/01/2046	25,000	6,986,315
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(i)	5.00%	05/01/2045	15,000	18,641,384
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.25%	11/01/2049	9,650	10,948,153
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(i)	5.00%	11/01/2047	10,000	12,136,756
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(f)	8.00%	08/15/2025	18,500	18,677,101
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021, RB(f)(g)	0.00%	01/01/2061	21,110	1,698,825
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,708,052
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(f)	6.63%	01/01/2032	760	759,923
Series 2012, RB(f)	6.88%	01/01/2042	1,465	1,445,483
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	3,560	3,606,956
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(k)	5.25%	11/01/2052	3,000	3,210,459
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(f)	5.00%	07/01/2037	13,500	13,538,638
Series 2012, RB(c)(f)	5.00%	11/21/2045	18,260	18,291,973
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	5.00%	11/15/2046	2,000	1,904,534
Series 2021, RB(f)	5.00%	11/15/2051	1,735	1,608,581
Series 2021, RB(f)	5.00%	11/15/2056	1,160	1,059,824
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,003,158
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(f)	5.00%	08/01/2050	1,200	1,213,385
Series 2022, RB(f)	5.00%	08/01/2052	2,875	2,902,923
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(f)	5.00%	08/01/2032	660	695,252
Series 2022, Ref. RB(f)	5.38%	08/01/2042	1,150	1,235,955
Series 2022, Ref. RB(f)	5.75%	08/01/2052	1,160	1,251,252
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(f)	5.00%	06/01/2058	500	489,583
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(i)(k)	5.38%	08/15/2057	10,000	10,883,486
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(f)	6.13%	11/01/2033	2,060	2,064,016
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(f)	6.75%	06/01/2045	6,440	6,485,426
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(k)	5.25%	08/15/2052	2,000	2,165,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2046	$ 6,630	$ 6,700,058
Series 2016 A, RB(f)	5.25%	12/01/2056	25,000	25,287,193
Series 2018 A, RB(f)	5.50%	12/01/2058	24,340	25,148,818
Series 2018, RB(f)	5.25%	12/01/2043	500	519,266
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,310,367
Series 2006 A, RB(g)	0.00%	06/01/2046	181,950	47,729,688
Series 2006 C, RB(f)(g)	0.00%	06/01/2055	211,450	12,046,497
California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(g)(k)	0.00%	08/01/2049	29,405	8,639,095
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	2,160	2,202,057
Series 2008, RB	6.88%	09/01/2038	4,440	4,521,349
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGM)(g)(k)	0.00%	01/15/2036	45,000	30,439,031
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,960,268
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	453,053	52,906,261
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(g)	0.00%	06/01/2036	173,915	80,898,423
Series 2007 D, RB(g)	0.00%	06/01/2057	46,635	4,119,232
Series 2007 F, RB(f)(g)	0.00%	06/01/2057	99,650	6,630,053
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(i)(l)	5.00%	05/15/2051	5,000	5,218,365
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(c)	4.00%	05/15/2047	3,000	2,883,701
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,055,804
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2036	7,650	5,092,099
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2037	13,130	8,362,615
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2038	13,515	8,165,158
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2039	13,895	7,967,178
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2040	14,280	7,755,825
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2041	14,080	7,243,985
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,498,919
Series 2021 B, RB(c)	5.00%	07/01/2056	13,970	14,439,685
Series 2023 B, RB(c)	5.00%	07/01/2053	36,405	38,303,153
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(m)	5.25%	07/01/2042	10,000	8,457,073
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	5.00%	05/01/2052	1,435	1,503,338
Second Series 2023 C, Ref. RB(c)	5.75%	05/01/2048	10,000	11,211,457
Series 2019 E, RB(c)	5.00%	05/01/2050	13,040	13,369,380
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds (INS - AGM)(k)	3.00%	08/01/2050	16,770	13,902,015
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,578	12,581,768
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(k)(m)	6.75%	02/01/2052	7,500	6,225,779
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	10,000	5,265,508
Series 2007 A, RB(g)	0.00%	06/01/2047	20,000	5,545,612
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,423,089
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,482,740
Series 2008 A, RB(g)	0.00%	12/01/2045	18,085	4,052,154
Series 2008 A, RB(g)	0.00%	12/01/2046	18,085	3,766,617
Series 2008 A, RB(g)	0.00%	12/01/2047	18,085	3,497,726
Series 2008 A, RB(g)	0.00%	12/01/2048	18,085	3,246,740
Series 2008 A, RB(g)	0.00%	12/01/2049	18,085	3,012,451
Series 2008 A, RB(g)	0.00%	12/01/2050	18,085	2,794,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(g)	0.00%	06/01/2046	$ 31,025	$ 6,776,834
Series 2019, Ref. RB(g)	0.00%	06/01/2054	19,300	3,826,711
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,555	2,584,850
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,701,853
				766,913,887
Colorado–11.45%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,815,091
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,819,223
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,050,800
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(m)	5.75%	12/01/2051	6,055	4,455,052
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	430,631
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,403,267
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,253,034
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	37,855,144
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,954	4,998,878
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,052,325
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,542,604
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,214,884
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	508,356
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,661,134
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(f)	4.88%	12/01/2051	4,500	3,689,328
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,506,213
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	628,151
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,561,934
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,872,939
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	1,900,612
Baseline Metropolitan District No. 1;
Series 2018 A-1, RB	5.38%	12/01/2034	5,567	5,663,160
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,901,117
Series 2018 A-2, RB	5.50%	12/01/2034	9,340	9,525,959
Series 2018 A-2, RB	5.85%	12/01/2048	9,000	9,138,337
Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	2,115,603
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,337,045
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(f)(m)	6.75%	12/01/2049	3,785	3,495,840
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,152,131
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,621,655
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	648,273
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(m)	7.50%	12/01/2048	7,075	5,463,627
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(m)	7.50%	12/01/2049	30,465	20,322,589
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,214,186
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,438	1,442,914
Canyon Pines Metropolitan District; Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,465,000
Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	7,267,258
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,754,844
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,751,164
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,426,416
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,686,298
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(f)	5.00%	12/01/2047	500	482,160
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	$ 2,900	$ 2,732,943
Series 2020 B, RB	7.88%	12/15/2050	465	446,337
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,982	4,010,236
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,642
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,368,388
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,070,100
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,494	2,424,515
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,169,579
Colliers Hill Metropolitan District No. 2;
Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,995	2,968,069
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,490,759
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(f)	5.50%	04/01/2044	1,250	1,302,848
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	725	726,207
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,325
Series 2013, RB	7.45%	08/01/2048	2,245	2,248,792
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,777,177
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	8,079,195
Series 2022, RB	5.25%	11/01/2052	4,500	4,879,248
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(f)	5.75%	12/01/2035	1,650	1,239,103
Series 2015 A, Ref. RB(f)	6.13%	12/01/2045	2,300	1,573,019
Series 2015 A, Ref. RB(f)	6.25%	12/01/2050	4,070	2,737,982
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	2,035	1,956,391
Series 2007 A, RB	5.30%	07/01/2037	670	560,522
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,573,148
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,571,907
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(m)	6.00%	12/01/2047	30,920	28,260,787
Series 2019 A-2, GO Bonds(m)	6.25%	12/01/2048	15,075	15,168,468
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,992,898
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(f)	7.50%	12/15/2050	3,495	3,377,545
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,516,491
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,104,515
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	13,876,844
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	545,227
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	9,114,155
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,602,906
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(g)	0.00%	12/01/2031	18,400	10,364,291
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	620,933
Denver (City & County of), CO;
Series 2018 A, RB(c)(i)	5.00%	12/01/2048	10,000	10,239,046
Series 2021 A, RB(i)	4.00%	08/01/2051	17,350	16,813,934
Series 2022 A, RB(c)	5.00%	11/15/2047	15,180	15,930,369
Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,827,865
Series 2022 A, RB(c)	5.50%	11/15/2053	9,255	10,059,244
Series 2022 D, RB(c)(i)	5.00%	11/15/2053	26,000	27,019,596
Series 2022, RB(c)(i)(l)	5.00%	11/15/2042	4,000	4,259,251
Series 2022, RB(c)(i)(l)	5.75%	11/15/2045	8,000	8,993,481
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	32,340	32,345,579
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	$ 1,000	$ 1,024,363
Series 2016, Ref. RB	5.00%	12/01/2040	250	253,506
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,854,809
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,365,143
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(f)	8.00%	12/15/2051	1,905	1,809,669
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,917,799
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,995,457
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	3,140,523
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	543,098
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(f)	6.00%	12/01/2049	2,970	2,970,928
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	939,148
Series 2023 B, GO Bonds(f)	9.00%	12/15/2047	1,046	1,066,354
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,628,615
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	665,180
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,072,312
Series 2017 A, RB	5.25%	12/01/2047	1,015	988,682
Series 2017 B, RB	7.75%	12/15/2047	996	999,074
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(f)	5.50%	12/01/2052	5,490	5,497,640
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	541,660
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,674,023
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,279,172
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,000	1,030,407
Series 2024 A-2, RB	6.50%	12/01/2043	2,000	2,083,484
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(m)	5.75%	12/01/2049	9,000	7,321,046
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,439,996
Series 2022 C, GO Bonds(f)	8.25%	12/15/2052	15,569	14,493,177
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	500,443
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	814,393
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	713,071
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,895,571
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,181,674
Series 2021, GO Bonds	9.00%	12/15/2049	8,405	8,308,976
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	4,402	4,536,080
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	7,001,755
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	5,040
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,143,117
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,274,980
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(f)	7.75%	12/15/2050	711	683,867
Jones District Community Authority Board; Series 2020 A, RB(m)	5.75%	12/01/2050	6,815	6,385,842
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,781,817
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,086	10,692,797
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,453,170
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	612,121
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,805,625
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,856,218
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,165,165
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,198,694
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	621,631
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	315,251
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(f)	7.75%	12/15/2049	494	485,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	$ 607	$ 601,634
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	820,344
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,451,794
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	285	284,733
Series 2003 A, RB	7.00%	02/01/2038	6,200	5,924,967
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,409,566
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	3,033,193
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,554,266
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,011,336
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,307,974
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,872	1,878,273
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,566,359
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(f)	7.63%	12/15/2051	1,652	1,545,385
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	982,906
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	465,879
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(f)	4.75%	12/01/2045	3,930	2,713,505
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,182,815
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	602,366
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	544,978
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,381,741
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	685,577
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(j)	6.50%	12/01/2035	1,000	820,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,677,997
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	593,473
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,569,400
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	387,169
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(f)	5.00%	12/01/2041	5,645	4,005,866
Series 2021 B, GO Bonds(f)	8.25%	12/15/2051	7,200	6,186,586
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	13,131,704
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,196,012
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,472,485
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	783,880
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	550	506,385
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	467,131
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,814,984
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	656	640,403
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,091,201
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,864,576
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	685	689,669
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	800,220
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	765,995
Series 2024, RB	5.63%	12/01/2043	1,350	1,401,813
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,572,065
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,635,958
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,079,029
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,640,932
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	758,733
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Trails at Crowfoot Metropolitan District No. 3;
Series 2019, GO Bonds(b)(h)	9.00%	09/01/2024	$ 3,140	$ 3,234,200
Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,363,458
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(m)	5.50%	12/01/2051	3,000	2,408,009
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,241,724
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,284,149
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(f)	7.75%	12/15/2052	24,275	23,302,014
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,544,698
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,363,074
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(f)	5.70%	12/01/2051	27,543	26,694,342
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	799,489
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,443,067
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,921,710
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	533,888
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,122,953
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,909,831
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,910,207
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(f)	6.50%	12/01/2050	1,500	1,575,832
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(f)	6.50%	12/01/2048	2,000	2,044,236
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(m)	5.20%	12/01/2050	1,000	751,284
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,912,230
Wild Plum Metropolitan District; Series 2019 B, GO Bonds(b)(f)(h)	7.75%	12/01/2024	505	525,032
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	620,851
Windler Public Improvement Authority;
Series 2021 A-2, RB(m)	4.13%	12/01/2031	1,500	1,213,695
Series 2021 A-2, RB(m)	4.50%	12/01/2041	1,130	803,607
Series 2021 A-2, RB(m)	4.63%	12/01/2051	40,060	25,719,586
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(f)	5.13%	12/01/2050	2,700	2,391,349
				909,786,128
Connecticut–0.15%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(f)	5.00%	07/01/2039	1,100	1,093,626
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,466,451
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(j)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,369,157
				11,881,434
Delaware–0.18%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,251,351
Series 2016 A, RB	5.00%	06/01/2051	1,100	1,096,696
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(f)	5.13%	07/01/2038	7,984	8,018,617
Series 2018, Ref. RB(f)	5.25%	07/01/2048	4,096	4,097,239
				14,463,903
District of Columbia–0.93%
District of Columbia;
Series 2023 A, RB	5.25%	05/01/2048	11,500	12,850,696
Series 2024, RB(f)(m)	6.25%	06/01/2041	3,000	1,767,680
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	508,131
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,382,119
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,980,330
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	915	943,586
Series 2006 C, RB(g)	0.00%	06/15/2055	60,320	5,984,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(c)	5.00%	10/01/2043	$ 2,820	$ 2,905,044
Series 2021 A, Ref. RB(c)	5.00%	10/01/2046	5,000	5,229,998
Series 2022, Ref. RB (INS - AGM)(k)	4.00%	10/01/2052	4,365	4,143,091
Series 2023 A, Ref. RB(c)(i)(l)	5.25%	10/01/2048	7,710	8,251,264
Series 2023 A, Ref. RB(c)	4.50%	10/01/2053	1,250	1,263,158
Series 2024 A, Ref. RB(c)	5.25%	10/01/2049	6,000	6,469,965
Series 2024 A, Ref. RB(c)	5.50%	10/01/2054	11,750	12,889,806
				73,568,962
Florida–9.08%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $2,236,682)(d)(e)	5.00%	11/15/2024	2,320	2,287,775
Series 2014, RB (Acquired 09/15/2020; Cost $890,401)(d)(e)	5.63%	11/15/2029	1,000	847,804
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(d)(e)	6.00%	11/15/2029	4,000	3,407,770
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,778,252)(d)(e)	6.00%	11/15/2034	3,305	2,493,238
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $19,992,661)(d)(e)	6.25%	11/15/2044	22,145	15,054,373
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,772,051)(d)(e)	6.38%	11/15/2049	5,130	3,409,788
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2019, RB	4.00%	12/01/2049	2,500	2,361,874
Series 2022, RB(i)(l)	4.00%	12/01/2049	11,450	10,817,382
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $40,750,000)(d)(e)(f)	5.00%	11/15/2061	40,750	28,736,977
Series 2022 B, RB (Acquired 01/25/2022; Cost $3,325,000)(d)(e)(f)	6.50%	11/15/2033	3,325	2,851,183
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,821,112
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,419,919
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(i)(l)	5.00%	04/01/2052	10,000	10,560,024
Broward (County of), FL; Series 2022, RB(i)	5.50%	01/01/2055	10,000	11,109,583
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	715	715,271
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2055	4,800	4,260,788
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $2,738,763)(d)(e)	4.00%	07/01/2038	2,750	550,000
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $987,550)(d)(e)	4.00%	07/01/2043	1,000	200,000
Series 2018 A-1, RB (Acquired 08/07/2019; Cost $6,037,259)(d)(e)	5.00%	07/01/2048	5,660	1,132,000
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $1,958,274)(d)(e)	4.13%	07/01/2053	2,000	400,000
Series 2018 B, RB (Acquired 06/15/2018; Cost $511,723)(d)(e)	5.00%	07/01/2043	500	5,950
Series 2018 B, RB (Acquired 06/15/2018-02/05/2019; Cost $1,100,398)(d)(e)	5.00%	07/01/2053	1,100	13,090
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(f)	5.00%	06/01/2056	520	479,667
Series 2021, RB(f)	5.00%	06/01/2056	900	830,193
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	4,825	3,825,176
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(f)	5.00%	07/01/2037	1,000	869,935
Series 2017, Ref. RB(f)	5.00%	07/01/2046	600	461,178
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(f)	4.00%	06/15/2051	2,220	1,745,537
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(d)(e)(f)	6.75%	12/01/2035	5,405	1,729,600
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(d)(e)(f)	7.00%	12/01/2045	2,000	640,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(d)(e)(f)	7.13%	12/01/2050	1,000	320,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(f)	5.25%	12/01/2043	18,350	18,501,083
Series 2018 A, RB(f)	5.25%	12/01/2058	16,600	16,646,452
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(f)(g)	0.00%	01/01/2061	12,290	938,344
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(f)	6.63%	06/15/2054	12,000	11,784,186
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(f)	6.50%	12/15/2053	1,315	1,341,959
Series 2023, RB(f)	6.50%	12/15/2058	2,100	2,137,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(c)(f)	5.00%	10/01/2049	$ 2,420	$ 2,429,982
Series 2021, RB(c)(f)	4.00%	10/01/2041	4,500	4,146,958
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $4,670,749)(d)(e)(f)	8.13%	05/15/2044	4,974	134,292
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $32,773,541)(d)(e)(f)	8.25%	05/15/2049	33,235	897,360
Series 2015 A, RB (Acquired 06/30/2015; Cost $259,809)(d)(e)(f)	5.50%	05/15/2025	260	7,015
Series 2015 A, RB (Acquired 06/30/2015; Cost $658,936)(d)(e)(f)	6.25%	05/15/2035	659	17,791
Series 2015 A, RB (Acquired 06/30/2015; Cost $2,259,208)(d)(e)(f)	6.50%	05/15/2049	2,259	60,999
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	11,784,571
Series 2020, Ref. RB (INS - AGM)(k)	3.00%	08/15/2050	13,685	10,432,975
Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(i)	5.00%	07/01/2052	10,000	10,792,162
Florida Development Finance Corp.;
Series 2022, RB(b)(c)(f)	8.25%	02/14/2025	39,000	39,374,416
Series 2023, RB(b)(c)(f)	6.13%	07/01/2026	1,400	1,438,580
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(f)	12.00%	07/15/2028	13,875	14,811,633
Series 2024, Ref. RB (INS - AGM)(c)(k)	5.00%	07/01/2044	10,000	10,524,164
Series 2024, Ref. RB (INS - AGM)(c)(k)	5.25%	07/01/2047	12,000	12,686,450
Series 2024, Ref. RB(c)	5.25%	07/01/2047	15,000	15,417,381
Series 2024, Ref. RB (INS - AGM)(c)(k)	5.25%	07/01/2053	25,500	26,897,097
Series 2024, Ref. RB(c)	5.50%	07/01/2053	15,000	15,564,753
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(f)	5.63%	08/15/2042	1,515	1,521,206
Series 2022, Ref. RB(f)	5.88%	08/15/2052	5,000	5,017,117
Series 2022, Ref. RB(f)	6.00%	08/15/2057	5,750	5,796,725
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,834,081
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(f)(g)(j)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(f)	6.38%	05/15/2037	2,705	2,431,589
Series 2017, Ref. RB(f)(j)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(f)	6.25%	06/15/2028	2,000	2,014,450
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(f)	6.13%	06/15/2046	14,035	14,133,659
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,998,126
Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)	5.25%	05/01/2039	1,335	214
Series 2007 A-2, RB(d)	5.25%	05/01/2039	1,700	272
Series 2011, Ref. RB(g)(j)	0.00%	05/01/2039	13,190	6,858,800
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,867,510)(d)(e)	6.25%	04/01/2049	11,231	786,150
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.50%	11/15/2054	25,000	28,329,822
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,850,659
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	10,276,545
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	7,000	7,858,739
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	780	780,802
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	8,751,623
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	5,765,468
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.50%	07/15/2048	2,250	2,156,178
Series 2018 A, RB(f)	5.75%	07/15/2053	2,030	2,035,409
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(b)(f)	5.50%	07/01/2026	6,195	6,194,381
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(f)	5.50%	06/15/2032	1,880	1,881,200
Series 2012, IDR(f)	5.75%	06/15/2042	3,210	3,210,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2009, RB(g)	0.00%	10/01/2035	$ 12,000	$ 8,044,166
Series 2009, RB(g)	0.00%	10/01/2042	42,215	19,591,724
Series 2017 B, Ref. RB(c)(i)(l)	5.00%	10/01/2040	8,900	9,107,282
Series 2021, RB (INS - AGM)(k)	3.00%	10/01/2051	12,000	9,486,788
Series 2022 A, RB(i)	5.00%	04/01/2052	15,720	16,811,372
Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	19,250	20,478,600
Series 2022, RB(i)	5.00%	07/01/2052	10,000	10,771,121
Series 2024 A, RB	5.25%	10/01/2054	17,000	18,729,011
Subseries 2021 A-1, Ref. RB (INS - AGM)(c)(k)	4.00%	10/01/2045	9,000	8,457,639
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB(i)	4.00%	10/01/2052	17,245	16,341,398
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	605	605,405
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,070	2,072,275
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	430	430,291
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	100	100,110
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	430	430,473
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	170	170,187
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(c)(e)(f)	5.88%	01/01/2033	6,660	5,975,206
Reunion East Community Development District;
Series 2002 A-2, RB(d)(j)	7.38%	05/01/2033	145	1
Series 2005, RB(d)(j)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB(i)	4.00%	07/01/2048	36,680	34,983,392
Seminole (County of), FL; Series 2022, RB(i)	5.00%	10/01/2052	10,000	10,666,562
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,305,293
St. Johns (County of), FL; Series 2022, RB(i)	5.00%	06/01/2047	14,865	16,216,966
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGM)(k)	4.00%	07/01/2053	19,835	18,939,255
Sterling Hill Community Development District; Series 2003 A, RB(j)(n)	6.20%	05/01/2035	1,374	632,351
Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(i)(k)	6.00%	10/01/2029	13,440	15,651,524
				720,860,832
Georgia–1.40%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(f)	5.56%	12/15/2048	13,000	10,544,429
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(l)	4.00%	07/01/2049	10,150	9,992,651
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	10,355	10,348,158
Cobb (County of), GA Development Authority (Northwest Classical Academy);
Series 2023, RB(f)	6.00%	06/15/2043	975	1,003,875
Series 2023, RB(f)	6.40%	06/15/2053	1,850	1,905,079
Series 2023, RB(f)	6.38%	06/15/2058	1,250	1,278,456
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	7,239,815
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	9,000	8,645,029
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(i)	4.00%	07/01/2049	15,000	14,361,309
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	2,630	2,476,951
Series 2021, RB	4.00%	02/15/2046	6,200	5,978,852
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(f)	5.00%	01/01/2054	6,000	5,704,892
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,220,073
Main Street Natural Gas, Inc.; Series 2022 C, RB(b)(f)	4.00%	11/01/2027	19,000	18,736,383
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(f)	5.00%	11/01/2047	4,480	4,482,290
				110,918,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.34%
Hawaii (State of); Series 2022 A, RB(c)	5.00%	07/01/2047	$ 10,000	$ 10,482,191
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	15,000	16,622,817
				27,105,008
Idaho–0.45%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(c)(d)(e)(j)	7.50%	11/01/2024	7,640	0
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	474,167
Series 2014, RB	4.00%	10/01/2033	1,000	834,268
Series 2014, RB	4.50%	10/01/2050	7,030	4,968,488
Series 2014, RB	4.55%	10/01/2056	23,000	15,834,083
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,264,803
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	4.65%	01/01/2054	8,955	8,970,986
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(f)(g)	0.00%	07/01/2049	9,112	1,699,236
				36,046,031
Illinois–6.08%
Bolingbrook (Village of), IL; Series 2005, RB	6.00%	01/01/2026	4,500	4,353,826
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(f)	6.25%	09/01/2045	4,000	4,014,458
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,158,318
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,159,423
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,013,010
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,169,147
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,096,769
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,509,896
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	10,682,117
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	376,484
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	400,679
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,458,802
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,007,674
Series 2017 A, Ref. GO Bonds(i)(l)	6.00%	01/01/2038	64,150	66,623,611
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2040	6,500	7,141,068
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(j)	7.46%	02/15/2026	1,485	1,084,158
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(c)(i)(l)	5.00%	01/01/2048	14,000	14,542,669
Series 2022 A, RB(c)	5.25%	01/01/2053	14,000	14,734,180
Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,755,312
Series 2024 A, RB(c)	5.50%	01/01/2059	7,905	8,592,296
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,273,366
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	28,088,301
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	3,340	3,422,751
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	19,168,857
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,765,147
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,303,905
Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	13,863,925
Series 2023, RB	5.75%	04/01/2048	3,500	3,897,903
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB(b)(h)	5.63%	09/10/2024	1,225	1,225,672
Evanston (City of), IL (Roycemore School); Series 2021, RB(f)	4.63%	04/01/2051	1,250	988,258
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,978,492
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,597,927
Series 2024 B, GO Bonds	5.25%	05/01/2047	2,500	2,735,722
Series 2024 B, GO Bonds	5.25%	05/01/2049	3,000	3,265,484
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,025,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority; Series 2023, RB(b)(c)(f)	7.38%	09/01/2033	$ 10,000	$ 11,059,869
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(f)	5.63%	08/01/2053	500	531,724
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(f)	6.00%	12/01/2045	3,715	3,752,243
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,027,117)(e)	5.00%	11/01/2035	3,000	2,157,059
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,521,230)(e)	5.00%	11/01/2040	20,210	13,112,630
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,953,385)(e)	5.00%	11/01/2049	27,085	17,562,366
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(e)	5.25%	05/15/2037	6,795	6,013,718
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,541,419)(e)	5.25%	05/15/2048	12,770	10,326,726
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(i)(l)	5.00%	08/15/2051	25,000	26,421,768
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,399	35,745,342
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(h)	5.25%	05/15/2025	4,810	4,881,264
Series 2015, Ref. RB(b)(h)	5.25%	05/15/2025	1,850	1,877,409
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	750,342
Series 2014, Ref. RB	6.13%	02/01/2045	1,145	1,145,388
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	9,170	8,926,286
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	969,715
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	1,001,995
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,405,105
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,965	8,048,895
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,803,717
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(f)	5.45%	01/01/2046	5,000	3,838,582
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(g)	0.00%	12/15/2051	13,165	3,644,571
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,025,211
Series 2017 A, RB (INS - AGM)(g)(k)	0.00%	12/15/2056	5,000	1,150,575
Series 2017 B, Ref. RB(g)	0.00%	12/15/2054	5,000	1,187,801
Series 2017, RB	5.00%	06/15/2057	11,000	11,197,977
Malta (Village of), IL (Prairie Springs); Series 2006, RB(j)	5.75%	12/30/2025	1,800	414,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,205	1,252,684
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,936,369
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)(j)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,946,374
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	130	130,012
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(g)	0.00%	12/31/2038	1,915	1,589,742
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,165	2,165,496
				483,065,292
Indiana–0.32%
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(i)(l)	4.00%	12/01/2049	13,000	12,645,621
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(f)	5.90%	07/01/2038	1,000	1,003,345
Series 2018 A, Ref. RB(f)	6.00%	07/01/2048	2,750	2,756,539
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,542,272
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,212,280
				25,160,057
Iowa–1.08%
Iowa (State of) Finance Authority; Series 2024, RB (CEP - GNMA)	4.75%	07/01/2049	5,220	5,286,288
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)(h)	5.00%	12/01/2032	7,700	8,955,310
Series 2022, Ref. RB(b)(h)	5.00%	12/01/2032	7,200	8,373,797
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,395,464
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	$380,750	$ 59,450,533
				85,461,392
Kansas–0.33%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGM)(k)	4.00%	09/01/2052	2,000	1,955,817
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	1,320	1,320,000
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(j)(n)	5.75%	12/01/2025	214	160,098
Series 2006 A, RB(j)(n)	5.88%	12/01/2025	401	300,662
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(j)(n)	5.88%	12/01/2025	493	493,410
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	4,942,956
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	10,675,643
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,656,293
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,371,466
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	930,657
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,496,875
				26,303,877
Kentucky–0.73%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,085,677
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,575,664
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,576,628
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	1,949,859
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,515,984
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,174,287
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,410,783
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,235,037
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,611,080
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,861,740
Series 2013 C, RB	6.88%	07/01/2046	7,000	8,221,899
				58,218,638
Louisiana–1.41%
Lafayette (Parish of), LA School Board;
Series 2023, RB(i)	4.00%	04/01/2048	8,500	8,336,825
Series 2023, RB(i)	4.00%	04/01/2053	4,550	4,381,848
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,266,048
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,151,151
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,748,245
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(f)	3.88%	11/01/2045	5,875	5,468,157
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(f)	5.65%	11/01/2037	3,485	3,733,516
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(f)	3.95%	11/01/2043	4,033	3,834,421
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(f)	5.38%	11/01/2038	515	539,825
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(f)	4.40%	11/01/2044	3,465	3,487,086
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(f)	5.50%	11/01/2039	1,895	2,008,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(f)	4.63%	11/01/2038	$ 1,650	$ 1,699,937
Louisiana (State of) Public Facilities Authority; Series 2023, RB(b)(c)(f)	6.50%	10/01/2028	4,500	4,846,114
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $1,915,764)(d)(e)(f)	5.00%	06/01/2051	1,835	1,101,220
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(c)	5.50%	09/01/2059	26,205	28,317,550
Series 2024, RB(c)	5.75%	09/01/2064	11,645	12,757,197
Plaquemines Port Harbor & Terminal District; Series 2024 A, RB(f)	9.00%	12/01/2044	14,200	14,262,339
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(f)	6.35%	07/01/2040	3,000	3,324,329
				112,263,884
Maine–0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	6,800	6,722,133
Series 2016 A, RB	5.00%	07/01/2046	3,705	3,511,365
				10,233,498
Maryland–0.14%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,145,352
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,411,339
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	5,000	4,717,280
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,080,083
				11,354,054
Massachusetts–1.45%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,753,416
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(i)(k)	5.50%	08/01/2030	32,040	36,631,832
Series 2023, GO Bonds(i)	5.00%	05/01/2053	10,020	10,873,935
Series 2024, GO Bonds(i)	5.00%	01/01/2054	25,000	27,227,605
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(i)	5.50%	07/01/2032	5,015	6,032,043
Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(i)	5.00%	06/01/2050	15,000	16,122,746
Series 2022 B, RB(i)	5.00%	06/01/2052	15,000	16,255,689
				114,897,266
Michigan–1.36%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,728,640
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,335,656
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	10,510	8,416,237
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,180	1,144,082
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	2,009,909
Series 2023, RB	6.00%	01/01/2054	3,885	3,939,651
Series 2023, RB	6.25%	01/01/2059	2,755	2,811,579
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(f)	5.00%	08/15/2041	1,235	1,114,429
Series 2021, Ref. RB(f)	5.00%	08/15/2051	1,510	1,260,321
Michigan (State of); Series 2024, RB(i)	5.50%	11/15/2049	15,000	17,084,894
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2065	82,350	9,318,701
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,122,708
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(i)	4.00%	02/15/2050	14,975	14,210,374
Michigan (State of) Housing Development Authority;
Series 2022, RB(i)(l)	5.10%	12/01/2037	10,000	10,817,710
Series 2022, RB(i)	5.20%	12/01/2040	4,425	4,649,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB (Acquired 09/30/2016; Cost $1,971,324)(d)(e)(f)	5.00%	07/01/2036	$ 1,970	$ 1,420,472
Series 2016, RB (Acquired 09/30/2016-10/12/2021; Cost $1,883,381)(d)(e)(f)	5.00%	07/01/2046	2,000	1,212,322
Series 2016, RB (Acquired 09/30/2016-10/07/2021; Cost $2,931,558)(d)(e)(f)	5.00%	07/01/2051	3,080	1,785,653
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,095	4,954,793
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(f)	5.00%	08/15/2051	2,000	1,669,299
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,475,067
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB (Acquired 09/30/2016; Cost $4,553,057)(d)(e)(f)	5.00%	07/01/2036	4,550	3,280,786
Series 2016 A, Ref. RB (Acquired 09/30/2016-10/14/2021; Cost $4,448,462)(d)(e)(f)	5.00%	07/01/2046	4,895	2,967,158
Series 2016 A, Ref. RB (Acquired 09/30/2016-10/12/2017; Cost $2,825,883)(d)(e)(f)	5.00%	07/01/2051	2,795	1,620,422
				108,350,426
Minnesota–0.88%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,657,678
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	1,012,841
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,431,162
Series 2015, RB	5.50%	07/01/2040	2,250	2,085,983
Series 2015, RB	5.75%	07/01/2046	2,800	2,562,687
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(d)	5.70%	04/01/2036	2,000	1,000,000
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(f)	3.55%	04/01/2039	5,000	4,132,442
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	3,051,353
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,764,944
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,501,761
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,000,967
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(b)(d)(e)(f)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	490	490,279
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,606,626
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,017,101
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,619,281
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,979,628
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,593,721
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,001,857
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	872,851
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,206,356
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	2,856,873
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,833,968
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,938,143
Series 2018 B, Ref. RB	6.75%	12/01/2025	230	222,169
				70,018,565
Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(f)	4.55%	11/01/2039	1,930	1,965,778
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(f)	3.63%	11/01/2036	955	915,401
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,740	4,363,189
				7,244,368
Missouri–1.01%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(j)	5.50%	04/01/2027	5,299	1,748,570
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Dardenne Town Square Transportation Development District; Series 2006 A, RB(j)(n)	5.00%	05/01/2036	$ 5,190	$ 2,646,900
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(j)(n)	5.75%	12/01/2028	1,250	500,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(f)	5.25%	12/01/2048	6,415	6,439,759
Series 2019 B, RB(f)	7.75%	12/15/2048	3,853	3,799,999
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2020, RB(c)	4.00%	03/01/2045	4,540	4,290,225
Series 2020, RB (INS - AGM)(c)(k)	4.00%	03/01/2057	750	699,244
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,665	1,665,189
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	5.00%	02/01/2050	2,550	2,457,051
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,172,531
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	920,854
Series 2017 A, Ref. RB	5.25%	05/15/2050	13,750	11,953,769
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	281,687
Series 2024 A, Ref. RB	5.63%	08/15/2054	610	637,636
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(f)	6.00%	06/01/2046	6,170	5,853,625
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	435	431,408
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(i)	5.13%	05/01/2052	10,005	10,535,822
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(f)	4.25%	12/01/2042	7,460	7,163,937
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	5,720	5,716,058
Series 2018 A, RB	5.13%	09/01/2049	5,475	5,440,631
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,904,155
				80,259,050
Montana–0.02%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	941,531
Series 2017, Ref. RB	5.25%	05/15/2047	750	651,439
				1,592,970
Nebraska–0.13%
Nebraska Investment Finance Authority; Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	10,360	10,455,650
Nevada–0.31%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	500	500,208
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	607,987
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail); Series 2020, RB(b)(c)	8.13%	08/15/2025	7,500	7,571,800
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(c)(f)	6.25%	12/15/2037	962	153,851
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	8,888,938
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(f)	5.75%	06/01/2042	345	352,813
Series 2022, RB(f)	6.00%	06/01/2052	1,785	1,833,835
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(f)(g)	0.00%	07/01/2058	25,500	3,651,539
Series 2018 D, Ref. RB(f)(g)	0.00%	07/01/2058	13,000	1,396,476
				24,957,447
New Hampshire–0.33%
New Hampshire (State of) Business Finance Authority; Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,995	9,807,629
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(c)(f)	4.88%	11/01/2042	7,500	7,344,663
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(f)	5.63%	12/15/2033	$ 5,765	$ 5,936,145
Series 2024, RB(f)	6.25%	12/15/2038	3,000	3,130,614
				26,219,051
New Jersey–2.35%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,551,478
Series 2022, RB	6.00%	06/15/2062	4,300	4,626,612
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	40,360	40,398,398
Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,147,596
Series 2012, RB(c)	5.75%	09/15/2027	27,600	27,635,985
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(f)	7.00%	08/01/2054	7,345	7,518,127
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,515	1,517,255
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,030,081
Series 2012 C, RB	5.00%	07/01/2032	1,145	1,145,687
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,502,006
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	3,500	3,502,765
Series 2013, RB(c)	5.63%	01/01/2052	10,750	10,758,813
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	4.70%	10/01/2050	6,000	6,095,200
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(g)	0.00%	12/15/2031	7,540	5,889,618
Series 2010 A, RB(g)	0.00%	12/15/2037	10,000	5,980,480
Series 2019 AA, RB	5.25%	06/15/2043	10,000	10,492,535
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,736,461
Series 2023, RB(i)(l)	5.25%	06/15/2050	12,000	13,141,116
New Jersey (State of) Turnpike Authority; Series 2024 C, Ref. RB	5.00%	01/01/2045	10,000	11,083,319
				186,753,532
New Mexico–0.21%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,221,106
Series 2019 A, RB	5.00%	07/01/2049	10,525	9,843,151
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(f)	8.00%	05/01/2040	5,510	5,366,389
				16,430,646
New York–14.29%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,505	1,505,888
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(g)	0.00%	07/15/2034	14,345	9,884,987
Series 2009, RB(g)	0.00%	07/15/2044	23,805	9,776,449
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	1,008,789
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,343,918
Series 2017 A, RB	5.00%	08/01/2047	3,790	3,802,996
Series 2017 A, RB	5.00%	08/01/2052	790	791,660
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(f)(o)	5.50%	12/31/2040	13,140	11,516,629
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,231,517
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(f)	4.00%	06/15/2041	1,310	1,160,930
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(f)	5.00%	06/15/2033	600	647,725
Series 2023, RB(f)	5.50%	06/15/2053	1,150	1,200,348
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,314,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority; Series 2024 A, Ref. RB	5.50%	11/15/2047	$ 12,000	$ 13,461,175
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(i)(k)(l)	4.00%	11/15/2046	22,245	21,910,589
Series 2019 C, RB (INS - AGM)(i)(k)(l)	4.00%	11/15/2049	14,615	14,237,597
Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,619,205
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,577,720
Subseries 2020 A-1, RB (INS - AGM)(i)(k)	4.00%	11/15/2043	16,025	15,964,490
Subseries 2020 A-1, RB(i)(l)	4.00%	11/15/2053	27,500	26,128,006
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	9,379,048
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	8,000	8,010,869
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,362,779)(d)(e)	5.00%	01/01/2058	30,886	9,248,539
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(d)(e)(f)	9.00%	01/01/2041	14,980	14,980,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,736,037
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	58,850,995
Series 2006 B, RB(g)	0.00%	06/01/2046	105,990	30,575,497
New York (City of), NY; Subseries 2023 B-1, GO Bonds(i)	5.25%	10/01/2047	10,000	10,994,325
New York (City of), NY Municipal Water Finance Authority;
Subseries 2022 CC-1, RB(i)	5.00%	06/15/2052	21,210	22,762,447
Subseries 2023 AA-3, RB(i)	5.00%	06/15/2047	10,000	10,891,356
Subseries 2024 AA-1, RB	5.25%	06/15/2053	4,500	5,001,084
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	1,760	1,720,130
Series 2022, RB(i)	5.25%	11/01/2048	12,500	13,765,546
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,614,738
Series 2024, RB	5.25%	05/01/2051	21,670	24,128,314
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,940,876
Subseries 2022 C-1, RB(i)	4.00%	02/01/2047	11,000	10,893,391
New York (State of) Dormitory Authority;
Series 2015 C, RB(b)(h)	5.00%	09/15/2025	40	40,947
Series 2018 E, RB(i)	5.00%	03/15/2046	35,050	36,768,645
Series 2024 A, Ref. RB	5.25%	03/15/2052	7,500	8,328,664
Series 2024 A, Ref. RB	5.50%	07/01/2054	41,000	46,948,182
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGM)(k)	3.00%	09/01/2050	14,775	11,506,803
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2053	15,000	14,463,670
Series 2021 A-1, RB(i)	4.00%	03/15/2054	10,000	9,698,231
Series 2021 A-1, RB(i)	4.00%	03/15/2059	30,000	28,894,899
New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(i)	4.13%	03/15/2056	5,000	4,914,920
Series 2022 C, RB(i)	4.13%	03/15/2057	15,000	14,714,906
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.75%	11/01/2047	1,000	1,020,587
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	3,053,264
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	3,047,137
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(g)	0.00%	11/15/2049	13,390	4,099,375
New York Counties Tobacco Trust IV;
Series 2005 F, RB(g)	0.00%	06/01/2060	50,000	3,199,885
Series 2010 A, RB(f)	6.25%	06/01/2041	6,100	6,100,880
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(g)	0.00%	06/01/2050	45,500	7,312,978
Series 2005 S-3, RB(g)	0.00%	06/01/2055	268,000	23,889,440
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	46,500	46,643,378
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	7,302,678
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(k)	3.00%	11/15/2051	10,000	7,615,994
New York State Urban Development Corp.; Series 2020 A, RB	3.00%	03/15/2050	7,500	5,945,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	$ 6,790	$ 7,232,548
Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	12,276,169
Series 2023, RB(c)	6.00%	06/30/2054	23,270	25,438,489
Series 2023, RB(c)	5.38%	06/30/2060	21,730	22,675,596
Series 2024, RB(c)	5.25%	06/30/2049	3,000	3,163,823
Series 2024, RB(c)	5.50%	06/30/2054	20,000	21,452,556
Series 2024, RB (INS - AGM)(c)(k)	5.25%	06/30/2060	17,500	18,573,049
Series 2024, RB(c)	5.50%	06/30/2060	2,500	2,664,687
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	1,805	1,807,743
Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,779,248
Series 2021, Ref. RB(c)	3.00%	08/01/2031	3,500	3,278,294
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2028	10,650	11,092,280
Series 2020, RB(c)	5.00%	10/01/2040	16,450	17,003,445
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	3,420	3,419,867
Series 2016 A, RB(c)	5.25%	01/01/2050	13,695	13,694,833
Series 2023, RB(c)	5.63%	04/01/2040	19,500	21,018,572
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (INS - AGM)(c)(k)	4.00%	12/01/2042	5,000	4,928,444
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(f)	4.75%	11/01/2042	2,390	2,291,543
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(f)(g)	0.00%	08/15/2060	368,350	25,006,103
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.75%	12/01/2044	8,800	9,212,420
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	595,500
Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	1,710,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(i)	4.00%	11/15/2056	10,000	9,660,104
Series 2019 C, RB (INS - AGM)(k)	3.00%	11/15/2047	12,665	10,132,309
Series 2022 A, RB(i)	5.00%	05/15/2057	11,490	12,296,973
Series 2022, RB	5.25%	05/15/2062	20,000	21,771,188
Series 2024 A-1, RB(i)(l)	5.25%	05/15/2059	20,000	22,088,836
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,441,225
Series 2016 B, Ref. RB	5.00%	06/01/2048	29,805	26,962,286
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(f)	7.00%	06/01/2046	53,990	55,511,357
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	395
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,223,043
				1,135,492,501
North Carolina–0.12%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(c)(k)	5.25%	07/01/2048	2,000	2,142,014
Series 2023, RB (INS - AGM)(c)(k)	5.25%	07/01/2053	1,250	1,328,494
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,435,411
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,479,721
				9,385,640
North Dakota–0.35%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	8,210,123
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	10,118,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)
North Dakota (State of) Housing Finance Agency;
Series 2024, RB	4.70%	07/01/2049	$ 5,000	$ 5,042,937
Series 2024, RB	4.75%	01/01/2052	4,540	4,627,003
				27,998,628
Ohio–3.68%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	8,328,098
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	79,835	73,496,636
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	398,785	36,235,798
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.75%	01/01/2044	13,900	13,905,998
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,191,906
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	2,685	2,723,462
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	5,000	5,110,688
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	819,870
Series 2024, RB	5.00%	12/01/2060	850	867,607
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,020,587
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	7,268,211
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,504,012
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2053	15,450	16,456,413
Series 2024, Ref. RB	5.00%	12/01/2063	5,280	5,613,276
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,855	2,179,526
Hamilton (County of), OH (UC Health);
Series 2020, RB(i)(l)	4.00%	09/15/2050	15,000	13,301,679
Series 2020, RB	4.00%	09/15/2050	4,100	3,635,792
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,917,422
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(i)(l)	4.00%	11/15/2045	11,825	10,854,227
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,671,563
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,221,330
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,751,807)(d)(e)(f)	6.00%	04/01/2038	5,840	408,821
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $947,485)(d)(e)(f)	6.25%	04/01/2049	1,699	118,935
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	26,930	26,579,010
Series 2013, RB	5.00%	02/15/2048	14,250	13,894,212
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(c)	5.00%	12/31/2039	2,750	2,771,476
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(f)	5.00%	07/01/2049	4,900	4,858,355
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGM)(i)(k)	5.50%	11/01/2059	10,000	10,719,381
Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(i)	4.00%	12/01/2048	10,000	9,772,333
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,007,408
				292,454,032
Oklahoma–1.24%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,915	2,640,640
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(f)	6.25%	06/15/2054	2,125	2,180,477
Series 2024, RB(f)	6.50%	06/15/2064	3,600	3,730,054
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,702,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	$ 2,469	$ 5,061
Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	2,387
Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	4,979
Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	3,411
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,655,705
Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,024,321
Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,702,219
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	6,500	6,549,667
				98,201,535
Oregon–0.51%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(i)	4.00%	06/01/2046	16,025	15,441,860
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,783,317
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2048	10,000	10,969,348
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2053	10,000	2,418,629
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,565,347
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,500	2,132,625
Series 2021 A, Ref. RB	5.00%	11/15/2051	500	414,185
				40,725,311
Pennsylvania–1.86%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,303,604
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,179,217
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(f)	6.00%	05/01/2042	4,775	5,055,644
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(f)	6.00%	05/01/2042	1,350	1,421,461
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,757,832
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,683,741
Series 2019, RB	5.00%	12/01/2054	2,000	1,839,478
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,762	4,077,083
Series 2014 B, RB(m)	7.50%	02/01/2044	1,379	805,784
Series 2014 C, RB(d)(g)	0.00%	02/01/2044	4,122	30,888
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,005,274
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	11,000	11,551,426
Series 2022, RB (INS - AGM)(c)(k)	5.00%	12/31/2057	16,000	16,680,495
Series 2022, RB(c)	6.00%	06/30/2061	18,500	20,530,321
Series 2022, RB (INS - AGM)(c)(k)	5.75%	12/31/2062	13,000	14,306,443
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023-142A, Ref. RB	5.00%	10/01/2043	2,000	2,090,174
Series 2024-144A, RB	6.00%	10/01/2054	8,000	8,802,331
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	3,092,640
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,580,204
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,979,839
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,748
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	20,197,788
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	$ 4,575	$ 4,468,872
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,588,320
				148,059,607
Puerto Rico–7.06%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	20,440	20,545,665
Series 2002, RB	5.63%	05/15/2043	5,415	5,477,879
Series 2005 A, RB(g)	0.00%	05/15/2050	473,480	91,482,965
Series 2008 B, RB(g)	0.00%	05/15/2057	784,260	48,727,642
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	5,303	3,573,953
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,388	13,213,279
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	23,531,504
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	17,781,432
Subseries 2022, RN(g)	0.00%	11/01/2043	36,390	23,062,258
Subseries 2022, RN(g)	0.00%	11/01/2051	60,690	38,917,689
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(f)	4.00%	07/01/2042	25,000	23,742,457
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (Acquired 08/09/2018-09/12/2018; Cost $4,328,288)(d)(e)	5.00%	07/01/2026	6,685	3,609,900
Series 2007 TT, RB (Acquired 09/12/2018; Cost $1,521,625)(d)(e)	5.00%	07/01/2027	2,350	1,269,000
Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $3,527,500) (3 mo. Term SOFR + 0.68%)(d)(e)(p)	4.43%	07/01/2025	4,250	2,295,000
Series 2007 UU, Ref. RB (Acquired 02/12/2021; Cost $1,701,500) (3 mo. USD LIBOR + 0.70%)(d)(e)(p)	4.45%	07/01/2031	2,050	1,107,000
Series 2007 VV, Ref. RB (Acquired 07/19/2018-07/23/2018; Cost $9,602,011) (INS - NATL)(e)(k)	5.25%	07/01/2030	9,275	9,119,222
Series 2007 VV, Ref. RB (Acquired 10/12/2017; Cost $21,270,575) (INS - AGM)(e)(k)	5.25%	07/01/2031	20,000	20,002,804
Series 2007 VV, Ref. RB (Acquired 07/19/2018-08/20/2018; Cost $6,566,824) (INS - NATL)(e)(k)	5.25%	07/01/2032	6,275	6,201,849
Series 2008 WW, RB (Acquired 04/13/2017-01/30/2019; Cost $8,093,245)(d)(e)	5.00%	07/01/2028	13,620	7,354,800
Series 2008 WW, RB (Acquired 02/21/2020; Cost $1,757,250)(d)(e)	5.25%	07/01/2033	2,200	1,188,000
Series 2008 WW, RB (Acquired 08/09/2018-01/27/2022; Cost $16,239,731)(d)(e)	5.50%	07/01/2038	19,685	10,629,900
Series 2010 AAA, RB (Acquired 02/20/2020; Cost $666,750)(d)(e)	5.25%	07/01/2025	840	453,600
Series 2010 AAA, RB (Acquired 08/09/2018; Cost $894,375)(d)(e)	5.25%	07/01/2031	1,350	729,000
Series 2010 CCC, RB (Acquired 08/09/2018; Cost $209,625)(d)(e)	5.00%	07/01/2025	325	175,500
Series 2010 CCC, RB (Acquired 12/10/2020; Cost $746,400)(d)(e)	5.00%	07/01/2028	960	518,400
Series 2010 CCC, RB (Acquired 01/16/2019; Cost $4,579,000)(d)(e)	5.25%	07/01/2028	7,600	4,104,000
Series 2010 EEE, RB (Acquired 12/10/2020; Cost $695,863)(d)(e)	6.05%	07/01/2032	895	483,300
Series 2010 XX, RB (Acquired 12/11/2020; Cost $492,900)(d)(e)	4.63%	07/01/2025	620	334,800
Series 2010 XX, RB (Acquired 12/10/2020; Cost $308,000)(d)(e)	5.25%	07/01/2026	385	207,900
Series 2010 XX, RB (Acquired 01/31/2019-07/23/2020; Cost $4,255,250)(d)(e)	5.25%	07/01/2035	6,799	3,671,460
Series 2010 YY, RB (Acquired 12/10/2020; Cost $933,000)(d)(e)	6.13%	07/01/2040	1,200	648,000
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $508,800)(d)(e)	4.63%	07/01/2025	640	345,600
Series 2010 ZZ, Ref. RB (Acquired 12/10/2020; Cost $270,300)(d)(e)	5.00%	07/01/2025	340	182,750
Series 2010 ZZ, Ref. RB (Acquired 08/09/2018; Cost $41,925)(d)(e)	5.25%	07/01/2025	65	34,938
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $349,088)(d)(e)	5.00%	07/01/2026	435	234,900
Series 2010 ZZ, Ref. RB (Acquired 08/09/2018-12/16/2020; Cost $591,500)(d)(e)	5.25%	07/01/2026	875	472,500
Series 2010 ZZ, Ref. RB (Acquired 12/11/2020; Cost $248,775)(d)(e)	5.00%	07/01/2028	310	167,400
Series 2012 A, RB (Acquired 04/12/2017-07/23/2020; Cost $1,595,020)(d)(e)	4.80%	07/01/2029	2,260	1,220,400
Series 2012 A, RB (Acquired 06/20/2018-01/31/2019; Cost $2,171,863)(d)(e)	5.00%	07/01/2029	3,535	1,908,900
Series 2012 A, RB (Acquired 06/15/2018; Cost $1,362,050)(d)(e)	5.05%	07/01/2042	3,095	1,671,300
Series 2013 A, RB (Acquired 08/12/2019; Cost $1,725,150)(d)(e)	7.25%	07/01/2030	2,120	1,144,800
Series 2013 A, RB (Acquired 05/31/2019; Cost $4,301,506)(d)(e)	7.00%	07/01/2033	6,030	3,256,200
Series 2013 A, RB (Acquired 05/31/2019; Cost $10,323,550)(d)(e)	6.75%	07/01/2036	15,090	8,148,600
Series 2013 A, RB (Acquired 05/31/2019-08/12/2019; Cost $2,168,200)(d)(e)	7.00%	07/01/2040	2,675	1,444,500
Series 2013 A, RB (Acquired 04/13/2017-12/11/2020; Cost $14,299,039)(d)(e)	7.00%	07/01/2043	20,415	11,024,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	$ 1,733	$ 1,717,877
Series 2023 A, RB	6.63%	01/01/2028	13,222	13,097,739
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,927	1,605,935
Series 2018 A-1, RB(g)	0.00%	07/01/2031	2,484	1,907,408
Series 2018 A-1, RB(g)	0.00%	07/01/2033	10,296	7,264,464
Series 2018 A-1, RB(g)	0.00%	07/01/2046	55,515	18,719,187
Series 2018 A-1, RB(g)	0.00%	07/01/2051	149,221	36,620,669
Series 2018 A-1, RB	4.75%	07/01/2053	20,479	20,325,300
Series 2019 A-2, RB	4.33%	07/01/2040	24,721	24,448,854
Series 2019 A-2, RB	4.33%	07/01/2040	4,200	4,153,763
Series 2019 A-2, RB	4.54%	07/01/2053	314	301,205
Series 2019 A-2, RB	4.78%	07/01/2058	15,223	15,063,306
				560,642,753
Rhode Island–0.12%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	9,000	9,654,691
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,030
				9,684,721
South Carolina–0.63%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(f)	5.75%	06/15/2049	2,000	2,008,700
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	875,320
Series 2013, RB	5.13%	05/01/2048	2,000	1,728,171
Series 2017, Ref. RB	5.00%	05/01/2042	250	221,486
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,073,104
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	5,000	5,649,307
Series 2024, RB	5.50%	11/01/2049	5,000	5,628,827
Series 2024, RB	5.50%	11/01/2050	4,000	4,492,566
Series 2024, RB	5.50%	11/01/2054	5,000	5,581,791
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	7,365	8,046,145
Series 2024 B, Ref. RB	5.25%	12/01/2054	13,600	14,739,086
				50,044,503
Tennessee–1.37%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	12,394,244
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(k)	5.50%	07/01/2059	1,750	1,902,386
Series 2024 A-1, RB (INS - BAM)(k)	5.00%	07/01/2064	4,000	4,143,234
Series 2024 B-1, RB (INS - BAM)(k)	5.00%	07/01/2049	1,500	1,587,359
Series 2024 B-1, RB (INS - BAM)(k)	5.13%	07/01/2059	10,930	11,485,021
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	190,106
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	518,235
Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(c)	5.50%	07/01/2052	1,000	1,084,935
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,713,541)(d)(e)(f)	6.00%	04/01/2038	11,950	836,480
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,270,273)(d)(e)(f)	6.25%	04/01/2049	15,585	1,090,938
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	715	713,409
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	$ 16,300	$ 13,122,380
Series 2016 A, Ref. RB(f)	5.00%	09/01/2031	750	677,684
Series 2016 A, Ref. RB(f)	5.00%	09/01/2037	1,145	956,595
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2052	30,000	32,339,337
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(i)	5.00%	11/01/2047	12,835	13,977,601
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	11,550	12,040,391
				109,060,335
Texas–9.21%
Academy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	4,375	4,267,144
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(f)	4.88%	06/15/2054	1,100	1,101,196
Series 2024, RB(f)	4.88%	06/15/2059	1,000	999,095
Series 2024, RB(f)	5.00%	06/15/2064	1,200	1,200,526
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(f)	5.75%	06/01/2043	1,500	1,556,653
Series 2024, RB(f)	6.00%	06/01/2053	1,250	1,289,667
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	1,001,713
Series 2024, RB	5.00%	08/15/2049	1,180	1,184,049
Series 2024, RB	5.00%	08/15/2054	1,330	1,331,297
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	6,014,756
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,232,092
Series 2022, RB(f)	6.38%	02/15/2052	4,000	4,002,548
Series 2022, RB(f)	6.50%	02/15/2057	6,000	6,024,237
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	731,793
Series 2021, RB	5.00%	08/15/2051	4,370	3,945,649
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(f)	6.00%	02/15/2043	3,825	3,958,989
Series 2023 A, RB(f)	6.13%	02/15/2053	5,000	5,143,013
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(k)	4.00%	02/15/2048	12,640	12,290,968
Bonham Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,755	7,475,766
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(c)(f)	9.00%	03/01/2039	2,185	2,299,070
Series 2019, RB(c)	7.00%	03/01/2039	10,325	10,150,093
Series 2019, RB(c)(f)	9.00%	03/01/2039	3,385	3,561,717
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2043	3,440	3,496,275
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.13%	02/15/2045	7,320	7,371,129
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(f)	3.63%	07/01/2026	7,000	5,945,122
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,016,223
Series 2015, RB	5.75%	08/15/2045	8,000	8,093,989
Series 2018 D, RB	5.75%	08/15/2033	3,690	3,756,195
Series 2018 D, RB	6.00%	08/15/2038	12,250	12,476,073
Series 2018 D, RB	6.13%	08/15/2048	19,250	19,529,098
Community Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,944,607
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	9,000	8,805,146
Dallas (City of), TX; Series 2023 A, Ref. RB	4.00%	10/01/2052	7,230	6,964,097
El Paso (City of), TX; Series 2022 A, RB (INS - BAM)(k)	4.00%	03/01/2048	9,950	9,927,398
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.00%	08/15/2047	16,625	16,338,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	$ 17,000	$ 18,393,502
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,078,723
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,459,819
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	10	10,376
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	20,000	22,220,692
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	14,000	14,018,577
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(c)	5.00%	07/01/2029	14,605	14,609,526
Series 2021 A, RB(c)	4.00%	07/01/2041	2,500	2,422,681
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	1,325	1,354,400
Series 2021 B-1, RB(c)	4.00%	07/15/2041	14,745	14,288,343
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	25,000	24,236,940
Little Elm Independent School District; Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,740,760
Magnolia Independent School District; Series 2023, GO Bonds(h)	4.00%	08/15/2047	12,000	11,896,506
Midland (City of), TX; Series 2023, GO Bonds	4.00%	03/01/2048	5,245	5,130,294
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(d)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	228,386
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	2,037,983
Series 2021, RB	2.00%	11/15/2061	7,613	2,872,934
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,395	16,606,655
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(f)	12.00%	12/01/2028	14,000	16,387,732
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,696,548
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,250,861
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,840,206
Series 2016 A, RB	5.50%	11/15/2052	850	706,544
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.88%	10/01/2057	500	498,972
Series 2022, RB	5.50%	10/01/2027	3,505	3,497,973
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,889,137
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,057,045
Series 2020, RB	5.25%	10/01/2055	2,105	1,933,401
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(f)	5.50%	08/15/2035	845	856,331
Series 2015 A, RB(f)	5.75%	08/15/2045	2,015	2,035,298
Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	658,509
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	532,243
North Texas Tollway Authority; Series 2011 B, RB(b)(g)(h)	0.00%	09/01/2031	15,500	7,948,657
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(c)(f)	5.00%	01/01/2039	1,000	1,064,336
Series 2024, RB(c)(f)	5.25%	01/01/2054	2,000	2,127,215
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(h)	7.50%	11/15/2024	2,350	2,368,783
Series 2014 A, RB(b)(h)	7.75%	11/15/2024	5,100	5,143,270
Series 2014 A, RB(b)(h)	8.00%	11/15/2024	6,000	6,053,240
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,803,937
San Antonio (City of), TX;
Series 2023 A, Ref. RB(i)	5.50%	02/01/2050	10,000	11,215,594
Series 2024 B, Ref. RB	5.25%	02/01/2049	10,500	11,644,054
Series 2024 C, RB	5.50%	02/01/2049	5,000	5,668,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Sheldon Independent School District;
Series 2023, GO Bonds (INS - BAM)(k)	4.00%	02/15/2048	$ 4,950	$ 4,706,699
Series 2023, GO Bonds (INS - BAM)(k)	4.00%	02/15/2050	10,220	9,661,011
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	12,500	11,985,426
Sweetwater Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,500	2,393,992
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,963,930
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	3,008,014
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(i)	5.00%	11/15/2051	15,000	15,888,675
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	3,250	3,345,346
Series 2017, RB	6.75%	11/15/2047	13,125	13,593,240
Series 2017, RB	6.75%	11/15/2052	965	996,245
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,015,000)(d)(e)	5.75%	02/15/2025	1,015	558,250
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(d)(e)	5.75%	02/15/2029	1,600	880,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(d)(e)	8.00%	02/15/2038	13,350	7,342,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(d)(e)	6.38%	02/15/2048	26,895	14,792,250
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(d)(e)	6.38%	02/15/2052	25,055	13,780,250
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(d)(e)	6.38%	02/15/2041	8,755	4,815,250
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	4,107,452
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	973,399
Series 2020, Ref. RB	6.75%	11/15/2051	8,625	8,181,774
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,810,214
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020 A, RB (Acquired 10/28/2009-09/29/2020; Cost $18,150,463)(d)(e)	5.75%	12/01/2054	18,637	11,741,217
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,800	1,902,108
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2051	6,000	1,578,229
Series 2019, RB(g)	0.00%	08/01/2053	1,000	234,875
Texas (State of) Water Development Board;
Series 2022, RB(i)	4.80%	10/15/2052	33,000	34,827,276
Series 2022, RB(i)	5.00%	10/15/2057	3,500	3,744,636
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,721,761
Texas Municipal Gas Acquisition & Supply Corp. IV; Series 2023 A, RB(b)	5.50%	01/01/2030	14,250	15,397,916
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(c)	5.50%	12/31/2058	11,875	12,966,365
Thrall Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,655,568
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,017
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	8,660	8,258,101
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,768,818
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,607,875
Walnut Creek Special Utility District; Series 2023, RB (INS - AGM)(k)	4.75%	01/10/2054	2,800	2,900,735
				731,539,369
Utah–1.48%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(f)	9.75%	03/15/2053	2,065	2,100,056
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	8,525	7,254,797
Series 2021 B, GO Bonds(f)	7.38%	09/15/2051	5,500	4,880,928
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(f)	9.00%	03/15/2053	1,239	1,231,079
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(f)	6.63%	03/01/2054	2,375	2,460,536
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(f)	5.63%	12/01/2043	5,000	5,188,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(f)	5.13%	03/01/2051	$ 3,280	$ 2,665,389
Series 2022 B, GO Bonds(f)	8.00%	03/15/2051	579	498,512
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(f)	4.50%	08/01/2040	1,205	1,179,986
Series 2020 A, RB(f)	5.00%	08/01/2050	6,500	6,502,064
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(f)	6.38%	03/01/2055	1,485	1,524,311
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(f)	3.63%	02/01/2035	600	495,143
Series 2021 A, GO Bonds(f)	4.13%	02/01/2041	500	395,530
Series 2021 A, GO Bonds(f)	4.38%	02/01/2051	1,100	817,633
Series 2021 B, GO Bonds(f)	7.38%	08/15/2051	600	491,872
Salt Lake City (City of), UT;
Series 2017 A, RB(c)(i)	5.00%	07/01/2047	15,000	15,181,040
Series 2023 A, RB(c)	5.25%	07/01/2048	5,750	6,184,565
Series 2023 A, RB(c)	5.50%	07/01/2053	18,000	19,691,122
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(i)(l)	5.00%	07/01/2051	11,675	12,053,536
Utah (State of) Charter School Finance Authority; Series 2018 A, RB(b)(f)	6.00%	10/15/2028	4,200	4,185,970
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(f)	5.00%	06/15/2052	9,640	8,703,707
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(f)	5.00%	06/15/2050	3,000	2,865,913
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(b)(f)	5.75%	07/15/2028	3,420	3,421,032
Series 2018, RB(f)	4.65%	07/15/2033	500	500,013
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(f)	7.00%	12/01/2042	5,630	5,716,580
Wood Ranch Public Infrastructure District; Series 2024, RB(f)	5.63%	12/01/2053	1,300	1,339,313
				117,529,281
Virginia–0.68%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	3,967,849
Series 2016 A-2, RB(m)	7.13%	03/01/2059	10,634	7,215,322
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	1,300	1,296,306
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	21,037,478
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,000,600
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	482,478
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(c)	5.00%	12/31/2052	2,150	2,181,504
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,980,472
Series 2023, RB	7.00%	09/01/2059	11,000	12,626,944
				53,788,953
Washington–1.39%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB(i)	4.00%	11/01/2046	16,255	16,073,528
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,034,891
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,925,850
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,481,784
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	8,500	8,502,373
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(i)(l)	5.00%	07/01/2058	29,500	29,822,273
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(f)	5.63%	12/01/2040	9,000	9,162,531
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2036	1,460	1,461,665
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	700	655,780
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	7,100	6,465,843
Series 2024, RB	6.00%	07/01/2059	2,750	2,819,441
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(f)(h)	7.00%	07/01/2025	$ 2,150	$ 2,212,173
Series 2015 A, RB(b)(f)(h)	7.00%	07/01/2025	1,500	1,543,376
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(f)	5.00%	01/01/2031	1,500	1,498,286
Series 2016 A, Ref. RB(f)	5.00%	01/01/2046	8,700	7,983,256
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(f)	5.00%	01/01/2051	8,165	7,278,028
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(f)	5.00%	07/01/2056	2,260	2,207,061
				110,128,139
West Virginia–1.38%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,150	3,152,857
Series 2013, Ref. RB(d)(f)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(d)(f)	5.75%	06/01/2042	14,980	10,508,773
Series 2019 B, Ref. RB(d)(f)	7.50%	06/01/2042	5,285	3,470,885
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(f)	6.00%	06/01/2053	2,000	2,154,958
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(f)	5.75%	06/01/2043	7,000	7,160,686
Series 2020, Ref. RB(f)	7.50%	06/01/2043	13,100	14,129,289
Series 2021 A, Ref. RB(f)	4.13%	06/01/2043	2,810	2,521,374
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(c)(f)	9.50%	05/01/2043	20,000	20,407,888
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(f)	8.50%	12/01/2043	16,000	16,376,215
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(d)(f)	7.25%	02/01/2036	10,965	7,675,500
Series 2018, RB(c)(d)(f)	8.75%	02/01/2036	4,500	3,600,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,433,668
Series 2023 B, RB	6.00%	09/01/2053	13,000	14,765,319
				109,857,412
Wisconsin–4.59%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(g)(k)	0.00%	12/15/2055	24,900	5,763,005
Series 2020 D, RB (INS - AGM)(g)(k)	0.00%	12/15/2055	22,555	5,300,653
Series 2020 D, RB (INS - AGM)(g)(k)	0.00%	12/15/2060	28,515	5,223,281
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,418,177
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,717,946
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	3,811,338
Series 2019, Ref. RB	5.00%	11/01/2046	550	499,923
Series 2019, Ref. RB	5.00%	11/01/2054	9,500	8,253,106
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,110,333
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(f)	5.00%	09/01/2054	$ 1,360	$ 1,197,438
Series 2021, RB(f)(g)	0.00%	01/01/2061	20,865	1,593,047
Series 2023 A, Ref. RB(f)	6.25%	10/01/2053	1,000	1,054,204
Series 2023, RB(f)	6.88%	07/01/2053	1,350	1,415,324
Series 2023, RB(f)	7.00%	07/01/2058	1,000	1,047,957
Series 2023, RB	5.75%	07/01/2062	19,949	21,400,673
Series 2024, RB(f)	5.50%	12/15/2028	11,455	11,523,131
Series 2024, RB(f)	12.00%	05/16/2029	4,750	4,826,818
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(f)	6.25%	06/01/2052	7,500	7,703,482
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,539,594)(e)(f)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,914,163)(e)(f)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,305,676)(e)(f)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.25%	08/01/2027	1,550	1,395,000
Series 2017, RB(d)(f)	6.75%	08/01/2031	15,590	13,719,200
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(f)	5.00%	06/15/2051	2,000	1,701,972
Series 2021 A, RB(f)	5.00%	06/15/2056	1,400	1,167,815
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(f)	5.13%	06/01/2048	10,500	10,420,756
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	16,335	10,508,510
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(f)	5.00%	06/01/2050	2,660	2,498,660
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(f)	5.75%	10/01/2053	5,690	5,750,663
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(d)(e)(f)	5.75%	11/01/2024	1,440	792,000
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(d)(e)(f)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(d)(e)(f)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(d)(e)(f)	8.50%	11/01/2046	8,000	1,600,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(f)	6.13%	02/01/2048	5,465	5,296,396
Series 2020 A, RB(f)	6.13%	02/01/2050	3,305	3,179,390
Series 2022 A, RB(f)	6.13%	02/01/2050	3,580	3,443,938
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,785,178
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,072,026
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(f)	5.63%	02/01/2046	3,500	3,651,457
Series 2022 B, RB(f)	6.00%	02/01/2062	6,500	6,884,459
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(f)(g)	0.00%	09/01/2029	5,500	3,890,423
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.25%	06/15/2049	5,775	5,783,274
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(f)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(f)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(f)	5.25%	05/15/2047	2,240	2,242,048
Series 2017 A, Ref. RB(f)	5.25%	05/15/2052	2,300	2,270,049
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(f)	5.00%	06/01/2041	3,450	3,519,615
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	11,065	11,519,288
Series 2017, Ref. RB(c)(f)	7.13%	06/01/2041	10,080	10,406,155
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,350	3,152,688
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	7,073,477
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,418,623
Series 2018 A, RB	5.35%	12/01/2045	24,750	25,115,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(f)	6.50%	01/01/2041	$ 10,000	$ 8,070,626
Series 2021 A, RB(f)	6.85%	01/01/2051	11,110	8,423,239
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(f)	6.25%	07/15/2053	160	172,863
Series 2023, RB(f)	6.50%	07/15/2063	1,175	1,277,099
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(f)(h)	6.00%	11/15/2024	2,500	2,511,695
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,043,123
Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(f)	4.00%	06/01/2036	1,000	943,361
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(f)	5.38%	12/15/2032	3,500	3,510,483
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(f)	5.00%	10/01/2053	8,350	8,112,864
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(f)	5.00%	06/15/2052	1,000	995,460
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,140,293
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(f)	5.00%	03/01/2052	2,300	2,080,719
Series 2020, RB(f)	5.25%	03/01/2055	5,000	4,676,362
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(f)	5.00%	12/01/2031	7,330	7,053,512
Series 2016, RB(f)	5.25%	12/01/2039	10,685	9,820,617
				364,661,482
Total Municipal Obligations (Cost $8,735,932,122)					8,532,657,727
U.S. Dollar Denominated Bonds & Notes–0.04%
Puerto Rico–0.04%
AES Puerto Rico, Inc. (Cost $3,002,196)(j)	12.50%	03/04/2026	3,072	2,979,515
			Shares
Exchange-Traded Funds–0.01%
Invesco Municipal Strategic Income ETF (Cost $872,610)(q)			17,000	873,372

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			290,796	0
TOTAL INVESTMENTS IN SECURITIES(r)–107.46% (Cost $8,739,806,928)					8,536,510,614
FLOATING RATE NOTE OBLIGATIONS–(10.74)%
Notes with interest and fee rates ranging from 3.44% to 3.67% at 08/31/2024 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059 (See Note 1K)(s)				(853,215,000)
OTHER ASSETS LESS LIABILITIES–3.28%					260,553,263
NET ASSETS–100.00%					$7,943,848,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Invesco High Yield Municipal Fund

Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $321,869,148, which represented 4.05% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at August 31, 2024 was $369,111,790, which represented 4.65% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $1,551,138,292, which represented 19.53% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $295,780,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(q)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$762	$-	$873,372	$-

(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $1,227,679,374 are held by TOB Trusts and serve as collateral for the $853,215,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Invesco High Yield Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $8,738,934,318)	$8,535,637,242
Investments in affiliates, at value (Cost $872,610)	873,372
Cash	57,843,389
Receivable for:
Investments sold	11,599,000
Fund shares sold	6,961,075
Interest	192,455,327
Investments matured, at value (Cost $95,081,731)	59,996,664
Investment for trustee deferred compensation and retirement plans	659,339
Other assets	1,627,177
Total assets	8,867,652,585
Liabilities:
Floating rate note obligations	853,215,000
Payable for:
Investments purchased	49,508,589
Dividends	14,680,848
Fund shares reacquired	2,903,896
Accrued fees to affiliates	2,584,436
Accrued interest expense	120,806
Accrued trustees’ and officers’ fees and benefits	2,084
Accrued other operating expenses	83,600
Trustee deferred compensation and retirement plans	704,449
Total liabilities	923,803,708
Net assets applicable to shares outstanding	$7,943,848,877
Net assets consist of:
Shares of beneficial interest	$9,340,029,338
Distributable earnings (loss)	(1,396,180,461)
$7,943,848,877
Net Assets:
Class A	$5,000,872,629
Class C	$264,877,728
Class Y	$1,956,137,719
Class R5	$19,018
Class R6	$721,941,783
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	576,270,258
Class C	30,619,810
Class Y	225,092,881
Class R5	2,191
Class R6	83,288,724
Class A:
Net asset value per share	$8.68
Maximum offering price per share (Net asset value of $8.68 ÷ 95.75%)	$9.07
Class C:
Net asset value and offering price per share	$8.65
Class Y:
Net asset value and offering price per share	$8.69
Class R5:
Net asset value and offering price per share	$8.68
Class R6:
Net asset value and offering price per share	$8.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Invesco High Yield Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$240,712,916
Expenses:
Advisory fees	19,841,881
Administrative services fees	561,324
Custodian fees	21,728
Distribution fees:
Class A	6,109,165
Class C	1,385,754
Interest, facilities and maintenance fees	20,879,655
Transfer agent fees — A, C and Y	2,377,773
Transfer agent fees — R5	7
Transfer agent fees — R6	57,269
Trustees’ and officers’ fees and benefits	41,422
Registration and filing fees	188,894
Reports to shareholders	162,498
Professional services fees	1,438,106
Other	58,152
Total expenses	53,123,628
Less: Expense offset arrangement(s)	(3,879)
Net expenses	53,119,749
Net investment income	187,593,167
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(52,211,932)
Change in net unrealized appreciation of:
Unaffiliated investment securities	194,781,071
Affiliated investment securities	762
194,781,833
Net realized and unrealized gain	142,569,901
Net increase in net assets resulting from operations	$330,163,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Invesco High Yield Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$187,593,167	$369,872,418
Net realized gain (loss)	(52,211,932)	(124,972,933)
Change in net unrealized appreciation	194,781,833	140,868,219
Net increase in net assets resulting from operations	330,163,068	385,767,704
Distributions to shareholders from distributable earnings:
Class A	(125,959,244)	(247,351,238)
Class C	(6,180,078)	(13,858,607)
Class Y	(51,781,410)	(105,400,385)
Class R5	(541)	(2,275)
Class R6	(20,713,895)	(37,407,656)
Total distributions from distributable earnings	(204,635,168)	(404,020,161)
Share transactions–net:
Class A	(11,344,685)	60,371,709
Class C	(28,164,100)	(56,269,107)
Class Y	15,824,578	(98,822,292)
Class R5	(21,825)	(5,269)
Class R6	(50,112,744)	101,914,921
Net increase (decrease) in net assets resulting from share transactions	(73,818,776)	7,189,962
Net increase (decrease) in net assets	51,709,124	(11,062,495)
Net assets:
Beginning of period	7,892,139,753	7,903,202,248
End of period	$7,943,848,877	$7,892,139,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Invesco High Yield Municipal Fund

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$330,163,068
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,011,337,689)
Proceeds from sales of investments	1,077,439,605
Proceeds from sales of short-term investments, net	183,589,575
Amortization (accretion) of premiums and discounts, net	(32,123,255)
Net realized loss from investment securities	52,211,932
Net change in unrealized appreciation on investment securities	(194,781,833)
Change in operating assets and liabilities:
Increase in receivables and other assets	(11,727,163)
Increase in accrued expenses and other payables	301,092
Net cash provided by operating activities	393,735,332
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(93,147,347)
Proceeds from shares of beneficial interest sold	989,592,394
Disbursements from shares of beneficial interest reacquired	(1,179,677,949)
Proceeds from TOB Trusts	26,115,000
Repayment of TOB Trusts	(97,340,000)
Net cash provided by (used in) financing activities	(354,457,902)
Net increase in cash and cash equivalents	39,277,430
Cash and cash equivalents at beginning of period	18,565,959
Cash and cash equivalents at end of period	$57,843,389
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$112,281,665
Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$10,067
Cash paid during the period for interest, facilities and maintenance fees	$20,851,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Invesco High Yield Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$8.54	$0.20	$0.16	$0.36	$(0.22)	$8.68	4.31%	$5,000,873	1.41%(d)	1.41%(d)	0.88%(d)	4.73%(d)	12%
Year ended 02/29/24	8.55	0.40	0.02	0.42	(0.43)	8.54	5.15	4,933,882	1.54	1.54	0.91	4.70	25
Year ended 02/28/23	9.94	0.41	(1.39)	(0.98)	(0.41)	8.55	(9.91)	4,873,987	1.39	1.39	0.86	4.63	27
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44	6,253,279	0.98	0.98	0.86	3.76	17
Year ended 02/28/21	10.68	0.42	(0.47)	(0.05)	(0.44)	10.19	(0.25)	6,323,866	1.03	1.03	0.86	4.28	26
Year ended 02/29/20	9.87	0.43	0.83	1.26	(0.45)	10.68	13.00	6,659,123	1.13	1.13	0.86	4.19	10
Class C
Six months ended 08/31/24	8.51	0.17	0.16	0.33	(0.19)	8.65	3.93(e)	264,878	2.15(d)(e)	2.15(d)(e)	1.62(d)(e)	3.99(d)(e)	12
Year ended 02/29/24	8.52	0.33	0.03	0.36	(0.37)	8.51	4.37	288,720	2.29	2.29	1.66	3.95	25
Year ended 02/28/23	9.91	0.35	(1.40)	(1.05)	(0.34)	8.52	(10.60)(e)	346,859	2.13(e)	2.13(e)	1.59(e)	3.89(e)	27
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78(e)	530,125	1.71(e)	1.71(e)	1.59(e)	3.03(e)	17
Year ended 02/28/21	10.64	0.35	(0.48)	(0.13)	(0.36)	10.15	(0.99)(e)	605,479	1.77(e)	1.77(e)	1.60(e)	3.54(e)	26
Year ended 02/29/20	9.84	0.35	0.82	1.17	(0.37)	10.64	12.09	948,191	1.88	1.88	1.61	3.44	10
Class Y
Six months ended 08/31/24	8.55	0.21	0.16	0.37	(0.23)	8.69	4.44	1,956,138	1.16(d)	1.16(d)	0.63(d)	4.98(d)	12
Year ended 02/29/24	8.56	0.42	0.02	0.44	(0.45)	8.55	5.41	1,909,686	1.29	1.29	0.66	4.95	25
Year ended 02/28/23	9.96	0.44	(1.41)	(0.97)	(0.43)	8.56	(9.75)	2,023,124	1.14	1.14	0.61	4.88	27
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70	2,780,042	0.73	0.73	0.61	4.01	17
Year ended 02/28/21	10.70	0.45	(0.48)	(0.03)	(0.46)	10.21	0.01	2,684,515	0.78	0.78	0.61	4.53	26
Year ended 02/29/20	9.89	0.46	0.82	1.28	(0.47)	10.70	13.25	3,291,052	0.88	0.88	0.61	4.44	10
Class R5
Six months ended 08/31/24	8.54	0.22	0.15	0.37	(0.23)	8.68	4.44	19	1.16(d)	1.16(d)	0.63(d)	4.98(d)	12
Year ended 02/29/24	8.55	0.42	0.02	0.44	(0.45)	8.54	5.40	40	1.28	1.28	0.65	4.96	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.43)	8.55	(9.61)	46	1.17	1.17	0.63	4.85	27
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67	158	0.76	0.76	0.64	3.98	17
Year ended 02/28/21	10.67	0.44	(0.47)	(0.03)	(0.46)	10.18	(0.02)	160	0.79	0.79	0.62	4.52	26
Year ended 02/29/20	9.87	0.46	0.81	1.27	(0.47)	10.67	13.20	189	0.86	0.86	0.59	4.46	10
Class R6
Six months ended 08/31/24	8.53	0.22	0.15	0.37	(0.23)	8.67	4.47	721,942	1.11(d)	1.11(d)	0.58(d)	5.03(d)	12
Year ended 02/29/24	8.54	0.42	0.03	0.45	(0.46)	8.53	5.46	759,812	1.25	1.25	0.62	4.99	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.44)	8.54	(9.65)	659,186	1.09	1.09	0.56	4.93	27
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75	800,984	0.68	0.68	0.56	4.06	17
Year ended 02/28/21	10.66	0.45	(0.46)	(0.01)	(0.47)	10.18	0.14	698,091	0.72	0.72	0.56	4.59	26
Year ended 02/29/20	9.86	0.46	0.82	1.28	(0.48)	10.66	13.25	649,785	0.81	0.81	0.54	4.51	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99, 0.99, 0.98% and 0.99% for the six months ended August 31, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
39	Invesco High Yield Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
40	Invesco High Yield Municipal Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
41	Invesco High Yield Municipal Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the
42	Invesco High Yield Municipal Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $165,508 in front-end sales commissions from the sale of Class A shares and $84,284 and $7,305 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$8,514,731,706	$17,926,021	$8,532,657,727
U.S. Dollar Denominated Bonds & Notes	—	—	2,979,515	2,979,515
Exchange-Traded Funds	873,372	—	—	873,372
Preferred Stocks	—	—	0	0
Total Investments in Securities	873,372	8,514,731,706	20,905,536	8,536,510,614
Other Investments - Assets
Investments Matured	—	58,832,691	1,163,973	59,996,664
Total Investments	$873,372	$8,573,564,397	$22,069,509	$8,596,507,278
43	Invesco High Yield Municipal Fund

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,879.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $831,694 with an average interest rate of 5.43%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $885,147,143 and 4.11%, respectively.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$500,158,312	$600,582,383	$1,100,740,695
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $983,741,612 and $1,077,298,737, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$414,643,150
Aggregate unrealized (depreciation) of investments	(716,675,654)
Net unrealized appreciation (depreciation) of investments	$(302,032,504)
Cost of investments for tax purposes is $8,898,539,782.
44	Invesco High Yield Municipal Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	70,483,700	$600,293,886	174,431,258	$1,461,952,268
Class C	1,741,472	14,852,639	4,911,012	41,190,821
Class Y	29,855,332	255,435,542	119,034,797	998,353,764
Class R6	14,104,177	120,376,527	43,274,531	363,534,947
Issued as reinvestment of dividends:
Class A	7,909,523	67,482,559	15,765,359	132,438,465
Class C	490,870	4,170,962	1,110,155	9,300,709
Class Y	3,090,984	26,398,986	6,463,097	54,404,198
Class R5	-	-	150	1,261
Class R6	1,670,860	14,229,158	3,200,831	26,845,087
Automatic conversion of Class C shares to Class A shares:
Class A	2,302,891	19,789,126	2,491,791	20,967,168
Class C	(2,310,726)	(19,789,126)	(2,499,990)	(20,967,168)
Reacquired:
Class A	(82,133,034)	(698,910,256)	(184,994,155)	(1,554,986,192)
Class C	(3,220,321)	(27,398,575)	(10,308,132)	(85,793,469)
Class Y	(31,145,924)	(266,009,950)	(138,458,934)	(1,151,580,254)
Class R5	(2,544)	(21,825)	(785)	(6,530)
Class R6	(21,570,177)	(184,718,429)	(34,588,958)	(288,465,113)
Net increase (decrease) in share activity	(8,732,917)	$(73,818,776)	(167,973)	$7,189,962

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
45	Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco High Yield Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco High Yield Municipal Index (Index).  The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board discussed with representatives from Invesco the total return and income components of the Fund’s performance and
46	Invesco High Yield Municipal Fund

how those components compare relative to peers.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual and contractual management fees and total expense ratio were in the fifth, fourth and fourth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses, as well as the levels of the Fund’s breakpoints in light of current assets.   The Board requested and considered additional information from management regarding the Fund’s actual management fees in light of current asset levels. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to  how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The Board also considered information provided by management regarding how the Fund generally holds significantly more positions than others in its expense group and the related additional resources necessary.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent
47	Invesco High Yield Municipal Fund

and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
48	Invesco High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
49	Invesco High Yield Municipal Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-HYM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ C: VKLCX ■ Y: VKLIX ■ R6: VKLSX

2	Schedule of Investments
26	Financial Statements
29	Financial Highlights
30	Notes to Financial Statements
36	Approval of Investment Advisory and Sub-Advisory Contracts
39	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.53%
Alabama–1.72%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$ 3,500	$ 3,595,064
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,467,482
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	20	19,912
Series 2016, RB	5.50%	06/01/2030	2,000	1,994,950
Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,403,726
Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,253,458
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,010
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,466,669
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,497,061
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(c)	5.00%	05/01/2032	9,000	9,659,151
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,166,977
				35,534,460
Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	5,000	5,050,871
Arizona–2.35%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,962	2,864,152
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.63%	07/01/2048	2,000	2,027,869
Series 2019, RB(d)	5.00%	07/01/2039	1,000	1,015,347
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	638,704
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,853,875
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(c)	4.10%	06/15/2028	7,500	7,639,069
Series 2019, RB(a)(c)	4.00%	06/01/2029	5,000	5,065,310
Series 2022, RB(a)(c)	5.00%	09/01/2027	4,945	5,092,012
Glendale (City of), AZ; Series 2015, Ref. RB(c)(e)	5.00%	07/01/2025	1,000	1,018,179
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,084,450
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,221,990
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,811,684
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	323,755
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,207,254
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(d)	5.25%	07/01/2033	725	745,817
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,415,714
Navajo (Nation of); Series 2015 A-144A, Ref. RB(d)	5.50%	12/01/2030	725	737,944
Northern Arizona University; Series 2015, Ref. RB (INS - BAM)(b)	5.00%	06/01/2032	250	253,233
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,005,460
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,064
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,371,267
Series 2021, RB(d)	4.00%	06/15/2041	740	657,726
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	25,097
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	2,245	2,245,302
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(d)	5.50%	10/01/2027	$ 1,245	$ 1,109,194
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,014
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,035,377
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2025	1,000	1,000,832
				48,631,691
Arkansas–0.19%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,667,628
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	1,345	1,349,932
				4,017,560
California–7.88%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2027	175	187,838
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	336,945
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	321,062
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	346,581
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	329,687
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	329,211
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	105,511
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,771,587
Series 2022, GO Bonds	5.00%	09/01/2039	3,000	3,392,858
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(c)	5.25%	04/01/2030	1,275	1,375,297
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,488,564
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	417,045
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	972,304
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,235	2,281,530
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,868,554
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,289,302
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	1,013,341
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,861,172
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,000	10,001,332
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	12,274	12,637,710
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,956	5,237,252
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(c)(d)	8.00%	08/15/2025	3,585	3,619,319
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	880,154
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,017,627
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2022, RB	2.75%	11/15/2027	410	410,021
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(d)	5.00%	07/01/2027	3,870	3,893,142
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	2.38%	11/15/2028	605	593,218
Series 2021, RB(d)	3.13%	05/15/2029	4,140	4,052,019
Series 2021, RB(d)	5.00%	11/15/2036	1,660	1,675,866
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,022,042
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,170,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$ 4,300	$ 4,316,274
Series 2016 A, RB(d)	5.00%	12/01/2046	9,175	9,271,950
Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,048,331
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,939,086
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,280,805
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	50	50,151
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.00%	09/01/2024	495	495,000
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	49,566
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	921,742
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,009,091
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	6,115,514
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,148,904
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,408,063
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,740,498
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,190,835
Series 2018 D, Ref. RB(a)	5.00%	05/15/2030	3,000	3,230,741
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,224,741
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,910	1,936,043
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,019,432
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	500	500,021
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,481,442
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,615
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	404,506
Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB(c)(e)	5.00%	09/01/2024	500	500,000
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(f)	0.00%	08/01/2043	1,360	597,348
San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.00%	09/01/2024	520	520,000
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,932,883
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,889,381
Series 2023 B, RB(a)	5.00%	07/01/2030	2,000	2,179,777
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(a)	5.00%	05/01/2037	8,000	8,461,126
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,062,748
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,416,883
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	1,685	1,688,586
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,115,365
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2048	70	70,994
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	4,124,124
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.00%	09/01/2032	1,045	1,053,046
				162,789,057
Colorado–2.05%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,480	1,469,492
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	381,816
Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,050	1,052,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	$ 1,325	$ 1,301,206
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	3,667	3,685,090
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	425	383,898
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	1,125	1,076,517
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,493,481
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,769,896
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(d)	5.00%	12/01/2025	235	223,962
Series 2015 A, Ref. RB(d)	5.50%	12/01/2030	750	619,356
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,112,608
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,612,162
Series 2018 A, Ref. RB(a)	5.00%	12/01/2030	1,000	1,088,156
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	640,465
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	766,035
Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,621,866
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,599,067
Denver (City & County of), CO Health & Hospital Authority; Series 2019 A, Ref. RB	4.00%	12/01/2038	2,500	2,351,906
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,036,824
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	121,255
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	536,210
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(f)	0.00%	12/01/2025	250	229,844
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	740,271
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	139,774
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	165,653
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	251,473
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	272,992
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	277,887
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	309,888
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	108,425
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,018,113
				42,458,177
Connecticut–0.89%
Connecticut (State of);
Series 2018 C, GO Bonds	5.00%	06/15/2027	3,000	3,199,876
Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,526,230
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	290,591
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	549,083
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	607,843
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,225,439
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	3,036,990
				18,436,052
District of Columbia–1.72%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,395	2,395,291
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,334,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2010 A, RB(f)	0.00%	10/01/2037	$ 5,000	$ 2,709,209
Series 2010 A, RB (INS - AGM)(b)(f)	0.00%	10/01/2037	40	22,026
Series 2016 A, Ref. RB(a)	5.00%	10/01/2034	2,215	2,274,716
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,965,332
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,711,366
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	5,445	5,380,854
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,543,532
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,640,301
Series 2024 A, Ref. RB(a)	5.00%	10/01/2034	5,000	5,546,196
				35,523,560
Florida–8.78%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,845	6,849,097
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,730,654
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,338,348
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	12,440	12,466,214
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2035	1,085	1,085,509
Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,671,137
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB (Acquired 06/15/2018; Cost $490,326)(g)(h)	4.50%	07/01/2038	500	5,950
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,434,837
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	516,573
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.25%	06/15/2040	2,695	2,688,020
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(a)(d)	5.00%	10/01/2034	1,000	1,021,983
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $906,018)(d)(g)(h)	7.25%	05/15/2026	906	24,462
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,715,369
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,311,756
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,223,742
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)	5.00%	07/01/2041	8,000	8,196,454
Series 2024, Ref. RB (INS - AGM)(a)(b)	5.00%	07/01/2044	7,000	7,366,915
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,278,660
Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	454,318
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,100	2,341,875
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	4,125	4,183,668
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,301,765
Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,233,143
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,326,959
Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,502,268
Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,568
Halifax Hospital Medical Center; Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	325	330,446
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,003,585)(g)(h)	5.25%	04/01/2028	2,008	140,585
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,506
Series 2024, RB(a)	5.25%	10/01/2044	5,000	5,433,481
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,700	1,707,003
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	395	396,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lakeland (City of), FL (Lakeland Regional Health);
Series 2015, RB(c)(e)	5.00%	11/15/2024	$ 4,250	$ 4,265,659
Series 2015, RB(c)(e)	5.00%	11/15/2024	3,370	3,382,416
Lee (County of), FL; Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,387,399
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	780,192
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	1,000	1,047,007
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,116,641
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,294,267
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	1,900	1,923,100
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	15,000	15,324,876
Series 2021, RB (INS - AGM)(b)	4.00%	10/01/2042	5,120	5,166,464
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,248,920
Series 2024 A, Ref. RB(a)	5.00%	10/01/2036	5,000	5,476,129
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,009,824
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	925,551
Series 2013 A, RB	5.00%	07/01/2033	600	600,481
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,474,813
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	372,564
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	319,223
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	531,589
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,650	3,753,067
Series 2018, RB	5.00%	11/15/2045	2,500	2,561,607
Series 2020 B, RB	4.00%	11/15/2041	250	245,712
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	415,442
Series 2018 B, RB	5.00%	05/15/2033	2,055	2,080,192
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,424,315
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,150,433
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	4.85%	05/01/2038	1,000	1,031,192
				181,323,314
Georgia–1.58%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,524,004
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,672,127
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,010
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	940	940,492
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,500,943
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,852,793
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,944,779
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	482,017
Georgia (State of) Municipal Electric Authority; Series 2012 GG, Ref. RB	5.00%	01/01/2039	2,000	2,000,345
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	473,655
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	487,952
Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.00%	01/01/2032	875	878,643
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,595,014
Main Street Natural Gas, Inc.;
Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,267,526
Series 2022 C, RB(d)	4.00%	11/01/2027	3,810	3,787,647
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,331,315
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	$ 3,000	$ 2,934,599
				32,688,861
Guam–0.20%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,129,007
Hawaii–0.62%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	674,950
Honolulu (City & County of), HI;
Series 2015 A, Ref. RB	5.00%	07/01/2031	6,000	6,104,999
Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,941,198
				12,721,147
Idaho–0.00%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2014 A, RB	5.00%	03/01/2044	15	15,001
Illinois–7.59%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,682,423
Chicago (City of), IL;
Series 2008 C, Ref. RB	5.00%	01/01/2030	1,500	1,507,776
Series 2008, Ref. RB(c)(e)	5.00%	01/01/2025	2,450	2,466,078
Series 2008, Ref. RB	5.00%	01/01/2029	50	50,258
Series 2015 A, GO Bonds	5.38%	01/01/2029	5,000	5,020,597
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,500	2,599,721
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,113,706
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,218,764
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,985	9,727,959
Series 2024 A, GO Bonds	5.00%	01/01/2045	2,000	2,104,480
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	709	709,296
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2041	2,020	2,163,346
Chicago (City of), IL (O’Hare International Airport);
Series 2015 A, Ref. RB(a)	5.00%	01/01/2029	6,000	6,028,806
Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,311,856
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,726,364
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,418,482
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,061,092
Series 2017, RB	5.75%	04/01/2035	1,000	1,052,193
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	1,500	1,577,848
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,063,129
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,325,893
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,875	2,975,352
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,013,716
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,999
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,290,058
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	2,000	2,034,058
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,604,047
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	410	420,753
Series 2014, GO Bonds	5.00%	05/01/2036	25	25,025
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,183,462
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,076,845
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,167,050
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,255,711
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,121,448
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	9,046,317
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,491,161
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,015,778
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,276,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2020, GO Bonds	5.50%	05/01/2039	$ 2,455	$ 2,697,598
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	316,938
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,525,420
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,469,041
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,897
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,258,357
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,332,597
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,036	566,326
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	4,500	4,543,299
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 1998 A, Ref. RB (INS - NATL)(b)	5.50%	06/15/2029	1,815	1,886,081
Series 2002, RB (INS - AGM)(b)(f)	0.00%	12/15/2029	2,550	2,133,714
Series 2002, RB (INS - NATL)(b)(f)	0.00%	06/15/2033	3,490	2,500,676
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2033	10,000	7,019,332
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2034	5,000	3,357,605
Illinois (State of) Sports Facilities Authority;
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,080,119
Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2030	1,200	1,289,178
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	5,000	4,880,081
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	756,391
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,945	2,021,966
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,050	2,051,449
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2033	3,500	3,527,883
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(e)	5.00%	02/01/2028	40	42,738
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	855	916,110
				156,831,895
Indiana–1.46%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	570	571,876
Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,192,840
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	212,132
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	9,956,108
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,321,107
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,010,101
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,927,334
Indianapolis Local Public Improvement Bond Bank (CityWay 1); Series 2021 B, Ref. RB	5.00%	02/01/2033	185	185,009
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	575	523,983
Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	3,825,611
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	575	520,185
				30,246,286
Iowa–1.54%
Iowa (State of) Finance Authority; Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	5,028,112
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,525	6,540,189
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(e)	4.00%	12/01/2032	5,350	5,830,375
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,055,527
Series 2021 A, Ref. RB	4.00%	05/15/2046	3,500	3,002,098
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,465,485
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	121,500
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,477,024
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	470	471,633
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,756,874
				31,748,817
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.33%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	$ 1,210	$ 1,233,635
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,362,904
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	765	740,374
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,071,598
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,135,405
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,180,727
				6,724,643
Kentucky–1.74%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	396,921
Series 2019, Ref. RB	5.00%	02/01/2032	450	471,086
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,015,818
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(i)	4.32%	02/01/2025	1,430	1,430,237
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,796,041
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,514,733
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,018,601
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,008,029
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,478,517
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,033,865
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,646,706
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,279,658
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,651,834
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	107,245
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	106,670
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	106,581
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	106,633
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	5,051,780
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,450	2,508,475
Series 2020 A, RB	4.00%	10/01/2040	1,500	1,466,676
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,669,163
				35,865,269
Louisiana–1.13%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	1,405	1,427,499
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2028	250	200,000
Series 2017, Ref. RB	5.00%	07/01/2029	400	320,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	400,000
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.00%	05/15/2034	2,545	2,604,018
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,255,793
New Orleans (City of), LA Aviation Board;
Series 2015 B, RB(a)	5.00%	01/01/2027	1,750	1,758,334
Series 2015 B, RB(a)	5.00%	01/01/2029	1,805	1,812,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	$ 220	$ 232,585
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	152,947
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	105,034
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	376,247
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	213,347
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	143,780
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	106,357
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	3,008,750
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,766,520
Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,953,962
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	405	405,192
Series 2015, Ref. RB	5.25%	11/15/2029	2,800	2,801,287
Series 2015, Ref. RB	5.25%	11/15/2037	2,330	2,301,441
				23,345,811
Maryland–0.48%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,289,777
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,041,617
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	986,513
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	99,194
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	347,306
Series 2021, Ref. RB	4.00%	06/01/2036	450	440,994
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,510,636
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	900	854,480
Series 2020, RB	4.00%	09/01/2040	2,500	2,322,164
				9,892,681
Massachusetts–1.73%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,320	5,260,333
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,016,802
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,570,824
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,895,860
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,939,475
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,631,821
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2037	1,500	1,541,673
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,285,767
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,296,745
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,026,996
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,693,589
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,672,610
				35,832,495
Michigan–1.27%
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB(c)(e)	5.00%	09/25/2024	700	700,762
Series 2018 A, Ref. RB(c)(e)	5.00%	09/25/2024	2,000	2,002,176
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	$ 730	$ 735,721
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,626,238
Kent (County of), MI; Series 2015, Ref. GO Bonds	5.00%	01/01/2037	2,000	2,009,656
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(e)	5.00%	10/15/2025	615	630,329
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,468,611
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	370	380,354
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	761,889
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,078,791
Series 2024, RB	5.25%	02/28/2042	1,000	1,097,709
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	5,590	5,593,868
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB(c)(e)	5.00%	05/15/2025	245	248,808
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	1,500	1,650,355
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB (Acquired 09/04/2019; Cost $1,571,130)(d)(g)(h)	5.00%	07/01/2031	1,530	1,244,284
				26,229,551
Minnesota–0.71%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	265	205,301
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	320	310,015
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	202,321
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	515,211
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,644,439
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(a)	5.00%	01/01/2033	5,000	5,493,390
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,752,040
Minnesota (State of) Housing Finance Agency; Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	3,000	3,322,760
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(g)(h)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury);
Series 2014, RB	4.00%	12/01/2024	175	174,863
Series 2014, RB	5.00%	12/01/2029	1,000	1,001,119
				14,741,921
Mississippi–0.14%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,863,719
Missouri–0.79%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,107,536
Series 2017, Ref. RB	5.00%	03/01/2029	100	104,627
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,948,936
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,004,011
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,933
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,668,012
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,019,339
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,330,238
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,144,648
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	12/01/2027	640	648,703
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,355	1,355,668
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,001,139
				16,342,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.84%
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	$ 5,000	$ 5,254,655
Omaha (City of), NE Public Power District; Series 2023 A, RB	5.25%	02/01/2053	6,315	6,945,843
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,168,878
				17,369,376
Nevada–0.29%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	120	121,401
Series 2015, RB	5.00%	08/01/2029	1,110	1,118,855
Series 2015, RB	5.00%	08/01/2031	1,225	1,233,739
Series 2015, RB	5.00%	08/01/2032	300	302,220
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	223,283
Series 2020, RB	4.00%	12/01/2030	235	227,479
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,629,213
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	1,215	1,182,377
				6,038,567
New Hampshire–0.87%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,509	6,573,930
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	1,025	874,873
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	312,622
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,329,638
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,951	1,930,416
New Hampshire (State of) Housing Finance Authority; Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	5,290	5,883,813
				17,905,292
New Jersey–5.00%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	260,761
Casino Reinvestment Development Authority, Inc.; Series 2014, Ref. RB(c)(e)	5.00%	11/01/2024	1,000	1,002,962
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(a)(e)	5.00%	12/01/2024	460	462,013
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,233,104
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,034,533
Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,522,199
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	11,035	11,049,387
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,139
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	97	105,328
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	395	395,237
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	2,500	2,543,370
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	250,193
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,013,308
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,007,953
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,391,963
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,132,844
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,000,891
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,744,534
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	$ 395	$ 367,873
Series 2017 F, RB	5.00%	07/01/2033	415	385,927
Series 2017 F, RB	5.00%	07/01/2035	1,000	894,634
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,250	2,480,593
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(f)	0.00%	12/15/2026	3,500	3,261,007
Series 2008 A, RB(f)	0.00%	12/15/2028	255	222,501
Series 2008 A, RB (INS - BAM)(b)(f)	0.00%	12/15/2037	5,000	3,029,464
Series 2009 C, RB	5.25%	06/15/2032	250	251,282
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,453,457
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,356,882
Series 2018 A, RN(j)(k)	5.00%	06/15/2029	4,500	4,652,212
Series 2018 A, RN(j)(k)	5.00%	06/15/2030	2,000	2,063,242
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,036,494
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,577,373
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,048,137
Series 2022 A, RB	4.00%	06/15/2040	3,215	3,227,094
South Jersey Transportation Authority; Series 2014 A, Ref. RB	5.00%	11/01/2028	500	501,335
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,632,289
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,221,778
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,255,425
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,546,164
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,455	1,468,728
				103,284,610
New Mexico–0.08%
New Mexico (State of) Finance Authority; Series 2014 B-1, Ref. RB(c)(e)	5.00%	09/27/2024	330	330,392
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	725	751,338
Series 2019 A, RB	5.00%	05/15/2039	500	510,877
				1,592,607
New York–11.73%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,546,526
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(d)(g)(h)	5.00%	10/01/2038	284	11,501
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(d)(l)	5.25%	12/31/2033	1,500	1,403,092
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	4.50%	01/01/2025	155	155,205
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	338,524
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	931,483
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB(c)(e)	5.00%	11/19/2024	4,000	4,015,651
Metropolitan Transportation Authority;
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,277,641
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,914,366
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,559,782
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2029	1,000	843,666
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,430	1,363,756
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	160,217
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	393,741
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	353,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Fifth Series 2014, RB(a)	4.00%	09/01/2034	$10,000	$ 10,000,439
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,092,779
Two Hundred Seventh Series 2018, Ref. RB(a)	5.00%	09/15/2027	9,000	9,531,833
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,658,860
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,927,426
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,693,392
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,066,826
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	5,038,007
Series 2023 F-1, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,089,558
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB	4.00%	08/01/2036	5,000	5,211,217
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,544,767
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,937,622
New York (State of) Dormitory Authority; Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,740,811
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,163,298
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,990,594
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,991,768
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,316,400
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,410,023
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(d)	5.00%	12/01/2024	300	300,141
Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	1,998,751
Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	997,698
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	9,964,602
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,150	4,227,869
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,287,417
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,605	3,701,482
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,556,296
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,995	2,049,155
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	3,120,220
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	286,677
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	276,706
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	476,511
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,660	3,191,950
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,217,583
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,315	1,400,707
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,067,029
Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,857,088
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	785	786,193
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,528,693
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,683,278
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	10,000	10,161,108
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,187,777
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,950,357
Series 2018, RB(a)	5.00%	01/01/2036	3,960	4,072,096
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,000,548
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,103,700
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	976,990
Series 2023, RB(a)	6.00%	04/01/2035	5,000	5,624,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2033	$ 1,600	$ 1,746,857
Series 2022, RB(a)	5.00%	12/01/2028	2,145	2,274,402
Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,216,849
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	500	448,633
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	245	248,078
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.00%	12/01/2034	2,400	2,515,527
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	860	859,819
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,697,221
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,075,638
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,555,920
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,036,474
Westchester County Local Development Corp.; Series 2014 A, RB(c)(e)	5.00%	11/25/2024	5,000	5,021,126
				242,423,967
North Carolina–1.34%
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(c)	2.00%	10/01/2024	1,500	1,497,061
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2026	1,700	1,720,740
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,230,188
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,356,794
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,421,792
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	4,000	4,430,347
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,094,139
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	273,658
Series 2021, RB	4.00%	03/01/2030	285	283,056
Series 2021, RB	4.00%	03/01/2031	290	287,220
Series 2021, RB	4.00%	03/01/2036	900	872,533
Series 2021, RB	4.00%	03/01/2041	1,050	971,987
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,356,734
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,039,126
North Carolina (State of) Turnpike Authority; Series 2019, RB(f)	0.00%	01/01/2041	1,540	772,344
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	2,165,660
Raleigh & Durham (Cities of), NC Airport Authority; Series 2020 A, Ref. RB(a)	5.00%	05/01/2031	1,750	1,892,499
				27,665,878
North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	245	244,404
Series 2016, RB	5.10%	04/15/2036	2,815	2,830,443
				3,074,847
Ohio–1.98%
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,328,888
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,203,204
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,350	3,397,988
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,950,370
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,663,608
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(b)	4.00%	12/01/2032	5,000	4,988,044
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	630	630,267
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,240,147
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(a)(b)	5.00%	12/31/2035	885	894,786
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	9,000	8,321,354
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,364
				40,969,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.45%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	$ 1,000	$ 1,038,152
Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,255,270
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,038,205
				9,331,627
Oregon–0.78%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	505,766
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	251,292
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	295,153
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,311,222
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,468,097
Portland (Port of), OR; Series 2017 24B, RB(a)	5.00%	07/01/2036	4,000	4,105,402
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2040	4,415	2,122,578
				16,059,510
Pennsylvania–4.69%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,101,202
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	2,000	2,002,981
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,596,991
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(d)	5.00%	05/01/2042	1,000	1,003,342
Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,888,966
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,002,388)(h)	5.00%	12/01/2030	1,000	891,252
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,421,907)(h)	5.25%	12/01/2045	1,400	969,366
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,506
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,348
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,355
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	790,581
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	5,500	5,891,568
Series 2018, RB	5.00%	06/01/2033	4,000	4,262,167
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(e)	5.00%	07/01/2025	80	81,355
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,017,122
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,024,150
Series 2018, Ref. RB	5.00%	12/01/2033	750	763,711
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,516,050
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,108,820
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	509,877
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,782,492
Pennsylvania (Commonwealth of);
First Series 2015-1, GO Bonds	5.00%	03/15/2031	1,500	1,516,526
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	322,804
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	401,823
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	454,049
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,766,352
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,138,806
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,630,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	$ 1,325	$ 1,326,147
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,189,512
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	5,105	4,986,648
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,185,358
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2030	3,000	3,120,001
Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	124,509
Pennsylvania (Commonwealth of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2031	4,075	4,299,625
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	255,727
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,010,212
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,505,182
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,756,007
Philadelphia (City of), PA;
Series 2015, Ref. RB	5.00%	08/01/2031	1,000	1,000,741
Series 2015, Ref. RB	5.00%	08/01/2032	1,000	1,000,741
Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	5,050,235
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,046,032
Series 2017, RB	5.00%	12/01/2037	1,310	1,362,063
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,509,202
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	879,114
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	850,101
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,088,031
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,067,023
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,583,476
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,359,979
Philadelphia School District (The);
Series 2018 A, GO Bonds	5.00%	09/01/2025	745	760,219
Series 2018 A, GO Bonds	5.00%	09/01/2032	510	539,543
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,167
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	25,917
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	115,647
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	94,412
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	175	176,543
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	502,099
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2028	500	524,457
				96,840,097
Puerto Rico–4.23%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	685	688,541
Series 2002, RB	5.63%	05/15/2043	4,655	4,709,054
Series 2005 A, RB(f)	0.00%	05/15/2050	52,200	10,085,771
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	$ 8,100	$ 5,459,219
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,442	1,502,542
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,905,511
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,603,471
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,260,439
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,159,563
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	986,494
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,303,043
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,323,885
Subseries 2022, RN(f)	0.00%	11/01/2043	10,209	6,469,658
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,615,297
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB (Acquired 11/30/2020-12/09/2020; Cost $2,675,625)(g)(h)	5.50%	07/01/2038	3,500	1,890,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	467,574
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	1,145	1,145,512
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	20,432	17,027,741
Series 2018 A-1, RB(f)	0.00%	07/01/2046	17,000	5,732,289
				87,335,604
Rhode Island–1.06%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	215	215,458
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,386,414
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	907,933
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,089,959
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,606,423
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,680,187
				21,886,374
South Carolina–0.22%
South Carolina (State of) Housing Finance & Development Authority; Series 2023 B, RB	6.00%	01/01/2054	2,515	2,792,757
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,025	1,015,150
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB(c)(e)	5.50%	10/23/2024	350	351,109
Series 2014 A, RB(c)(e)	5.50%	10/23/2024	150	150,476
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 B, Ref. RB(c)(e)	5.13%	10/23/2024	140	140,372
				4,449,864
Tennessee–0.81%
Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB(c)(e)	5.00%	11/26/2024	2,505	2,515,657
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.00%	01/01/2025	500	500,551
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	540	547,673
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	1,200	739,632
Series 2021, RB(f)	0.00%	04/01/2037	1,375	807,207
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,226,415
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	650,138
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	626,590
Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	8,300	9,016,557
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	154,218
				16,784,638
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–9.97%
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	$ 80	$ 80,244
Series 2017 A, RB	5.00%	08/15/2038	115	115,780
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	1,000	1,000,717
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	1,019,329
Austin (City of), TX;
Series 2014, RB(a)	5.00%	11/15/2032	2,585	2,589,705
Series 2014, RB(a)	5.00%	11/15/2039	1,885	1,886,596
Series 2014, RB(a)	5.00%	11/15/2044	500	500,171
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,076,732
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,216,849
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	6,000	6,173,210
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	546,077
Series 2022 A, RB	4.00%	08/15/2034	555	563,932
Series 2022 A, RB	4.00%	08/15/2035	410	415,173
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	504,772
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,031,926
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,089,694
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5,750	5,577,014
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	1,000	1,000,235
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB(e)	5.00%	09/01/2024	265	265,000
Series 2014 A, Ref. RB(c)(e)	5.25%	09/01/2024	1,000	1,000,000
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	1,010	1,078,583
El Paso (County of), TX Hospital District; Series 2013, Ctfs. Of Obligation(c)(e)	5.00%	11/26/2024	50	50,207
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,657,789
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,117,685
Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,750	1,592,834
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,002,841
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	4.00%	08/15/2043	5,000	4,949,490
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	850	850,056
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,235	1,235,072
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	4,082,690
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2039	2,000	2,224,328
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	510,918
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,391,753
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	3,350	3,424,332
Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,535,445
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	254,030
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	5,000	5,011,879
Hurst-Euless-Bedford Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	3,067,414
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	5,600	5,457,720
Katy Independent School District; Series 2015 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	2,550	2,556,980
La Salle (County of), TX; Series 2018, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2028	4,110	4,290,212
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	11/01/2039	2,935	2,883,967
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	10,000	10,014,368
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,135	2,011,611
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,536,756
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	$ 140	$ 140,009
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(d)	4.00%	08/15/2028	540	540,186
Series 2021, Ref. RB(d)	4.00%	08/15/2030	1,405	1,394,694
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,111,507
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,228,776
Series 2017, Ref. RB	5.00%	01/01/2037	2,000	2,021,302
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	245	240,738
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,098,389
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,205,331
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,500	1,500,063
Series 2014, RB	5.50%	01/01/2035	1,400	1,399,947
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	170	171,083
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	10,118,424
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	762,195
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	547,569
Series 2021, RB(a)(d)	2.25%	01/01/2029	800	752,146
Series 2024, RB(a)(d)	5.00%	01/01/2039	1,000	1,064,337
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,962,107
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	5,027,439
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,530,964
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group); Series 2015, Ref. RB	5.00%	09/01/2030	4,535	4,535,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	1,785	1,726,567
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project);
Series 2014, Ref. RB(c)(e)	5.00%	10/01/2024	625	625,842
Series 2014, Ref. RB(c)(e)	5.00%	10/01/2024	4,500	4,506,064
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	10,000	10,013,219
Texas (State of);
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,848,807
Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,938,352
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	939,323
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,305,048
Series 2019, RB(f)	0.00%	08/01/2036	1,500	906,231
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(c)(e)(f)	0.00%	11/04/2024	5,100	3,050,992
Series 2015 C, Ref. RB(c)(e)	5.00%	11/04/2024	5,000	5,015,152
Series 2015 C, Ref. RB(c)(e)	5.00%	11/04/2024	1,235	1,238,743
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,985	3,087,836
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,525,911
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,372,734
Viridian Municipal Management District;
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	665	669,834
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2029	1,005	1,012,306
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	920	926,528
Series 2015, Ref. GO Bonds (INS - BAM)(b)	6.00%	12/01/2030	500	503,548
				206,007,359
Utah–1.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,836,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Mida Mountain Village Public Infrastructure District (Assessment Area No. 2);
Series 2021, RB(d)	4.00%	08/01/2027	$ 1,000	$ 1,006,580
Series 2021, RB(d)	4.00%	08/01/2030	1,000	999,241
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	463,749
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	899,782
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	4,869,362
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,664,299
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,056,606
Utah Housing Corp.; Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	5,000	5,597,503
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,042,695
				26,436,734
Vermont–0.05%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,000,752
Virginia–0.95%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	445	441,219
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,021,331
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2014, Ref. RB	4.00%	01/01/2025	705	703,493
Series 2019 A, RB	5.00%	01/01/2034	500	501,789
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	900	900,807
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,470,138
Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,397,668
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,547,051
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,907,244
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	154,983
Series 2018, Ref. RB	5.00%	09/01/2030	455	469,777
Series 2023, RB	6.25%	09/01/2030	4,000	4,159,972
				19,675,472
Washington–1.81%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	72,558
Series 2018 B, RB(d)	5.00%	01/01/2032	100	103,654
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	15	15,004
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	1,465	1,465,818
Series 2019, RB(a)	5.00%	04/01/2029	5,000	5,351,838
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,216,125
Snohomish County School District No. 15 Edmonds; Series 2014, GO Bonds(c)(e)	5.00%	09/02/2024	440	440,000
University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,894,624
Washington (State of);
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,111,265
Series 2021 A, Ref. GO Bonds	5.00%	06/01/2035	1,500	1,662,903
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,396,533
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RN	4.00%	07/01/2031	1,250	1,255,443
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(c)(i)	4.32%	01/01/2025	3,350	3,351,346
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	505,784
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2012 A, RB	5.00%	10/01/2028	120	120,300
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	$ 1,500	$ 1,540,754
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,384,035
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,353,879
Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,451,654
Washington (State of) Housing Finance Commission (Eliseo); Series 2021 B-2, Ref. RB(d)	2.13%	07/01/2027	370	347,649
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(e)	6.00%	07/01/2025	115	117,472
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	714,752
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	740,563
Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,799,902
				37,413,855
West Virginia–0.39%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	5,000	5,120,384
West Virginia (State of) Economic Development Authority; Series 2020, RB(a)(c)	5.00%	07/01/2025	1,000	1,002,797
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)(g)	6.75%	02/01/2026	2,000	1,400,000
Series 2018, RB(a)(d)(g)	8.75%	02/01/2036	640	512,000
				8,035,181
Wisconsin–2.43%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,286,977
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,010,102
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,577,921
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,733,880
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,453,915
Series 2012, RB	5.00%	06/01/2026	1,000	1,000,970
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,500,572
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,163
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,580,671
Series 2024, RB(d)	5.50%	12/15/2028	2,900	2,917,248
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	327,535
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	604,895
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,650	1,653,221
Series 2016 A, RB(d)	4.63%	06/01/2036	160	158,631
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	844,686
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	4,187	2,693,549
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,122,867
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	360	365,687
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	500	492,687
Series 2022 A, RB(d)	6.13%	02/01/2039	485	477,906
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,930	1,774,302
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,355	1,344,827
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	1,000	1,020,178
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,092,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	$ 5,000	$ 5,017,274
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	230	231,058
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	502,358
Wisconsin (State of) Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2038	1,000	1,001,501
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(d)	4.13%	12/01/2024	980	975,828
				50,226,390
Total Municipal Obligations (Cost $2,023,741,363)				2,035,792,257
			Shares
Exchange-Traded Funds–0.04%
Invesco Municipal Strategic Income ETF (Cost $872,610)(m)			17,000	873,372
TOTAL INVESTMENTS IN SECURITIES(n)–98.57% (Cost $2,024,613,973)				2,036,665,629
FLOATING RATE NOTE OBLIGATIONS–(0.21)%
Notes with interest and fee rates ranging from 3.48% to 3.48% at 08/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 06/15/2030 (See Note 1J)(o)				(4,330,000)
OTHER ASSETS LESS LIABILITIES–1.64%				33,835,164
NET ASSETS–100.00%				$2,066,170,793
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $158,523,870, which represented 7.67% of the Fund’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $5,349,244, which represented less than 1% of the Fund’s Net Assets.
(h)	Restricted security. The aggregate value of these securities at August 31, 2024 was $5,297,862, which represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,330,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$762	$-	$873,372	$-

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $6,715,454 are held by TOB Trusts and serve as collateral for the $4,330,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $2,023,741,363)	$2,035,792,257
Investments in affiliates, at value (Cost $872,610)	873,372
Cash	10,621,085
Receivable for:
Investments sold	1,620,000
Fund shares sold	2,222,696
Interest	23,676,756
Investments matured, at value (Cost $925,272)	2,474
Investment for trustee deferred compensation and retirement plans	99,551
Other assets	373,304
Total assets	2,075,281,495
Liabilities:
Floating rate note obligations	4,330,000
Payable for:
Investments purchased	1,650,748
Dividends	1,692,192
Fund shares reacquired	612,036
Accrued fees to affiliates	613,514
Accrued interest expense	32,787
Accrued trustees’ and officers’ fees and benefits	916
Accrued other operating expenses	69,901
Trustee deferred compensation and retirement plans	108,608
Total liabilities	9,110,702
Net assets applicable to shares outstanding	$2,066,170,793
Net assets consist of:
Shares of beneficial interest	$2,198,722,860
Distributable earnings (loss)	(132,552,067)
$2,066,170,793
Net Assets:
Class A	$1,317,198,051
Class C	$42,154,399
Class Y	$453,381,889
Class R6	$253,436,454
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	125,632,797
Class C	4,031,330
Class Y	43,275,403
Class R6	24,199,412
Class A:
Net asset value per share	$10.48
Maximum offering price per share (Net asset value of $10.48 ÷ 97.50%)	$10.75
Class C:
Net asset value and offering price per share	$10.46
Class Y:
Net asset value and offering price per share	$10.48
Class R6:
Net asset value and offering price per share	$10.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Intermediate Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$42,809,356
Expenses:
Advisory fees	4,060,684
Administrative services fees	147,137
Custodian fees	7,671
Distribution fees:
Class A	1,640,540
Class C	236,051
Interest, facilities and maintenance fees	762,479
Transfer agent fees — A, C and Y	556,972
Transfer agent fees — R6	19,013
Trustees’ and officers’ fees and benefits	18,557
Registration and filing fees	86,852
Reports to shareholders	38,517
Professional services fees	58,952
Other	18,441
Total expenses	7,651,866
Less: Expense offset arrangement(s)	(1,216)
Net expenses	7,650,650
Net investment income	35,158,706
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,524,088))	(8,089,359)
Change in net unrealized appreciation of:
Unaffiliated investment securities	21,196,812
Affiliated investment securities	762
21,197,574
Net realized and unrealized gain	13,108,215
Net increase in net assets resulting from operations	$48,266,921
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$35,158,706	$65,189,663
Net realized gain (loss)	(8,089,359)	(23,836,285)
Change in net unrealized appreciation	21,197,574	57,713,029
Net increase in net assets resulting from operations	48,266,921	99,066,407
Distributions to shareholders from distributable earnings:
Class A	(22,740,526)	(44,281,601)
Class C	(643,562)	(1,502,556)
Class Y	(7,834,266)	(16,388,013)
Class R6	(4,596,608)	(5,341,136)
Total distributions from distributable earnings	(35,814,962)	(67,513,306)
Share transactions–net:
Class A	(2,839,866)	(22,041,245)
Class C	(8,399,483)	(13,881,181)
Class Y	48,549,808	(134,309,018)
Class R6	14,642,777	234,428,286
Net increase in net assets resulting from share transactions	51,953,236	64,196,842
Net increase in net assets	64,405,195	95,749,943
Net assets:
Beginning of period	2,001,765,598	1,906,015,655
End of period	$2,066,170,793	$2,001,765,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Intermediate Term Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$10.42	$0.18	$0.06	$0.24	$(0.18)	$10.48	2.35%	$1,317,198	0.83%(d)	0.83%(d)	0.75%(d)	3.39%(d)	13%
Year ended 02/29/24	10.25	0.34	0.18	0.52	(0.35)	10.42	5.18	1,312,160	0.85	0.85	0.77	3.29	23
Year ended 02/28/23	11.12	0.30	(0.90)	(0.60)	(0.27)	10.25	(5.37)	1,313,246	0.83	0.83	0.76	2.86	37
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79	0.79	0.74	2.21	11
Year ended 02/28/21	11.66	0.29	(0.25)	0.04	(0.29)	11.41	0.39	1,411,258	0.82	0.82	0.79	2.62	26
Year ended 02/29/20	11.02	0.29	0.66	0.95	(0.31)	11.66	8.75	1,114,423	0.89	0.89	0.84	2.56	11
Class C
Six months ended 08/31/24	10.39	0.14	0.07	0.21	(0.14)	10.46	2.06	42,154	1.58(d)	1.58(d)	1.50(d)	2.64(d)	13
Year ended 02/29/24	10.22	0.26	0.19	0.45	(0.28)	10.39	4.44	50,309	1.60	1.60	1.52	2.54	23
Year ended 02/28/23	11.09	0.22	(0.90)	(0.68)	(0.19)	10.22	(6.11)	63,378	1.58	1.58	1.51	2.11	37
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54	1.54	1.49	1.46	11
Year ended 02/28/21	11.62	0.21	(0.25)	(0.04)	(0.20)	11.38	(0.27)	115,826	1.57	1.57	1.54	1.87	26
Year ended 02/29/20	10.99	0.20	0.66	0.86	(0.23)	11.62	7.87	145,443	1.64	1.64	1.59	1.81	11
Class Y
Six months ended 08/31/24	10.41	0.19	0.07	0.26	(0.19)	10.48	2.57	453,382	0.58(d)	0.58(d)	0.50(d)	3.64(d)	13
Year ended 02/29/24	10.24	0.36	0.19	0.55	(0.38)	10.41	5.44	402,064	0.60	0.60	0.52	3.54	23
Year ended 02/28/23	11.11	0.32	(0.89)	(0.57)	(0.30)	10.24	(5.14)	528,911	0.58	0.58	0.51	3.11	37
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54	0.54	0.49	2.46	11
Year ended 02/28/21	11.65	0.32	(0.25)	0.07	(0.32)	11.40	0.64	568,900	0.57	0.57	0.54	2.87	26
Year ended 02/29/20	11.02	0.32	0.65	0.97	(0.34)	11.65	8.93	492,202	0.64	0.64	0.59	2.81	11
Class R6
Six months ended 08/31/24	10.41	0.19	0.07	0.26	(0.20)	10.47	2.49	253,436	0.54(d)	0.54(d)	0.46(d)	3.68(d)	13
Year ended 02/29/24	10.24	0.37	0.18	0.55	(0.38)	10.41	5.51	237,232	0.54	0.54	0.46	3.60	23
Year ended 02/28/23	11.11	0.35	(0.92)	(0.57)	(0.30)	10.24	(5.07)	481	0.51	0.51	0.44	3.18	37
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47	0.47	0.42	2.53	11
Year ended 02/28/21	11.65	0.33	(0.26)	0.07	(0.32)	11.40	0.72	4,823	0.49	0.49	0.46	2.95	26
Year ended 02/29/20	11.01	0.32	0.66	0.98	(0.34)	11.65	9.03	4,268	0.64	0.64	0.59	2.81	11

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $201,465,106 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
30	Invesco Intermediate Term Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
31	Invesco Intermediate Term Municipal Income Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Next $4 billion	0.333%
Over $5 billion	0.310%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Over $1 billion	0.333%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset
32	Invesco Intermediate Term Municipal Income Fund

arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $28,409 in front-end sales commissions from the sale of Class A shares and $61,571 and $61 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,035,792,257	$—	$2,035,792,257
Exchange-Traded Funds	873,372	—	—	873,372
Total Investments in Securities	873,372	2,035,792,257	—	2,036,665,629
Other Investments - Assets
Investments Matured	—	2,474	—	2,474
Total Investments	$873,372	$2,035,794,731	$—	$2,036,668,103
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $31,611,976 and securities sales of $25,966,747, which resulted in net realized gains (losses) of $(1,524,088).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,216.
33	Invesco Intermediate Term Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $4,784,153 with an average interest rate of 5.46%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $4,330,000 and 4.13%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$75,229,180	$62,133,098	$137,362,278
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $262,923,367 and $254,095,239, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$41,588,816
Aggregate unrealized (depreciation) of investments	(30,597,364)
Net unrealized appreciation of investments	$10,991,452
Cost of investments for tax purposes is $2,025,676,651.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	14,261,297	$148,496,854	36,834,515	$378,162,713
Class C	121,643	1,263,562	521,095	5,325,229
Class Y	8,847,270	92,046,306	27,397,849	280,136,885
Class R6	3,910,030	40,640,697	28,191,083	289,818,879
34	Invesco Intermediate Term Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,559,297	$16,192,144	3,040,305	$31,192,321
Class C	50,065	518,587	118,311	1,210,772
Class Y	468,587	4,864,792	1,000,288	10,272,246
Class R6	375,910	3,900,036	439,004	4,484,567
Automatic conversion of Class C shares to Class A shares:
Class A	397,271	4,142,913	333,991	3,426,250
Class C	(398,281)	(4,142,913)	(334,836)	(3,426,250)
Reacquired:
Class A	(16,498,485)	(171,671,777)	(42,439,721)	(434,822,529)
Class C	(582,430)	(6,038,719)	(1,663,309)	(16,990,932)
Class Y	(4,650,608)	(48,361,290)	(41,430,401)	(424,718,149)
Class R6	(2,877,581)	(29,897,956)	(5,885,998)	(59,875,160)
Net increase in share activity	4,983,985	$51,953,236	6,122,176	$64,196,842

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
35	Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Intermediate Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 2-17 Years Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year
36	Invesco Intermediate Term Municipal Income Fund

periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were reasonably comparable to and above, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio was in the fourth and fifth quintile of its expense group, respectively, and discussed with management reasons for such relative actual management fees and total expenses. As previously noted, the independent Trustees reviewed and considered additional information provided by management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The
Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues
37	Invesco Intermediate Term Municipal Income Fund

generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
38	Invesco Intermediate Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
39	Invesco Intermediate Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-ITMI-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Limited Term California Municipal Fund
Nasdaq:
A: OLCAX ■ C: OLCCX ■ Y: OLCYX ■ R6: IORLX

2	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Approval of Investment Advisory and Sub-Advisory Contracts
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–95.69%
California–92.25%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$ 455	$ 462,725
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,006
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	35	35,278
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	260	262,418
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	20	20,044
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	40	40,122
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(b)	5.25%	07/01/2040	2,250	2,512,542
Series 2024 B, RB(b)	5.25%	07/01/2042	3,000	3,317,028
Series 2024 B, RB(b)	5.25%	07/01/2044	4,250	4,664,829
California (State of);
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	15	15,220
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	45	45,272
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,060
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,025
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,044
Series 2000, GO Bonds	5.63%	05/01/2026	20	20,037
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,011
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,011
Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	821,769
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,349,091
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(c)	5.25%	04/01/2030	6,930	7,475,144
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,367,021
Series 2023 D, RB(c)	5.50%	11/01/2028	7,000	7,502,678
Series 2024, RB(c)	5.00%	12/01/2032	2,500	2,698,146
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	295	295,567
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	629,594
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	4,170	4,166,009
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,770	4,869,305
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	1,420	1,421,372
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	1,305	1,219,232
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	550	564,186
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	245	246,378
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	744,716
California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	6,035	6,093,469
California (State of) Educational Facilities Authority (University of the Pacific); Series 2015, Ref. RB	5.00%	11/01/2036	1,850	1,875,862
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(d)	6.00%	06/01/2043	4,895	4,964,812
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,790,902
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,277,134
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,285,743
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,906,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	$ 2,500	$ 2,511,419
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,762,356
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,020,117
Series 2015 A, Ref. RB	5.00%	02/01/2040	5,200	5,220,868
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center); Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,009
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,890
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,421,489
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,000,666
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,904,666
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,576,412
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	8,264	8,509,075
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,338	5,194,921
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(d)	8.00%	08/15/2025	1,585	1,600,173
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,583,744
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	814,740
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	956,170
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	776,859
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	952,467
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,208,032
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,016,505
California (State of) Municipal Finance Authority (Chevron USA); Series 2010, VRD RB(e)	2.40%	11/01/2035	1,250	1,250,000
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,817,846
Series 2018, RB	5.00%	05/15/2037	2,500	2,631,720
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,270,383
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,135,582
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,342,574
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,015,375
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,115,944
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,531,693
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,625,839
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,068,226
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,549,311
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,239,945
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	8,385	8,712,214
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	6,746,217
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,796,334
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,267
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,030
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,015,730
Series 2017 A, RB	5.25%	11/01/2029	750	763,842
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,625,371
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	1,045	1,067,892
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(d)	5.00%	06/01/2034	500	516,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(b)	4.00%	07/15/2029	$ 5,170	$ 5,185,693
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(b)(d)(f)(g)	7.50%	07/01/2032	4,000	54,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(b)(d)(f)(g)	7.50%	07/01/2032	630	8,505
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	5,000	5,028,418
Series 2012, RB(b)(d)	5.00%	11/21/2045	10,000	10,017,510
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	07/01/2039	1,500	1,572,352
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,053,390
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(b)	4.25%	12/01/2027	3,000	3,047,110
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(d)	4.25%	07/01/2030	1,355	1,293,532
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(d)	6.25%	07/01/2054	12,900	13,571,368
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	3.13%	05/15/2029	1,000	978,749
Series 2021, RB(d)	5.00%	11/15/2036	500	504,779
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(d)	5.00%	06/15/2040	1,060	1,064,563
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(d)	5.00%	07/01/2036	600	603,023
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,028
Series 2004 B, RB	5.13%	06/01/2029	45	45,085
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,076
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,007
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,089
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2034	9,120	9,140,999
California (State of) School Finance Authority; Series 2024 A, RB(d)	5.50%	06/01/2043	2,165	2,216,194
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(d)	5.00%	08/01/2040	1,000	1,026,203
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(d)	4.00%	10/01/2027	1,300	1,308,952
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(d)(h)	5.50%	07/01/2027	430	447,480
Series 2017, RB(d)	5.50%	07/01/2027	150	152,567
Series 2017, RB(d)	6.25%	07/01/2037	1,295	1,341,562
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2024, RB(d)	5.00%	07/01/2031	295	328,167
Series 2024, RB(d)	5.00%	07/01/2032	310	343,420
Series 2024, RB(d)	5.00%	07/01/2033	325	359,294
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(d)	5.00%	07/01/2032	1,705	1,742,739
California (State of) School Finance Authority (KIPP LA); Series 2015 A, RB(d)	5.00%	07/01/2035	500	504,623
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(d)	5.00%	06/01/2039	740	743,500
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2024	110	110,000
Series 2020 B, RB	4.00%	09/02/2025	115	115,300
Series 2020 B, RB	4.00%	09/02/2026	115	115,700
Series 2024, RB	5.00%	09/01/2044	400	414,096
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	5,105	5,106,793
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	181,367
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	735	735,832
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2024 A, Ref. RB	5.00%	12/01/2039	3,045	3,493,055
Series 2024 A, Ref. RB	5.25%	12/01/2040	2,000	2,332,519
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,009,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(d)	5.00%	07/01/2029	$ 1,800	$ 1,854,785
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,563,917
Series 2021 C-1, RB	2.25%	09/02/2026	910	860,141
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,542,695
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,170	2,214,882
Series 2002 B, RB	6.00%	05/01/2043	750	765,518
Series 2002, RB	6.00%	05/01/2043	750	765,518
California State University; Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,729,492
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	204,446
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,260,168
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,309,950
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	919,340
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	968,604
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,531,383
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,011
Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,789,241
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,741,095
Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	25	25,178
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	850	852,573
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,860
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,135
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	302,458
Series 2017, RB	5.00%	09/01/2029	175	184,228
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	710,994
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,051,217
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	524,933
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(h)	5.00%	06/01/2027	1,850	1,972,537
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	6,970,492
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	715	716,579
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	227,664
Series 2021, Ref. RB	4.00%	09/01/2028	255	260,121
Series 2021, Ref. RB	4.00%	09/01/2032	335	339,791
Series 2021, Ref. RB	4.00%	09/01/2035	400	403,733
Series 2021, Ref. RB	4.00%	09/01/2036	200	200,880
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,677,754
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	15	15,241
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,610
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,710
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,493
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,100	2,103,018
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,652,234
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,193,852
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	5,655	5,386,690
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	$ 5,000	$ 5,018,191
Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB(c)(h)	5.00%	09/02/2024	710	710,000
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB(c)(h)	5.00%	09/01/2024	500	500,000
Series 2014, RB(c)(h)	5.00%	09/01/2024	2,000	2,000,000
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB(c)(h)	5.00%	09/01/2024	1,000	1,000,000
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	102,648
Series 2021 A, RB	4.00%	09/01/2033	100	102,149
Series 2021 A, RB	4.00%	09/01/2034	165	168,215
Series 2021 A, RB	4.00%	09/01/2036	180	182,324
Series 2021 A, RB	4.00%	09/01/2039	135	135,033
Series 2021 A, RB	4.00%	09/01/2040	140	139,272
Long Beach (City of), CA;
Series 2015 D, RB	5.00%	05/15/2042	7,500	7,579,630
Series 2015, RB	5.00%	05/15/2027	850	857,178
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	15	15,034
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	117,266
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,058
Los Angeles (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2035	145	145,115
Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,290,469
Series 2017, Sub. RB(b)	5.00%	05/15/2041	16,580	16,834,835
Series 2018 B, Ref. RB(b)	5.00%	05/15/2034	1,000	1,048,947
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(b)	5.00%	05/15/2040	5,000	5,034,418
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	9,000	9,692,221
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,185,099
Series 2019 A-2, Ref. VRD RB(e)	2.43%	07/01/2045	3,610	3,610,000
Subseries 2001 B-8, Ref. VRD RB(e)	2.00%	07/01/2034	3,000	3,000,000
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB(c)(h)	5.00%	12/01/2024	3,810	3,822,772
Los Angeles (Port of), CA;
Series 2014 A, Ref. RB(b)	5.00%	08/01/2030	2,000	2,002,509
Series 2014 A, Ref. RB(b)	5.00%	08/01/2031	1,250	1,251,479
Series 2014 A, Ref. RB(b)	5.00%	08/01/2032	1,745	1,746,995
Series 2014 A, Ref. RB(b)	5.00%	08/01/2033	1,895	1,897,118
Series 2014 A, Ref. RB(b)	5.00%	08/01/2034	2,470	2,472,690
Series 2014 C, RB	5.00%	08/01/2031	1,450	1,453,659
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	375	386,735
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	658,738
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,286,788
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	354,699
Series 2018 B, RB	5.00%	09/01/2033	250	260,858
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(e)	2.40%	07/01/2047	2,650	2,650,000
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	321,971
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	511,424
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	569,403
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	481,920
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	610,967
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,013
Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	5,029,873
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	309,665
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	3,995,050
Northern California Energy Authority; Series 2024, Ref. RB(c)	5.00%	08/01/2030	5,000	5,368,789
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	695	704,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	$ 660	$ 660,946
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,027
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,060
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	251,891
Series 2024, RB	5.00%	09/01/2032	240	264,819
Series 2024, RB	5.00%	09/01/2033	250	276,927
Series 2024, RB	5.00%	09/01/2034	265	293,513
Series 2024, RB	5.00%	09/01/2039	525	570,367
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,013,491
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,002,384
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2024	280	280,000
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	290,895
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	301,938
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	318,021
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	251,810
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	274,008
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	294,741
Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,327
Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,095,203
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,625,069
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,826,033
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,139,485
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,097,455
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,896
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	185,233
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	205,259
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,803,734
Series 2013, Ref. RB	5.25%	09/01/2033	200	200,260
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	10	10,127
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,117
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,878
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	4,745	4,873,079
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	502,840
Riverside (City of), CA (Riverwalk Auto Center Assessment District); Series 2012, Ref. RB	5.00%	09/02/2024	335	335,000
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	203,312
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,644,214
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,157,949
Riverside (County of), CA Community Facilities District No. 04-2 (Lake Hills Crest); Series 2012, Ref. RB(c)(h)	5.00%	09/01/2024	450	450,000
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2035	1,000	1,179,004
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2036	1,000	1,170,771
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2037	1,000	1,164,943
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	505,709
Series 2020, RB	4.00%	09/01/2037	500	501,428
Series 2020, RB	4.00%	09/01/2040	350	339,347
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	$ 295	$ 294,310
Series 2021, RB	4.00%	09/01/2036	305	305,042
Series 2021, RB	4.00%	09/01/2037	320	318,844
Series 2021, RB	4.00%	09/01/2038	330	324,741
Series 2021, RB	4.00%	09/01/2039	345	333,821
Series 2021, RB	4.00%	09/01/2040	190	183,575
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,470
Series 2013, RB	5.00%	09/01/2026	440	440,583
Series 2013, RB	5.00%	09/01/2027	405	405,541
Series 2013, RB	5.00%	09/01/2028	500	500,653
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	341,858
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	735,600
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	236,392
Series 2020, RB	4.00%	09/01/2035	275	275,924
Series 2020, RB	4.00%	09/01/2037	320	316,611
Roseville (City of), CA Natural Gas Financing Authority; Series 2007, RB	5.00%	02/15/2025	100	100,563
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	9,987,625
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,779,158
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,901,965
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,840,000
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,848
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	715	715,513
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,328
Sacramento (County of), CA; Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	6,000	6,236,704
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	588,840
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,024
Sacramento (County of), CA Sanitation Districts Financing Authority; Series 2014 A, Ref. RB(c)(h)	5.00%	09/20/2024	250	250,226
San Bernardino (City of), CA Joint Powers Financing Authority; Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	65	65,000
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	291,849
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	101,319
Series 2021, Ref. RB	4.00%	09/01/2027	100	102,070
Series 2021, Ref. RB	4.00%	09/01/2028	100	102,572
Series 2021, Ref. RB	4.00%	09/01/2029	100	102,638
Series 2021, Ref. RB	4.00%	09/01/2030	100	102,174
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2024	185	185,000
Series 2013, Ref. RB	5.00%	09/02/2025	190	191,635
Series 2013, Ref. RB	5.13%	09/02/2026	205	206,981
Series 2013, Ref. RB	5.13%	09/02/2027	215	217,133
Series 2013, Ref. RB	5.25%	09/02/2028	225	227,349
Series 2013, Ref. RB	5.38%	09/02/2029	230	232,549
Series 2013, Ref. RB	5.38%	09/02/2030	240	242,419
Series 2013, Ref. RB	5.50%	09/02/2031	250	252,571
Series 2013, Ref. RB	5.50%	09/02/2032	270	272,711
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,760
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,889
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,899
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,893
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.25%	08/01/2047	6,255	6,645,804
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	$ 1,250	$ 1,275,477
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,019,097
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	40	40,063
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,114
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	10	10,383
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(b)	5.00%	05/01/2041	10,000	10,142,304
Series 2018 D, RB(b)	5.00%	05/01/2043	8,000	8,210,031
Series 2019 A, RB(b)	5.00%	05/01/2044	1,000	1,032,796
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(d)	5.00%	09/01/2027	230	243,969
Series 2022 A, RB(d)	5.00%	09/01/2032	400	439,901
Series 2022 B, RB(d)	5.00%	09/01/2032	400	439,901
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	961,448
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	513,900
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	1,000	1,026,215
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	1,250	1,280,986
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,004
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,765	1,767,393
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	5	5,006
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,300	1,303,109
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,553
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2024	325	325,345
Series 2012, Ref. RB	5.00%	11/15/2025	925	926,278
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,078
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,616
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,391
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	661,751
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	262,323
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	375	375,000
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2036	6,000	3,159,305
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,044
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	905	906,628
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,162,304
South San Francisco (City of) CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,387,882
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	500,145
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(c)	5.00%	09/01/2030	10,000	10,770,671
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,254,999
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,136,351
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,927,034
Series 2019, Ref. RB	5.00%	06/01/2048	12,205	12,378,229
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,477
Series 2013, RB	5.00%	10/01/2026	415	415,533
Series 2013, RB	5.00%	10/01/2027	700	700,877
Series 2013, RB	5.00%	10/01/2028	1,465	1,466,791
Series 2013, RB	5.00%	10/01/2029	1,490	1,491,685
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1);
Series 2012 A, Ref. RB(c)(h)	5.00%	09/16/2024	1,500	1,501,007
Series 2012 B, RB(c)(h)	5.00%	09/16/2024	1,500	1,501,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	$ 220	$ 221,717
Series 2021, Ref. RB	4.00%	09/01/2028	260	263,959
Series 2021, Ref. RB	4.00%	09/01/2030	300	303,614
Series 2021, Ref. RB	4.00%	09/01/2032	100	100,209
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,057,151
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,724,242
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	10	10,153
Series 2002, RB	6.25%	09/01/2032	25	25,051
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	30,011
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2024	420	420,000
Series 2013, Ref. RB	5.00%	09/01/2025	445	449,442
Series 2013, Ref. RB	5.00%	09/01/2026	470	474,830
Series 2013, Ref. RB	5.00%	09/01/2027	490	495,089
Series 2013, Ref. RB	5.00%	09/01/2028	515	520,327
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,223,488
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	10	10,119
Series 2003 A, RB	6.13%	09/01/2034	30	30,361
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,941,076
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,037
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,338,900
				634,143,141
Guam–0.16%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,093,664
Northern Mariana Islands–0.13%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(d)	5.00%	06/01/2030	1,010	931,105
Puerto Rico–3.09%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,165	3,181,361
Series 2002, RB	5.63%	05/15/2043	335	338,890
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(i)(j)	0.00%	12/31/2024	600	0
Series 2011, RB(i)(j)	0.00%	08/01/2025	1,400	0
Series 2011, RB(i)(j)	0.00%	08/01/2026	3,300	0
Series 2011, RB(i)(j)	0.00%	08/01/2031	1,750	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	227	215,681
PR Custodial Trust; Series 2003 A, GO(i)	0.00%	03/15/2049	144	14,135
PRHTA Custodial Trust;
Series 2022 G, RB(f)	5.00%	12/06/2049	21	5,374
Series 2022 L, RB(f)	5.25%	12/06/2049	301	77,287
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	215	144,831
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,422	4,453,017
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	191,956
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	195,033
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	195,109
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	344,417
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	148,138
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	126,028
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	166,468
Subseries 2022, RN(i)	0.00%	11/01/2043	737	466,855
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2025	4,060	4,094,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 01/16/2013-06/07/2017; Cost $470,000) (INS - NATL)(a)(g)	5.00%	07/01/2025	$ 470	$ 470,042
Series 2005 SS, Ref. RB (Acquired 06/17/2013; Cost $25,000) (INS - NATL)(a)(g)	5.00%	07/01/2025	25	25,007
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	193	191,275
Series 2023 A, RB	6.63%	01/01/2028	1,472	1,458,348
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,062,983
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,010
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,686
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,227
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,970
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,022
Series 2019 A-2, RB	4.54%	07/01/2053	46	44,126
Series 2019 A-2, RB	4.78%	07/01/2058	620	613,496
				21,239,799
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2024	90	90,935
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2025	170	171,830
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	126,353
				389,118
Total Municipal Obligations (Cost $660,784,233)					657,796,827
U.S. Dollar Denominated Bonds & Notes–0.16%
California–0.11%
CalPlant I LLC; Exit Facility(d)	15.00%	07/01/2025		725	740,225
Puerto Rico–0.05%
AES Puerto Rico, Inc.(j)	12.50%	03/04/2026		342	331,749
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,059,274)					1,071,974
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)				32,378	0
TOTAL INVESTMENTS IN SECURITIES(k)–95.85% (Cost $661,843,507)					658,868,801
OTHER ASSETS LESS LIABILITIES–4.15%					28,534,974
NET ASSETS–100.00%					$687,403,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Limited Term California Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
UCR	– University of California Riverside
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $61,036,580, which represented 8.88% of the Fund’s Net Assets.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $145,166, which represented less than 1% of the Fund’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at August 31, 2024 was $557,554, which represented less than 1% of the Fund’s Net Assets.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $661,843,507)	$658,868,801
Cash	16,859,092
Receivable for:
Investments sold	1,970,000
Fund shares sold	1,540,194
Interest	9,033,603
Investments matured, at value (Cost $4,552,842)	1,781,000
Investment for trustee deferred compensation and retirement plans	40,142
Other assets	115,674
Total assets	690,208,506
Liabilities:
Payable for:
Investments purchased	1,491,964
Dividends	699,342
Fund shares reacquired	338,536
Accrued fees to affiliates	180,121
Accrued interest expense	7,674
Accrued trustees’ and officers’ fees and benefits	6,378
Accrued other operating expenses	40,574
Trustee deferred compensation and retirement plans	40,142
Total liabilities	2,804,731
Net assets applicable to shares outstanding	$687,403,775
Net assets consist of:
Shares of beneficial interest	$777,917,977
Distributable earnings (loss)	(90,514,202)
$687,403,775
Net Assets:
Class A	$253,696,098
Class C	$16,688,883
Class Y	$409,347,792
Class R6	$7,671,002
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	80,970,624
Class C	5,353,397
Class Y	130,344,898
Class R6	2,450,236
Class A:
Net asset value per share	$3.13
Maximum offering price per share (Net asset value of $3.13 ÷ 97.50%)	$3.21
Class C:
Net asset value and offering price per share	$3.12
Class Y:
Net asset value and offering price per share	$3.14
Class R6:
Net asset value and offering price per share	$3.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Limited Term California Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$13,445,167
Expenses:
Advisory fees	1,391,895
Administrative services fees	48,107
Custodian fees	3,233
Distribution fees:
Class A	316,499
Class C	89,503
Interest, facilities and maintenance fees	116,314
Transfer agent fees — A, C and Y	240,864
Transfer agent fees — R6	467
Trustees’ and officers’ fees and benefits	13,205
Registration and filing fees	34,496
Reports to shareholders	12,346
Professional services fees	47,808
Other	9,403
Total expenses	2,324,140
Less: Expense offset arrangement(s)	(603)
Net expenses	2,323,537
Net investment income	11,121,630
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(140,357))	(1,569,790)
Change in net unrealized appreciation of unaffiliated investment securities	1,891,813
Net realized and unrealized gain	322,023
Net increase in net assets resulting from operations	$11,443,653
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$11,121,630	$21,352,703
Net realized gain (loss)	(1,569,790)	(5,796,212)
Change in net unrealized appreciation	1,891,813	11,502,379
Net increase in net assets resulting from operations	11,443,653	27,058,870
Distributions to shareholders from distributable earnings:
Class A	(3,678,881)	(7,625,718)
Class C	(192,418)	(457,882)
Class Y	(6,267,289)	(11,881,084)
Class R6	(100,184)	(156,769)
Total distributions from distributable earnings	(10,238,772)	(20,121,453)
Share transactions–net:
Class A	(1,143,848)	(38,563,235)
Class C	(2,153,695)	(7,470,711)
Class Y	25,261,372	(3,318,507)
Class R6	1,455,422	1,580,937
Net increase (decrease) in net assets resulting from share transactions	23,419,251	(47,771,516)
Net increase (decrease) in net assets	24,624,132	(40,834,099)
Net assets:
Beginning of period	662,779,643	703,613,742
End of period	$687,403,775	$662,779,643
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Limited Term California Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$3.13	$0.05	$0.00	$0.05	$(0.05)	$3.13	1.47%	$253,696	0.81%(d)	0.81%(d)	0.78%(d)	3.17%(d)	15%
Year ended 02/29/24	3.09	0.09	0.04	0.13	(0.09)	3.13	4.20	254,397	0.93	0.93	0.78	3.02	26
Year ended 02/28/23	3.27	0.07	(0.19)	(0.12)	(0.06)	3.09	(3.52)	290,093	0.83	0.83	0.77	2.30	59
Year ended 02/28/22	3.34	0.06	(0.06)	0.00	(0.07)	3.27	0.04	344,777	0.80	0.80	0.76	1.66	29
Year ended 02/28/21	3.42	0.08	(0.08)	0.00	(0.08)	3.34	0.09	317,908	0.85	0.85	0.79	2.35	27
Seven months ended 02/29/20	3.32	0.05	0.10	0.15	(0.05)	3.42	4.51	255,461	0.84(d)	0.84(d)	0.78(d)	2.60(d)	13
Year ended 07/31/19	3.16	0.09	0.15	0.24	(0.08)	3.32	7.69	220,719	0.94	0.95	0.82	2.75	36
Class C
Six months ended 08/31/24	3.11	0.04	0.00	0.04	(0.03)	3.12	1.41	16,689	1.56(d)	1.56(d)	1.53(d)	2.42(d)	15
Year ended 02/29/24	3.08	0.07	0.02	0.09	(0.06)	3.11	3.11	18,816	1.68	1.68	1.53	2.27	26
Year ended 02/28/23	3.25	0.05	(0.18)	(0.13)	(0.04)	3.08	(3.96)	26,082	1.58	1.58	1.52	1.55	59
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55	1.55	1.51	0.91	29
Year ended 02/28/21	3.40	0.05	(0.07)	(0.02)	(0.06)	3.32	(0.65)	46,761	1.60	1.60	1.54	1.60	27
Seven months ended 02/29/20	3.31	0.04	0.08	0.12	(0.03)	3.40	3.76	74,037	1.59(d)	1.59(d)	1.53(d)	1.84(d)	13
Year ended 07/31/19	3.15	0.06	0.16	0.22	(0.06)	3.31	6.91	76,761	1.70	1.71	1.58	1.99	36
Class Y
Six months ended 08/31/24	3.13	0.05	0.01	0.06	(0.05)	3.14	1.92	409,348	0.56(d)	0.56(d)	0.53(d)	3.42(d)	15
Year ended 02/29/24	3.10	0.10	0.03	0.13	(0.10)	3.13	4.14	383,361	0.68	0.68	0.53	3.27	26
Year ended 02/28/23	3.28	0.08	(0.19)	(0.11)	(0.07)	3.10	(3.24)	382,868	0.58	0.58	0.52	2.55	59
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55	0.55	0.51	1.91	29
Year ended 02/28/21	3.43	0.09	(0.08)	0.01	(0.09)	3.35	0.35	340,628	0.60	0.60	0.54	2.60	27
Seven months ended 02/29/20	3.33	0.06	0.09	0.15	(0.05)	3.43	4.64	298,245	0.59(d)	0.59(d)	0.53(d)	2.84(d)	13
Year ended 07/31/19	3.17	0.10	0.15	0.25	(0.09)	3.33	7.93	251,897	0.70	0.71	0.58	2.99	36
Class R6
Six months ended 08/31/24	3.12	0.05	0.01	0.06	(0.05)	3.13	1.95	7,671	0.50(d)	0.50(d)	0.47(d)	3.48(d)	15
Year ended 02/29/24	3.09	0.10	0.03	0.13	(0.10)	3.12	4.19	6,206	0.62	0.62	0.47	3.33	26
Year ended 02/28/23	3.27	0.08	(0.19)	(0.11)	(0.07)	3.09	(3.21)	4,570	0.52	0.52	0.46	2.61	59
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49	0.49	0.45	1.97	29
Year ended 02/28/21	3.41	0.09	(0.07)	0.02	(0.09)	3.34	0.70	10,792	0.53	0.54	0.47	2.67	27
Seven months ended 02/29/20	3.32	0.05	0.09	0.14	(0.05)	3.41	4.38	9,052	0.50(d)	0.56(d)	0.50(d)	2.94(d)	13
Period ended 07/31/19(e)	3.29	0.02	0.03	0.05	(0.02)	3.32	1.44	166	0.60(d)	0.65(d)	0.52(d)	3.09(d)	36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Limited Term California Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
17	Invesco Limited Term California Municipal Fund

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.41%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
18	Invesco Limited Term California Municipal Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $2,536 in front-end sales commissions from the sale of Class A shares and $15,708 and $42 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$657,796,827	$0	$657,796,827
U.S. Dollar Denominated Bonds & Notes	—	740,225	331,749	1,071,974
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	658,537,052	331,749	658,868,801
Other Investments - Assets
Investments Matured	—	13,500	1,767,500	1,781,000
Total Investments	$—	$658,550,552	$2,099,249	$660,649,801
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s
19	Invesco Limited Term California Municipal Fund

"current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $32,504,080 and securities sales of $11,110,076, which resulted in net realized gains (losses) of $(140,357).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $603.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2024, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$23,507,369	$64,320,065	$87,827,434
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $106,055,484 and $97,131,177, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$6,160,739
Aggregate unrealized (depreciation) of investments	(11,887,481)
Net unrealized appreciation (depreciation) of investments	$(5,726,742)
Cost of investments for tax purposes is $666,376,543.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	10,535,491	$32,923,755	18,376,923	$56,956,423
Class C	218,522	679,509	975,475	2,995,746
Class Y	25,615,404	80,230,492	62,461,352	193,774,653
Class R6	846,384	2,647,091	1,443,730	4,469,592
20	Invesco Limited Term California Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	749,790	$2,340,605	1,564,158	$4,849,511
Class C	39,638	123,130	96,624	298,004
Class Y	1,138,822	3,562,633	2,161,460	6,716,895
Class R6	19,982	62,337	31,255	96,761
Automatic conversion of Class C shares to Class A shares:
Class A	465,150	1,440,844	1,294,266	3,992,416
Class C	(467,589)	(1,440,844)	(1,300,236)	(3,992,416)
Reacquired:
Class A	(12,119,500)	(37,849,052)	(33,663,760)	(104,361,585)
Class C	(484,287)	(1,515,490)	(2,198,067)	(6,772,045)
Class Y	(18,695,433)	(58,531,753)	(65,768,358)	(203,810,055)
Class R6	(402,446)	(1,254,006)	(967,936)	(2,985,416)
Net increase (decrease) in share activity	7,459,928	$23,419,251	(15,493,114)	$(47,771,516)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
21	Invesco Limited Term California Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term California Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal California Investment Grade 4-7 Years Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and
22	Invesco Limited Term California Municipal Fund

above the performance of the Index for the three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that there were only five funds (including the Fund) in the expense group.  The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.The Board also received information about commissions that an
23	Invesco Limited Term California Municipal Fund

affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
24	Invesco Limited Term California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
25	Invesco Limited Term California Municipal Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTCAM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX ■ R6: ATFSX

2	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
32	Approval of Investment Advisory and Sub-Advisory Contracts
34	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.80%
Alabama–3.13%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$ 2,150	$ 2,174,271
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	13,045,360
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,422,430
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	3,090,371
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,585,214
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,586,097
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	4,028,533
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	15,000	15,107,000
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2038	4,000	4,424,567
Series 2024, Ref. RB	5.00%	10/01/2039	6,000	6,603,740
Series 2024, Ref. RB	5.25%	10/01/2045	3,500	3,816,119
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,250,465
				91,134,167
Alaska–0.26%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	2,000	2,020,349
Anchorage (Municipality of), AK; Series 2022 A, GO Bonds	5.00%	09/01/2024	1,000	1,000,000
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,044,867
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,615	2,644,183
				7,709,399
Arizona–1.81%
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,204,409
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,135,632
Series 2023, RB	5.00%	11/01/2040	1,000	1,089,744
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	455	459,741
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,049,566
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,190,739
Series 2017 C, RB(a)	5.00%	10/18/2024	7,590	7,604,812
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,157,086
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	594,219
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,350,147
Series 2018, RB	5.00%	07/01/2042	4,500	4,718,462
Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,339,373
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	680	623,363
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,031,794
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,295,076
				52,844,163
California–4.72%
California (State of); Series 2024, GO Bonds	5.00%	09/01/2039	10,000	11,520,975
California (State of) Community Choice Financing Authority (Clean Energy);
Series 2023, RB(a)	5.25%	04/01/2030	6,000	6,471,986
Series 2024, RB(a)	5.00%	04/01/2032	9,000	9,750,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 870	$ 890,860
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	495	507,767
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,003
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,336,859
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	15,042	15,488,530
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,540
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,768	5,864,101
Series 2023-1, RB	4.38%	09/20/2036	4,956	5,237,252
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	620	617,842
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(b)	2.38%	11/15/2028	870	853,057
California (State of) Public Works Board; Series 2014 B, RB	5.00%	10/01/2034	4,860	4,868,015
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2025	10,000	10,167,567
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2025	3,000	2,923,898
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022 B, RB	5.00%	05/15/2038	4,740	5,429,622
Los Angeles (City of), CA Department of Water & Power; Series 2014 D, RB(a)(c)	5.00%	09/25/2024	1,940	1,942,086
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB(a)(c)	5.00%	12/01/2024	14,095	14,142,248
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,872,051
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,240	1,256,908
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	5.00%	08/01/2038	1,000	1,158,382
Sacramento (County of), CA; Series 2016 B, Ref. RB	5.00%	07/01/2036	1,445	1,485,466
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	9,024,416
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,062,544
Sonoma (County of), CA Junior College District; Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,803,098
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,145,297
Series 2019, Ref. RB	5.00%	06/01/2048	910	922,916
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(f)	2.94%	10/01/2049	2,600	2,600,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,102,353
				137,691,537
Colorado–2.17%
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,863,181
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,304,263
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,827,082
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	969,553
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,043,591
Series 2024 A, Ref. RB	5.00%	12/01/2039	16,000	18,001,030
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,041,005
Colorado Springs (City of), CO; Series 2023 B, Ref. RB	5.00%	11/15/2039	2,740	3,138,392
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2039	4,250	4,140,057
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,219
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,591,145
Series 2023 A, Ref. RB	5.00%	11/15/2037	1,300	1,491,665
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,140,992
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,158,388
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,682,056
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	3,046,014
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	500	486,588
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	5.50%	12/01/2038	1,200	1,382,985
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	$ 1,500	$ 1,559,003
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	255	235,097
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	2,000	2,115,185
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,789,004
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	3,090	3,219,972
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(b)	6.00%	12/01/2038	1,000	1,046,312
				63,397,779
Connecticut–0.64%
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,040,395
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,110,926
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2014 A, RB(a)(c)	5.00%	09/27/2024	4,710	4,714,951
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	6,215	6,597,810
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,178,423
				18,642,505
District of Columbia–1.87%
District of Columbia;
Series 2015 A, GO Bonds	5.00%	06/01/2035	5,000	5,070,583
Series 2015 A, GO Bonds	5.00%	06/01/2038	5,250	5,315,568
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,051,641
Series 2020, RB	5.00%	12/01/2033	1,635	1,779,268
Series 2022 A, RB	5.00%	07/01/2036	7,500	8,587,677
Series 2023 A, RB	5.00%	05/01/2039	4,000	4,558,472
Series 2023 A, RB	5.00%	05/01/2040	5,000	5,649,887
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,390,676
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	355	366,091
District of Columbia Water & Sewer Authority; Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,161,701
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	5,000	5,163,414
Series 2018, RB	5.00%	07/01/2037	1,000	1,041,752
Series 2018, RB	5.00%	07/01/2043	7,250	7,477,288
				54,614,018
Florida–4.96%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,826,103
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2038	3,565	3,967,501
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,539,369
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,818,946
Citizens Property Insurance, Inc.; Series 2015 A-1, RB(a)(c)	5.00%	12/01/2024	8,915	8,955,117
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,088,901
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(b)	5.25%	06/15/2029	1,200	1,217,099
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	1,710	1,724,276
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	3,000	3,345,536
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	5,355	5,671,299
Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2042	2,110	2,154,479
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2034	2,065	2,272,175
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,846,670
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,967,370
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,003,406
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	2,500	2,915,707
JEA Electric System; Series 2013 C, RB	5.00%	10/01/2037	2,980	2,997,728
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lee (County of), FL Industrial Development Authority; Series 2024 B-3, RB	4.13%	11/15/2029	$ 2,145	$ 2,154,979
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,710,547
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,020,279
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	532,197
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,049,908
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2036	7,730	8,754,144
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2041	1,865	2,055,790
Miami-Dade (County of), FL;
Series 2014 B, Ref. RB(a)(c)	5.00%	10/30/2024	5,000	5,014,185
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	2,760	2,852,894
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,222,287
Series 2024 B, RB	5.00%	10/01/2039	390	448,016
Miami-Dade (County of), FL Expressway Authority; Series 2013 A, RB	5.00%	07/01/2033	1,000	1,000,802
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,624,767
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,248,367
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,396,016
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(c)	5.00%	08/01/2026	4,475	4,687,895
Palm Beach County School District;
Series 2023 A, COP	5.00%	08/01/2037	1,500	1,723,828
Series 2023 A, COP	5.00%	08/01/2038	1,500	1,712,233
Series 2023 A, COP	5.00%	08/01/2039	2,250	2,555,191
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	500	501,995
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,035	2,004,260
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,122,520
Pompano Beach (City of), FL (John Knox Village); Series 2021 B-1, RB	2.00%	01/01/2029	835	834,241
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,029,879
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,135,179
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,362,524
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,155,421
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	144,643
Series 2021, Ref. RB	4.00%	12/15/2025	180	178,240
Series 2021, Ref. RB	4.00%	12/15/2026	185	181,981
Series 2021, Ref. RB	4.00%	12/15/2027	215	210,330
Series 2021, Ref. RB	4.00%	12/15/2028	200	194,538
Series 2021, Ref. RB	4.00%	12/15/2029	220	212,956
Series 2021, Ref. RB	4.00%	12/15/2030	200	192,764
Series 2021, Ref. RB	4.00%	12/15/2031	205	196,468
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2036	1,075	1,097,241
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(b)	4.25%	05/01/2028	700	708,089
Series 2023, RB(b)	4.38%	05/01/2033	1,000	1,022,220
				144,561,496
Georgia–3.59%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(d)	5.25%	11/01/2027	2,000	2,110,598
Series 2015, Ref. RB	5.00%	11/01/2040	20,000	20,160,158
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	5,005,882
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(b)	5.00%	04/01/2034	1,500	1,533,849
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,685,004
Dalton (City of), GA Downtown Development Authority (Hamilton Health Care System); Series 1996, Revenue Ctfs. (INS - NATL)(d)	5.50%	08/15/2026	1,050	1,081,017
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	$ 6,000	$ 6,011,265
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,427,262
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	665,643
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	21,059,570
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	5,061,349
Series 2022 C, RB(b)	4.00%	11/01/2025	2,990	2,984,801
Series 2022 C, RB(a)(b)	4.00%	11/01/2027	10,000	9,861,254
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,140,786
Series 2024 A, RB(a)	5.00%	09/01/2031	10,000	10,809,613
Series 2024 B, RB(a)	5.00%	03/01/2032	3,600	3,905,406
				104,503,457
Hawaii–1.01%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2038	7,240	8,153,705
Series 2024, RB	5.00%	07/01/2039	7,615	8,528,991
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,027
Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	4,980	5,013,836
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,850,038
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,109,264
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,745,538
				29,501,399
Idaho–0.21%
Canyon County School District No. 139 Vallivue; Series 2015 A, GO Bonds	5.00%	09/15/2034	775	791,029
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2039	1,650	1,878,793
Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	3,015	3,364,198
				6,034,020
Illinois–6.33%
Chicago (City of), IL;
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	14,482,533
Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,003,957
Series 2014, RB	5.00%	11/01/2039	10,000	10,012,010
Series 2023 B, Ref. RB (INS - AGM)(d)	5.00%	11/01/2037	1,000	1,113,477
Series 2023 B, Ref. RB (INS - AGM)(d)	5.00%	11/01/2038	1,250	1,381,442
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	2,500	2,546,413
Series 2016 B, Ref. RB	5.00%	01/01/2041	6,000	6,076,386
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,523,383
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,026,181
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,751,680
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,214,961
Series 2017 D, RB	5.25%	01/01/2042	6,555	6,770,114
Series 2024 B, RB	5.00%	01/01/2040	1,850	2,075,858
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(d)(e)	0.00%	12/01/2025	735	703,716
Chicago (City of), IL Midway International Airport; Series 2016 B, Ref. RB	4.00%	01/01/2034	1,000	1,002,131
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,988,649
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,039,432
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,057,290
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,033,344
Glen Ellyn (Village of), IL Park District; Series 2023 A, GO Bonds	5.00%	12/15/2024	410	412,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	$ 500	$ 500,736
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,701,202
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,489,184
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,132,097
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,080,431
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,031,193
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,669,280
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,855,231
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	2,495	2,583,226
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,605,240
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(b)	4.30%	08/01/2028	1,220	1,237,359
Series 2023, Ref. RB(b)	5.25%	08/01/2038	1,300	1,412,632
Illinois (State of) Finance Authority (Depaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,543,005
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	394,700
Series 2017, Ref. RB	5.00%	08/01/2031	375	388,627
Series 2017, Ref. RB	5.00%	08/01/2033	470	485,448
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	6,440	6,529,381
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(d)(e)	0.00%	12/15/2032	15,000	10,986,246
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,430,499
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,212,938
Series 2015 A, RB	5.00%	01/01/2040	6,500	6,568,716
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,201,598
Series 2017 A, RB	5.00%	01/01/2042	5,825	6,061,881
Kane and DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,293,023
Kendall Kane & Will Counties Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	1,000	1,022,221
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	278,249
Series 2020, Ref. RB	3.10%	01/01/2027	290	285,906
Series 2020, Ref. RB	3.25%	01/01/2028	305	303,386
Series 2020, Ref. RB	3.35%	01/01/2029	320	318,645
Series 2020, Ref. RB	3.50%	01/01/2030	330	327,317
Series 2020, Ref. RB	3.60%	01/01/2031	345	342,070
Series 2020, Ref. RB	3.70%	01/01/2032	490	484,927
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(d)	5.00%	12/01/2029	3,430	3,635,879
Railsplitter Tobacco Settlement Authority; Series 2017, RB(c)	5.00%	06/01/2026	5,135	5,319,056
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,719,123
Springfield (City of), IL; Series 2015, Ref. RB (INS - AGM)(d)	5.00%	03/01/2040	6,905	6,943,456
				184,589,132
Indiana–1.48%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(d)	1.99%	02/15/2027	6,090	5,919,222
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,495,012
Indiana (State of) Finance Authority (CWA Authority); Series 2015 A, RB	5.00%	10/01/2024	1,000	1,001,411
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,134,063
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,900,719
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,070,706
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,880	3,086,745
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,242,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	$ 7,140	$ 7,292,144
				43,142,740
Iowa–1.09%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(c)	4.00%	12/01/2032	10,000	10,897,897
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,120	1,123,892
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	19,250	19,666,339
				31,688,128
Kansas–1.11%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	19,614,030
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	10,113,725
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,514,907
				32,242,662
Kentucky–1.99%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	840	851,839
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(g)	4.32%	02/01/2025	2,340	2,340,388
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,425,945
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,054,649
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 C-1, RB(a)	4.00%	06/01/2025	11,970	12,004,967
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,127,557
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	16,457,781
Series 2024 A, RB(a)	5.00%	07/01/2030	5,455	5,793,550
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,781,530
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,176,732
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,279,599
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,181
				57,921,718
Louisiana–0.44%
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,124,714
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(g)	4.24%	05/01/2026	3,460	3,454,734
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	4,020	4,370,217
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2026	250	253,780
Series 2015, RB	5.00%	06/01/2027	350	355,902
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,003,883
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2026	200	208,989
				12,772,219
Maryland–1.35%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,403,497
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,649,463
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,810,797
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,790,823
Series 2024, RB	4.13%	12/01/2043	1,000	943,456
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,349
Series 2017 A, RB	5.00%	05/15/2042	3,125	3,213,943
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	12,004,521
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(f)	2.70%	06/01/2027	$ 7,500	$ 7,500,000
				39,317,849
Massachusetts–1.71%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,147,264
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,333,082
Series 2024 B, Ref. GO Bonds	5.00%	11/01/2038	3,000	3,487,947
Series 2024 B, Ref. GO Bonds	5.00%	11/01/2039	3,500	4,049,692
Massachusetts (Commonwealth of) Clean Water Trust (The);
Series 2023-25B, RB	5.00%	02/01/2039	1,200	1,376,701
Series 2023-25B, RB	5.00%	02/01/2040	500	570,469
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,773,255
Series 2016 I, Ref. RB	5.00%	07/01/2036	1,175	1,200,778
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	855,566
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,352,505
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	385	385,941
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2038	1,000	1,141,640
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,221,617
				49,896,457
Michigan–3.90%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,379,753
Grandville Public Schools; Series 2015-II, GO Bonds (INS - AGM)(d)	5.00%	05/01/2040	1,750	1,767,830
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	1,660	1,705,990
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,559,953
Livonia Public Schools; Series 2016, GO Bonds (INS - AGM)(d)	5.00%	05/01/2040	4,365	4,467,592
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	1,650	1,674,197
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,593,018
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,543,442
Series 2020, Ref. VRD RB(f)	2.94%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(f)	2.94%	04/15/2058	10,000	10,000,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	925	950,885
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,417,616
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015, RB	5.00%	07/01/2035	7,830	7,943,172
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,821,426
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,349,728
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,031,598
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,870,862
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	7,000	7,701,657
Michigan State University Board of Trustees; Series 2015 A, RB	5.00%	08/15/2040	2,075	2,105,135
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,337,980
Rib Floater Trust; Series 2022-047, VRD RB(b)(f)	2.75%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,551,217
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,472,753
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,440,566
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB (INS - AGM)(d)	5.00%	12/01/2040	8,165	8,277,109
Series 2018, RB	5.00%	12/01/2037	1,250	1,329,646
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,859,011
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,882,305
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,217,418
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,049,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne State University;
Series 2015 A, Ref. RB	5.00%	11/15/2033	$ 1,500	$ 1,507,094
Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,851,589
Series 2018 A, RB	5.00%	11/15/2036	1,120	1,141,727
				113,801,940
Minnesota–0.50%
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,863,190
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(f)(h)	2.75%	04/01/2037	1,700	1,700,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,566,947
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2039	1,255	1,413,656
University of Minnesota; Series 2016 A, RB	5.00%	04/01/2041	5,000	5,121,988
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,873,580
				14,539,361
Mississippi–0.43%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,502,347
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,095,705
				12,598,052
Missouri–1.46%
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,686,755
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,200	1,180,342
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	2,615	2,649,588
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,823,309
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,240,016
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,229,381
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	671,511
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	124,551
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,353,262
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,826,127
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	3,805	4,092,027
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,844,701
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,751,436
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,155,595
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,027,299
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	930	930,459
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	5.00%	10/01/2033	1,105	1,111,733
				42,698,092
Montana–0.17%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Mkts LLC)(b)(f)(h)	3.16%	01/01/2034	4,980	4,980,000
Nebraska–0.71%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	900,300
Douglas (County of), NE (Creighton University); Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(g)	3.45%	09/01/2026	7,770	7,724,489
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,408,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	$ 3,000	$ 3,120,341
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2031	1,310	1,317,829
Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,356,826
				20,828,187
Nevada–1.73%
Clark (County of), NV; Series 2015, RB	5.00%	07/01/2035	4,500	4,567,630
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,217,469
Clark County School District;
Series 2015 C, Ref. GO Bonds (INS - BAM)(d)	5.00%	06/15/2027	4,000	4,112,352
Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	12,873,640
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,806,577
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,545,844
Las Vegas Valley Water District;
Series 2015, Ref. GO Bonds(a)(c)	5.00%	12/01/2024	2,000	2,006,655
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	1,340	1,380,343
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,870,642
Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,100,391
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.75%	06/15/2028	1,965	1,912,240
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	4,033,063
				50,426,846
New Hampshire–1.27%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1,762	1,779,657
Series 2024-1A, RB	4.25%	07/20/2041	7,029	7,009,251
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,995	9,807,628
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,263	8,416,389
Series 2022-2A, RB	4.00%	10/20/2036	6,705	6,636,083
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,331,563
				36,980,571
New Jersey–2.55%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(c)	5.00%	12/15/2026	1,450	1,531,140
Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2027	5,000	5,261,376
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,563
New Jersey (State of) Educational Facilities Authority; Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,117,727
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,186,960
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,030,237
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,370,947
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	11,215	11,711,672
Series 2024 K, RB	6.00%	10/01/2055	3,250	3,583,079
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,143,001
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,169,125
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,981,092
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB(c)	5.00%	01/01/2032	1,210	1,216,149
Series 2015 E, RB(c)	5.00%	01/01/2034	2,100	2,110,672
Series 2017 A, RB	5.00%	01/01/2032	2,105	2,197,947
Series 2017 A, RB	5.00%	01/01/2035	5,995	6,231,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	$ 1,000	$ 1,011,530
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,832,053
				74,228,166
New Mexico–0.84%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,304,592
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,463,693
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,308,301
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,331,964
New Mexico Mortgage Finance Authority (Santa Fe Apartments and Sangre De Cristo); Series 2023, RB(a)	5.00%	06/01/2025	5,000	5,007,152
				24,415,702
New York–8.39%
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,246,371
Long Island (City of), NY Power Authority; Series 2014 A, Ref. RB(a)(c)	5.00%	11/19/2024	14,530	14,586,852
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,852,589
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,401,941
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	8,938,889
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	4,005,007
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,347,254
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,418,428
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,200,552
New York (City of), NY;
Series 2012, VRD GO Bonds(f)	2.55%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,816,372
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,387,065
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,694,215
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,078,709
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%), (INS - FGIC)(d)(g)	3.77%	03/01/2025	1,025	1,024,817
Series 2006, RB (CPI Rate + 0.88%), (INS - FGIC)(d)(g)	3.78%	03/01/2026	2,725	2,732,479
Series 2006, RB (CPI Rate + 0.89%), (INS - FGIC)(d)(g)	3.79%	03/01/2027	5,500	5,525,535
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	5,000	5,063,353
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,106,903
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB(a)(c)	5.00%	10/28/2024	5,000	5,014,536
Series 2015 E-1, RB	5.00%	02/01/2041	2,160	2,172,808
Series 2015 S-1, RB	5.00%	07/15/2037	1,055	1,062,145
Series 2022 A-1, RB	5.00%	08/01/2035	3,500	3,983,772
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,532,243
Series 2024 D-1, Ref. RB	5.00%	11/01/2039	1,500	1,711,373
Series 2024 D-1, Ref. RB	5.00%	11/01/2040	900	1,022,106
Subseries 2010 A-4, VRD RB(f)	2.70%	08/01/2039	5,000	5,000,000
Subseries 2014 B-1, RB(a)(c)	5.00%	10/28/2024	9,000	9,026,164
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,880,294
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,150,461
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,144,847
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,124,909
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,091,242
Series 2024 A, Ref. RB	5.00%	03/15/2040	5,250	5,940,707
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(d)	5.75%	07/01/2027	950	999,195
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,006,409
New York (State of) Housing Finance Agency; Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,870,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	$ 2,780	$ 2,847,346
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,880,645
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,235,230
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2020 I-2, RB(a)	0.70%	05/01/2025	5,000	4,892,329
Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	1,965	1,919,306
Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,655	18,673,541
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	2,465	2,492,692
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,723,401
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	891,336
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,787,657
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,522,750
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,065	1,079,159
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	7,355	7,353,449
Triborough Bridge & Tunnel Authority; Series 2008 B-3, RB	5.00%	11/15/2036	5,000	5,098,178
				244,557,613
North Carolina–0.78%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,546,197
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,108,571
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	848,335
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,262,035
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	221,978
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,659,646
				22,646,762
North Dakota–0.41%
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	7,525	7,505,730
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,490	2,687,576
Series 2024 C, RB	6.25%	01/01/2055	1,450	1,642,847
				11,836,153
Ohio–2.76%
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2023, Ref. RB	5.00%	02/15/2038	6,500	7,365,130
Series 2023, Ref. RB	5.00%	02/15/2039	3,500	3,938,605
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,269,188
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,011,035
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,718,243
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	1,415	1,604,231
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,724,787
Series 2024, Ref. RB	5.00%	12/01/2041	965	1,067,063
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	4,380	4,332,073
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,283,901
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,322,388
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,544,009
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,148,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	$ 4,500	$ 4,149,122
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,336,996
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,123,646
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,205,924
Series 2017, RB	5.00%	07/01/2042	1,505	1,549,505
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB	5.00%	12/01/2035	2,565	2,591,724
Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,156,023
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	530,583
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	747,137
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,441,669
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,005	1,019,663
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,265	3,365,362
				80,546,510
Oklahoma–0.66%
Grand River Dam Authority;
Series 2023, RB	5.00%	06/01/2038	3,100	3,529,530
Series 2023, RB	5.00%	06/01/2039	3,250	3,673,049
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2037	1,000	1,142,664
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2038	1,000	1,133,025
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2039	1,150	1,292,766
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB	5.00%	01/01/2038	2,240	2,295,897
Series 2017 A, RB	5.00%	01/01/2042	5,990	6,109,637
				19,176,568
Ontario–0.10%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	2,734	2,888,926
Oregon–0.68%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,375,207
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds); Series 2021 B, Ref. RB	1.20%	06/01/2028	665	602,997
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,254,464
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,768,816
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,369,465
Series 2016 B, Ref. RB	5.00%	07/01/2038	2,035	2,094,342
Portland (City of), OR; Series 2019 A, RB	5.00%	05/01/2033	2,000	2,197,490
Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,749,184
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,294,064
				19,706,029
Pennsylvania–3.13%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(g)	4.03%	08/01/2027	1,000	986,883
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,251,108
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,686,804
Allegheny (County of), PA Sanitary Authority; Series 2018, RB	5.00%	06/01/2043	5,000	5,226,251
Canon-McMillan School District; Series 2014 D, GO Bonds (INS - BAM)(d)	5.00%	12/15/2038	2,750	2,760,411
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2025	$ 1,980	$ 2,007,887
Series 2018, RB	5.00%	06/01/2026	2,000	2,069,266
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,526,071
Monroeville Finance Authority;
Series 2023 C, Ref. RB	5.00%	05/15/2035	1,000	1,134,434
Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,098,725
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation LLC); Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,603,981
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023,Ref RB(a)	4.10%	04/03/2028	7,000	7,173,344
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,685,402
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2039	800	885,892
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,107,365
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,027,250
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	7,302	7,209,156
Series 2024-145A, RB	6.00%	10/01/2054	2,500	2,762,715
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(d)	4.13%	10/01/2048	5,005	4,782,720
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 B, Ref. RB	5.00%	06/01/2033	1,345	1,386,038
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,067,937
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,596,549
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,194,320
Series 2022 A, Ref. RB	5.00%	12/01/2035	1,500	1,719,177
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,019,143
Philadelphia (City of), PA; Series 2017 A, RB	5.00%	10/01/2037	1,975	2,065,779
State College Area School District;
Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,447,463
Series 2018, GO Bonds	5.00%	05/15/2044	6,450	6,736,677
				91,218,748
Puerto Rico–1.30%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,180	5,206,778
Series 2002, RB	5.63%	05/15/2043	900	910,451
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	10,196	10,267,824
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,416,474
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,631	3,906,760
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,108,004
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 03/30/2020; Cost $300,000) (INS - NATL)(d)(i)	5.00%	07/01/2025	300	300,027
Series 2005 RR, RB (Acquired 01/06/2021; Cost $4,000,000) (INS - SGI)(d)(i)	5.00%	07/01/2026	4,000	3,981,981
Series 2005 SS, Ref. RB (Acquired 04/24/2020; Cost $355,000) (INS - NATL)(d)(i)	5.00%	07/01/2025	355	355,096
Series 2007 TT, RB (Acquired 04/24/2020-08/10/2020; Cost $270,000) (INS - NATL)(d)(i)	5.00%	07/01/2026	270	270,150
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2027	5,752	5,174,047
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,755	1,943,823
				37,841,415
Rhode Island–1.31%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,585,789
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,707,109
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(d)	5.25%	09/15/2029	1,100	1,100,765
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	$ 6,810	$ 6,870,028
Series 2015 B, Ref. RB	4.50%	06/01/2045	11,505	11,546,139
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,325	9,334,321
				38,144,151
South Carolina–0.61%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,228,255
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,470
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,594,480
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,101,631
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(b)	5.75%	06/15/2039	870	881,217
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM)(d)	5.00%	12/01/2040	5,000	5,606,683
				17,768,736
South Dakota–0.20%
South Dakota Conservancy District;
Series 2014 B, RB	5.00%	08/01/2031	3,020	3,024,304
Series 2014 B, RB	5.00%	08/01/2032	2,765	2,768,856
				5,793,160
Tennessee–1.75%
Chattanooga (City of), TN; Series 2015 C, Ref. RB	5.00%	09/01/2040	1,750	1,769,713
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,026,814
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,793,268
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,543,566
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	13,086,896
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	3,420	3,427,839
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,570	4,832,446
West Wilson Utility Wilson County (District of), TN; Series 2015, Ref. RB	5.00%	06/01/2040	1,545	1,560,840
				51,041,382
Texas–13.92%
Aldine Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,100	1,269,012
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,141,803
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(b)	4.50%	06/15/2026	1,400	1,400,355
Series 2023, RB(a)(b)	4.88%	06/15/2026	1,500	1,520,144
Series 2024, RB(b)	4.13%	06/15/2034	770	771,266
Series 2024, RB(b)	4.25%	06/15/2039	1,075	1,065,622
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	5,073,382
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,039,826
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,589,950
Series 2022, Ref. RB	5.00%	11/15/2035	1,250	1,433,089
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,707,273
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,414,584
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,966,007
Series 2023, Ref. RB	5.00%	11/15/2035	16,000	18,439,451
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,922,242
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	500,707
Series 2017, Ref. RB	5.00%	01/01/2025	400	399,784
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	$ 2,080	$ 2,364,186
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,430	4,545,644
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,385	2,685,310
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,795,160
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,187,956
Comal Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,500	1,551,866
Corpus Christi Independent School District;
Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	4,000	4,062,596
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,464,591
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	5,018,119
Series 2024, RB	5.00%	11/01/2039	1,950	2,210,597
Series 2024, RB	5.00%	11/01/2040	1,625	1,830,446
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,025,083
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,013,470
Series 2022, GO Bonds	5.00%	02/15/2037	3,720	3,764,831
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,108,076
Series 2017, RB	5.00%	12/01/2036	6,850	7,044,258
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	7,070	7,550,078
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,105,515
El Paso Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,862,910
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,220,570
Fort Worth Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,000	1,149,231
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,140,056
Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,092,425
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2034	1,000	1,020,677
Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,944,327
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2037	4,000	4,072,048
Series 2016 A, Ref. RB	5.00%	08/15/2032	1,430	1,481,260
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,744,106
Harris (County of), TX Flood Control District;
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,431,677
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,885,018
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2016, RB	5.00%	07/01/2038	2,675	2,737,033
Series 2024, Ref. RB	5.00%	07/01/2039	1,250	1,415,249
Series 2024, Ref. RB	5.00%	07/01/2040	1,000	1,123,389
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	20,082,234
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,414,590
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,296,045
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,080,530
Lake Travis Independent School District; Series 2023, GO Bonds	5.00%	02/15/2039	3,375	3,705,617
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,376,807
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Leander Independent School District;
Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(e)	0.00%	08/15/2027	$ 2,040	$ 1,830,872
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	5,900	5,998,985
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,045,257
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,251,680
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,031,981
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,515,305
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(b)	4.00%	08/15/2026	660	659,253
Series 2021, Ref. RB(b)	4.00%	08/15/2027	520	520,278
Series 2021, Ref. RB(b)	4.00%	08/15/2036	2,000	1,928,030
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,500,012
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2034	5,000	5,024,682
Series 2015 A, Ref. RB	5.00%	01/01/2038	1,425	1,430,504
Series 2016 A, Ref. RB	5.00%	01/01/2039	11,140	11,322,111
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,485,143
Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,875,574
Pasadena Independent School District;
Series 2018, GO Bonds(a)(c)	5.00%	02/15/2028	590	634,848
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	509,565
Pecos Barstow Toyah Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	1,300	1,384,706
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,429,005
Plano Independent School District; Series 2023, GO Bonds	5.00%	02/15/2035	2,600	2,974,527
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,575,612
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(f)	3.05%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,322,755
Salado Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,300	1,469,431
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,221,995
Series 2017, RB	5.00%	02/01/2033	1,000	1,053,234
Series 2024 E, Ref. RB	5.00%	02/01/2040	3,800	4,308,076
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(d)	2.00%	10/15/2030	555	493,084
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,644,282
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	2,000	2,276,694
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,908,982
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,259,245
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,532,155
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,290,798
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	3,935	3,967,705
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,572,532
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	2,700	2,753,240
Series 2015, Ref. GO Bonds	5.00%	10/01/2036	21,000	21,416,331
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,147,916
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,065,126
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2036	$ 700	$ 770,450
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2037	500	551,384
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2038	500	547,022
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2039	565	613,423
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(a)(c)	4.00%	11/04/2024	350	350,477
Series 2015 B, Ref. RB(a)(c)	5.00%	11/04/2024	2,870	2,878,698
Series 2015 C, Ref. RB(a)(c)	5.00%	11/04/2024	5,000	5,015,153
Series 2015 C, Ref. RB(a)(c)	5.00%	11/04/2024	1,935	1,940,864
Series 2015 C, Ref. RB(a)(c)	5.00%	11/04/2024	14,275	14,318,260
Series 2015 C, Ref. RB(a)(c)	5.00%	11/04/2024	8,550	8,575,911
Series 2015 C, Ref. RB(a)(c)	5.00%	11/04/2024	1,875	1,880,682
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,299,503
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,185,181
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,070	1,106,862
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,260,530
Waco Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,120,060
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(d)	5.00%	08/15/2030	1,000	1,061,570
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,435	1,608,497
				405,799,116
Utah–0.55%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	6,100	6,283,972
Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,095,664
Utah Telecommunication Open Infrastructure Agency;
Series 2022, Ref. RB	5.25%	06/01/2033	1,000	1,143,451
Series 2022, Ref. RB	5.25%	06/01/2034	1,000	1,140,799
Series 2022, Ref. RB	5.25%	06/01/2035	1,000	1,140,790
Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,142,154
				15,946,830
Vermont–0.39%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,183,408
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,148,729
				11,332,137
Virgin Islands–0.11%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(b)	5.00%	09/01/2024	1,650	1,650,000
Series 2015, RB(b)	5.00%	09/01/2025	1,500	1,517,826
				3,167,826
Virginia–0.70%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(d)	5.00%	07/01/2041	4,910	5,017,930
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(c)	5.00%	07/01/2026	5,000	5,210,765
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	3,290	3,136,475
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,277,636
Series 2023, RB	6.50%	09/01/2043	3,250	3,718,501
				20,361,307
Washington–6.03%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2041	8,990	9,278,503
Energy Northwest (Columbia Generating Station);
Series 2015 A, Ref. RB	5.00%	07/01/2038	5,760	5,834,275
Series 2022, Ref. RB	5.00%	07/01/2033	16,300	18,827,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	$ 3,795	$ 3,928,647
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program); Series 2016, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	1,800	1,837,888
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,786,469
Seattle (Port of), WA;
Series 2015 B, Ref. RB(a)(c)	5.00%	11/12/2024	4,545	4,561,041
Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,187,876
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,661,171
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB	5.00%	12/01/2040	2,075	2,116,447
Tacoma (City of), WA; Series 2024 B, Ref. RB	5.00%	01/01/2038	1,000	1,150,126
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,163,583
Washington (State of);
Series 2015 A-1, GO Bonds(a)(c)	5.00%	10/07/2024	4,860	4,868,662
Series 2015 B, GO Bonds	5.00%	02/01/2039	1,575	1,584,726
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,574,763
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,180	1,212,191
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,463,067
Series 2016 D, GO Bonds	5.00%	02/01/2041	3,425	3,500,278
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,219,547
Series 2017 A, GO Bonds	5.00%	08/01/2033	1,075	1,116,049
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,273,252
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,242,050
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB	4.00%	06/01/2035	4,140	4,141,729
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,191,543
Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,859,492
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(g)	4.32%	01/01/2025	5,650	5,652,271
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,943,819
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,499,925
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,335,959
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,650,178
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,000,596
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,312	2,196,509
				175,860,465
West Virginia–0.08%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,220,115
Series 2023, RB	5.00%	06/01/2039	1,125	1,236,263
				2,456,378
Wisconsin–1.51%
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018, Ref. RB(a)	5.00%	01/29/2025	4,600	4,620,687
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,826,919
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	5,000	5,130,361
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	518,423
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	10,000	10,273,342
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,628
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group); Series 2015, Ref. RB(a)(c)	5.00%	11/12/2024	1,535	1,540,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(b)	5.75%	07/01/2033	$ 485	$ 509,150
Series 2023, RB(b)	6.63%	07/01/2043	650	681,360
Series 2024, RB(b)	5.50%	12/15/2028	4,265	4,290,367
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,095	1,097,935
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,068,264
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	3,400	3,484,299
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,460	1,488,207
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(b)	5.63%	12/15/2030	2,000	2,006,910
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(b)	5.00%	07/15/2030	1,500	1,507,650
				44,044,919
Total Municipal Obligations (Cost $2,840,756,302)				2,879,836,893
			Shares
MuniFund Preferred Shares–0.41%
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D (Cost $12,000,000)(b)			12,000,000	12,000,000
TOTAL INVESTMENTS IN SECURITIES(j)–99.21% (Cost $2,852,756,302)				2,891,836,893
OTHER ASSETS LESS LIABILITIES–0.79%				23,095,157
NET ASSETS–100.00%				$2,914,932,050
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $91,297,298, which represented 3.13% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at August 31, 2024 was $4,907,254, which represented less than 1% of the Fund’s Net Assets.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $2,852,756,302)	$2,891,836,893
Cash	4,918,244
Receivable for:
Investments sold	1,021,867
Fund shares sold	3,732,106
Interest	33,554,394
Investment for trustee deferred compensation and retirement plans	213,200
Other assets	131,159
Total assets	2,935,407,863
Liabilities:
Payable for:
Investments purchased	13,325,871
Dividends	2,775,472
Fund shares reacquired	3,316,317
Accrued fees to affiliates	725,972
Accrued trustees’ and officers’ fees and benefits	1,534
Accrued other operating expenses	102,471
Trustee deferred compensation and retirement plans	228,176
Total liabilities	20,475,813
Net assets applicable to shares outstanding	$2,914,932,050
Net assets consist of:
Shares of beneficial interest	$3,012,944,070
Distributable earnings (loss)	(98,012,020)
$2,914,932,050
Net Assets:
Class A	$1,112,471,755
Class A2	$27,881,130
Class C	$36,340,241
Class Y	$1,159,749,876
Class R5	$678,423
Class R6	$577,810,625
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	100,816,675
Class A2	2,525,269
Class C	3,294,463
Class Y	105,148,372
Class R5	61,475
Class R6	52,386,336
Class A:
Net asset value per share	$11.03
Maximum offering price per share (Net asset value of $11.03 ÷ 97.50%)	$11.31
Class A2:
Net asset value per share	$11.04
Maximum offering price per share (Net asset value of $11.04 ÷ 99.00%)	$11.15
Class C:
Net asset value and offering price per share	$11.03
Class Y:
Net asset value and offering price per share	$11.03
Class R5:
Net asset value and offering price per share	$11.04
Class R6:
Net asset value and offering price per share	$11.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Limited Term Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$57,246,994
Expenses:
Advisory fees	3,319,660
Administrative services fees	212,687
Custodian fees	9,100
Distribution fees:
Class A	1,429,879
Class C	206,740
Transfer agent fees — A, A2, C and Y	958,256
Transfer agent fees — R5	332
Transfer agent fees — R6	44,051
Trustees’ and officers’ fees and benefits	22,880
Registration and filing fees	105,443
Reports to shareholders	67,046
Professional services fees	87,210
Other	27,724
Total expenses	6,491,008
Less: Expense offset arrangement(s)	(914)
Net expenses	6,490,094
Net investment income	50,756,900
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,259,085))	(1,486,847)
Change in net unrealized appreciation of unaffiliated investment securities	5,273,673
Net realized and unrealized gain	3,786,826
Net increase in net assets resulting from operations	$54,543,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$50,756,900	$103,826,014
Net realized gain (loss)	(1,486,847)	(25,938,722)
Change in net unrealized appreciation	5,273,673	45,717,933
Net increase in net assets resulting from operations	54,543,726	123,605,225
Distributions to shareholders from distributable earnings:
Class A	(19,157,025)	(39,548,725)
Class A2	(501,637)	(1,020,314)
Class C	(538,363)	(1,210,143)
Class Y	(20,602,866)	(40,854,048)
Class R5	(12,837)	(25,334)
Class R6	(10,676,188)	(20,809,390)
Total distributions from distributable earnings	(51,488,916)	(103,467,954)
Share transactions–net:
Class A	(60,728,190)	(207,345,316)
Class A2	43,158	(3,342,728)
Class C	(8,288,069)	(15,276,454)
Class Y	31,537,719	(152,069,826)
Class R5	(37,336)	(62,689)
Class R6	(8,358,355)	(46,192,480)
Net increase (decrease) in net assets resulting from share transactions	(45,831,073)	(424,289,493)
Net increase (decrease) in net assets	(42,776,263)	(404,152,222)
Net assets:
Beginning of period	2,957,708,313	3,361,860,535
End of period	$2,914,932,050	$2,957,708,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Limited Term Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$11.02	$0.18	$0.02	$0.20	$(0.19)	$11.03	1.80%	$1,112,472	0.59%(d)	0.59%(d)	—%	3.30%(d)	14%
Year ended 02/29/24	10.94	0.34	0.08	0.42	(0.34)	11.02	3.94	1,172,249	0.59	0.59	—	3.15	60
Year ended 02/28/23	11.28	0.23	(0.37)	(0.14)	(0.20)	10.94	(1.21)	1,370,337	0.58	0.58	—	2.12	96
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62	0.62	0.58	1.05	23
Year ended 02/28/21	11.52	0.19	0.01	0.20	(0.20)	11.52	1.75	1,414,161	0.62	0.62	0.61	1.65	19
Year ended 02/29/20	11.25	0.22	0.30	0.52	(0.25)	11.52	4.68	1,115,905	0.61	0.61	—	1.98	26
Class A2
Six months ended 08/31/24	11.03	0.20	0.01	0.21	(0.20)	11.04	1.92	27,881	0.34(d)	0.34(d)	—	3.55(d)	14
Year ended 02/29/24	10.95	0.37	0.08	0.45	(0.37)	11.03	4.20	27,807	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.28	0.26	(0.36)	(0.10)	(0.23)	10.95	(0.87)	31,001	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37	0.37	0.33	1.30	23
Year ended 02/28/21	11.53	0.22	0.01	0.23	(0.23)	11.53	2.00	32,880	0.37	0.37	0.36	1.90	19
Year ended 02/29/20	11.25	0.25	0.31	0.56	(0.28)	11.53	5.02	47,719	0.36	0.36	—	2.23	26
Class C
Six months ended 08/31/24	11.02	0.14	0.01	0.15	(0.14)	11.03	1.42	36,340	1.34(d)	1.34(d)	—	2.55(d)	14
Year ended 02/29/24	10.94	0.26	0.08	0.34	(0.26)	11.02	3.17	44,610	1.34	1.34	—	2.40	60
Year ended 02/28/23	11.27	0.15	(0.36)	(0.21)	(0.12)	10.94	(1.86)	59,567	1.33	1.33	—	1.37	96
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37	1.37	1.33	0.30	23
Year ended 02/28/21	11.52	0.10	0.01	0.11	(0.11)	11.52	0.99	95,786	1.37	1.37	1.36	0.90	19
Year ended 02/29/20	11.24	0.14	0.31	0.45	(0.17)	11.52	3.99	108,818	1.36	1.36	—	1.23	26
Class Y
Six months ended 08/31/24	11.02	0.20	0.01	0.21	(0.20)	11.03	1.92	1,159,750	0.34(d)	0.34(d)	—	3.55(d)	14
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.20	1,126,813	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.27	0.26	(0.36)	(0.10)	(0.23)	10.94	(0.87)	1,272,667	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37	0.37	0.33	1.30	23
Year ended 02/28/21	11.52	0.22	0.01	0.23	(0.23)	11.52	2.00	991,334	0.37	0.37	0.36	1.90	19
Year ended 02/29/20	11.24	0.25	0.31	0.56	(0.28)	11.52	5.02	721,346	0.36	0.36	—	2.23	26
Class R5
Six months ended 08/31/24	11.02	0.20	0.02	0.22	(0.20)	11.04	2.01	678	0.35(d)	0.35(d)	—	3.54(d)	14
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.18	716	0.36	0.36	—	3.38	60
Year ended 02/28/23	11.28	0.26	(0.37)	(0.11)	(0.23)	10.94	(0.96)	774	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36	0.36	0.32	1.31	23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.23)	11.52	2.14	2,165	0.25	0.25	0.23	2.02	19
Year ended 02/29/20	11.23	0.26	0.31	0.57	(0.29)	11.51	5.10	2,377	0.29	0.29	—	2.30	26
Class R6
Six months ended 08/31/24	11.02	0.20	0.01	0.21	(0.20)	11.03	1.95	577,811	0.28(d)	0.28(d)	—	3.61(d)	14
Year ended 02/29/24	10.94	0.38	0.08	0.46	(0.38)	11.02	4.26	585,514	0.28	0.28	—	3.46	60
Year ended 02/28/23	11.27	0.27	(0.36)	(0.09)	(0.24)	10.94	(0.81)	627,516	0.27	0.27	—	2.43	96
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31	0.31	0.27	1.36	23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.24)	11.51	2.08	347,684	0.30	0.30	0.28	1.97	19
Year ended 02/29/20	11.24	0.26	0.30	0.56	(0.29)	11.51	5.01	266,014	0.28	0.28	—	2.31	26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Limited Term Municipal Income Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is federal tax-exempt current income.
The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class A2 shares are closed to new investors. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,
27	Invesco Limited Term Municipal Income Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.23%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the
28	Invesco Limited Term Municipal Income Fund

Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $26,604 and $12 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $46,046, $0 and $501 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $45,704,934 and securities sales of $38,372,735, which resulted in net realized gains (losses) of $(1,259,085).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $914.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
29	Invesco Limited Term Municipal Income Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$97,595,592	$45,542,550	$143,138,142
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $419,634,155 and $374,057,369, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$45,001,397
Aggregate unrealized (depreciation) of investments	(7,325,681)
Net unrealized appreciation of investments	$37,675,716
Cost of investments for tax purposes is $2,854,161,177.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	9,946,124	$109,195,656	25,151,525	$274,520,389
Class A2	83,200	915,983	376,793	4,168,466
Class C	177,781	1,946,565	383,105	4,184,523
Class Y	18,691,007	205,116,735	43,049,295	470,552,315
Class R5	5,950	65,700	-	-
Class R6	7,558,946	82,929,450	19,333,764	211,253,305
Issued as reinvestment of dividends:
Class A	1,263,565	13,847,866	2,705,059	29,602,989
Class A2	20,525	225,108	43,629	477,935
Class C	38,905	426,267	90,253	987,549
Class Y	1,045,235	11,454,038	2,152,166	23,540,730
Class R5	652	7,143	1,318	14,427
Class R6	806,561	8,838,375	1,600,423	17,504,006
Automatic conversion of Class C shares to Class A shares:
Class A	448,428	4,926,618	376,921	4,115,808
Class C	(448,628)	(4,926,618)	(377,078)	(4,115,808)
30	Invesco Limited Term Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(17,192,976)	$(188,698,330)	(47,121,378)	$(515,584,502)
Class A2	(99,833)	(1,097,933)	(730,791)	(7,989,129)
Class C	(522,112)	(5,734,283)	(1,493,704)	(16,332,718)
Class Y	(16,864,966)	(185,033,054)	(59,294,107)	(646,162,871)
Class R5	(10,082)	(110,179)	(7,070)	(77,116)
Class R6	(9,125,324)	(100,126,180)	(25,171,987)	(274,949,791)
Net increase (decrease) in share activity	(4,177,042)	$(45,831,073)	(38,931,864)	$(424,289,493)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
31	Invesco Limited Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Limited Term Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Investment Grade Short Intermediate Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and above the performance of the Index for the three year period.
32	Invesco Limited Term Municipal Income Fund

The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
33	Invesco Limited Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
34	Invesco Limited Term Municipal Income Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	LTMI-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ■ C: VMICX ■ Y: VMIIX ■ Investor: VMINX ■ R6: VKMSX

2	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
34	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.57%
Alabama–2.63%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$ 4,200	$ 4,211,989
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,276,020
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	15,073,041
Energy Southeast A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,893,884
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,301,646
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007; Cost $784,728)(c)(d)	5.50%	01/01/2043	900	504,000
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,403,397
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,465,065
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	27,000	29,710,454
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(a)	5.00%	05/01/2032	5,000	5,366,195
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,899,594
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	5,000	5,080,120
				91,185,405
Alaska–0.28%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(f)	5.50%	10/01/2042	9,000	9,584,762
Arizona–1.99%
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.25%	07/01/2047	4,500	4,519,571
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(e)	5.50%	07/01/2036	5,565	5,673,952
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.75%	07/15/2048	3,150	3,198,683
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,454,138
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,185,425
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,380,797
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,069,428
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(e)	5.00%	07/01/2036	2,500	2,519,360
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	12,027,700
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	5,000	4,999,600
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,280	13,673,326
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,458,349
				69,160,329
Arkansas–0.61%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(e)	4.75%	09/01/2049	5,000	5,038,891
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	5,260,539
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,335,257
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	5,532,519
				21,167,206
California–10.08%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(g)	5.00%	10/01/2029	5,000	5,649,294
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	40	32,760
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2050	$ 4,400	$ 4,403,568
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,117,829
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,758,475
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,193,821
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	10,000	10,834,331
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,293,820
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,401,416
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	10,000	1,972,926
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	2,230,583
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(h)	0.00%	06/01/2046	20,000	5,589,052
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	10,000	11,464,028
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,100,664
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	9,413	9,692,079
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,469	3,666,077
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(e)	8.00%	08/15/2025	7,165	7,233,591
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	10,000	10,188,441
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	3,160	3,177,960
Series 2012, RB(b)(e)	5.00%	11/21/2045	6,705	6,716,740
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	11/21/2045	5,250	5,431,129
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2046	3,000	3,014,689
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(e)	5.00%	12/01/2041	6,475	6,563,937
Series 2016 A, RB(e)	5.25%	12/01/2056	6,150	6,220,649
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB (INS - AGM)(i)	5.25%	10/01/2024	60	60,108
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(e)(h)	0.00%	06/01/2055	45,000	2,563,691
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2029	1,585	1,386,986
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(g)(h)	0.00%	08/01/2025	3,270	2,219,753
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	1,000	537,654
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	3,964,972
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	3,182,411
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	82,850	9,674,991
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(i)	5.00%	08/01/2026	2,000	2,097,830
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2034	1,500	1,078,853
Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(h)	0.00%	06/01/2036	25,000	11,629,018
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	305,586
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	10,491,964
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	12,245,027
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,770,111
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,661,307
Los Angeles Unified School District (Sustainability Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,662,638
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(h)(i)	0.00%	08/01/2035	3,260	2,282,408
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(j)	2.40%	07/01/2047	4,350	4,350,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Morongo Band of Mission Indians (The); Series 2018 A, RB(e)	5.00%	10/01/2042	$ 4,800	$ 4,856,241
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	5,000	6,486,927
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2037	1,170	733,927
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2038	4,770	2,827,245
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2039	5,010	2,818,534
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2040	5,260	2,803,841
Series 2009 B, GO Bonds (INS - AGM)(h)(i)	0.00%	08/01/2041	5,520	2,779,425
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	1,058,110
Regents of the University of California Medical Center; Series 2013 K, VRD RB(j)	2.50%	05/15/2047	1,000	1,000,000
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2024 M, RB	5.00%	11/15/2049	5,800	6,529,018
Series 2024 M, RB	5.00%	11/15/2054	2,900	3,239,083
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,879,891
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(i)	5.00%	07/01/2051	3,035	3,277,982
Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,668,568
San Diego Unified School District (Election of 2018); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,959,383
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2017 A, RB(b)	5.25%	05/01/2042	12,500	12,854,432
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,378,888
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,024,525
San Mateo Foster City School District; Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	5,325,231
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	11,584,118
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	1,957,400
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,285	4,345,818
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,185,295
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,032,824
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(h)(i)	0.00%	08/01/2027	7,865	7,240,665
				349,960,538
Colorado–2.10%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	930,246
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(e)	5.00%	12/01/2049	1,600	1,538,233
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(e)	5.00%	12/01/2037	3,500	3,503,605
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,984,935
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,225,370
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	16,177,693
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,721,925
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,356,033
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,551,564
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,729,780
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,079,441
				72,798,825
Connecticut–0.48%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2034	2,000	2,181,316
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	2,823,315
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,718,357
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(e)	5.00%	09/01/2046	3,990	3,927,229
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,340
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,000,099
				16,650,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.43%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	$ 6,665	$ 6,634,050
Series 2022 A, RB	5.00%	07/01/2047	11,675	12,721,092
Series 2023 A, RB	5.25%	05/01/2048	7,255	8,107,113
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	1,180	1,251,898
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,130,284
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	25,000	5,665,640
Series 2006 C, RB(h)	0.00%	06/15/2055	34,000	3,372,997
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,781,074
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGM)(h)(i)	0.00%	10/01/2037	17,565	9,672,234
Series 2016 A, Ref. RB(b)	5.00%	10/01/2034	5,295	5,437,753
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	24,612,564
Series 2024 A, Ref. RB(b)	5.50%	10/01/2054	5,000	5,485,024
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,938,745
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	17,500	19,195,795
				119,006,263
Florida–8.92%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	19,258,392
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	5,169,801
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,894,466
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	14,564,568
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2055	2,000	1,775,328
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	2,500	1,921,573
Collier (County of), FL Industrial Development Authority; Series 2024, Ref. VRD RB (LOC - Northern Trust Co.)(b)(j)(l)	3.00%	12/31/2055	7,000	7,000,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $745,694)(c)(d)(e)	7.25%	05/15/2026	746	20,134
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,821,324)(c)(d)(e)	7.75%	05/15/2035	1,864	50,334
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	12,605	12,968,475
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,111,041
Florida Development Finance Corp.; Series 2022, RB(a)(b)(e)	8.25%	02/14/2025	5,000	5,048,002
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(e)	12.00%	07/15/2028	6,000	6,405,031
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.00%	07/01/2044	10,000	10,524,164
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2047	6,000	6,343,225
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2053	9,125	9,624,941
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	11,310,387
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(e)	6.00%	06/15/2035	2,935	2,966,694
Series 2020 C, Ref. RB(e)	5.00%	09/15/2050	2,200	2,023,026
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,174,060
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,629,944
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,728,645)(c)(d)	6.00%	04/01/2038	4,820	337,404
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2024, RB(b)	5.50%	10/01/2054	10,000	11,013,038
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.50%	11/15/2054	12,500	14,164,911
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	5,000	5,613,385
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,570	3,607,730
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	3,949,738
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	2,917,208
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,441,367
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,918,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	$ 1,010	$ 1,011,221
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,046,219
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	6,000	6,139,741
Series 2019 B, RB	4.00%	10/01/2049	15,000	14,528,965
Series 2021, RB	4.00%	10/01/2051	5,000	4,811,632
Series 2024 A, RB	5.25%	10/01/2054	9,530	10,499,263
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(i)	4.00%	10/01/2045	28,000	26,312,656
Subseries 2021 A-2, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	11,290	11,038,276
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(i)	5.00%	07/01/2035	3,350	3,352,943
Miami-Dade (County of), FL Industrial Development Authority; Series 2024, VRD RB(b)(j)	3.10%	05/01/2054	14,500	14,500,000
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,780,996
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,156,346
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,029,995
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,462,339
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	496,610
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	470,071
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	456,024
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	735,205
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	788,175
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	567,759
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(i)	6.00%	10/01/2029	3,000	3,493,644
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(e)	5.25%	05/01/2054	1,000	1,035,660
				309,461,005
Georgia–2.41%
Atlanta (City of), GA Department of Aviation;
Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,707,558
Series 2024 B, RB(b)	5.25%	07/01/2054	6,000	6,446,091
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	4,866,659
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	9,595	9,763,059
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,750,069
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(e)	5.88%	06/15/2047	1,680	1,724,190
Series 2017 A, RB(e)	6.00%	06/15/2052	1,530	1,570,758
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,104,206
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,331,315
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,422,358
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,386,317
Series 2024 A, RB(a)	5.00%	09/01/2031	7,565	8,177,472
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	5,250	5,323,140
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(e)	4.00%	01/01/2038	7,210	7,121,615
				83,694,807
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,067,898
Hawaii–0.27%
Hawaii (State of); Series 2015 A, RB(b)	5.00%	07/01/2045	5,030	5,057,604
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB(b)	3.25%	01/01/2025	4,500	4,396,160
				9,453,764
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–6.74%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	$ 3,300	$ 3,314,463
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,505,938
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,013,632
Series 2014, RB	5.00%	11/01/2044	1,905	1,906,941
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,458,802
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,007,674
Series 2017 A, RB (INS - AGM)(i)	5.25%	01/01/2042	2,000	2,062,481
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,827,758
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,934,269
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(e)	7.00%	01/15/2029	1,903	1,904,225
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,140	1,140,706
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	247	180,693
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,542,249
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,797,764
Series 2022 A, RB(b)(f)(n)	5.25%	01/01/2053	15,000	15,786,621
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,193,811
Series 2024 A, RB(b)	5.50%	01/01/2053	8,100	8,849,266
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,123,879
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	3,029,084
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	7,209,241
Series 2023, RB	5.75%	04/01/2048	5,000	5,568,432
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	6,006,195
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2015 C, GO Bonds	5.00%	12/01/2028	4,000	4,025,262
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	8,195	8,208,793
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	499	478,171
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,653,274
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,714,207
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,303,619
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,329,217
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,961,790
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,925,206
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,867,612
Series 2024 B, GO Bonds	5.25%	05/01/2045	4,000	4,404,413
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,469,041
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,605
Illinois (State of) Finance Authority;
Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,286,124
Series 2023, RB(a)(b)(e)	7.25%	09/03/2030	5,000	5,354,616
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,865	1,865,000
Series 2014 A, RB(a)(g)	5.00%	09/01/2024	1,290	1,290,000
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,596,025)(d)	5.00%	11/01/2035	3,430	2,466,238
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,340,803)(d)	5.00%	11/01/2040	2,245	1,456,598
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	778	425,136
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(g)	5.00%	05/15/2025	1,050	1,063,755
Series 2015, Ref. RB(a)(g)	5.25%	05/15/2025	2,355	2,389,891
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,470,824
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,035,232
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,799,247
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	10,000	10,138,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	$ 6,645	$ 6,233,938
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2031	2,630	2,643,237
Series 2014, Ref. RB (INS - AGM)(i)	5.25%	06/15/2032	2,395	2,407,054
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(m)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB(g)	5.00%	06/01/2026	8,000	8,286,748
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,252,540
				234,006,303
Indiana–0.32%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,611,570
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,749,573
Series 2016, RB	5.00%	07/01/2041	1,500	1,531,963
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(e)	4.88%	01/01/2044	3,000	3,117,198
				11,010,304
Iowa–0.53%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,011,639
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(g)	5.00%	12/01/2032	10,215	11,880,324
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,018,810
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	325	326,129
				18,236,902
Kansas–0.12%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,516,539
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,482,887
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,180,562
				4,179,988
Kentucky–1.95%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	459,270
Series 2019, Ref. RB	4.00%	02/01/2036	380	372,808
Series 2019, Ref. RB	4.00%	02/01/2037	375	366,605
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,048,090
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,044,508
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,075,302
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(i)	5.00%	12/01/2045	15,300	15,818,886
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,710,024
Series 2015 A, RB	5.00%	07/01/2040	12,705	12,747,453
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,181,989
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,026,780
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	6,031,541
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,796,873
				67,680,129
Louisiana–1.75%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(i)	4.00%	12/01/2038	6,000	6,085,560
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2054	$ 9,000	$ 9,770,781
Series 2024, RB(b)	5.50%	09/01/2059	5,000	5,403,081
Series 2024, RB(b)	5.75%	09/01/2064	7,500	8,216,314
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(g)	5.50%	05/15/2026	1,010	1,057,826
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,497,500
New Orleans (City of), LA;
Series 2015, RB(a)(g)	5.00%	12/01/2025	3,000	3,090,624
Series 2015, RB(a)(g)	5.00%	12/01/2025	5,500	5,666,144
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(i)	5.00%	10/01/2048	5,000	5,156,530
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,907,925
				60,852,285
Maryland–1.45%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,000	9,926,438
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,102,841
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,669,123
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(e)	5.13%	07/01/2037	1,265	1,274,667
Series 2017 A, RB(e)	5.25%	07/01/2047	4,295	4,302,490
Series 2017 A, RB(e)	5.38%	07/01/2052	1,530	1,534,049
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,069,957
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,142,309
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,005,639
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,791,193
Rib Floater Trust; Series 2022-024, VRD RB (LOC - Barclays Bank PLC)(e)(j)(l)	3.19%	11/15/2049	5,000	5,000,000
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,466,805
				50,285,511
Massachusetts–1.86%
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	13,000	10,525,917
Series 2024 B, RB	5.25%	07/01/2054	10,000	11,142,018
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,071,328
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,225,177
Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,098,671
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,045,673
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,046,873
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,002,724
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	899,436
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,607,405
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,046,832
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,137,683
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	9,712,117
				64,561,854
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.59%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	$ 1,230	$ 1,230,929
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,269,510
Series 2020, RB	5.00%	05/15/2055	2,520	2,278,900
Michigan (State of); Series 2021, RB	4.00%	11/15/2046	15,000	14,661,825
Michigan (State of) Building Authority (Facilities Program);
Series 2021 I, RB	4.00%	10/15/2046	7,000	6,884,782
Series 2024, VRD RB(j)	2.95%	04/15/2059	5,000	5,000,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	740	760,708
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,073,602
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	2,596,257
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,002,768
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,610,323
				55,369,604
Minnesota–0.73%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(b)	5.25%	01/01/2049	15,000	16,249,211
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,940,827
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,034,202
				25,224,240
Mississippi–0.13%
West Rankin Utility Authority; Series 2018, RB(a)(g)	5.00%	01/01/2028	4,050	4,367,427
Missouri–1.86%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(i)	5.00%	03/01/2049	11,975	12,229,491
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	10,462,083
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	1,150	1,056,889
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	5.00%	02/01/2040	1,500	1,480,479
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,542,431
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,521,158
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,000	4,026,345
Series 2019 A, RB	5.00%	02/01/2042	3,000	3,076,383
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,248,644
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,826,707
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,751,491
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,494,832
				64,716,933
Montana–0.07%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,297,407
Nebraska–0.68%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,853,456
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,827,635
Series 2021 A, RB (INS - AGM)(i)	4.00%	02/01/2051	5,000	4,866,506
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	5,158,968
				23,706,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.21%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	$ 2,900	$ 2,902,553
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2049	4,200	4,491,471
				7,394,024
New Hampshire–0.58%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	4,650	4,695,664
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,998	4,903,814
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(e)	3.75%	07/02/2040	1,205	1,028,509
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	740	625,245
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,548	6,481,373
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	2,500	2,574,218
				20,308,823
New Jersey–5.25%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(i)	5.75%	11/01/2028	6,000	6,345,682
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR(b)(g)	5.00%	12/01/2024	455	456,991
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,908,930
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	10,000	10,971,736
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,828,635
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - AMBAC)(i)	5.50%	09/01/2024	3,885	3,885,000
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,865,634
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	565	565,339
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,381,061
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,185
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	5.25%	03/01/2054	5,110	5,768,483
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	7,179,656
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,550,766
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(h)(i)	0.00%	12/15/2026	10,000	9,333,940
Series 2006 C, RB (INS - NATL)(h)(i)	0.00%	12/15/2031	7,410	5,788,073
Series 2014, RN	5.00%	06/15/2032	3,000	3,221,303
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,524,272
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,440,955
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,363,066
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,462,505
Series 2018 A, RN(f)(n)	5.00%	06/15/2030	5,000	5,158,105
Series 2018 A, RN(f)(n)	5.00%	06/15/2031	7,500	7,720,706
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,184,060
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,668,115
Series 2020 AA, RB	4.00%	06/15/2050	11,760	11,315,590
Series 2022, RB	5.50%	06/15/2050	5,000	5,519,574
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,110,146
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,768,977
Series 2022 B, RB	5.25%	01/01/2052	12,000	13,327,884
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,246,019
				182,362,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.03%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	$ 1,250	$ 1,169,020
New York–11.34%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,307,238
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,449,174
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,956,438
Metropolitan Transportation Authority;
Series 2024 A, Ref. RB	5.50%	11/15/2047	3,000	3,365,294
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,456,401
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,356,508
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,683,967
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2045	10,000	9,830,938
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,176,916
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,576,483
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,868,521
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,737,745
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,256,620
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,659,026
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,825,832
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,611,956
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,349,250
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,933,939
New York (City of), NY Municipal Water Finance Authority; Subseries 2024 AA-1, RB	5.25%	06/15/2053	5,000	5,556,760
New York (City of), NY Transitional Finance Authority;
Series 2013, RB(a)(g)	5.00%	10/28/2024	45	45,131
Series 2019, RB	4.00%	11/01/2042	10,000	10,011,715
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,864,080
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,545,351
Series 2024, RB	5.25%	05/01/2051	10,470	11,657,750
New York (State of) Dormitory Authority;
Series 2021, Ref. RB	4.00%	03/15/2040	10,855	10,978,484
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,588,082
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	7,000	6,975,146
Series 2020 A, Ref. RB	4.00%	11/15/2055	5,000	4,926,870
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,715,467
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,118,057
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,230,229
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	10,905	10,914,129
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,868,068
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,903,837
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2023, RB(b)	6.00%	06/30/2054	20,000	21,863,764
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,572,481
Series 2024, RB(b)	5.25%	06/30/2049	6,000	6,327,647
Series 2024, RB(b)	5.50%	06/30/2054	10,000	10,726,278
Series 2024, RB (INS - AGM)(b)(i)	5.25%	06/30/2060	9,000	9,551,854
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(b)	5.00%	08/01/2026	9,015	9,028,699
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,190,552
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,269,959
Series 2020, RB(b)	4.38%	10/01/2045	4,165	4,012,023
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,814,819
Series 2023, RB(b)	6.00%	04/01/2035	10,000	11,249,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	$ 2,000	$ 2,149,462
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,371,413
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,894,769
Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,400,253
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	280	283,518
Series 2005 A, RB(e)(h)	0.00%	08/15/2045	53,375	15,870,309
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	6.00%	12/01/2053	5,170	5,433,667
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,402,553
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,461,085
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,481,686
				393,657,611
North Carolina–0.27%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	1,855	1,855,847
Series 2020, RB	5.00%	10/01/2040	1,050	1,069,781
Series 2020, RB	5.00%	10/01/2045	1,000	1,004,640
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(i)	5.00%	01/01/2038	5,000	5,323,126
				9,253,394
North Dakota–0.45%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,510,154
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	3,000	3,398,993
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	10,830,761
				15,739,908
Ohio–3.90%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,071,059
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	10,188,173
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,686,335
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,240	25,997,933
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	1,951,337
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,176,252
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,161,592
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	2,450	2,451,891
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(h)(i)	0.00%	11/15/2025	2,895	2,789,803
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,055,654
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,154,964
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,168,020
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	10,000	11,749,464
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2046	6,505	6,462,369
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,644,195
Hamilton (County of), OH (Trihealth, Inc. Obligated); Series 2021, Ref. VRD RB(j)	2.50%	08/15/2051	3,000	3,000,000
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,522,155
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,397,767
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,639,121
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,024,890
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,664
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,551,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	$ 3,000	$ 3,004,445
University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	8,725	9,515,936
				135,212,016
Oklahoma–0.90%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,766,323
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,192,005
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,636,059
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,512,160
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	5,038,205
				31,144,752
Oregon–0.43%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,047,497
Series 2018 A, RB	5.00%	05/15/2052	500	472,073
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,011,531
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,252,814
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,366,097
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,859,953
Oregon (State of); Series 2020 M, VRD GO Bonds(j)	2.65%	12/01/2044	335	335,000
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,454,353
				14,799,318
Pennsylvania–3.59%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,455,406
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	5,159,426
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,304,351
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,601,555
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(j)	3.64%	09/01/2045	4,000	4,000,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	4,000	4,420,344
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,892,532
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,342,775
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,596,363
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,174,401
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,145,909
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	8,147,378
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,589,710
Series 2024 C, RB	5.25%	12/01/2054	8,750	9,697,830
Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,590,520
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,619,230
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,540,185
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,801,623
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(i)	5.00%	06/01/2026	2,360	2,445,408
				124,524,946
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–1.32%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$ 4,780	$ 4,804,710
Series 2002, RB	5.63%	05/15/2043	1,250	1,264,515
Series 2008 A, RB(h)	0.00%	05/15/2057	47,430	3,264,559
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	16,154,320
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $2,799,884) (INS - NATL)(d)(i)	5.25%	07/01/2030	2,700	2,654,652
Series 2012 A, RB (Acquired 02/13/2020; Cost $4,323,313)(c)(d)	5.00%	07/01/2042	5,525	2,983,500
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,402,065
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,586,438
Series 2018 A-1, RB(h)	0.00%	07/01/2046	21,000	7,081,064
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,519,901
				45,715,724
South Carolina–2.23%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,834,562
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,635	1,619,288
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,680,957
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,377,531
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,814,414
Series 2024, RB	5.50%	11/01/2054	10,000	11,163,583
South Carolina (State of) Ports Authority; Series 2015, RB(a)(b)(g)	5.00%	07/01/2025	10,000	10,161,166
South Carolina (State of) Public Service Authority;
Series 2013 E, Ref. RB(a)(g)	5.50%	10/23/2024	12,425	12,464,380
Series 2021 B, RB	5.00%	12/01/2040	3,300	3,556,244
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,090	6,768,380
Series 2024 B, Ref. RB (INS - AGM)(i)	5.00%	12/01/2054	2,750	2,952,064
				77,392,569
Tennessee–1.22%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	3,500	3,801,534
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,233,143
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(i)	5.25%	07/01/2049	1,250	1,345,646
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,189,857
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,000	10,173,108
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	992,019
Series 2014, RB	5.25%	12/01/2044	1,165	1,122,712
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,326,387
				42,184,406
Texas–11.51%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(f)	5.00%	02/15/2045	15,000	15,387,966
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,806
Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	10,000	10,737,197
Board of Regents of the University of Texas System; Series 2019 B, RB	5.00%	08/15/2049	15,000	17,877,372
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,021,284
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,092,274
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	$ 6,750	$ 6,603,860
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	10,000	9,775,111
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB(a)(g)	5.00%	09/01/2024	1,250	1,250,000
Series 2014 A, Ref. RB(a)(g)	5.25%	09/01/2024	1,500	1,500,000
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,796,024
Forney Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,460	7,331,642
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	7,110	6,823,166
Grand Parkway Transportation Corp.;
Series 2020, Ref. RB	4.00%	10/01/2049	15,300	14,615,773
Series 2020, Ref. RB (INS - AGM)(i)	4.00%	10/01/2049	10,205	9,869,166
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(i)	5.25%	08/15/2031	6,665	7,751,986
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(j)(l)	2.90%	02/15/2042	5,100	5,100,000
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,860,103
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	8,720	9,688,222
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,930,884
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,533,283
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,960,982
Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	5,378,115
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2026	8,750	8,217,828
Series 2001 B, RB (INS - AGM)(h)(i)	0.00%	09/01/2027	3,600	3,269,791
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,385,029
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,808,058
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,783,723
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,705	1,705,347
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,814,997
Series 2023, Ref. RB (INS - AGM)(i)	5.25%	05/15/2053	10,000	10,984,516
Magnolia Independent School District; Series 2023, GO Bonds(g)	4.00%	08/15/2047	6,155	6,101,916
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,301,961
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(c)	5.13%	02/15/2042	723	7,225
Series 2016, Ref. RB(c)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(e)	4.63%	10/01/2031	10,000	10,014,368
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	12,020
Series 2021, RB	2.00%	11/15/2061	362	136,711
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,964,011
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	880	864,691
Series 2016 A, RB	5.38%	11/15/2036	865	792,670
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,072,683
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,801,633
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,139,529
Series 2020, RB	5.25%	10/01/2055	5,000	4,592,402
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	6,849,047
Series 2016, RB	5.00%	01/01/2036	3,400	3,467,062
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2028	12,800	11,562,714
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2029	2,165	1,892,832
Series 2008 D, Ref. RB (INS - AGC)(h)(i)	0.00%	01/01/2031	4,710	3,832,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	$ 3,000	$ 2,883,966
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(g)	6.75%	11/15/2024	210	211,373
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,568,662
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	396,707
Series 2016, RB	5.75%	09/15/2036	145	145,566
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	5,250	5,812,215
Series 2024 E, Ref. RB	5.25%	02/01/2049	5,000	5,565,217
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2032	1,250	1,250,965
Series 2011, RB (INS - AGM)(i)	5.00%	10/01/2037	1,000	986,536
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,794,170
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,485,000)(c)(d)	5.75%	02/15/2025	1,485	816,750
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(d)	5.75%	02/15/2029	1,500	825,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(d)	6.38%	02/15/2048	1,000	550,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(d)	6.38%	02/15/2052	5,000	2,750,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,204,352
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	486,700
Series 2020, Ref. RB	6.75%	11/15/2051	500	474,306
Series 2020, Ref. RB	6.88%	11/15/2055	500	476,277
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,458,006
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,099,499
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(h)(i)	0.00%	08/15/2027	970	885,331
Series 2002, RB(g)(h)	0.00%	08/15/2027	30	27,556
Series 2015 B, Ref. RB(a)(g)(h)	0.00%	11/04/2024	7,670	4,588,452
Series 2015 B, Ref. RB(a)(g)(h)	0.00%	11/04/2024	9,995	5,712,622
Texas (State of) Water Development Board (Master Trust);
Series 2021, RB	4.00%	10/15/2051	7,360	7,047,111
Series 2022, RB	5.00%	10/15/2047	16,380	17,785,614
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,457,964
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB(b)	5.00%	12/31/2045	10,400	10,470,911
Series 2016, RB(b)	5.00%	12/31/2050	4,095	4,123,298
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	2,010,789
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,459,522
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	7,500	7,634,410
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(i)	5.38%	11/15/2024	350	351,252
				399,578,542
Utah–0.45%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	5,179,197
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,439,685
				15,618,882
Virginia–0.33%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	855,372
Series 2016 A-2, RB(k)	7.13%	03/01/2059	2,293	1,555,833
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	4,000,800
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	$ 5,250	$ 5,114,740
				11,526,745
Washington–2.00%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(j)	2.30%	01/01/2046	650	650,000
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,416,073
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	5,000	5,435,536
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,980,337
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	20,000	20,406,696
Series 2018, RB(f)(n)	5.00%	07/01/2058	16,500	16,680,254
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	7,255	6,796,691
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(e)(g)	6.50%	07/01/2025	800	820,099
Series 2015 A, RB(a)(e)(g)	6.75%	07/01/2025	820	842,259
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,875	1,849,373
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(e)	5.00%	07/01/2048	2,000	1,568,188
Series 2018 A, Ref. RB(e)	5.00%	07/01/2053	1,500	1,145,252
				69,590,758
West Virginia–0.32%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	5.50%	06/01/2037	2,500	2,560,192
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(e)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(c)(e)	8.75%	02/01/2036	1,300	1,040,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,543,175
				10,967,867
Wisconsin–2.20%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2055	11,870	2,789,570
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,468,683
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,553,211
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,952,723
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,273,916
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)(e)	6.75%	08/01/2031	3,000	2,640,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	2,500	2,404,985
Series 2022 A, RB(e)	6.13%	02/01/2050	2,705	2,602,194
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,667,271
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,636,153
Series 2016, RB	5.00%	03/01/2041	6,000	6,148,763
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.25%	01/01/2038	5,250	2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,115,602
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,058,993
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,979,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	$ 1,970	$ 2,033,522
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	5.00%	03/01/2052	1,075	972,510
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	7,285	6,695,666
				76,355,917
Total Municipal Obligations (Cost $3,464,736,398)				3,525,184,520
			Shares
Exchange-Traded Funds–0.03%
Invesco Municipal Strategic Income ETF (Cost $872,610)(o)			17,000	873,372
TOTAL INVESTMENTS IN SECURITIES(p)–101.60% (Cost $3,465,609,008)				3,526,057,892
FLOATING RATE NOTE OBLIGATIONS–(1.90)%
Notes with interest and fee rates ranging from 3.47% to 3.49% at 08/31/2024 and contractual maturities of collateral ranging from 06/15/2030 to 07/01/2058 (See Note 1J)(q)				(65,970,000)
OTHER ASSETS LESS LIABILITIES–0.30%				10,487,620
NET ASSETS–100.00%				$3,470,575,512
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $15,520,719, which represented less than 1% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $15,414,610, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $238,436,903, which represented 6.87% of the Fund’s Net Assets.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $31,475,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$762	$-	$873,372	$-

(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.42%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $95,857,238 are held by TOB Trusts and serve as collateral for the $65,970,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Municipal Income Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $3,464,736,398)	$3,525,184,520
Investments in affiliates, at value (Cost $872,610)	873,372
Cash	8,157,412
Receivable for:
Fund shares sold	2,601,246
Interest	38,775,920
Investments matured, at value (Cost $210,353)	210,353
Investment for trustee deferred compensation and retirement plans	319,444
Other assets	680,466
Total assets	3,576,802,733
Liabilities:
Floating rate note obligations	65,970,000
Payable for:
Investments purchased	32,958,582
Dividends	3,710,650
Fund shares reacquired	1,996,369
Accrued fees to affiliates	1,071,636
Accrued interest expense	41,923
Accrued trustees’ and officers’ fees and benefits	1,047
Accrued other operating expenses	99,965
Trustee deferred compensation and retirement plans	377,049
Total liabilities	106,227,221
Net assets applicable to shares outstanding	$3,470,575,512
Net assets consist of:
Shares of beneficial interest	$3,759,267,626
Distributable earnings (loss)	(288,692,114)
$3,470,575,512
Net Assets:
Class A	$2,254,659,109
Class C	$90,354,494
Class Y	$553,752,108
Investor Class	$70,275,832
Class R6	$501,533,969
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	186,556,896
Class C	7,504,357
Class Y	45,829,736
Investor Class	5,809,829
Class R6	41,503,790
Class A:
Net asset value per share	$12.09
Maximum offering price per share (Net asset value of $12.09 ÷ 95.75%)	$12.63
Class C:
Net asset value and offering price per share	$12.04
Class Y:
Net asset value and offering price per share	$12.08
Investor Class:
Net asset value and offering price per share	$12.10
Class R6:
Net asset value and offering price per share	$12.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Municipal Income Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$78,821,612
Expenses:
Advisory fees	7,865,972
Administrative services fees	251,207
Custodian fees	10,343
Distribution fees:
Class A	2,812,814
Class C	495,292
Investor Class	48,980
Interest, facilities and maintenance fees	2,326,463
Transfer agent fees — A, C, Y and Investor	989,386
Transfer agent fees — R6	35,923
Trustees’ and officers’ fees and benefits	25,679
Registration and filing fees	127,237
Reports to shareholders	66,694
Professional services fees	83,017
Other	29,449
Total expenses	15,168,456
Less: Expense offset arrangement(s)	(5,668)
Net expenses	15,162,788
Net investment income	63,658,824
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(772,707))	(14,404,004)
Change in net unrealized appreciation of:
Unaffiliated investment securities	33,240,539
Affiliated investment securities	762
33,241,301
Net realized and unrealized gain	18,837,297
Net increase in net assets resulting from operations	$82,496,121
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Municipal Income Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$63,658,824	$121,646,421
Net realized gain (loss)	(14,404,004)	(39,632,156)
Change in net unrealized appreciation	33,241,301	117,012,327
Net increase in net assets resulting from operations	82,496,121	199,026,592
Distributions to shareholders from distributable earnings:
Class A	(42,456,537)	(83,780,371)
Class C	(1,502,178)	(3,535,075)
Class Y	(10,911,909)	(19,469,408)
Investor Class	(1,366,532)	(2,846,864)
Class R6	(9,720,546)	(16,510,201)
Total distributions from distributable earnings	(65,957,702)	(126,141,919)
Share transactions–net:
Class A	(4,784,842)	38,061,121
Class C	(14,933,791)	(23,184,491)
Class Y	25,707,529	145,543,790
Investor Class	(969,914)	(5,085,061)
Class R6	47,128,237	89,641,735
Net increase in net assets resulting from share transactions	52,147,219	244,977,094
Net increase in net assets	68,685,638	317,861,767
Net assets:
Beginning of period	3,401,889,874	3,084,028,107
End of period	$3,470,575,512	$3,401,889,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Municipal Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$12.03	$0.22	$0.07	$0.29	$(0.23)	$12.09	2.43%	$2,254,659	0.95%(d)	0.95%(d)	0.81%(d)	3.63%(d)	10%
Year ended 02/29/24	11.75	0.44	0.29	0.73	(0.45)	12.03	6.39	2,248,982	1.04	1.04	0.82	3.71	17
Year ended 02/28/23	13.27	0.42	(1.53)	(1.11)	(0.41)	11.75	(8.39)	2,162,852	1.03	1.03	0.81	3.44	39
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52	2,557,469	0.90	0.90	0.80	2.91	11
Year ended 02/28/21	14.04	0.43	(0.46)	(0.03)	(0.40)	13.61	(0.14)	2,545,279	0.92	0.92	0.81	3.25	23
Year ended 02/29/20	13.02	0.45	1.03	1.48	(0.46)	14.04	11.56	2,525,163	1.05	1.05	0.82	3.35	9
Class C
Six months ended 08/31/24	11.98	0.17	0.07	0.24	(0.18)	12.04	2.05	90,354	1.70(d)	1.70(d)	1.56(d)	2.88(d)	10
Year ended 02/29/24	11.71	0.35	0.28	0.63	(0.36)	11.98	5.52	104,868	1.79	1.79	1.57	2.96	17
Year ended 02/28/23	13.22	0.32	(1.51)	(1.19)	(0.32)	11.71	(9.05)	125,624	1.78	1.78	1.56	2.69	39
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)	180,005	1.65	1.65	1.55	2.16	11
Year ended 02/28/21	13.97	0.33	(0.45)	(0.12)	(0.30)	13.55	(0.83)	220,569	1.67	1.67	1.56	2.50	23
Year ended 02/29/20	12.96	0.35	1.02	1.37	(0.36)	13.97	10.69	298,433	1.80	1.80	1.57	2.60	9
Class Y
Six months ended 08/31/24	12.03	0.23	0.06	0.29	(0.24)	12.08	2.47	553,752	0.70(d)	0.70(d)	0.56(d)	3.88(d)	10
Year ended 02/29/24	11.75	0.47	0.29	0.76	(0.48)	12.03	6.66	525,229	0.79	0.79	0.57	3.96	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.15)	368,000	0.78	0.78	0.56	3.69	39
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77	457,194	0.65	0.65	0.55	3.16	11
Year ended 02/28/21	14.04	0.47	(0.47)	0.00	(0.43)	13.61	0.11	468,937	0.67	0.67	0.56	3.50	23
Year ended 02/29/20	13.02	0.48	1.03	1.51	(0.49)	14.04	11.83	500,893	0.80	0.80	0.57	3.60	9
Investor Class
Six months ended 08/31/24	12.04	0.23	0.06	0.29	(0.23)	12.10	2.48(e)	70,276	0.84(d)(e)	0.84(d)(e)	0.70(d)(e)	3.74(d)(e)	10
Year ended 02/29/24	11.76	0.45	0.30	0.75	(0.47)	12.04	6.50(e)	70,913	0.95(e)	0.95(e)	0.73(e)	3.80(e)	17
Year ended 02/28/23	13.28	0.43	(1.53)	(1.10)	(0.42)	11.76	(8.28)(e)	74,358	0.92(e)	0.92(e)	0.70(e)	3.55(e)	39
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53(e)	90,711	0.81(e)	0.81(e)	0.71(e)	3.00(e)	11
Year ended 02/28/21	14.05	0.45	(0.46)	(0.01)	(0.41)	13.63	0.03(e)	97,587	0.81(e)	0.81(e)	0.70(e)	3.36(e)	23
Year ended 02/29/20	13.03	0.46	1.03	1.49	(0.47)	14.05	11.65(e)	102,850	0.98(e)	0.98(e)	0.75(e)	3.42(e)	9
Class R6
Six months ended 08/31/24	12.03	0.24	0.06	0.30	(0.25)	12.08	2.50	501,534	0.65(d)	0.65(d)	0.51(d)	3.93(d)	10
Year ended 02/29/24	11.75	0.47	0.30	0.77	(0.49)	12.03	6.71	451,897	0.74	0.74	0.52	4.01	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.11)	353,195	0.73	0.73	0.51	3.74	39
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82	363,930	0.60	0.60	0.50	3.21	11
Year ended 02/28/21	14.04	0.48	(0.47)	0.01	(0.44)	13.61	0.17	270,815	0.61	0.61	0.50	3.56	23
Year ended 02/29/20	13.02	0.49	1.03	1.52	(0.50)	14.04	11.90	243,417	0.74	0.74	0.51	3.66	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.14%, 0.16%, 0.14%, 0.16%, 0.14% and 0.17% for the six months ended August 31, 2024 and the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021 and February 29, 2020, respectively.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Municipal Income Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
25	Invesco Municipal Income Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
26	Invesco Municipal Income Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
M.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $4.5 billion	0.450%
Over $5 billion	0.430%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Over $500 million	0.450%
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the
27	Invesco Municipal Income Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $75,768 in front-end sales commissions from the sale of Class A shares and $34,953 and $2,318 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,524,838,825	$345,695	$3,525,184,520
Exchange-Traded Funds	873,372	—	—	873,372
Total Investments in Securities	873,372	3,524,838,825	345,695	3,526,057,892
Other Investments - Assets
Investments Matured	—	210,353	—	210,353
Total Investments	$873,372	$3,525,049,178	$345,695	$3,526,268,245
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $73,418,853 and securities sales of $37,687,161, which resulted in net realized gains (losses) of $(772,707).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,668.
28	Invesco Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2024, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $68,546,429 and 3.96%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$174,018,246	$162,826,491	$336,844,737
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $442,263,594 and $332,365,606, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$119,950,863
Aggregate unrealized (depreciation) of investments	(58,923,187)
Net unrealized appreciation of investments	$61,027,676
Cost of investments for tax purposes is $3,465,240,569.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	12,747,057	$153,042,344	39,979,420	$471,729,530
Class C	174,863	2,088,325	958,430	11,202,273
Class Y	7,244,447	86,750,942	28,360,397	333,122,603
Investor Class	105,309	1,270,480	223,172	2,651,790
Class R6	7,940,148	95,198,210	18,496,004	217,897,989
29	Invesco Municipal Income Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	2,252,130	$26,935,563	4,463,126	$52,572,125
Class C	93,980	1,119,497	223,302	2,620,376
Class Y	528,713	6,321,085	964,104	11,356,230
Investor Class	80,725	966,361	172,466	2,033,681
Class R6	620,871	7,424,673	1,066,847	12,562,259
Automatic conversion of Class C shares to Class A shares:
Class A	573,894	6,901,098	351,568	4,123,935
Class C	(576,049)	(6,901,098)	(352,899)	(4,123,935)
Reacquired:
Class A	(15,988,492)	(191,663,847)	(41,829,115)	(490,364,469)
Class C	(939,911)	(11,240,515)	(2,807,080)	(32,883,205)
Class Y	(5,619,733)	(67,364,498)	(16,962,945)	(198,935,043)
Investor Class	(266,841)	(3,206,755)	(825,372)	(9,770,532)
Class R6	(4,631,488)	(55,494,646)	(12,041,071)	(140,818,513)
Net increase in share activity	4,339,623	$52,147,219	20,440,354	$244,977,094

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
30	Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Municipal Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board recognized that the
31	Invesco Municipal Income Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $5 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fourth, fifth and fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses as well as the levels of the Fund’s breakpoints in light of current assets.  The Board requested and considered additional information from management regarding the Fund’s actual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The Board also considered information provided by management regarding how the Fund generally holds more positions than others in its expense group and the related additional resources necessary.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining
32	Invesco Municipal Income Fund

exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
33	Invesco Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
34	Invesco Municipal Income Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	VK-MINC-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco New Jersey Municipal Fund
Nasdaq:
A: ONJAX ■ C: ONJCX ■ Y: ONJYX ■ R6: IORJX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Approval of Investment Advisory and Sub-Advisory Contracts
20	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.03%
New Jersey–89.31%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$ 1,325	$ 1,433,084
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,184
Series 2014, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,002,962
Series 2014, Ref. RB(b)(c)	5.00%	11/01/2024	2,000	2,005,924
Series 2014, Ref. RB(b)(c)	5.25%	11/01/2024	4,990	5,006,758
Series 2014, Ref. RB(b)(c)	5.25%	11/01/2024	3,000	3,010,075
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2040	1,500	1,673,933
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2041	1,300	1,440,583
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2042	1,700	1,874,710
Series 2024 A, Ref. RB (INS - AGC)(a)	4.00%	11/01/2044	3,000	2,968,630
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	1,022,581
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(d)	0.00%	11/01/2026	140	131,147
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	4,250	4,494,858
Gloucester (County of), NJ Improvement Authority (The) (Rowan University);
Series 2015, RB	5.00%	07/01/2033	1,400	1,419,794
Series 2019, RB	5.00%	07/01/2044	2,375	2,510,437
Series 2024, RB (INS - BAM)(a)	5.00%	07/01/2054	2,515	2,694,170
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,127,126
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,008
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	8,000	8,777,389
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(e)	5.50%	09/01/2030	20	20,039
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,892,763
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(b)(c)	5.00%	06/15/2026	300	312,852
Series 2016 A, Ref. RB(b)(c)	5.00%	06/15/2026	600	624,635
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(e)	6.50%	04/01/2031	90	92,854
Series 2015 WW, RB(b)(c)	5.00%	06/15/2025	3,000	3,057,579
Series 2015 WW, RB(b)(c)	5.00%	06/15/2025	3,000	3,057,579
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,119,085
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,068,297
Series 2020, RB	4.00%	11/01/2038	1,000	1,009,278
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(f)(g)	5.00%	10/01/2039	2,000	1,474,381
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	2,015	2,016,917
Series 2012, RB(e)	5.75%	09/15/2027	805	806,050
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	356,428
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,002,866
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(f)	6.25%	11/01/2038	1,050	1,106,728
Series 2018 A, RB(f)	6.50%	11/01/2052	2,500	2,638,139
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,203,247
Series 2014 A, RB(f)	6.00%	10/01/2034	515	515,447
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,764,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(f)	5.00%	10/01/2033	$ 1,000	$ 999,237
Series 2018 A, RB(f)	5.25%	10/01/2038	2,500	2,494,962
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(f)	7.00%	08/01/2054	3,915	4,007,279
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,499	2,713,551
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,400,484
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	4,500	4,578,066
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,123,623
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,039
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,053,103
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(e)	5.38%	01/01/2043	8,650	8,656,833
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(e)	5.00%	06/15/2037	1,515	1,515,275
Series 2012 A, RB(e)	5.13%	06/15/2043	3,250	3,250,394
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,381,026
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,552,222
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,422,572
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,548,811
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,062,361
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	754,043
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2024, RB	4.00%	03/01/2053	3,000	2,990,480
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	165,507
Series 2017 F, RB	5.00%	07/01/2036	400	353,695
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,106,977
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,787,996
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,041,431
New Jersey (State of) Health Care Facilities Financing Authority; Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,086,869
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	2,500	2,764,622
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,550,765
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,010,498
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,363,008
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(e)	3.63%	12/01/2049	1,000	818,575
Series 2021 C, RB(e)	3.25%	12/01/2051	500	376,202
Series 2023 B, RB(e)	4.00%	12/01/2044	2,000	1,936,866
Series 2023 C, RB(e)	5.00%	12/01/2053	2,000	2,028,320
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	842,055
Series 2018 BB, Ref. RB(e)	3.80%	10/01/2032	765	758,248
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	407,031
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	681,413
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	355,773
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,370,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	$ 3,250	$ 3,265,001
Series 2024 K, RB	6.00%	10/01/2055	5,000	5,512,430
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(d)	0.00%	12/15/2037	12,000	7,270,712
Series 2008 A, RB(d)	0.00%	12/15/2038	2,000	1,135,482
Series 2010 A, RB (INS - BAM)(a)(d)	0.00%	12/15/2028	1,200	1,051,486
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,939,180
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,644,173
Series 2019 BB, RB	4.00%	06/15/2050	5,930	5,705,905
Series 2022, RB	5.50%	06/15/2050	1,500	1,655,872
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	2,018,368
Series 2023 BB, RB	5.25%	06/15/2050	2,000	2,190,186
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	6,016,233
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,331,971
Series 2024 B, RB	5.25%	01/01/2054	3,000	3,356,263
Series 2024 C, Ref. RB	5.00%	01/01/2045	5,000	5,541,659
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,047,669
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	436,833
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	822,222
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,007,578
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGM)(a)	5.25%	02/01/2043	375	398,298
Series 2023, RB (INS - AGM)(a)	5.50%	02/01/2051	500	531,012
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,033,444
Series 2023, RB	5.50%	07/01/2058	1,000	1,037,734
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGM)(a)	4.00%	12/01/2053	3,000	2,971,227
Rib Floater Trust; Series 2024, VRD GO Notes(f)(h)	2.75%	04/02/2025	6,000	6,000,000
South Jersey Transportation Authority;
Series 2020 A, RB	5.00%	11/01/2045	2,000	2,094,739
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,920,384
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	977,187
Series 2022 A, RB	4.63%	11/01/2047	1,000	1,023,640
Series 2022 A, RB	5.25%	11/01/2052	2,000	2,148,878
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,098,408
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,000	3,109,999
Series 2018 B, Ref. RB	5.00%	06/01/2046	4,830	4,875,572
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(e)	5.00%	03/01/2028	55	55,095
				259,549,841
Puerto Rico–7.94%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,174,180
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(d)(i)	0.00%	08/01/2026	5,235	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	168	160,155
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	273	183,977
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	118	118,787
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	243,842
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	247,751
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	247,848
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	210,547
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	188,180
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	160,093
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	211,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	$ 231	$ 214,847
Subseries 2022, RN(d)	0.00%	11/01/2043	937	593,675
Subseries 2022, RN(d)	0.00%	11/01/2051	5,335	2,807,757
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB (Acquired 02/23/2012; Cost $517,495)(g)(j)	5.25%	07/01/2030	500	270,000
Series 2010 AAA, RB (Acquired 04/07/2014; Cost $346,500)(g)(j)	5.25%	07/01/2031	550	297,000
Series 2012 A, RB (Acquired 05/20/2014; Cost $25,211)(g)(j)	5.05%	07/01/2042	45	24,300
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	15	14,368
Series 2023 A, RB	6.63%	01/01/2028	111	109,548
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2051	6,271	1,538,981
Series 2019 A-2, RB	4.54%	07/01/2053	60	57,555
				23,074,856
New York–4.06%
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(e)	4.00%	11/01/2059		2,000	1,846,343
Series 2019, RB(e)	5.00%	11/01/2049		1,500	1,536,698
Series 2020 221, RB(e)	4.00%	07/15/2045		4,000	3,852,961
Two Hundred Sixth Series 2017, Ref. RB(e)	5.00%	11/15/2037		850	879,853
Two Hundred Thirty Fourth Series 2022, Ref. RB(e)	5.50%	08/01/2052		500	542,511
Two Hundred Twenty Third Series 2021, Ref. RB(e)	4.00%	07/15/2046		1,615	1,549,662
Two Hundred Twenty Three Series 2021, Ref. RB(e)	4.00%	07/15/2041		1,635	1,607,430
					11,815,458
Virgin Islands–0.70%
Tobacco Settlement Financing Corp.;
Series 2006, RB(d)	0.00%	05/15/2035		1,100	541,190
Series 2006, RB(d)	0.00%	05/15/2035		3,100	1,392,096
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026		15	14,512
Series 2007 A, RB	5.00%	07/01/2027		85	81,780
					2,029,578
Guam–0.70%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036		2,000	2,016,228
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(e)	5.75%	09/01/2031		10	10,013
					2,026,241
Northern Mariana Islands–0.32%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(e)	6.25%	03/15/2028		935	935,864
Total Municipal Obligations (Cost $293,886,174)					299,431,838
U.S. Dollar Denominated Bonds & Notes–0.01%
Puerto Rico–0.01%
AES Puerto Rico, Inc.(i) (Cost $25,110)	12.50%	03/04/2026		26	24,920
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(i)				2,432	0
TOTAL INVESTMENTS IN SECURITIES(k)–103.04% (Cost $293,911,284)					299,456,758
OTHER ASSETS LESS LIABILITIES–(3.04)%					(8,843,669)
NET ASSETS–100.00%					$290,613,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco New Jersey Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $19,236,173, which represented 6.62% of the Fund’s Net Assets.
(g)	Restricted security. The aggregate value of these securities at August 31, 2024 was $2,065,681, which represented less than 1% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $591,300, which represented less than 1% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co.	5.38%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $293,911,284)	$299,456,758
Cash	720,556
Receivable for:
Investments sold	430,000
Fund shares sold	211,690
Interest	3,123,807
Investments matured, at value (Cost $776,457)	417,346
Investment for trustee deferred compensation and retirement plans	43,111
Other assets	84,403
Total assets	304,487,671
Liabilities:
Payable for:
Investments purchased	13,348,540
Dividends	305,194
Fund shares reacquired	14,162
Accrued fees to affiliates	103,863
Accrued interest expense	4,592
Accrued trustees’ and officers’ fees and benefits	17,076
Accrued other operating expenses	38,044
Trustee deferred compensation and retirement plans	43,111
Total liabilities	13,874,582
Net assets applicable to shares outstanding	$290,613,089
Net assets consist of:
Shares of beneficial interest	$457,962,960
Distributable earnings (loss)	(167,349,871)
$290,613,089
Net Assets:
Class A	$179,914,960
Class C	$18,743,283
Class Y	$91,790,787
Class R6	$164,059
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,981,431
Class C	2,078,843
Class Y	10,183,224
Class R6	18,219
Class A:
Net asset value per share	$9.00
Maximum offering price per share (Net asset value of $9.00 ÷ 95.75%)	$9.40
Class C:
Net asset value and offering price per share	$9.02
Class Y:
Net asset value and offering price per share	$9.01
Class R6:
Net asset value and offering price per share	$9.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco New Jersey Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$6,405,406
Expenses:
Advisory fees	823,234
Administrative services fees	20,531
Custodian fees	2,038
Distribution fees:
Class A	222,607
Class C	86,117
Interest, facilities and maintenance fees	101,146
Transfer agent fees— A, C and Y	106,915
Transfer agent fees — R6	9
Trustees’ and officers’ fees and benefits	11,636
Registration and filing fees	29,885
Reports to shareholders	9,272
Professional services fees	43,856
Other	7,221
Total expenses	1,464,467
Less: Expense offset arrangement(s)	(866)
Net expenses	1,463,601
Net investment income	4,941,805
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(258,168))	(440,755)
Change in net unrealized appreciation of unaffiliated investment securities	1,806,479
Net realized and unrealized gain	1,365,724
Net increase in net assets resulting from operations	$6,307,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$4,941,805	$9,469,974
Net realized gain (loss)	(440,755)	(3,524,936)
Change in net unrealized appreciation	1,806,479	9,308,577
Net increase in net assets resulting from operations	6,307,529	15,253,615
Distributions to shareholders from distributable earnings:
Class A	(2,935,000)	(6,798,004)
Class C	(250,094)	(607,523)
Class Y	(1,556,155)	(2,923,604)
Class R6	(2,875)	(4,589)
Total distributions from distributable earnings	(4,744,124)	(10,333,720)
Share transactions–net:
Class A	507,357	(15,909,505)
Class C	(1,031,161)	(1,246,316)
Class Y	3,462,909	19,965,430
Class R6	8,996	106,064
Net increase in net assets resulting from share transactions	2,948,101	2,915,673
Net increase in net assets	4,511,506	7,835,568
Net assets:
Beginning of period	286,101,583	278,266,015
End of period	$290,613,089	$286,101,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco New Jersey Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$8.96	$0.15	$0.04	$0.19	$(0.15)	$9.00	2.11%	$179,915	1.05%(d)	1.05%(d)	0.98%(d)	3.39%(d)	11%
Year ended 02/29/24	8.80	0.29	0.19	0.48	(0.32)	8.96	5.60	178,389	1.09	1.09	0.99	3.34	25
Year ended 02/28/23	9.75	0.28	(0.86)	(0.58)	(0.37)	8.80	(5.96)	191,328	1.04	1.04	0.97	3.11	31
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63	214,469	1.08	1.09	0.98	2.73	9
Year ended 02/28/21	10.27	0.32	(0.31)	0.01	(0.42)	9.86	0.25	195,684	1.11	1.16	0.97	3.32	27
Seven months ended 02/29/20	9.85	0.19	0.40	0.59	(0.17)	10.27	6.00	197,732	1.18(d)	1.21(d)	1.00(d)	3.30(d)	12
Year ended 07/31/19	9.19	0.39	0.54	0.93	(0.27)	9.85	10.29	191,704	1.36	1.37	1.01	4.08	17
Class C
Six months ended 08/31/24	8.97	0.12	0.05	0.17	(0.12)	9.02	1.89(e)	18,743	1.70(d)(e)	1.70(d)(e)	1.63(d)(e)	2.74(d)(e)	11
Year ended 02/29/24	8.81	0.24	0.18	0.42	(0.26)	8.97	4.92(e)	19,686	1.74(e)	1.74(e)	1.64(e)	2.69(e)	25
Year ended 02/28/23	9.77	0.22	(0.87)	(0.65)	(0.31)	8.81	(6.67)(e)	20,606	1.69(e)	1.69(e)	1.62(e)	2.46(e)	31
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97	22,184	1.73	1.74	1.63	2.08	9
Year ended 02/28/21	10.28	0.26	(0.31)	(0.05)	(0.35)	9.88	(0.33)	20,687	1.76	1.81	1.62	2.67	27
Seven months ended 02/29/20	9.87	0.15	0.39	0.54	(0.13)	10.28	5.54	35,355	1.83(d)	1.86(d)	1.65(d)	2.64(d)	12
Year ended 07/31/19	9.20	0.32	0.56	0.88	(0.21)	9.87	9.66	38,798	2.02	2.02	1.66	3.42	17
Class Y
Six months ended 08/31/24	8.97	0.16	0.04	0.20	(0.16)	9.01	2.24	91,791	0.80(d)	0.80(d)	0.73(d)	3.64(d)	11
Year ended 02/29/24	8.81	0.32	0.18	0.50	(0.34)	8.97	5.86	87,873	0.84	0.84	0.74	3.59	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.39)	8.81	(5.72)	66,288	0.79	0.79	0.72	3.36	31
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78	44,427	0.84	0.84	0.74	2.97	9
Year ended 02/28/21	10.28	0.35	(0.30)	0.05	(0.45)	9.88	0.62	31,634	0.87	0.91	0.73	3.56	27
Seven months ended 02/29/20	9.87	0.21	0.38	0.59	(0.18)	10.28	6.04	32,117	0.94(d)	0.97(d)	0.76(d)	3.54(d)	12
Year ended 07/31/19	9.20	0.41	0.55	0.96	(0.29)	9.87	10.65	28,415	1.13	1.13	0.77	4.32	17
Class R6
Six months ended 08/31/24	8.96	0.17	0.03	0.20	(0.16)	9.00	2.27	164	0.74(d)	0.74(d)	0.67(d)	3.70(d)	11
Year ended 02/29/24	8.80	0.32	0.19	0.51	(0.35)	8.96	5.93	154	0.78	0.78	0.68	3.65	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.40)	8.80	(5.76)	45	0.74	0.74	0.67	3.41	31
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06	10	0.72	0.77	0.62	3.09	9
Year ended 02/28/21	10.27	0.35	(0.31)	0.04	(0.45)	9.86	0.61	10	0.77	0.91	0.63	3.66	27
Seven months ended 02/29/20	9.85	0.21	0.40	0.61	(0.19)	10.27	6.21	11	0.84(d)	0.94(d)	0.73(d)	3.64(d)	12
Period ended 07/31/19(f)	9.74	0.08	0.08	0.16	(0.05)	9.85	1.73	10	0.99(d)	1.07(d)	0.71(d)	4.46(d)	17

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.90%, 0.90% and 0.90% for the six months ended August 31, 2024 and the years ended February 29, 2024 and February 28, 2023, respectively.
(f)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco New Jersey Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
11	Invesco New Jersey Municipal Fund

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
12	Invesco New Jersey Municipal Fund

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
13	Invesco New Jersey Municipal Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $4,598 in front-end sales commissions from the sale of Class A shares and $0 and $78 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$299,431,838	$—	$299,431,838
U.S. Dollar Denominated Bonds & Notes	—	—	24,920	24,920
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	299,431,838	24,920	299,456,758
Other Investments - Assets
Investments Matured	—	417,346	—	417,346
Total Investments	$—	$299,849,184	$24,920	$299,874,104
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $1,896,192 and securities sales of $3,802,536, which resulted in net realized gains (losses) of $(258,168).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $866.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
14	Invesco New Jersey Municipal Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $61,413 with an average interest rate of 5.45%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $1,071,429 and 5.55%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,686,554	$151,578,580	$173,265,134
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $36,808,924 and $31,684,040, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$9,771,488
Aggregate unrealized (depreciation) of investments	(4,151,918)
Net unrealized appreciation of investments	$5,619,570
Cost of investments for tax purposes is $294,254,534.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,169,719	$10,411,968	2,092,161	$18,501,611
Class C	194,837	1,742,632	387,888	3,430,927
Class Y	1,521,593	13,615,762	4,301,272	37,790,441
Class R6	894	8,000	11,824	103,886
Issued as reinvestment of dividends:
Class A	192,867	1,718,576	454,824	3,999,403
Class C	18,719	167,030	46,264	407,490
Class Y	111,063	990,829	203,808	1,794,994
Class R6	112	996	247	2,178
15	Invesco New Jersey Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Automatic conversion of Class C shares to Class A shares:
Class A	147,976	$1,313,472	228,201	$2,006,952
Class C	(147,783)	(1,313,472)	(227,887)	(2,006,952)
Reacquired:
Class A	(1,446,514)	(12,936,659)	(4,611,112)	(40,417,471)
Class C	(181,713)	(1,627,351)	(350,782)	(3,077,781)
Class Y	(1,249,660)	(11,143,682)	(2,233,033)	(19,620,005)
Net increase in share activity	332,110	$2,948,101	303,675	$2,915,673

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
16	Invesco New Jersey Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco New Jersey Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior
Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The
Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New Jersey Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods.  The Board considered that the
17	Invesco New Jersey Municipal Fund

Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds and how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board  in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such
18	Invesco New Jersey Municipal Fund

securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
19	Invesco New Jersey Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
20	Invesco New Jersey Municipal Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-RONJM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Pennsylvania Municipal Fund
Nasdaq:
A: OPATX ■ C: OPACX ■ Y: OPAYX ■ R6: IORPX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.09%
Pennsylvania–85.59%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$ 1,750	$ 1,762,221
Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	14,718,808
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2056	5,555	5,185,105
Series 2021 A, RB(b)	5.00%	01/01/2056	11,000	11,297,406
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(a)(b)	5.50%	01/01/2053	1,810	1,969,344
Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	530,275
Series 2022, Ref. RB	5.25%	09/01/2035	540	532,622
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	100	103,170
Series 2017, RB	5.00%	10/15/2037	1,365	1,332,859
Series 2017, RB	5.00%	10/15/2047	1,500	1,362,360
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	13,250	13,539,812
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(c)	4.51%	02/01/2037	430	421,577
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,540	1,541,627
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,070	1,070,721
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2045	2,120	2,150,679
Series 2022, RB	5.75%	06/01/2052	3,250	3,679,369
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2023, RB(d)	6.25%	05/01/2042	3,250	3,290,384
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.00%	05/01/2042	2,415	2,429,923
Series 2018, RB(d)	5.38%	05/01/2042	4,000	4,034,434
Series 2024, RB(d)	5.00%	05/01/2042	3,750	3,836,573
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(d)	5.25%	05/01/2032	650	681,758
Series 2024, RB(d)	5.25%	05/01/2042	1,275	1,299,887
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,281,852
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,285,266
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,143,367
Series 2017 A, Ref. RB	5.00%	05/15/2042	1,000	1,006,699
Series 2017 C, RB	5.00%	05/15/2042	600	604,019
Series 2017 C, RB	5.00%	05/15/2047	475	476,034
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	6,152,240
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	725,500
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,051,791
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	278,335
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,555,057
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $132,281)(e)	3.25%	12/01/2029	135	112,349
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(e)	4.00%	12/01/2039	305	201,431
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,402,540)(e)	5.00%	12/01/2051	8,000	5,122,940
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	771,253
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	895	896,028
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Sustainability Bonds); Series 2019, RB	5.00%	12/01/2044	1,440	1,522,304
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	$ 2,215	$ 2,214,825
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	10,340	9,799,195
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,150
Series 2013, RB	5.00%	08/01/2045	750	735,664
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,311,688
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,000,241
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,432,424
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,502,682
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2034	300	201,280
Series 2020 A, GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2038	2,700	1,477,779
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2033	500	350,951
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2034	980	657,514
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(f)	0.00%	10/01/2033	640	449,217
Commonwealth Financing Authority;
Series 2018, RB(g)(h)	5.00%	06/01/2034	2,500	2,659,673
Series 2018, RB(g)(h)	5.00%	06/01/2035	500	530,706
Series 2018, RB (INS - AGM)(a)	4.00%	06/01/2039	2,725	2,739,439
Cumberland (County of), PA Municipal Authority (Diakon Lutheran); Series 2015, Ref. RB	5.00%	01/01/2038	630	630,795
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,247,722
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,001,076
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,650,497
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	522,279
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,215,666
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	255	256,669
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,454,319
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,433,697
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,316,831
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(d)	5.13%	06/01/2046	2,080	2,059,654
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,168,701
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	642,154
Series 2016, Ref. RB	5.00%	12/01/2039	370	374,536
Erie (City & County of), PA Water Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,345,795
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	987,883
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,840,657
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	463,495
Series 2018, Ref. RB	5.00%	12/01/2053	3,700	3,417,008
Series 2019, RB	5.00%	12/01/2039	755	756,372
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	16,988,415
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,846,153
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,553,075
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	1,083,368
Series 2019, RB	5.00%	12/01/2049	3,855	3,925,070
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	$ 1,880	$ 1,939,446
Series 2024, Ref. RB	5.00%	05/01/2044	1,200	1,269,661
Series 2024, Ref. RB	5.00%	05/01/2049	900	937,756
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,735	1,743,707
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	627,119
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	210	211,798
Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,088,975
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,602,793
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	411,863
Series 2021, Ref. RB	4.00%	03/01/2051	485	395,005
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,141,861
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	6,537,674
Lehigh (County of), PA Authority; Series 2024, Ref. RB (INS - BAM)(a)	4.25%	12/01/2053	2,500	2,480,811
Lehigh (County of), PA General Purpose Authority; Series 2023, RB	7.00%	06/01/2053	2,310	2,527,970
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,953	4,240,129
Series 2014 B, RB(i)	7.50%	02/01/2044	3,735	2,183,011
Series 2014 C, RB(f)(j)	0.00%	02/01/2044	3,238	24,261
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,274,776
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	2,200	2,351,761
Series 2024, Ref. RB	5.25%	02/01/2054	1,600	1,701,607
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,494,292
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	952,279
Series 2022 A, RB	4.50%	01/01/2045	800	774,061
Montgomery (County of), PA; Series 2023, RB(d)	6.50%	09/01/2043	3,120	3,216,930
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2025	1,200	1,200,362
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,387
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	390,138
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	765,692
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,003,486
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	957,915
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	5,126,801
Montgomery (County of), PA Industrial Development Authority; Series 2023, RB	5.25%	11/15/2053	1,000	1,037,924
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,369,256
Series 2020 C, RB	4.00%	11/15/2043	350	338,576
Series 2020 C, RB	5.00%	11/15/2045	1,590	1,645,535
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,426,309
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,529,961
Series 2019, Ref. RB	5.00%	12/01/2049	1,250	1,265,977
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,316,069
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	337,661
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,181,004
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,625,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(e)(k)(l)	5.00%	06/30/2027	$ 14,826	$ 2,668,790
Series 2013, RB(k)(l)	5.00%	06/30/2027	8,167	1,470,077
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	481,945
Series 2019, Ref. RB	5.00%	11/01/2044	950	881,570
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	948,436
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	1,000	963,875
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,358,343
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,796,614
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	518,020
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	4,000	4,140,583
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2017 A, Ref. RB	4.00%	11/15/2035	5,000	5,060,964
Series 2023 A-2, RB	4.00%	05/15/2053	3,250	3,043,729
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGM)(a)(f)	0.00%	01/01/2044	775	338,227
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(d)	3.25%	08/01/2039	1,250	1,026,576
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,837
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,453,421
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	6,505,553
Series 2022, RB (INS - AGM)(a)(b)	5.00%	12/31/2057	5,145	5,363,821
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,729,968
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,879,453
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	4,000	3,760,737
Series 2023, RB	5.25%	07/01/2049	1,300	1,377,723
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	6,331,137
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2021 A, RB(b)	2.63%	06/01/2042	1,670	1,449,209
Series 2023 A, RB(b)	4.00%	06/01/2044	4,400	4,297,993
Series 2023 B, RB(b)	5.00%	06/01/2050	800	808,989
Series 2024, RB(b)	4.13%	06/01/2045	3,610	3,525,456
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	2,029,569
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	934,672
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	9,858,206
Series 2019, RB	4.00%	08/15/2049	1,000	964,445
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,000,072
Pennsylvania (Commonwealth of) Housing Finance Agency;
Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,077,395
Series 2024-146A, RB	4.75%	04/01/2053	3,000	3,025,527
Pennsylvania (Commonwealth of) Housing Finance Agency (Social bonds); Series 2023 141-A, RB	5.75%	10/01/2053	923	990,458
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,130,011
Series 2024-145A, RB	6.00%	10/01/2054	3,500	3,867,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School); Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	$ 910	$ 945,798
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	3,898,139
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,850,559
Series 2016, Ref. RB(m)(n)	5.00%	12/01/2026	5	5,271
Series 2016, Ref. RB	5.00%	06/01/2036	4,795	4,932,953
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,110,607
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,459,998
Series 2015 B, RB	5.00%	12/01/2030	500	511,289
Series 2017 A, RB	5.50%	12/01/2042	5,000	5,180,821
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,679,420
Series 2018 A-2, RB	5.00%	12/01/2043	535	562,930
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,255,650
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,690,632
Series 2019 A, RB	5.00%	12/01/2049	9,660	10,183,420
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,826,026
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	8,329,496
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,263,963
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(c)(n)	2.84%	07/15/2026	2,000	2,000,791
Series 2024 C, RB	5.25%	12/01/2054	3,000	3,324,970
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,694,968
Series 2017 A, RB	5.00%	10/01/2052	1,895	1,945,728
Series 2017 A, RB(g)(h)	5.25%	10/01/2052	2,070	2,149,954
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,675,468
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	729,211
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	12,700	12,853,280
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,035,059
Series 2018 A, RB	5.00%	10/01/2053	7,000	7,291,895
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	154,506
Series 2019 B, RB	5.00%	11/01/2054	11,030	11,548,058
Series 2020 A, RB	5.00%	11/01/2050	1,250	1,321,439
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,478,015
Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2037	1,000	991,094
Sixteenth Series 2020 A, RB (INS - AGM)(a)	4.00%	08/01/2045	1,735	1,720,713
Sixteenth Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	5,000	5,292,644
Philadelphia (City of), PA Authority for Industrial Development;
Series 2024, Ref. RB(d)	5.00%	06/15/2039	1,110	1,149,012
Series 2024, Ref. RB(d)	5.00%	06/15/2043	1,000	1,016,960
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	858,947
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	255	248,804
Series 2019, RB	5.00%	06/15/2050	350	326,870
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(e)(j)	5.38%	06/15/2030	1,560	1,326,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(e)(j)	5.63%	06/15/2042	4,000	3,400,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	630,012
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,511,838
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,172	2,213,536
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,515	1,515,660
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,135,561
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	$ 530	$ 532,886
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,837,474
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	600	560,091
Series 2017, RB	5.00%	12/01/2058	11,000	11,005,378
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	933,874
Series 2017, Ref. RB	5.00%	07/01/2049	500	441,693
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,020,867
Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2039	1,300	1,336,935
Series 2017, RB	5.00%	05/01/2042	2,415	2,477,391
Series 2017, RB	5.00%	05/01/2047	3,335	3,410,138
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,041
Philadelphia School District (The);
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,030,187
Series 2019 A, GO Bonds	4.00%	09/01/2037	4,800	4,896,719
Series 2019 A, GO Bonds	5.00%	09/01/2044	3,500	3,668,918
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,355	2,357,180
Pittsburgh (City of), PA Water & Sewer Authority; Series 2023 A, RB (INS - AGM)(a)	4.25%	09/01/2053	800	796,870
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,080,512
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,550,515
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,542,678
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	859,475
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	785,606
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,021,103
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	4,000	4,353,168
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,371,352
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	385	388,394
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,504,118
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,960,733
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,705,206
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,212,941
				635,441,372
Puerto Rico–12.48%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		12,595	12,660,110
Series 2005 A, RB(f)	0.00%	05/15/2050		53,320	10,302,171
Series 2008 A, RB(f)	0.00%	05/15/2057		415,530	28,600,514
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(f)(k)	0.00%	08/01/2031		5,725	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040		184	175,146
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033		2,000	1,347,955
Series 2021 A-1, GO Bonds	5.38%	07/01/2025		722	726,915
Series 2021 A-1, GO Bonds	5.63%	07/01/2027		1,433	1,492,185
Series 2021 A-1, GO Bonds	5.63%	07/01/2029		1,409	1,516,109
Series 2021 A-1, GO Bonds	5.75%	07/01/2031		1,369	1,516,700
Series 2021 A-1, GO Bonds	4.00%	07/01/2033		1,298	1,288,448
Series 2021 A-1, GO Bonds	4.00%	07/01/2035		1,167	1,151,569
Series 2021 A-1, GO Bonds	4.00%	07/01/2037		1,001	979,693
Series 2021 A-1, GO Bonds	4.00%	07/01/2041		1,361	1,294,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	$ 1,416	$ 1,314,758
Subseries 2022, RN(f)	0.00%	11/01/2043	6,339	4,017,324
Subseries 2022, RN(f)	0.00%	11/01/2051	182	95,538
Subseries 2022, RN(f)	0.00%	11/01/2051	192	123,070
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	2,000	2,123,866
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $6,000,000) (INS - NATL)(a)(e)	5.00%	07/01/2025	6,000	6,001,631
Series 2007 TT, RB (Acquired 02/04/2014; Cost $877,250)(e)(j)	5.00%	07/01/2032	1,450	783,000
Series 2010 XX, RB (Acquired 10/04/2013-06/17/2014; Cost $1,475,346)(e)(j)	5.25%	07/01/2040	2,445	1,320,300
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2046	3,912	1,319,101
Series 2018 A-1, RB(f)	0.00%	07/01/2051	7,242	1,777,276
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	5,059,276
Series 2019 A-2, RB	4.54%	07/01/2053	91	87,292
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,203,244
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,140,449
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,262,004
				92,679,704
Virgin Islands–0.83%
Tobacco Settlement Financing Corp.;
Series 2006, RB(f)	0.00%	05/15/2035		4,150	1,917,006
Series 2006, RB(f)	0.00%	05/15/2035		2,195	1,079,921
Series 2006, RB(f)	0.00%	05/15/2035		7,000	3,143,442
					6,140,369
Northern Mariana Islands–0.12%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028		540	540,499
Series 1998 A, RB(b)	6.60%	03/15/2028		410	399,277
					939,776
Guam–0.07%
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031		525	525,669
TOTAL INVESTMENTS IN SECURITIES(o)–99.09% (Cost $764,875,358)					735,726,890
FLOATING RATE NOTE OBLIGATIONS–(0.46)%
Notes with interest and fee rate of 3.48% at 08/31/2024 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052 (See Note 1K)(p)					(3,385,000)
OTHER ASSETS LESS LIABILITIES–1.37%					10,106,992
NET ASSETS–100.00%					$742,448,882
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Pennsylvania Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $26,165,957, which represented 3.52% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at August 31, 2024 was $20,936,441, which represented 2.82% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,382,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $6,853,561, which represented less than 1% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.67%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $5,340,333 are held by TOB Trusts and serve as collateral for the $3,385,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $764,875,358)	$735,726,890
Cash	2,369,242
Receivable for:
Investments sold	72,438
Fund shares sold	165,528
Interest	8,491,005
Investments matured, at value (Cost $1,460,823)	771,313
Investment for trustee deferred compensation and retirement plans	87,907
Other assets	163,753
Total assets	747,848,076
Liabilities:
Floating rate note obligations	3,385,000
Payable for:
Dividends	960,329
Fund shares reacquired	587,944
Accrued fees to affiliates	276,537
Accrued interest expense	26,570
Accrued trustees’ and officers’ fees and benefits	28,687
Accrued other operating expenses	41,595
Trustee deferred compensation and retirement plans	92,532
Total liabilities	5,399,194
Net assets applicable to shares outstanding	$742,448,882
Net assets consist of:
Shares of beneficial interest	$913,520,239
Distributable earnings (loss)	(171,071,357)
$742,448,882
Net Assets:
Class A	$517,921,518
Class C	$50,411,181
Class Y	$172,735,055
Class R6	$1,381,128
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	50,034,006
Class C	4,885,349
Class Y	16,674,902
Class R6	133,484
Class A:
Net asset value per share	$10.35
Maximum offering price per share (Net asset value of $10.35 ÷ 95.75%)	$10.81
Class C:
Net asset value and offering price per share	$10.32
Class Y:
Net asset value and offering price per share	$10.36
Class R6:
Net asset value and offering price per share	$10.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Pennsylvania Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$17,460,719
Expenses:
Advisory fees	1,729,303
Administrative services fees	53,105
Custodian fees	9,583
Distribution fees:
Class A	642,325
Class C	239,581
Interest, facilities and maintenance fees	343,773
Transfer agent fees — A, C and Y	279,987
Transfer agent fees — R6	104
Trustees’ and officers’ fees and benefits	13,549
Registration and filing fees	31,414
Reports to shareholders	18,284
Professional services fees	92,676
Other	10,052
Total expenses	3,463,736
Less: Expense offset arrangement(s)	(3,171)
Net expenses	3,460,565
Net investment income	14,000,154
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,170,029))	(3,923,794)
Change in net unrealized appreciation of unaffiliated investment securities	3,206,028
Net realized and unrealized gain (loss)	(717,766)
Net increase in net assets resulting from operations	$13,282,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$14,000,154	$25,735,426
Net realized gain (loss)	(3,923,794)	(6,896,351)
Change in net unrealized appreciation	3,206,028	23,467,423
Net increase in net assets resulting from operations	13,282,388	42,306,498
Distributions to shareholders from distributable earnings:
Class A	(10,180,083)	(20,477,201)
Class C	(861,286)	(1,867,425)
Class Y	(3,370,280)	(6,072,819)
Class R6	(29,527)	(74,087)
Total distributions from distributable earnings	(14,441,176)	(28,491,532)
Share transactions–net:
Class A	(16,336,400)	(40,264,768)
Class C	(6,028,354)	(7,082,471)
Class Y	10,115,230	16,367,997
Class R6	(28,657)	248,506
Net increase (decrease) in net assets resulting from share transactions	(12,278,181)	(30,730,736)
Net increase (decrease) in net assets	(13,436,969)	(16,915,770)
Net assets:
Beginning of period	755,885,851	772,801,621
End of period	$742,448,882	$755,885,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Pennsylvania Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$10.37	$0.19	$(0.01)	$0.18	$(0.20)	$10.35	1.77%(d)	$517,922	0.93%(d)(e)	0.93%(d)(e)	0.84%(d)(e)	3.75%(d)(e)	9%
Year ended 02/29/24	10.17	0.35	0.23	0.58	(0.38)	10.37	5.88	535,069	0.95	0.95	0.84	3.40	11
Year ended 02/28/23	11.30	0.37	(1.16)	(0.79)	(0.34)	10.17	(7.04)(d)	565,422	0.89(d)	0.89(d)	0.82(d)	3.51(d)	19
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53(d)	671,015	0.87(d)	0.87(d)	0.82(d)	2.82(d)	8
Year ended 02/28/21	11.68	0.37	(0.21)	0.16	(0.37)	11.47	1.48(d)	674,756	0.92(d)	0.92(d)	0.84(d)	3.27(d)	14
Seven months ended 02/29/20	11.19	0.23	0.47	0.70	(0.21)	11.68	6.36	534,700	0.88(e)	1.03(e)	0.88(e)	3.54(e)	6
Year ended 07/31/19	10.40	0.46	0.69	1.15	(0.36)	11.19	11.32	498,743	0.91	1.19	0.91	4.30	21
Class C
Six months ended 08/31/24	10.33	0.16	(0.00)	0.16	(0.17)	10.32	1.54	50,411	1.59(e)	1.59(e)	1.50(e)	3.09(e)	9
Year ended 02/29/24	10.13	0.28	0.24	0.52	(0.32)	10.33	5.20	56,546	1.60	1.60	1.49	2.75	11
Year ended 02/28/23	11.27	0.30	(1.17)	(0.87)	(0.27)	10.13	(7.72)(f)	62,564	1.53(f)	1.53(f)	1.46(f)	2.87(f)	19
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96	84,383	1.53	1.53	1.48	2.16	8
Year ended 02/28/21	11.65	0.30	(0.22)	0.08	(0.30)	11.43	0.76(f)	83,646	1.53(f)	1.53(f)	1.45(f)	2.66(f)	14
Seven months ended 02/29/20	11.15	0.19	0.48	0.67	(0.17)	11.65	6.07	110,395	1.54(e)	1.69(e)	1.54(e)	2.88(e)	6
Year ended 07/31/19	10.37	0.39	0.68	1.07	(0.29)	11.15	10.52	110,166	1.57	1.85	1.57	3.64	21
Class Y
Six months ended 08/31/24	10.37	0.21	(0.01)	0.20	(0.21)	10.36	1.99	172,735	0.69(e)	0.69(e)	0.60(e)	3.99(e)	9
Year ended 02/29/24	10.17	0.37	0.24	0.61	(0.41)	10.37	6.14	162,858	0.70	0.70	0.59	3.65	11
Year ended 02/28/23	11.31	0.39	(1.17)	(0.78)	(0.36)	10.17	(6.89)	143,677	0.65	0.65	0.57	3.75	19
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87	135,503	0.63	0.63	0.58	3.06	8
Year ended 02/28/21	11.69	0.40	(0.22)	0.18	(0.40)	11.47	1.64	112,953	0.68	0.68	0.60	3.51	14
Seven months ended 02/29/20	11.19	0.25	0.48	0.73	(0.23)	11.69	6.60	84,030	0.64(e)	0.79(e)	0.64(e)	3.78(e)	6
Year ended 07/31/19	10.40	0.49	0.69	1.18	(0.39)	11.19	11.58	71,769	0.67	0.95	0.67	4.54	21
Class R6
Six months ended 08/31/24	10.36	0.21	(0.00)	0.21	(0.22)	10.35	2.02	1,381	0.62(e)	0.62(e)	0.53(e)	4.06(e)	9
Year ended 02/29/24	10.16	0.37	0.24	0.61	(0.41)	10.36	6.21	1,412	0.64	0.64	0.53	3.71	11
Year ended 02/28/23	11.29	0.40	(1.16)	(0.76)	(0.37)	10.16	(6.76)	1,138	0.59	0.59	0.52	3.81	19
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86	1,068	0.55	0.55	0.50	3.14	8
Year ended 02/28/21	11.68	0.40	(0.21)	0.19	(0.41)	11.46	1.70	850	0.61	0.61	0.53	3.58	14
Seven months ended 02/29/20	11.18	0.25	0.48	0.73	(0.23)	11.68	6.63	732	0.62(e)	0.77(e)	0.62(e)	3.83(e)	6
Period ended 07/31/19(g)	11.05	0.10	0.10	0.20	(0.07)	11.18	1.86	10	0.62(e)	0.90(e)	0.62(e)	4.59(e)	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $134,448,765 in connection with the acquisition of Invesco Pennsylvania Tax Free Fund into the Fund.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for for six months ended August 31, 2024 and year ended February 28, 2023, 2022 and 2021, respectively.
(e)	Annualized.
(f)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89% and 0.85% for Class C for the year ended February 28, 2023 and 2021 respectively.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Pennsylvania Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
14	Invesco Pennsylvania Municipal Fund

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
15	Invesco Pennsylvania Municipal Fund

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
L.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.510%
Next $250 million	0.410%
Next $250 million	0.400%
Next $1 billion	0.380%
Next $3 billion	0.345%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
16	Invesco Pennsylvania Municipal Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $14,168 in front-end sales commissions from the sale of Class A shares and $3,686 and $970 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$731,588,023	$4,138,867	$735,726,890
Other Investments - Assets
Investments Matured	—	771,313	—	771,313
Total Investments	$—	$732,359,336	$4,138,867	$736,498,203
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $14,273,501 and securities sales of $18,491,059, which resulted in net realized gains (losses) of $(1,170,029).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,171.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
17	Invesco Pennsylvania Municipal Fund

NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $778,261 with an average interest rate of 5.45%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $5,350,000 and 4.08%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,448,782	$137,770,848	$152,219,630
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $68,115,333 and $84,453,400, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,360,475
Aggregate unrealized (depreciation) of investments	(41,044,192)
Net unrealized appreciation (depreciation) of investments	$(26,683,717)
Cost of investments for tax purposes is $763,181,920.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,363,307	$14,131,206	3,308,144	$33,573,770
Class C	238,145	2,444,159	782,571	7,923,025
Class Y	2,615,537	26,999,995	5,423,591	55,246,652
Class R6	10,207	105,497	132,066	1,339,632
Issued as reinvestment of dividends:
Class A	601,380	6,179,738	1,210,553	12,285,165
Class C	57,250	586,578	123,512	1,249,413
Class Y	188,975	1,943,857	328,570	3,337,808
Class R6	1,071	11,000	2,962	29,803
Automatic conversion of Class C shares to Class A shares:
Class A	331,258	3,303,011	597,984	6,065,542
Class C	(332,246)	(3,303,011)	(599,922)	(6,065,542)
18	Invesco Pennsylvania Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(3,879,601)	$(39,950,355)	(9,111,800)	$(92,189,245)
Class C	(549,952)	(5,756,080)	(1,007,502)	(10,189,367)
Class Y	(1,828,830)	(18,828,622)	(4,174,168)	(42,216,463)
Class R6	(14,087)	(145,154)	(110,756)	(1,120,929)
Net increase (decrease) in share activity	(1,197,586)	$(12,278,181)	(3,094,195)	$(30,730,736)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
19	Invesco Pennsylvania Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Pennsylvania Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the
20	Invesco Pennsylvania Municipal Fund

performance of the Index for the three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such
21	Invesco Pennsylvania Municipal Fund

securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
22	Invesco Pennsylvania Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
23	Invesco Pennsylvania Municipal Fund

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROPAM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Rochester® AMT-Free New York Municipal Fund
Nasdaq:
A: OPNYX ■ C: ONYCX ■ Y: ONYYX ■ R6: IORNX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.43%
New York–98.47%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$ 2,445	$ 2,209,324
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2032	200	203,627
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	454,458
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2024	570	570,136
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	221,669
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,074,790
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	164,927
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	105,011
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	27,601
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2044	450	435,604
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,154,527
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	152,079
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,564,998
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	170	175,891
Series 2017, Ref. RB	5.00%	08/01/2036	290	297,718
Series 2017, Ref. RB	5.00%	08/01/2047	600	605,664
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	190,691
Series 2019, RB(c)	5.75%	02/01/2049	230	229,986
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	651,100
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,225	1,166,904
Series 2013 A-1, RB	5.75%	07/01/2033	790	723,260
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB (Acquired 06/23/2022; Cost $3,123,563)(b)(c)	6.50%	07/01/2052	3,100	3,139,409
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,077
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,090
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,084
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,080
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,084
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,072
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,062
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,064
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,055
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,035
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,015
Series 2007, GO Bonds	5.00%	12/15/2038	50	49,629
Series 2007, GO Bonds	5.00%	12/15/2039	50	49,338
Series 2007, GO Bonds	5.00%	12/15/2040	55	54,486
Series 2007, GO Bonds	5.00%	12/15/2041	55	54,734
Series 2007, GO Bonds	5.00%	12/15/2042	60	59,344
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,116
Series 2014, RB	5.00%	05/01/2039	100	100,078
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	12,200	12,283,774
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,383,595
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	840	893,371
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	$ 160	$ 167,953
Series 2017, Ref. RB	5.00%	07/01/2036	160	167,401
Series 2017, Ref. RB	5.00%	07/01/2042	500	516,206
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	73,982
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,807,278
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	6,072,714
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,166,984
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	17,535	4,852,229
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	896,537
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,750,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,709,549
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	300,315
Series 2014, RB	5.00%	07/01/2034	300	300,187
Series 2014, RB	5.00%	07/01/2039	250	250,046
Series 2014, RB	5.00%	07/01/2044	200	200,020
Series 2017, Ref. RB	5.00%	07/01/2029	100	103,400
Series 2017, Ref. RB	5.00%	07/01/2030	80	82,392
Series 2017, Ref. RB	5.00%	07/01/2031	75	77,031
Series 2017, Ref. RB	5.00%	07/01/2032	135	138,360
Series 2017, Ref. RB	5.00%	07/01/2035	135	137,635
Series 2017, Ref. RB	5.00%	07/01/2036	110	111,836
Series 2017, Ref. RB	5.00%	07/01/2038	80	80,964
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,090	1,659,992
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB(e)(f)	5.00%	11/19/2024	2,970	2,981,621
Series 2014 A, Ref. RB(e)(f)	5.00%	11/19/2024	1,185	1,189,637
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,524,629
Series 2017, RB	5.00%	09/01/2042	4,000	4,175,891
Series 2021 A, Ref. RB	4.00%	09/01/2039	3,000	3,106,376
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	1,000	1,095,085
Series 2023 E, RB	5.00%	09/01/2053	2,000	2,176,045
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2035	2,000	2,065,579
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,211,526
Series 2016 C-1, RB	5.25%	11/15/2056	12,100	12,325,318
Subseries 2015 A-1, RB	5.00%	11/15/2045	650	654,181
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,452,359
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,798,465
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,651,072
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2028	350	350,572
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2029	500	500,824
Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2038	150	150,215
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,263
Series 2017, RB	5.00%	12/01/2036	1,400	1,430,377
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	4,705	4,057,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB(e)(f)	5.63%	09/22/2024	$ 65	$ 65,087
Series 2011, RB(e)(f)	6.00%	09/22/2024	250	250,381
Series 2014 A, RB(e)(f)	5.00%	09/22/2024	100	100,099
Series 2014 A, RB(e)(f)	5.00%	09/22/2024	285	285,283
Series 2014 A, RB(e)(f)	5.50%	09/22/2024	180	180,228
Series 2024, Ref. RB	5.25%	06/01/2049	100	109,908
Series 2024, Ref. RB	5.25%	06/01/2054	250	271,460
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	725	694,349
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,593,553
Series 2020 B, RB	5.38%	07/01/2025	90	88,945
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,075	1,076,460
Series 2016 A, RB	5.00%	11/15/2056	17,065	17,086,372
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(g)	5.00%	07/01/2049	1,695	1,771,667
Series 2019 A, GO Bonds (INS - AGM)(g)	5.00%	04/01/2043	1,490	1,571,859
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	974,695
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	625	618,125
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,189,210)(a)(b)	5.00%	01/01/2058	3,133	938,084
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(b)(c)	9.00%	01/01/2041	1,540	1,540,000
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	231,998
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,551,441
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,966,084
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,260,157
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	353,808
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	570,846
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	454,486
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	201,156
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	225,798
New York & New Jersey (States of) Port Authority; Series 2024, Ref. RB	5.00%	07/15/2054	500	548,831
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,028
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,599,384
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,955,115
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,499,392
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,603,963
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,364,775
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,576,788
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	750	833,434
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	457,335
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	71,116
Series 2005 E-2, RB	6.13%	11/01/2035	235	177,539
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	3,000	3,018,605
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	1,300	1,250,908
Series 2020, Ref. RB (INS - AGM)(g)	3.00%	03/01/2049	740	575,901
New York (City of), NY Municipal Water Finance Authority;
Series 2019 CC-1, RB	4.00%	06/15/2049	1,050	1,027,449
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,597,671
Series 2021 AA-1, RB(h)	4.00%	06/15/2050	18,090	17,771,198
Series 2021 CC-1, RB(h)	4.00%	06/15/2051	11,000	10,784,486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	$ 1,395	$ 1,405,166
Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,035,239
Series 2017 C, Ref. RB	5.00%	11/01/2030	920	968,280
Series 2017 C, Ref. RB	5.00%	11/01/2032	1,470	1,543,024
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,944,873
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	6,007,734
Series 2020 C-1, RB	4.00%	05/01/2036	300	311,602
Series 2020, RB	4.00%	05/01/2044	10,000	9,941,062
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	4,074,797
Series 2024, RB	4.13%	05/01/2052	1,000	993,085
Series 2024, RB	5.00%	05/01/2052	1,000	1,088,302
Subseries 2014 B-1, RB(e)(f)	5.00%	10/28/2024	1,000	1,002,907
Subseries 2016 F-3, RB	3.25%	02/01/2041	3,500	3,245,663
Subseries 2019 S1B, RB	4.00%	07/15/2041	3,335	3,363,959
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	432,954
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	324,071
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,111,894
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,167,801
Series 2020 A, Ref. RB	4.00%	03/15/2046	935	925,492
Series 2020 D, Ref. RB	4.00%	02/15/2047	4,015	3,954,546
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	890,011
Series 2024 A, RB	5.50%	05/01/2049	200	220,082
Series 2024 A, RB	5.00%	03/15/2054	1,500	1,634,202
Series 2024 A, RB	5.50%	05/01/2056	350	383,098
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,660	4,639,161
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,465	1,354,157
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	3,000	3,017,664
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,158,093
Series 2012 B, RB	5.00%	07/01/2032	105	102,667
Series 2012 B, RB	4.75%	07/01/2039	300	277,368
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2027	6,425	6,614,109
Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2028	3,765	3,899,500
New York (State of) Dormitory Authority (Fordham University);
Series 2016 A, Ref. RB	5.00%	07/01/2041	765	781,264
Series 2020, RB	4.00%	07/01/2046	10,800	10,570,362
Series 2020, RB	4.00%	07/01/2050	2,000	1,933,157
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	480	494,885
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	453,834
New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(e)(f)	5.00%	07/01/2025	30	30,548
Series 2015 A, Ref. RB	5.00%	07/01/2040	370	372,688
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	608,437
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,758,001
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	530,235
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,784,838
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,215,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2029	$ 600	$ 602,562
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	401,095
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	300,177
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	299,813
Series 2017, Ref. RB(c)	5.00%	12/01/2035	300	297,262
Series 2017, Ref. RB(c)	5.00%	12/01/2036	200	196,803
Series 2017, Ref. RB(c)	5.00%	12/01/2037	200	195,725
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	506,612
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	100	101,294
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,210,693
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,800	3,801,948
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(b)(c)	5.38%	10/01/2042	1,425	1,141,033
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,615,840
New York (State of) Housing Finance Agency; Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,035,892
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	152,004
Series 2023 252, RB	4.55%	10/01/2048	250	251,465
Series 2023 252, RB	4.65%	10/01/2053	225	226,505
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,093,648
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	5,850	5,829,229
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,861,392
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(g)	4.00%	11/15/2047	2,650	2,629,438
Series 2023, RB (INS - AGM)(g)	5.13%	11/15/2058	5,500	6,100,228
New York (State of) Thruway Authority;
Series 2016 A, RB	5.25%	01/01/2056	10,000	10,181,847
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	203,167
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	362,734
Series 2018 L, Ref. RB	5.00%	01/01/2035	385	410,217
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,812,456
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,715,467
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	2,000	2,152,791
Series 2022 C, RB(h)	5.00%	03/15/2053	13,500	14,531,341
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,300,030
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,504,478
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,967,490
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,228,492
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	9,000	9,200,867
Series 2017, RB	5.00%	12/15/2041	12,800	13,413,660
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	1,000	1,096,997
Series 2022, Ref. RB	5.00%	09/15/2052	750	819,874
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,011
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	3,240	3,278,250
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	160	160,116
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,281
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	820	802,395
Series 2010 A, RB(c)	6.25%	06/01/2041	2,075	2,075,299
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	25,000	11,093,097
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	7,505,563
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	7,124,841
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,056,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$ 13,580	$ 15,878,081
Series 2007, RB	5.50%	10/01/2037	5,025	6,029,905
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	3,040,209
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,613,867
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,661,104
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	413,304
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(g)	4.00%	12/01/2038	180	179,801
Series 2019, Ref. RB (INS - AGM)(g)	4.00%	12/01/2049	580	555,683
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	287,317
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	280	287,719
Series 2017, Ref. RB	5.00%	05/01/2034	200	205,179
Series 2017, Ref. RB	5.00%	05/01/2037	250	254,827
Series 2017, Ref. RB	5.00%	05/01/2040	150	152,362
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	2,365	2,339,345
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,468,285
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,022,283
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,096,220
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	155	156,948
Series 2001, RB	5.75%	08/15/2043	3,160	3,202,013
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	450,032
Series 2022, Ref. RB	5.25%	07/01/2040	265	296,280
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	250	230,151
Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,570,299
Series 2024, RB	6.00%	12/01/2053	500	525,500
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	915	914,807
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	6,210	6,267,957
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,185,966
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,170,826
Series 2016 D-2, RB(c)	5.35%	11/01/2049	760	767,093
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	99,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	835,500
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,288,808
Series 2017 A, RB	5.00%	11/15/2038	300	311,979
Series 2017 B, Ref. RB	5.00%	11/15/2038	1,900	1,975,869
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,950	1,932,672
Series 2024 A-1, RB	5.25%	11/15/2051	500	557,970
Series 2024 A-1, RB	5.25%	05/15/2059	7,500	8,283,313
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,644,122
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	891,784
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	$ 2,200	$ 2,300,281
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,071,881
Series 2021 A, RB	5.00%	11/15/2056	5,700	6,054,825
Series 2021 A, RB(h)	5.00%	11/15/2056	12,500	13,278,125
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,674,341
Series 2022, RB(h)	5.25%	05/15/2057	10,000	10,922,170
Series 2023 A, RB	4.25%	05/15/2058	10,000	10,011,692
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,241,802
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,182,370
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,103,347
Series 2017 A, Ref. RB	5.00%	06/01/2036	3,000	3,094,852
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,819
Series 2014 A, RB	5.00%	11/01/2044	2,189	2,059,810
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	819,343
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,272,248
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	1,104,845
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	475,493
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2032	1,500	1,500,050
Series 2023, RB (INS - AGM)(g)	5.75%	11/01/2048	2,095	2,381,521
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	8,130,512
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	656,420
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	429,097
Series 2019 A, RB	5.00%	10/15/2049	640	641,683
				659,884,106
Puerto Rico–6.96%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		2,560	2,573,234
Series 2002, RB	5.63%	05/15/2043		9,700	9,812,636
Series 2005 A, RB(d)	0.00%	05/15/2050		8,800	1,700,283
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(d)(i)	0.00%	08/01/2031		4,055	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040		130	124,055
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049		402	124,175
Series 2022, RB(d)	0.00%	03/15/2049		3,658	1,630,966
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033		473	319,006
Series 2021 A-1, GO Bonds	5.38%	07/01/2025		204	205,969
Series 2021 A-1, GO Bonds	5.63%	07/01/2027		406	422,805
Series 2021 A-1, GO Bonds	5.63%	07/01/2029		399	429,586
Series 2021 A-1, GO Bonds	5.75%	07/01/2031		388	429,754
Series 2021 A-1, GO Bonds	4.00%	07/01/2033		768	762,122
Series 2021 A-1, GO Bonds	4.00%	07/01/2035		331	326,295
Series 2021 A-1, GO Bonds	4.00%	07/01/2037		284	277,593
Series 2021 A-1, GO Bonds	4.00%	07/01/2041		386	366,669
Series 2021 A-1, GO Bonds	4.00%	07/01/2046		3,153	2,927,456
Subseries 2022, RN(d)	0.00%	11/01/2043		1,899	1,203,650
Subseries 2022, RN(d)	0.00%	11/01/2051		4,278	2,743,106
Subseries 2022, RN(d)	0.00%	11/01/2051		268	83,280
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (Acquired 05/29/2013; Cost $1,000,000) (INS - SGI)(b)(g)	5.00%	07/01/2027		1,000	994,608
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	$ 90	$ 90,121
Series 2012, Ref. RB	5.00%	10/01/2042	150	150,310
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	475,700
Series 2018 A-1, RB(d)	0.00%	07/01/2046	14,897	5,023,172
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,444,087
Series 2018 A-1, RB	5.00%	07/01/2058	5,182	5,204,917
Series 2019 A-2, RB	4.54%	07/01/2053	71	68,107
Series 2019 A-2, RB	4.78%	07/01/2058	953	943,003
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,902,518
University of Puerto Rico;
Series 2006 Q, RB	5.00%	06/01/2025	1,000	995,189
Series 2006 Q, RB	5.00%	06/01/2030	3,000	2,912,318
				46,666,690
TOTAL INVESTMENTS IN SECURITIES(j)–105.43% (Cost $724,298,351)					706,550,796
FLOATING RATE NOTE OBLIGATIONS–(6.75)%
Notes with interest and fee rates ranging from 3.47% to 3.49% at 08/31/2024 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057 (See Note 1K)(k)					(45,225,000)
OTHER ASSETS LESS LIABILITIES–1.32%					8,810,463
NET ASSETS–100.00%					$670,136,259
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $6,295,196, which represented less than 1% of the Fund’s Net Assets.
(b)	Restricted security. The aggregate value of these securities at August 31, 2024 was $7,885,746, which represented 1.18% of the Fund’s Net Assets.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $50,839,709, which represented 7.59% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $67,287,320 are held by TOB Trusts and serve as collateral for the $45,225,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $724,298,351)	$706,550,796
Cash	3,382,883
Receivable for:
Investments sold	135,000
Fund shares sold	18,584
Interest	7,782,673
Investment for trustee deferred compensation and retirement plans	77,453
Other assets	150,982
Total assets	718,098,371
Liabilities:
Floating rate note obligations	45,225,000
Payable for:
Investments purchased	1,289,868
Dividends	951,238
Fund shares reacquired	118,036
Accrued fees to affiliates	216,369
Accrued interest expense	12,556
Accrued trustees’ and officers’ fees and benefits	37,067
Accrued other operating expenses	34,525
Trustee deferred compensation and retirement plans	77,453
Total liabilities	47,962,112
Net assets applicable to shares outstanding	$670,136,259
Net assets consist of:
Shares of beneficial interest	$848,298,985
Distributable earnings (loss)	(178,162,726)
$670,136,259
Net Assets:
Class A	$561,572,226
Class C	$9,212,177
Class Y	$99,106,051
Class R6	$245,805
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	52,809,231
Class C	866,022
Class Y	9,308,327
Class R6	23,100
Class A:
Net asset value per share	$10.63
Maximum offering price per share (Net asset value of $10.63 ÷ 95.75%)	$11.10
Class C:
Net asset value and offering price per share	$10.64
Class Y:
Net asset value and offering price per share	$10.65
Class R6:
Net asset value and offering price per share	$10.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$16,463,000
Expenses:
Advisory fees	1,714,849
Administrative services fees	47,763
Custodian fees	3,118
Distribution fees:
Class A	666,453
Class C	51,614
Interest, facilities and maintenance fees	1,140,204
Transfer agent fees — A, C and Y	204,487
Transfer agent fees — R6	19
Trustees’ and officers’ fees and benefits	13,207
Registration and filing fees	30,901
Reports to shareholders	11,945
Professional services fees	39,439
Other	9,357
Total expenses	3,933,356
Less: Expense offset arrangement(s)	(2,694)
Net expenses	3,930,662
Net investment income	12,532,338
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,179,116))	(3,107,172)
Change in net unrealized appreciation of unaffiliated investment securities	4,864,378
Net realized and unrealized gain	1,757,206
Net increase in net assets resulting from operations	$14,289,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$12,532,338	$24,162,082
Net realized gain (loss)	(3,107,172)	(12,570,792)
Change in net unrealized appreciation	4,864,378	31,436,557
Net increase in net assets resulting from operations	14,289,544	43,027,847
Distributions to shareholders from distributable earnings:
Class A	(11,381,322)	(22,730,596)
Class C	(169,270)	(422,265)
Class Y	(2,065,660)	(3,680,782)
Class R6	(5,298)	(9,085)
Total distributions from distributable earnings	(13,621,550)	(26,842,728)
Share transactions–net:
Class A	(8,317,327)	(21,547,117)
Class C	(2,082,137)	(4,438,126)
Class Y	3,813,168	8,950,862
Class R6	1,426	231,789
Net increase (decrease) in net assets resulting from share transactions	(6,584,870)	(16,802,592)
Net increase (decrease) in net assets	(5,916,876)	(617,473)
Net assets:
Beginning of period	676,053,135	676,670,608
End of period	$670,136,259	$676,053,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$10.62	$0.20	$0.02	$0.22	$(0.21)	$10.63	2.15%(d)	$561,572	1.20%(d)(e)	1.20%(d)(e)	0.86%(d)(e)	3.70%(d)(e)	8%
Year ended 02/29/24	10.37	0.37	0.29	0.66	(0.41)	10.62	6.57(d)	569,320	1.35(d)	1.35(d)	0.85(d)	3.58(d)	24
Year ended 02/28/23	11.71	0.35	(1.33)	(0.98)	(0.36)	10.37	(8.39)(d)	577,077	1.06(d)	1.06(d)	0.84(d)	3.34(d)	44
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86(d)	727,823	0.88(d)	0.88(d)	0.81(d)	2.48(d)	10
Year ended 02/28/21	12.41	0.34	(0.45)	(0.11)	(0.36)	11.94	(0.81)(d)	767,102	0.95(d)	0.97(d)	0.83(d)	2.89(d)	15
Five months ended 02/29/20	12.03	0.15	0.38	0.53	(0.15)	12.41	4.43	827,596	1.02(e)	1.02(e)	0.83(e)	2.98(e)	11
Year ended 09/30/19	11.26	0.45	0.67	1.12	(0.35)	12.03	10.11	807,767	1.17	1.17	0.85	3.86	15
Class C
Six months ended 08/31/24	10.63	0.16	0.02	0.18	(0.17)	10.64	1.77	9,212	1.96(e)	1.96(e)	1.62(e)	2.94(e)	8
Year ended 02/29/24	10.38	0.29	0.30	0.59	(0.34)	10.63	5.76	11,301	2.11	2.11	1.61	2.82	24
Year ended 02/28/23	11.72	0.27	(1.34)	(1.07)	(0.27)	10.38	(9.08)	15,520	1.82	1.82	1.60	2.58	44
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09	21,840	1.64	1.64	1.57	1.72	10
Year ended 02/28/21	12.42	0.25	(0.45)	(0.20)	(0.27)	11.95	(1.54)	26,100	1.71	1.74	1.59	2.13	15
Five months ended 02/29/20	12.04	0.11	0.38	0.49	(0.11)	12.42	4.09	50,011	1.78(e)	1.78(e)	1.59(e)	2.22(e)	11
Year ended 09/30/19	11.26	0.36	0.68	1.04	(0.26)	12.04	9.36	51,593	1.94	1.94	1.62	3.09	15
Class Y
Six months ended 08/31/24	10.64	0.21	0.03	0.24	(0.23)	10.65	2.28	99,106	0.96(e)	0.96(e)	0.62(e)	3.94(e)	8
Year ended 02/29/24	10.38	0.40	0.30	0.70	(0.44)	10.64	6.92	95,188	1.11	1.11	0.61	3.82	24
Year ended 02/28/23	11.73	0.38	(1.35)	(0.97)	(0.38)	10.38	(8.23)	84,065	0.82	0.82	0.60	3.58	44
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10	99,166	0.64	0.64	0.57	2.72	10
Year ended 02/28/21	12.43	0.37	(0.45)	(0.08)	(0.39)	11.96	(0.57)	86,177	0.71	0.73	0.59	3.13	15
Five months ended 02/29/20	12.05	0.16	0.38	0.54	(0.16)	12.43	4.52	83,905	0.78(e)	0.78(e)	0.59(e)	3.22(e)	11
Year ended 09/30/19	11.27	0.47	0.68	1.15	(0.37)	12.05	10.45	72,698	0.93	0.93	0.61	4.09	15
Class R6
Six months ended 08/31/24	10.63	0.21	0.03	0.24	(0.23)	10.64	2.30	246	0.92(e)	0.92(e)	0.58(e)	3.98(e)	8
Year ended 02/29/24	10.38	0.40	0.29	0.69	(0.44)	10.63	6.86	244	1.07	1.07	0.57	3.85	24
Year ended 02/28/23	11.72	0.39	(1.34)	(0.95)	(0.39)	10.38	(8.09)	9	0.76	0.76	0.54	3.64	44
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05	10	0.62	0.62	0.56	2.74	10
Year ended 02/28/21	12.41	0.38	(0.43)	(0.05)	(0.40)	11.96	(0.31)	10	0.62	0.72	0.49	3.22	15
Five months ended 02/29/20	12.03	0.17	0.38	0.55	(0.17)	12.41	4.56	74	0.68(e)	0.78(e)	0.59(e)	3.32(e)	11
Period ended 09/30/19(f)	11.78	0.18	0.20	0.38	(0.13)	12.03	3.25	10	0.81(e)	0.87(e)	0.55(e)	4.20(e)	15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2024, the year ended February 29, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
14	Invesco Rochester® AMT-Free New York Municipal Fund

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
15	Invesco Rochester® AMT-Free New York Municipal Fund

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
16	Invesco Rochester® AMT-Free New York Municipal Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $4,278 in front-end sales commissions from the sale of Class A shares and $15 and $157 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$706,550,796	$0	$706,550,796
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $10,857,430 and securities sales of $14,938,511, which resulted in net realized gains (losses) of $(1,179,116).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,694.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $1,493,478 with an average interest rate of 5.46%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
17	Invesco Rochester® AMT-Free New York Municipal Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $45,185,000 and 3.93%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$41,538,462	$128,166,438	$169,704,900
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $54,519,960 and $66,038,933, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,895,029
Aggregate unrealized (depreciation) of investments	(33,861,360)
Net unrealized appreciation (depreciation) of investments	$(18,966,331)
Cost of investments for tax purposes is $725,517,127.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	1,172,947	$12,384,103	4,424,526	$45,692,650
Class C	52,686	556,804	117,466	1,216,559
Class Y	1,028,984	10,898,200	3,422,909	35,267,822
Class R6	-	-	22,225	232,891
Issued as reinvestment of dividends:
Class A	669,946	7,043,148	1,252,587	13,025,311
Class C	11,636	122,381	27,747	288,907
Class Y	124,303	1,308,945	170,720	1,776,559
Class R6	195	2,040	193	1,996
Automatic conversion of Class C shares to Class A shares:
Class A	161,382	1,686,618	322,566	3,295,490
Class C	(161,353)	(1,686,618)	(322,355)	(3,295,490)
18	Invesco Rochester® AMT-Free New York Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(2,788,837)	$(29,431,196)	(8,051,497)	$(83,560,568)
Class C	(100,407)	(1,074,704)	(255,263)	(2,648,102)
Class Y	(794,350)	(8,393,977)	(2,739,726)	(28,093,519)
Class R6	(60)	(614)	(302)	(3,098)
Net increase (decrease) in share activity	(622,928)	$(6,584,870)	(1,608,204)	$(16,802,592)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
19	Invesco Rochester® AMT-Free New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® AMT-Free New York Municipal Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts.  The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management.  The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year
20	Invesco Rochester® AMT-Free New York Municipal Fund

periods and below the performance of the Index for the three year period.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds and how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such
21	Invesco Rochester® AMT-Free New York Municipal Fund

services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
22	Invesco Rochester® AMT-Free New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
23	Invesco Rochester® AMT-Free New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROAFNYM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Rochester® Limited Term New York Municipal Fund
Nasdaq:
A: LTNYX ■ C: LTNCX ■ Y: LTBYX ■ R6: IORMX

2	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
24	Approval of Investment Advisory and Sub-Advisory Contracts
27	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.73%
New York–89.72%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$ 745	$ 796,704
Series 2018 A, RB	5.00%	12/15/2036	780	831,927
Series 2018 A, RB	5.00%	12/15/2037	820	872,929
Series 2018 A, RB	5.00%	12/15/2038	500	530,736
Series 2018 B, RB(a)	5.00%	12/15/2030	240	253,685
Series 2018 B, RB(a)	5.00%	12/15/2031	300	316,388
Series 2018 B, RB(a)	5.00%	12/15/2032	320	336,905
Series 2020 B, Ref. RB(a)	5.00%	12/15/2024	930	934,000
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,546,931
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,561,572
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	5,235	4,868,686
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,008,036)(b)(c)	4.00%	07/01/2025	1,025	932,705
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,038,993)(b)(c)	4.00%	07/01/2026	1,065	941,638
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,068,391)(b)(c)	4.00%	07/01/2027	1,105	964,417
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $503,100)(b)(c)	4.00%	07/01/2028	585	496,415
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $7,837,309)(b)(c)	4.00%	07/01/2036	7,295	5,141,783
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2026	300	306,938
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	345,248
Series 2024, RB	4.50%	06/01/2044	400	395,013
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2037	1,525	1,499,141
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	669,035
Series 2018, Ref. RB	5.00%	10/01/2028	690	708,447
Series 2018, Ref. RB	5.00%	10/01/2029	730	748,161
Series 2018, Ref. RB	5.00%	10/01/2030	760	775,724
Series 2018, Ref. RB	5.00%	10/01/2031	805	818,301
Series 2018, Ref. RB	5.00%	10/01/2043	540	525,931
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	518,141
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,171,716
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,037,128
Series 2016, Ref. RB	5.25%	11/01/2030	650	673,584
Series 2016, Ref. RB	5.25%	11/01/2031	650	673,172
Broome County Local Development Corp. (United Health Services Hospital);
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2039	1,400	1,404,679
Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2040	2,900	2,897,403
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,156,732
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	154,655
Series 2018, Ref. RB	5.00%	10/01/2027	150	156,870
Series 2018, Ref. RB	5.00%	10/01/2028	165	174,597
Series 2018, Ref. RB	5.00%	10/01/2029	175	185,183
Series 2018, Ref. RB	5.00%	10/01/2030	200	210,535
Series 2018, Ref. RB	5.00%	10/01/2031	200	209,903
Series 2018, Ref. RB	5.00%	10/01/2033	100	104,640
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	5,515	5,561,905
Build NYC Resource Corp. (Academic Leadership Charter School); Series 2021, RB	4.00%	06/15/2036	365	351,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	$ 780	$ 784,073
Series 2018, RB	5.00%	06/01/2033	1,190	1,222,567
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	5,000	4,676,972
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	127,207
Series 2019, RB	4.00%	07/01/2037	150	151,881
Series 2019, RB	4.00%	07/01/2038	150	150,951
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,885	1,708,741
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2025	465	471,505
Series 2017, Ref. RB	5.00%	08/01/2028	600	625,235
Series 2017, Ref. RB	5.00%	08/01/2030	1,140	1,183,461
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	938,892
Series 2017, Ref. RB	5.00%	08/01/2032	635	657,006
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	1,045	1,047,068
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,016,194
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	325	315,943
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	280	280,370
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	528,705
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(d)	4.75%	12/15/2026	1,375	1,375,760
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,266,813
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	404,059
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	426,492
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	457,697
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	478,585
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	498,916
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,683,142
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	765	765,732
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,125,698
Series 2014, RB	5.00%	07/01/2044	2,000	2,000,519
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	350,731
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	228,014
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,205,875
Dutchess County Local Development Corp. (Marist College); Series 2015 A, RB	5.00%	07/01/2035	3,000	3,037,330
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,295	1,304,855
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	430	439,928
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,610,427
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	15,110	14,904,962
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	175	176,786
Series 2017, Ref. RB	5.00%	06/01/2027	100	102,159
Series 2017, Ref. RB	5.00%	06/01/2028	100	102,053
Series 2017, Ref. RB	5.00%	06/01/2031	320	324,307
Series 2017, Ref. RB	5.00%	06/01/2035	255	257,495
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	270	272,587
Franklin (County of), NY Solid Waste Management Authority; Series 2012, RB	5.00%	06/01/2027	520	520,692
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	205	206,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	$ 600	$ 632,403
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,162,927
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,262,968
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	925	906,833
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,002,249
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	2,020	2,094,407
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,801,123
Series 2017, Ref. RB	5.00%	07/01/2029	200	206,800
Series 2017, Ref. RB	5.00%	07/01/2030	170	175,083
Series 2017, Ref. RB	5.00%	07/01/2031	150	154,062
Series 2017, Ref. RB	5.00%	07/01/2032	275	281,845
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	5,960	6,156,451
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,965,150
Series 2017 A, Ref. RB	5.00%	02/15/2045	8,000	8,237,414
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	9,036,049
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,308,254
Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB(g)(h)	5.00%	11/19/2024	17,000	17,066,516
Series 2014 A, Ref. RB(g)(h)	5.00%	11/19/2024	1,700	1,706,652
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,730,531
Series 2018, RB	5.00%	09/01/2035	11,000	11,763,929
Series 2018, RB	5.00%	09/01/2038	1,270	1,348,163
Series 2020 A, Ref. RB	4.00%	09/01/2040	215	220,947
Series 2021 B, Ref. RB(g)	1.50%	09/01/2026	1,750	1,675,948
Metropolitan Transportation Authority; Subseries 2014 D-1, RB	5.25%	11/15/2044	5,000	5,013,772
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,975,237
Subseries 2016 B-1, RB	5.00%	11/15/2036	2,745	2,843,111
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	355,226
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	602,409
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,775
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,635
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,310
Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,103,533
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,385,717
Series 2017, RB	5.00%	12/01/2029	1,000	1,031,201
Series 2017, RB	5.00%	12/01/2034	1,100	1,126,933
Series 2017, RB	5.00%	12/01/2035	1,055	1,079,492
Series 2017, RB	5.00%	12/01/2036	1,125	1,149,410
Monroe County Industrial Development Corp. (Rochester Regional Health);
Series 2020, Ref. RB	5.00%	12/01/2032	535	562,652
Series 2020, Ref. RB	5.00%	12/01/2033	1,815	1,905,356
Series 2020, Ref. RB	5.00%	12/01/2034	1,000	1,047,504
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2028	1,000	1,001,269
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	6,520	6,217,962
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB(g)(h)	5.50%	09/22/2024	1,500	1,501,902
Nassau (County of), NY;
Series 2016 C, GO Bonds	5.00%	04/01/2029	3,160	3,274,095
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	383,339
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2036	5,850	6,245,336
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2038	5,450	5,793,380
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2039	4,775	5,062,697
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2045	4,000	4,194,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	$ 1,500	$ 1,501,220
Series 2014, RB	5.00%	07/01/2032	660	660,428
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	1,060	966,009
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,574,964
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,865	1,685,347
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	329,064
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,114,283
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Fifth Series 2014, RB(a)	5.00%	09/01/2026	12,500	12,513,894
One Hundred Eighty Fifth Series 2014, RB(a)	5.00%	09/01/2032	1,385	1,386,497
One Hundred Eighty Fifth Series 2014, RB(a)	4.00%	09/01/2033	2,000	2,000,068
One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	2,500	2,503,410
One Hundred Eighty Sixth Series 2014, Ref. RB(a)	5.00%	10/15/2033	4,345	4,352,228
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,020
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,999,887
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,999,686
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,544,305
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,072,875
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,338,090
Series 2014 186, Ref. RB(a)	5.00%	10/15/2031	4,900	4,908,326
Series 2014 186, Ref. RB(a)	5.00%	10/15/2034	9,170	9,184,711
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,546,942
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,623,597
Series 2024, Ref. RB	5.00%	07/15/2040	1,000	1,146,267
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,581,104
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	10,000	10,284,311
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	46,017
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,010
Series 1996 J, GO Bonds (INS - FGIC)(d)	5.50%	02/15/2026	10	10,020
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,009
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	8,017,756
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	1,003,805
Series 2024 D, GO Bonds	4.00%	04/01/2045	19,000	18,761,713
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,499,085
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	2,500	2,816,182
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%), (INS - FGIC)(d)(i)	3.77%	03/01/2025	200	199,964
Series 2006, RB (CPI Rate + 0.88%), (INS - FGIC)(d)(i)	3.78%	03/01/2026	985	987,703
Series 2006, RB (CPI Rate + 0.89%), (INS - FGIC)(d)(i)	3.79%	03/01/2027	1,000	1,004,643
New York (City of), NY Municipal Water Finance Authority;
Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	11,088,744
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,196,478
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,178,033
Series 2020 AA-2, RB	4.00%	06/15/2043	12,330	12,354,198
Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,601,734
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 E-1, RB	5.00%	02/01/2041	$ 8,195	$ 8,243,595
Series 2015 S, RB	5.00%	07/15/2032	10,000	10,178,011
Series 2015 S, RB	5.00%	07/15/2040	15,815	16,047,511
Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,229,704
Series 2015 S-1, RB	5.00%	07/15/2043	2,000	2,011,343
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,167,224
Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,609,436
Series 2016 S-1, RB	5.00%	07/15/2043	10,000	10,175,960
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,884,078
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,290,333
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,545,968
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,624,060
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,882,588
Series 2018 S-3, RB	5.00%	07/15/2037	2,450	2,601,903
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,422,129
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,294,144
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,897,384
Series 2024, RB	5.00%	05/01/2045	8,255	9,140,497
Subseries 2014 B-1, RB(g)(h)	5.00%	10/28/2024	10,000	10,029,071
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,300,922
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,994,625
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	12,055,320
Subseries 2018 A-1, RB	5.00%	08/01/2037	1,655	1,759,153
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,855,843
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	15,965,097
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,000,411
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	310,262
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2025	110	110,175
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2027	35	35,045
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2028	5	5,006
Series 2012, RB	5.00%	10/01/2026	140	140,182
Series 2012, RB	5.00%	10/01/2026	120	120,131
Series 2012, RB	5.00%	10/01/2027	65	65,071
Series 2012, RB	5.00%	10/01/2028	50	50,054
Series 2013 A, RB(g)(h)	5.00%	11/25/2024	1,500	1,506,338
Series 2013, RB	5.75%	07/01/2043	7,055	7,064,599
Series 2014 E, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	1,000	1,001,446
Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,063,996
Series 2015 A, Ref. RB	5.00%	07/01/2031	3,700	3,750,847
Series 2015 B, RB	5.00%	02/15/2032	2,055	2,073,262
Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,257,163
Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,081,945
Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,839,428
Series 2015, Ref. RB(e)	5.00%	12/01/2029	1,000	1,001,886
Series 2016, Ref. RB(e)	5.00%	12/01/2026	3,780	3,710,660
Series 2017, Ref. RB(e)	5.00%	12/01/2031	500	500,740
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,515,506
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,077,261
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,171,053
Series 2020 A, Ref. RB(g)(h)	4.00%	09/15/2030	5	5,405
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,745	11,688,677
Series 2024 A, RB	5.25%	05/01/2037	875	990,129
Series 2024 A, RB	5.25%	05/01/2038	875	986,089
Series 2024 A, RB (INS - AGM)(d)	5.00%	10/01/2038	3,780	4,264,461
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, RB	5.25%	05/01/2039	$ 500	$ 560,491
Series 2024 A, RB	5.25%	05/01/2040	400	446,019
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,557,911
Series 2024 A, Ref. RB	5.00%	03/15/2045	5,000	5,534,822
New York (State of) Dormitory Authority (Bidding Group 2);
Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,544,162
Series 2018 E, Ref. RB	5.00%	03/15/2040	5,000	5,294,361
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,703,155
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	740	682,663
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	1,865	1,789,529
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,090,000)(c)(e)	4.63%	10/01/2027	1,090	1,033,090
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,043,352
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,406,838
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	302,950
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	403,000
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	402,035
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,303,785
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,039,400
Series 2018 A, Ref. RB	5.00%	08/01/2027	1,000	1,032,703
Series 2018 A, Ref. RB	5.00%	08/01/2028	1,000	1,043,292
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,000	1,042,811
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	816,510
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,083,256
New York (State of) Dormitory Authority (New York Orange Regional Medial Center Oblidated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2025	1,000	1,002,781
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,102,292
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,100,921
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	269,358
New York (State of) Dormitory Authority (NYU Hospitals Center);
Series 2014, Ref. RB	5.00%	07/01/2036	350	350,319
Series 2015, Ref. RB	5.00%	07/01/2028	140	140,348
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2025	1,300	1,306,035
Series 2017, Ref. RB(e)	5.00%	12/01/2026	2,800	2,816,134
Series 2017, Ref. RB(e)	5.00%	12/01/2027	1,300	1,307,563
Series 2017, Ref. RB(e)	5.00%	12/01/2030	1,000	1,002,737
Series 2017, Ref. RB(e)	5.00%	12/01/2033	800	799,500
Series 2017, Ref. RB(e)	5.00%	12/01/2036	1,300	1,279,220
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,935,313
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2026	2,740	2,743,749
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2027	2,485	2,488,400
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,667,265
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,887,565
Series 2013 E, RB (INS - AGM)(d)	5.00%	10/01/2026	3,190	3,194,364
New York (State of) Dormitory Authority (St. John’s University);
Series 2015 A, Ref. RB	5.00%	07/01/2034	2,000	2,025,877
Series 2015 A, Ref. RB	5.00%	07/01/2037	5,900	5,966,102
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2025	$ 90	$ 90,927
Series 2021, RB	5.00%	07/01/2026	100	101,158
Series 2021, RB	5.00%	07/01/2027	120	122,066
Series 2021, RB	5.00%	07/01/2028	75	76,624
Series 2021, RB	5.00%	07/01/2029	100	102,534
Series 2021, RB	5.00%	07/01/2030	75	76,893
Series 2021, RB	4.00%	07/01/2035	200	184,719
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	3,060	3,231,678
Series 2018 A, RB	5.00%	07/01/2038	1,850	1,944,086
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,400,367
Series 2022, Ref. RB	5.00%	07/01/2036	735	767,654
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,124,833
New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	940	940,286
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,826,386
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,023,349
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,429,495
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	75	75,083
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	980	981,180
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(g)	0.65%	11/01/2025	3,705	3,602,556
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,245	1,281,190
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	945,786
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(d)	4.00%	11/15/2042	5,000	5,079,402
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,562,281
Series 2018 L, Ref. RB	5.00%	01/01/2035	3,995	4,256,663
Series 2019 B, RB (INS - AGM)(d)	4.00%	01/01/2040	12,690	12,752,832
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	24,413,275
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2032	10,000	10,252,432
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,692,367
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,223,196
Series 2017, RB	5.00%	12/15/2040	13,260	13,919,745
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	5.00%	02/15/2038	690	764,595
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,075
Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,444,084
Series 2014 E, RB	3.40%	11/01/2029	685	685,004
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	115,673
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	166,154
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	460	462,514
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,506,967
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,184,799
Series 2015, Ref. RB	5.00%	11/15/2045	1,500	1,512,500
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	360	360,261
Series 2000 A, RB	6.63%	06/01/2042	3,165	3,166,710
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,935	5,027,599
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	600	596,591
Series 2010 A, RB(e)	6.25%	06/01/2041	8,205	8,206,184
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$ 3,855	$ 3,958,173
Series 2016 A, Ref. RB	6.75%	06/01/2035	5,430	5,513,091
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,409,415
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,765	9,002,928
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	5,248,107
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,157,317
New York State Environmental Facilities Corp.; Series 2014, RB(g)(h)	5.00%	12/09/2024	5,000	5,008,180
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,017
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,875,294
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,928,886
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	3,074,673
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,988,778
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	4,260	4,537,652
Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,844,530
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,700	8,713,221
Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,510,689
Series 2021, Ref. RB(a)	2.25%	08/01/2026	1,665	1,618,369
Series 2021, Ref. RB(a)	3.00%	08/01/2031	1,870	1,751,546
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	4,250	4,254,428
Series 2018, RB(a)	5.00%	01/01/2034	9,870	10,182,317
Series 2018, RB(a)	5.00%	01/01/2036	2,000	2,056,614
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,259,251
Series 2020, RB(a)	4.38%	10/01/2045	2,950	2,841,649
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,001,133
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,999,973
Series 2016 A, RB(a)	5.00%	07/01/2041	6,500	6,499,711
Series 2016, RB (INS - AGM)(a)(d)	4.00%	07/01/2031	4,760	4,760,212
Series 2023, RB(a)	5.63%	04/01/2040	2,000	2,155,751
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	960,099
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	953,476
Series 2020 A, Ref. RB(a)	4.00%	12/01/2038	1,000	989,259
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,076,179
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,248,279
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,412,431
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,822,535
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,835	1,840,924
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2028	750	778,468
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	850	881,400
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,000,649
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	736,767
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	760,145
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,042,905
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,830	1,821,386
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2035	1,000	1,001,511
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2036	1,250	1,250,114
Series 2019, Ref. RB (INS - AGM)(d)	4.00%	12/01/2037	1,000	994,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2025	$ 355	$ 357,183
Series 2019, Ref. RB	5.00%	07/01/2026	755	771,068
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2029	780	819,999
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2030	275	288,457
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2031	350	366,431
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2032	455	475,606
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2033	475	496,164
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2034	500	522,725
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	466,530
Series 2017, Ref. RB	5.00%	05/01/2028	600	621,911
Series 2017, Ref. RB	5.00%	05/01/2029	450	466,181
Series 2017, Ref. RB	5.00%	05/01/2030	835	863,314
Series 2017, Ref. RB	5.00%	05/01/2032	600	617,583
Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,271
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2024	660	658,571
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,218,117
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	240	239,780
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2025	450	450,692
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2029	675	732,502
Series 2021 A, RB(a)	5.00%	12/15/2030	585	639,193
Series 2021 A, RB(a)	5.00%	12/15/2031	235	259,056
Series 2021 A, RB(a)	5.00%	12/15/2032	750	818,316
Series 2021 A, RB(a)	5.00%	12/15/2033	750	822,653
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	10	10,126
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,035,201
Spring Valley (Village of), NY; Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2025	365	365,538
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	521,322
Series 2017, Ref. RB	5.00%	09/01/2031	690	715,915
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	176,947
Series 2021 A, Ref. RB	5.00%	09/01/2030	175	188,853
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	97,635
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	244,087
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	205,154
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	215,278
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	494,348
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	214,934
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	240,926
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	213,135
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	239,777
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	265,812
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	211,332
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	288,293
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	209,668
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	156,704
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	52,059
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	8,870	8,875,954
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	811,226
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	464,511
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,762
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	195	182,890
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	5.00%	12/01/2034	$ 8,000	$ 8,385,089
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	5,975	6,050,665
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,575	1,594,945
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,535	1,554,439
Series 2016 D-1, RB(e)	4.85%	11/01/2031	1,010	1,022,790
Triborough Bridge & Tunnel Authority;
Series 2014 A, RB(g)(h)	5.00%	11/19/2024	15,000	15,058,690
Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,231,231
Series 2016 A, Ref. RB	5.00%	11/15/2046	5,000	5,114,318
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,580,269
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,434,477
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2014 A, RB(g)(h)	5.00%	11/19/2024	10,000	10,039,127
Series 2018 C, Ref. RB	5.00%	11/15/2038	5,000	5,306,193
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2036	5,000	5,439,762
Series 2020, Ref. RB	5.00%	09/01/2039	7,500	8,046,741
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,130	2,833,355
Series 2017 A, Ref. RB	5.00%	06/01/2030	8,275	8,597,922
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,190,382
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,189,095
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,186,401
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,557,310
Westchester County Local Development Corp.;
Series 2014 A, RB(g)(h)	5.00%	11/25/2024	1,225	1,230,176
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,065	2,148,382
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	306,415
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	250	257,398
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	3.00%	12/01/2026	1,395	1,367,337
White Plains Housing Development Corp. (Battle Hill Houses, Section 8 Assisted); Series 1996 A, Ref. RB (CEP - Federal Housing Administration)	6.65%	02/01/2025	5	5,033
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	200,050
				1,331,134,892
Puerto Rico–8.03%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	32,210	32,376,510
Series 2002, RB	5.63%	05/15/2043	800	809,290
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(j)(k)	0.00%	08/01/2028	105,030	1
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	3,373	3,213,205
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	109	26,954
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	35	11,260
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	6,700,312
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	9,529	9,596,317
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,645,063
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	854,458
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	854,791
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,512,299
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	649,009
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	552,139
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	729,314
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	5
Subseries 2022, RN(k)	0.00%	11/01/2043	4,012	2,542,679
Subseries 2022, RN(k)	0.00%	11/01/2051	525	275,999
Subseries 2022, RN(k)	0.00%	11/01/2051	15,391	9,869,511
Subseries 2022, RN(k)	0.00%	11/01/2051	6,882	2,142,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	$ 5,000	$ 5,041,092
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2008 WW, RB (Acquired 11/02/2010; Cost $5,048,400)(b)(c)	5.25%	07/01/2025	5,000	2,700,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	1,665	1,649,628
Series 2023 A, RB	6.63%	01/01/2028	12,696	12,577,390
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	865	870,409
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	5,930	5,334,162
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	7,678,777
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	469,199
Series 2018 A-1, RB	4.50%	07/01/2034	487	487,718
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	699,002
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	245
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,795,432
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,476,434
Series 2019 A-2, RB	4.54%	07/01/2053	75	71,944
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	993,468
Series 2019 A-2B, RB	4.55%	07/01/2040	672	673,600
University of Puerto Rico; Series 2006 Q, RB	5.00%	06/01/2030	300	291,232
				119,170,876
Virgin Islands–0.56%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,513,046
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2024	850	858,833
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2025	3,760	3,800,479
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,733,554
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,543
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	283,040
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(d)	4.50%	07/01/2028	100	100,274
				8,339,769
Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,500	3,226,600
Guam–0.20%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,840	2,863,044
Total Municipal Obligations (Cost $1,467,522,942)				1,464,735,181
U.S. Dollar Denominated Bonds & Notes–0.19%
Puerto Rico–0.19%
AES Puerto Rico, Inc.(j) (Cost $2,882,924)	12.50%	03/04/2026	2,950	2,861,144
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)			279,243	0
TOTAL INVESTMENTS IN SECURITIES(l)–98.92% (Cost $1,470,405,866)				1,467,596,325
BORROWINGS–(0.15)%				(2,200,000)
OTHER ASSETS LESS LIABILITIES–1.23%				18,242,841
NET ASSETS–100.00%				$1,483,639,166
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $11,188,218, which represented less than 1% of the Fund’s Net Assets.
(c)	Restricted security. The aggregate value of these securities at August 31, 2024 was $12,210,048, which represented less than 1% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $68,161,735, which represented 4.59% of the Fund’s Net Assets.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	Zero coupon bond issued at a discount.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,470,405,866)	$1,467,596,325
Cash	30,953
Receivable for:
Investments sold	527,295
Fund shares sold	684,738
Interest	18,393,883
Investments matured, at value (Cost $8,110,025)	4,357,311
Investment for trustee deferred compensation and retirement plans	232,900
Other assets	218,211
Total assets	1,492,041,616
Liabilities:
Payable for:
Borrowings	2,200,000
Investments purchased	3,043,394
Dividends	1,452,445
Fund shares reacquired	776,705
Accrued fees to affiliates	511,019
Accrued interest expense	36,997
Accrued trustees’ and officers’ fees and benefits	1,023
Accrued other operating expenses	32,094
Trustee deferred compensation and retirement plans	348,773
Total liabilities	8,402,450
Net assets applicable to shares outstanding	$1,483,639,166
Net assets consist of:
Shares of beneficial interest	$2,079,915,445
Distributable earnings (loss)	(596,276,279)
$1,483,639,166
Net Assets:
Class A	$1,118,614,625
Class C	$48,298,854
Class Y	$313,671,451
Class R6	$3,054,236
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	396,821,731
Class C	17,235,629
Class Y	111,293,288
Class R6	1,082,653
Class A:
Net asset value per share	$2.82
Maximum offering price per share (Net asset value of $2.82 ÷ 97.50%)	$2.89
Class C:
Net asset value and offering price per share	$2.80
Class Y:
Net asset value and offering price per share	$2.82
Class R6:
Net asset value and offering price per share	$2.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$29,542,963
Expenses:
Advisory fees	3,008,403
Administrative services fees	107,685
Custodian fees	5,484
Distribution fees:
Class A	1,413,214
Class C	258,467
Interest, facilities and maintenance fees	553,696
Transfer agent fees — A, C and Y	518,768
Transfer agent fees — R6	129
Trustees’ and officers’ fees and benefits	16,898
Registration and filing fees	34,473
Reports to shareholders	25,420
Professional services fees	126,203
Other	15,552
Total expenses	6,084,392
Less: Expense offset arrangement(s)	(4,501)
Net expenses	6,079,891
Net investment income	23,463,072
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains from securities sold to affiliates of $5,222)	(7,961,794)
Change in net unrealized appreciation of unaffiliated investment securities	17,773,758
Net realized and unrealized gain	9,811,964
Net increase in net assets resulting from operations	$33,275,036
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$23,463,072	$47,488,875
Net realized gain (loss)	(7,961,794)	(19,735,135)
Change in net unrealized appreciation	17,773,758	36,586,854
Net increase in net assets resulting from operations	33,275,036	64,340,594
Distributions to shareholders from distributable earnings:
Class A	(18,265,878)	(38,506,668)
Class C	(631,461)	(1,508,292)
Class Y	(5,393,119)	(11,319,630)
Class R6	(32,650)	(30,402)
Total distributions from distributable earnings	(24,323,108)	(51,364,992)
Share transactions–net:
Class A	(56,707,167)	(128,570,699)
Class C	(6,230,976)	(16,888,230)
Class Y	(12,840,699)	(10,936,922)
Class R6	2,188,083	90,454
Net increase (decrease) in net assets resulting from share transactions	(73,590,759)	(156,305,397)
Net increase (decrease) in net assets	(64,638,831)	(143,329,795)
Net assets:
Beginning of period	1,548,277,997	1,691,607,792
End of period	$1,483,639,166	$1,548,277,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$2.80	$0.04	$0.03	$0.07	$(0.05)	$2.82	2.35%	$1,118,615	0.83%(d)	0.83%(d)	0.76%(d)	3.07%(d)	12%
Year ended 02/29/24	2.78	0.08	0.03	0.11	(0.09)	2.80	3.94	1,168,493	0.90	0.90	0.76	2.91	21
Year ended 02/28/23	2.98	0.07	(0.19)	(0.12)	(0.08)	2.78	(4.16)	1,287,117	0.91	0.91	0.75	2.65	60
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78	0.78	0.74	2.01	12
Year ended 02/28/21	3.12	0.08	(0.07)	0.01	(0.09)	3.04	0.29(e)	1,411,111	0.87(e)	0.87(e)	0.76(e)	2.75(e)	17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.45	1,370,661	0.76(d)	0.90(d)	0.76(d)	2.67(d)	1
Year ended 12/31/19	2.95	0.09	0.12	0.21	(0.10)	3.06	7.27	1,338,074	0.75	0.90	0.75	2.91	11
Class C
Six months ended 08/31/24	2.78	0.03	0.02	0.05	(0.03)	2.80	1.97	48,299	1.58(d)	1.58(d)	1.51(d)	2.32(d)	12
Year ended 02/29/24	2.76	0.06	0.03	0.09	(0.07)	2.78	3.17	54,229	1.65	1.65	1.51	2.16	21
Year ended 02/28/23	2.97	0.05	(0.21)	(0.16)	(0.05)	2.76	(5.26)	70,720	1.66	1.66	1.50	1.90	60
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53	1.53	1.49	1.26	12
Year ended 02/28/21	3.10	0.06	(0.07)	(0.01)	(0.07)	3.02	(0.47)	91,938	1.63	1.63	1.52	1.99	17
Two months ended 02/29/20	3.04	0.01	0.06	0.07	(0.01)	3.10	2.34	195,347	1.51(d)	1.65(d)	1.51(d)	1.92(d)	1
Year ended 12/31/19	2.93	0.06	0.13	0.19	(0.08)	3.04	6.51	197,113	1.51	1.66	1.51	2.15	11
Class Y
Six months ended 08/31/24	2.80	0.05	0.02	0.07	(0.05)	2.82	2.47	313,671	0.58(d)	0.58(d)	0.51(d)	3.32(d)	12
Year ended 02/29/24	2.78	0.09	0.02	0.11	(0.09)	2.80	4.21	324,713	0.65	0.65	0.51	3.16	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.24)	333,027	0.66	0.66	0.50	2.90	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53	0.53	0.49	2.26	12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.53	260,365	0.63	0.63	0.52	2.99	17
Two months ended 02/29/20	3.06	0.01	0.07	0.08	(0.02)	3.12	2.49	235,989	0.51(d)	0.65(d)	0.51(d)	2.92(d)	1
Year ended 12/31/19	2.95	0.10	0.12	0.22	(0.11)	3.06	7.53	224,615	0.51	0.66	0.51	3.15	11
Class R6
Six months ended 08/31/24	2.80	0.05	0.02	0.07	(0.05)	2.82	2.50	3,054	0.52(d)	0.52(d)	0.45(d)	3.38(d)	12
Year ended 02/29/24	2.78	0.09	0.03	0.12	(0.10)	2.80	4.26	843	0.59	0.59	0.45	3.22	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.20)	744	0.60	0.60	0.44	2.96	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50	0.50	0.46	2.29	12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.59	170	0.57	0.57	0.46	3.05	17
Two months ended 02/29/20	3.06	0.02	0.06	0.08	(0.02)	3.12	2.50	128	0.48(d)	0.62(d)	0.48(d)	2.95(d)	1
Period ended 12/31/19(f)	3.05	0.06	0.02	0.08	(0.07)	3.06	2.79	125	0.47(d)	0.62(d)	0.47(d)	3.20(d)	11

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
(f)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
18	Invesco Rochester® Limited Term New York Municipal Fund

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
19	Invesco Rochester® Limited Term New York Municipal Fund

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively,
20	Invesco Rochester® Limited Term New York Municipal Fund

the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $722 in front-end sales commissions from the sale of Class A shares and $3,734 and $5,457 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,464,735,180	$1	$1,464,735,181
U.S. Dollar Denominated Bonds & Notes	—	—	2,861,144	2,861,144
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,464,735,180	2,861,145	1,467,596,325
Other Investments - Assets
Investments Matured	—	4,357,311	—	4,357,311
Total Investments	$—	$1,469,092,491	$2,861,145	$1,471,953,636
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $20,208,064 and securities sales of $9,295,644, which resulted in net realized gains of $5,222.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,501.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit
21	Invesco Rochester® Limited Term New York Municipal Fund

and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended August 31, 2024, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$50,568,444	$554,150,787	$604,719,231
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $178,083,655 and $252,135,818, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$18,434,547
Aggregate unrealized (depreciation) of investments	(26,358,862)
Net unrealized appreciation (depreciation) of investments	$(7,924,315)
Cost of investments for tax purposes is $1,479,877,951.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	12,535,513	$35,226,020	30,001,942	$83,340,159
Class C	1,010,114	2,812,226	2,389,773	6,603,853
Class Y	14,443,494	40,445,693	37,453,393	103,819,192
Class R6	834,991	2,336,329	58,700	163,874
Issued as reinvestment of dividends:
Class A	4,121,870	11,526,527	8,723,795	24,185,189
Class C	164,255	456,291	386,785	1,066,627
Class Y	1,238,307	3,463,182	2,676,889	7,420,348
Class R6	8,307	23,299	5,362	14,890
Automatic conversion of Class C shares to Class A shares:
Class A	1,061,249	2,886,645	2,964,382	8,218,142
Class C	(1,068,874)	(2,886,645)	(2,982,337)	(8,218,142)
22	Invesco Rochester® Limited Term New York Municipal Fund

	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(37,961,924)	$(106,346,359)	(88,071,618)	$(244,314,189)
Class C	(2,342,903)	(6,612,848)	(5,944,619)	(16,340,568)
Class Y	(20,294,725)	(56,749,574)	(44,138,623)	(122,176,462)
Class R6	(61,101)	(171,545)	(31,379)	(88,310)
Net increase (decrease) in share activity	(26,311,427)	$(73,590,759)	(56,507,555)	$(156,305,397)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
23	Invesco Rochester® Limited Term New York Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Limited Term New York Municipal Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal New York Investment Grade 4-7 Years Bond Index (Index).  The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was reasonable comparably to the performance of the Index for the one and five year
24	Invesco Rochester® Limited Term New York Municipal Fund

periods and below the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each the same as the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management the reasons for such relative total expenses. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.The Board also received information about commissions that an
25	Invesco Rochester® Limited Term New York Municipal Fund

affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
26	Invesco Rochester® Limited Term New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
27	Invesco Rochester® Limited Term New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROLTNYM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Rochester® Municipal Opportunities Fund
Nasdaq:
A: ORNAX ■ C: ORNCX ■ Y: ORNYX ■ R5: IORHX ■ R6: IORYX

2	Schedule of Investments
39	Financial Statements
43	Financial Highlights
44	Notes to Financial Statements
50	Approval of Investment Advisory and Sub-Advisory Contracts
53	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.64%
Alabama–1.65%
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(a)	5.75%	10/01/2049	$ 16,000	$ 16,965,266
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,800	11,804,887
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	490,447
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,260,497
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(b)	4.00%	11/01/2045	2,425	2,292,198
Mobile (County of), AL Industrial Development Authority; Series 2024, RB(a)	5.00%	06/01/2054	21,470	22,346,105
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB (Acquired 06/10/2020; Cost $6,000,000)(a)(b)(c)(d)(e)	6.00%	05/01/2025	6,000	6,408,021
Series 2020 B, RB (Acquired 06/10/2020; Cost $1,351,203)(b)(c)(d)(e)	8.00%	05/01/2025	1,351	1,414,465
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(d)	5.00%	05/01/2032	34,000	36,490,126
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(d)	4.00%	12/01/2031	15,835	15,870,619
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(b)	5.25%	05/01/2044	45,365	46,091,929
				161,434,560
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	6,600
Series 2007 C, RB(f)	6.00%	12/01/2036	500	2,000
				8,600
Arizona–1.99%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	6,836	6,609,581
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(b)	5.50%	07/01/2038	1,165	1,188,330
Series 2018 B, RB(b)	5.63%	07/01/2048	2,250	2,281,353
Series 2018 B, RB(b)	5.75%	07/01/2053	3,500	3,552,893
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(b)	5.13%	08/01/2038	2,515	2,523,271
Series 2018 A, RB(b)	5.25%	08/01/2048	3,945	3,809,391
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(b)	5.50%	07/01/2037	580	584,475
Series 2017, Ref. RB(b)	5.75%	07/01/2047	680	683,101
Series 2017, Ref. RB(b)	5.88%	07/01/2052	645	649,019
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(b)	5.00%	07/01/2054	3,000	2,878,651
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(b)	5.25%	12/15/2038	1,415	1,428,509
Series 2018 A, RB(b)	5.50%	12/15/2048	2,260	2,268,439
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	410,981
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(g)	6.38%	01/01/2028	550	526,718
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,657,627
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(b)	6.00%	01/01/2048	11,475	8,896,312
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	220	226,115
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	405	410,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(b)	6.00%	07/01/2043	$ 1,885	$ 1,945,470
Series 2023, RB(b)	6.25%	07/01/2053	1,900	1,953,859
Series 2023, RB(b)	6.38%	07/01/2058	2,000	2,062,952
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	834,129
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	382	382,105
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,425	1,409,621
Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(b)	5.50%	07/01/2046	4,135	4,179,006
Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,215,000)(a)(e)	5.88%	11/01/2037	2,375	2,155,813
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,021,505
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(b)	9.50%	04/01/2052	7,900	7,317,068
Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	1,185	1,214,549
Pima (County of), AZ Industrial Development Authority;
Series 2021, RB(b)	5.00%	07/01/2056	2,230	2,130,789
Series 2022, RB(b)	6.88%	11/15/2052	7,500	8,151,186
Series 2022, RB(b)	7.00%	11/15/2057	3,975	4,329,091
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(b)	5.63%	06/15/2045	2,250	2,259,893
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,110	2,110,524
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(c)(d)	5.00%	06/15/2025	1,550	1,597,220
Series 2017 C, RB(c)(d)	5.00%	06/15/2025	2,830	2,916,214
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(b)	5.50%	09/01/2046	2,400	2,328,544
Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(b)	6.50%	11/01/2047	5,530	5,555,943
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(b)	6.00%	12/01/2036	3,315	3,374,398
Series 2016, Ref. RB(b)	6.00%	12/01/2046	6,310	6,372,478
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(b)	6.00%	07/01/2035	1,025	1,033,706
Series 2015, RB(b)	6.13%	07/01/2045	3,310	3,327,274
Series 2019, RB	5.13%	07/01/2039	650	642,971
Series 2019, RB	5.25%	07/01/2049	810	780,566
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(a)(h)	5.50%	10/01/2033	5,853	5,819,711
Series 2021 C, RB(a)(b)	5.50%	10/01/2033	22,616	22,487,371
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(a)	6.25%	06/01/2026	190	190,693
Salt River Project Agricultural Improvement & Power District; Series 2023 A, RB	5.00%	01/01/2050	12,395	13,484,912
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(b)	5.60%	07/01/2031	151	141,352
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(b)	5.50%	06/15/2047	11,245	11,460,686
Series 2023, RB(b)	5.75%	06/15/2053	5,000	5,142,892
Series 2023, RB(b)	5.75%	06/15/2058	15,000	15,383,608
Southside Community Facilities District No. 1; Series 2008, RB(g)	7.25%	07/01/2032	794	642,074
Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(b)	6.50%	08/01/2048	3,640	3,790,955
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(b)	6.00%	10/01/2037	1,010	734,488
Series 2017 A, RB(b)	6.13%	10/01/2047	2,300	1,455,562
Series 2017 A, RB(b)	6.13%	10/01/2052	2,360	1,456,715
				195,163,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.34%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(a)(b)	4.75%	09/01/2049	$ 25,135	$ 25,330,502
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	4,455	4,455,000
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(b)	7.25%	12/01/2052	3,600	3,603,785
				33,389,287
California–10.18%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	120	120,240
California (State of);
Series 2022, GO Bonds	4.00%	04/01/2049	10,100	10,117,623
Series 2022, GO Bonds(i)	5.00%	09/01/2052	23,300	25,457,380
Series 2022, Ref. GO Bonds	4.00%	09/01/2042	8,480	8,671,245
California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(d)	5.25%	04/01/2030	12,780	13,785,331
California (State of) Community Choice Financing Authority (Green Bonds); Series 2024, RB(d)	5.00%	12/01/2032	15,000	16,188,877
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(j)	0.00%	06/01/2050	520,920	108,193,938
Series 2006 B, RB(j)	0.00%	06/01/2050	107,400	19,687,365
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	18,985	19,380,241
Series 2006 C, RB(j)	0.00%	06/01/2055	212,950	21,814,875
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,004,408
Series 2006 A, RB(j)	0.00%	06/01/2046	127,310	31,693,646
Series 2006 B, RB(j)	0.00%	06/01/2046	33,920	8,179,781
Series 2006 C, RB(j)	0.00%	06/01/2055	215,100	25,863,366
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,650	2,664,910
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	53	55,038
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(d)	8.00%	08/15/2025	39,665	40,044,713
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(a)	5.00%	12/31/2047	11,095	11,241,342
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(b)	6.38%	06/15/2064	2,250	2,437,777
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(a)(b)(e)(f)	7.50%	07/01/2032	6,075	82,013
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(a)(b)(e)(f)	8.00%	07/01/2039	14,995	202,433
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(a)(b)(e)(f)	7.50%	07/01/2032	2,650	35,775
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(b)	10.00%	05/15/2028	3,000	3,496,847
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(b)(c)(d)	6.50%	07/01/2027	2,515	2,778,160
Series 2017, RB(b)	6.50%	07/01/2050	1,865	1,911,576
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(b)	5.25%	07/01/2051	5,945	6,003,300
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.00%	05/01/2027	250	251,674
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.75%	05/01/2037	900	914,763
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.88%	05/01/2047	1,230	1,242,682
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(b)	5.13%	06/01/2047	595	595,296
Series 2017 A, RB(b)	5.25%	06/01/2052	665	665,821
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(b)	5.25%	07/01/2052	1,450	1,472,104
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,860	6,862,441
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,885	2,944,671
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,284,017
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,285,015
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(j)	0.00%	08/01/2042	7,780	3,701,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	$154,000	$ 17,983,689
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	770	772,022
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(a)	4.00%	05/15/2050	10,500	10,070,179
Series 2021 A, Ref. RB(a)	5.00%	05/15/2051	8,150	8,505,934
Series 2022 A, RB(a)	4.00%	05/15/2049	18,575	17,833,176
Series 2022, RB(a)(i)	5.00%	05/15/2047	25,205	25,643,514
Series 2022, RB(a)(i)	5.00%	05/15/2048	30,000	30,863,877
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.00%	05/15/2035	1,000	1,047,284
Series 2022, RB(a)	4.00%	05/15/2047	10,250	9,852,643
Morongo Band of Mission Indians (The); Series 2018 A, RB(b)	5.00%	10/01/2042	4,500	4,552,726
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,601
Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	9,500	9,461,419
Sacramento (City of), CA (Convention Center Complex);
Series 2018 A, RB	5.00%	06/01/2048	3,585	3,705,995
Series 2018, RB	5.00%	06/01/2048	6,415	6,620,247
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(a)	4.00%	07/01/2040	8,750	8,554,243
Series 2021 B, RB (INS - AGM)(a)(k)	4.00%	07/01/2051	16,750	16,048,605
Series 2021 B, RB(a)	4.00%	07/01/2056	14,145	13,288,423
Series 2021 B, RB(a)	5.00%	07/01/2056	15,180	15,690,367
Series 2023 B, RB(a)	5.00%	07/01/2048	5,000	5,301,685
Series 2023 B, RB(a)	5.00%	07/01/2053	15,000	15,782,099
Series 2023 B, RB(a)	5.25%	07/01/2058	20,000	21,377,590
San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	17,000	16,930,951
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(a)	5.00%	05/01/2046	20,630	20,867,750
Series 2019 A, RB(a)	5.00%	05/01/2044	10,020	10,348,617
Series 2019 A, RB(a)	5.00%	05/01/2049	90,485	92,849,844
Series 2019 E, RB(a)(c)(d)	4.00%	05/01/2029	1,310	1,352,154
Series 2019 E, RB(a)	4.00%	05/01/2050	13,845	13,216,358
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	60,785	32,006,390
Series 2007 A, RB(j)	0.00%	06/01/2047	58,990	16,356,783
Series 2007 B, RB(j)	0.00%	06/01/2047	13,505	3,638,598
Series 2007 C, RB(j)	0.00%	06/01/2056	61,600	6,704,926
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2037	6,245	3,927,363
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2038	12,115	7,249,690
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2041	14,735	7,493,502
Series 2011 D, GO Bonds (INS - AGM)(j)(k)	0.00%	08/01/2043	17,145	7,868,771
Sweetwater Union High School District; Series 2022, GO Bonds(i)	5.00%	08/01/2052	47,500	52,139,225
University of California; Series 2022 BK, RB(i)(l)	5.00%	05/15/2052	40,000	43,583,332
				998,867,320
Colorado–8.81%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,325	2,202,835
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,574,522
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,819,223
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	930,246
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	431,561
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,419,426
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	908,712
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	$ 2,625	$ 2,478,931
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,375,629
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,253,034
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	23,659,465
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,231	3,260,269
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,214,884
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	497,413
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,105,294
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,350,580
Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	2,110,784
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(b)(h)	6.75%	12/01/2049	3,785	3,495,840
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	455,046
Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	6,194,607
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	648,273
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,810,808
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	766	776,166
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,413,793
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,239	1,242,802
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,750,560
Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,515,362
Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	2,005,165
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	4,005,116
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,789,980
Series 2022, RB	6.50%	12/01/2053	6,850	7,094,333
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,195,677
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,978	4,006,208
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,642
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,074,713
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,496	1,454,320
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,250	2,229,768
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(b)	5.75%	04/01/2059	2,250	2,333,080
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,666,306
Series 2021 A, RB	5.00%	05/15/2049	3,000	2,095,385
Series 2021 A, RB	5.00%	05/15/2058	10,000	6,605,908
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	108,758
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	769	765,559
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	14,435,233
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	7,476,074
Series 2020 B, GO Bonds(b)	7.50%	12/15/2050	3,490	3,372,713
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(g)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,258,856
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	2,036,235
Series 2019, GO Bonds	7.75%	12/15/2049	568	544,269
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(j)	0.00%	12/01/2031	65,565	36,931,237
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2035	$ 1,010	$ 1,058,784
Series 2018 A, Ref. RB(a)	5.25%	12/01/2048	7,410	7,675,584
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,691,028
Series 2022 A, RB(a)	5.50%	11/15/2038	1,795	2,042,478
Series 2022 A, RB(a)(i)	5.00%	11/15/2047	15,000	15,741,471
Series 2022 A, RB(a)	4.13%	11/15/2053	7,000	6,759,011
Series 2022 A, RB(a)	5.50%	11/15/2053	3,000	3,260,695
Series 2022 D, Ref. RB(a)(i)	5.75%	11/15/2045	10,000	11,241,851
Series 2022 D, Ref. RB(a)	5.00%	11/15/2053	3,880	4,032,155
Series 2022 D, Ref. RB(a)(i)	5.00%	11/15/2053	41,500	43,127,431
Series 2022, RB(i)	4.00%	08/01/2051	18,990	18,403,262
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2032	56,185	56,194,692
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,330	1,337,850
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,132,012
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,354,859
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	20,454,522
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	883,793
Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(k)	4.00%	12/01/2051	7,105	6,788,168
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(b)	5.00%	12/01/2041	1,700	1,686,909
Series 2021 A, Ref. GO Bonds(b)	5.00%	12/01/2051	2,000	1,873,279
Series 2021 B, GO Bonds(b)	8.00%	12/15/2051	1,910	1,814,419
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(b)	5.75%	12/01/2046	2,700	2,778,625
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,995,457
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,487,359
First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	519,213
Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,033	959,163
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,873,063
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(b)	6.00%	12/01/2049	2,965	2,965,927
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	939,148
Series 2023 B, GO Bonds(b)	9.00%	12/15/2047	1,046	1,066,354
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	2,953,315
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(b)	4.75%	12/01/2051	3,000	2,445,067
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(b)	8.25%	12/15/2053	2,983	3,146,860
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,352,776
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	750,203
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(b)	7.75%	12/15/2050	515	494,810
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,310,080
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	24,038	15,704,542
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,352,388
Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,778,004
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,004	5,025,774
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,295,267
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	10,042,030
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,465,179
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,118,550
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,075,259
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,800	6,371,786
Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(b)	5.63%	12/01/2050	1,695	1,657,688
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,727,901
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,831,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	$ 3,500	$ 3,725,551
Series 2023 A-2, GO Bonds(h)	8.00%	12/01/2053	3,645	2,815,484
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,303,167
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(b)	7.00%	11/01/2052	7,000	7,072,455
Series 2022 A, GO Bonds(b)	7.38%	11/01/2052	10,830	11,079,627
Series 2022 B, GO Bonds(b)	9.25%	12/01/2052	9,189	9,426,185
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	612,121
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,867,062
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,192,608
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	505,804
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	762,347
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	601,634
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	820,344
Millers Landing Business Improvement District;
Series 2018 A, RB(b)	6.00%	12/01/2048	7,845	7,733,744
Series 2018 B, RB(b)	8.00%	12/01/2048	2,185	2,064,729
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,451,794
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,409,566
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	963,547
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	934,289
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,587,116
Series 2022, RB	7.00%	12/01/2034	5,000	5,196,675
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,990,029
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,784,862
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,281,478
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,664,741
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	879,859
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,125,311
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(b)	6.50%	08/01/2053	7,185	7,485,219
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,295,759
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,080,357
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,286	2,302,998
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,273,442
Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	517,887
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(b)	4.75%	12/01/2045	5,375	3,711,218
PV-ERU Holding Trust; Series 2019, RB(g)(j)	0.00%	02/14/2039	12,585	1,798,556
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,178,049
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,114,644
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	544,029
Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,358,885
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,380,722
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	686,592
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	866,880
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,986	1,941,845
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,063,312
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,661,732
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,810,231
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	23,813,841
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sabell Metropolitan District;
Series 2020 A, GO Bonds(b)	5.00%	12/01/2050	$ 1,060	$ 989,758
Series 2020 B-3, GO Bonds(b)	8.25%	12/15/2050	605	586,472
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	7,187,299
Series 2023 B, RB	9.25%	12/15/2053	891	894,736
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,955,844
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,625,301
Series 2021 C, GO Bonds(b)	7.63%	12/15/2052	8,288	7,739,691
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	598,506
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,626,139
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,433,532
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	720	736,920
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,938,343
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,365,308
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,814,984
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	871,003
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,965,893
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	807,037
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(b)	9.50%	12/15/2045	360	370,905
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,324,146
Series 2020 B, GO Bonds	8.50%	12/15/2049	656	640,403
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,619,140
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,650,596
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,864,576
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	708	712,826
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	29,041,381
Series 2023, RB	8.38%	12/15/2054	7,500	7,646,989
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	978,046
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	939,621
Series 2024, RB	5.63%	12/01/2043	1,650	1,713,328
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,187,115
Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	7,550	7,577,083
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,638,394
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,631,251
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	6,223,563
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,204,396
Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,408,009
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,590	1,603,262
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	498,985
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,284,149
Verve Metropolitan District No. 1;
Series 2021, Ref. GO Bonds	5.00%	12/01/2051	3,000	2,406,498
Series 2024 A, GO Bonds(h)	7.00%	12/01/2054	7,500	5,213,930
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,170	1,149,493
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(b)	5.63%	12/01/2048	1,363	1,370,645
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	992,432
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,304,583
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,728,531
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,380,096
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(c)(d)	5.00%	12/01/2024	$ 600	$ 620,641
Series 2019 B, GO Bonds(b)(c)(d)	7.75%	12/01/2024	504	523,993
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	722,746
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	620,851
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,849,411
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,752	1,748,113
				864,210,439
Connecticut–0.03%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(g)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	3,086,601
				3,143,001
District of Columbia–2.62%
District of Columbia; Series 2024, RB(b)(h)	6.60%	06/01/2049	4,250	2,447,112
District of Columbia (Green Bonds); Series 2022 A, RB(a)	5.50%	02/28/2037	1,850	2,163,046
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	27,605	28,467,413
Series 2006 C, RB(j)	0.00%	06/15/2055	900,680	89,352,680
Series 2006 D, RB(j)	0.00%	06/15/2055	555,000	50,503,446
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(a)	4.00%	10/01/2035	11,530	11,576,914
Series 2018 A, Ref. RB(a)	5.00%	10/01/2048	1,810	1,851,768
Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	9,341,429
Series 2021 A, Ref. RB(a)	4.00%	10/01/2051	15,800	14,965,202
Series 2024 A, Ref. RB(a)	5.50%	10/01/2054	17,000	18,649,082
Washington (State of) Metropolitan Area Transit Authority; Series 2023 A, RB(i)	5.25%	07/15/2053	25,000	27,422,565
				256,740,657
Florida–10.34%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	750	738,790
Series 2016, RB	6.00%	05/01/2047	1,750	1,778,261
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,355	2,415,341
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,455	1,455,990
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	2,610	2,670,197
Series 2023, RB	5.63%	05/01/2054	3,230	3,326,362
Babcock Ranch Community Independent Special District; Series 2022, RB	5.00%	05/01/2053	1,500	1,507,483
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,551,402
Broward (County of), FL;
Series 2017, RB(a)	5.00%	10/01/2047	8,205	8,340,729
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,887,678
Series 2019 A, RB(a)	4.00%	10/01/2049	8,000	7,478,917
Series 2019 B, RB(a)	4.00%	09/01/2044	5,000	4,656,515
Series 2019 B, RB(a)	4.00%	09/01/2049	15,500	14,285,028
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	19,419,424
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	840	840,319
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,503,228
Series 2019 A, RB	5.00%	12/15/2054	1,085	1,051,509
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,760	2,260,351
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(b)	5.63%	08/01/2037	1,025	867,714
Series 2017, RB(b)	5.88%	08/01/2052	3,925	3,030,739
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(b)	5.38%	06/15/2038	850	855,847
Series 2018 A, RB(b)	5.38%	06/15/2048	1,590	1,563,664
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(b)	5.00%	12/15/2055	6,800	6,036,116
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(b)(e)	5.75%	06/01/2054	$ 3,735	$ 3,363,392
Series 2019 B, RB (Acquired 04/25/2019; Cost $290,000)(b)(e)	6.00%	06/01/2028	290	281,359
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(b)	5.00%	10/15/2047	1,100	1,101,510
Series 2017 A, RB(b)	5.00%	10/15/2052	755	751,569
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(b)	8.50%	06/15/2035	470	485,036
Series 2024, RB(b)	6.63%	06/15/2054	14,795	14,528,919
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(b)	6.50%	12/15/2053	1,315	1,341,959
Series 2023, RB(b)	6.50%	12/15/2058	2,100	2,137,578
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	778,000
Series 2015, RB	5.75%	11/01/2047	1,855	1,884,870
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,500	2,619,215
Chapel Creek Community Development District; Series 2006 A, RB(f)(g)	5.50%	05/01/2038	4,185	2,803,950
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(e)(f)(g)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(b)	5.00%	12/01/2037	1,150	1,156,749
Series 2017 A, RB(b)	5.00%	12/01/2047	1,875	1,824,602
Creekside Community Development District; Series 2006, RB(f)(g)	5.20%	05/01/2038	1,690	794,300
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	70	70,682
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,026,584
Series 2024, RB	5.75%	05/01/2054	1,230	1,259,183
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	7,000	6,295,399
Florida Development Finance Corp.; Series 2022, RB(a)(b)(d)	8.25%	02/14/2025	18,500	18,677,607
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(d)	12.00%	07/15/2028	36,125	38,563,622
Series 2024, Ref. RB (INS - AGM)(a)(k)	5.00%	07/01/2044	15,000	15,786,246
Series 2024, Ref. RB (INS - AGM)(a)(k)	5.25%	07/01/2047	18,250	19,293,977
Series 2024, Ref. RB(a)	5.25%	07/01/2047	23,885	24,549,610
Series 2024, Ref. RB (INS - AGM)(a)(k)	5.25%	07/01/2053	38,285	40,382,562
Series 2024, Ref. RB(a)	5.50%	07/01/2053	39,000	40,468,358
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(b)	6.00%	08/15/2057	3,250	3,276,410
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(b)	5.00%	07/15/2046	6,045	5,910,958
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	303,774
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	981,601
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(e)	7.00%	03/01/2030	4,209	1,894,144
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(e)(j)	0.00%	03/01/2030	2,393	119,647
Greater Orlando Aviation Authority;
Series 2017 A, RB(a)	5.00%	10/01/2047	10,000	10,174,060
Series 2017 A, RB(a)	4.00%	10/01/2052	25,100	23,245,941
Series 2019 A, RB(a)	4.00%	10/01/2044	13,180	12,692,266
Series 2019 A, RB(a)	4.00%	10/01/2049	16,490	15,487,256
Hamilton Bluff Community Development District;
Series 2024, RB	5.50%	05/01/2044	1,000	1,017,159
Series 2024, RB	5.80%	05/01/2054	1,000	1,015,427
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	255	255,188
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(a)(i)	5.00%	10/01/2047	10,000	10,436,574
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2022 A, RB(a)	4.00%	10/01/2052	14,800	13,932,652
Series 2024, RB(a)	5.50%	10/01/2054	20,000	22,026,076
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.50%	11/15/2054	$ 30,000	$ 33,995,787
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,974,114
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	422,269
Series 2024 A, RB	5.63%	05/01/2055	685	688,655
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	2,775	2,442,369
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,226,770
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(b)	5.00%	01/15/2049	820	791,859
Series 2019, RB(b)	5.00%	01/15/2054	635	603,130
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,921,823
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(b)(e)	7.13%	01/01/2052	21,000	15,750,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(b)	5.50%	07/15/2048	1,685	1,614,738
Series 2018 A, RB(b)	5.75%	07/15/2053	1,830	1,834,876
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB(c)(d)	5.00%	11/15/2024	9,000	9,033,160
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	426,946
Series 2024 A, RB	5.60%	05/01/2055	685	688,593
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	1,000	1,058,514
Series 2023, RB	6.38%	05/01/2054	1,330	1,415,768
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2046	21,500	22,355,659
Series 2021 B, RB(a)	4.00%	10/01/2051	10,000	9,320,634
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(b)	5.38%	12/01/2032	1,000	780,192
Series 2017 A, RB(b)	5.63%	12/01/2037	3,380	2,638,399
Series 2017 A, RB(b)	5.75%	12/01/2052	18,210	13,972,819
Lee (County of), FL Industrial Development Authority (Preserve); Series 2017 A, RB(b)	5.00%	12/01/2027	325	253,524
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,150	2,152,049
Magnolia Creek Community Development District; Series 2007 A, RB(f)	5.90%	05/01/2039	590	559,210
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	160	161,027
Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,122
Miami-Dade (County of), FL;
Series 2014 A, Ref. RB(a)(c)(d)	5.00%	10/30/2024	34,955	35,048,547
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	14,115	14,443,740
Series 2022 A, Ref. RB(a)	5.25%	10/01/2052	30,840	32,808,314
Series 2023 A, Ref. RB(a)	5.00%	10/01/2047	12,210	13,053,782
Series 2023, RB(i)	5.00%	07/01/2052	25,475	27,439,431
Subseries 2021 B-1, Ref. RB(a)	4.00%	10/01/2046	16,935	15,841,360
Subseries 2021 B-1, Ref. RB(a)	4.00%	10/01/2050	54,465	50,117,762
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,425,017
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	10,989,370
Series 2022, RB	5.00%	07/01/2048	8,835	9,572,139
Series 2022, RB(i)	5.00%	07/01/2050	14,210	15,354,519
Series 2022, RB(i)	5.00%	07/01/2051	30,980	33,431,794
Series 2022, RB	5.00%	07/01/2052	10,000	10,771,121
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,135,000)(e)	6.90%	01/01/2038	8,135	7,137,974
Naturewalk Community Development District; Series 2007 A, RB(f)(g)	5.50%	05/01/2038	4,345	1,651,100
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	1,000	1,037,968
Series 2023, RB	6.00%	05/01/2054	1,500	1,555,317
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,640,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	$ 1,000	$ 1,131,821
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,838,117
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	7,830	7,926,877
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,630	1,642,603
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,776,245
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,421,871)(a)(b)(e)	5.88%	01/01/2033	22,370	20,069,874
Portofino Isles Community Development District (Portofino Court); Series 2005, RB(f)(g)	5.60%	05/01/2036	5,905	2,952,500
Reunion East Community Development District;
Series 2002 A-2, RB(f)(g)	7.38%	05/01/2033	1,425	14
Series 2005, RB(f)(g)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	110	110,085
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,276,037
Series 2023, RB	6.38%	11/01/2053	1,400	1,486,677
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,542,524
Series 2023, RB	5.75%	05/01/2053	2,320	2,383,461
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,940	2,771,434
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,247,660
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,301,757
South Bay Community Development District;
Series 2005 A, RB(f)(g)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,285	5,303,329
Series 2005 A-2, Ref. RB(f)(g)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(f)(g)	6.60%	05/01/2025	3,240	1,620,005
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	485	485,366
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,035	9,041,725
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,230	2,300,280
Series 2023, RB	5.50%	05/01/2054	2,500	2,572,651
Villages of Avignon Community Development District (The); Series 2007 A, RB(f)(g)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	155	156,091
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,092,412
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,827,861
Series 2016 A-2, RB	5.38%	05/01/2046	1,395	1,404,885
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,155	2,159,041
Waterstone Community Development District;
Series 2007 A, RB(g)(h)	6.88%	05/01/2037	1,214	842,749
Series 2007 B, RB(g)(j)	0.00%	11/01/2028	5,082	3,712,717
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	1,000	1,010,682
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,865	6,872,324
Series 2005 A-2, RB(f)(g)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	459,024
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,562,796
Series 2022, RB	5.50%	05/01/2053	2,500	2,578,372
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,559,353
Series 2023, RB	5.63%	05/01/2053	1,500	1,560,044
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,300	1,300,886
Westside Community Development District;
Series 2019-2, RB(g)	5.65%	05/01/2037	1,010	841,795
Series 2019-2, RB(g)	7.20%	05/01/2038	520	495,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	$ 1,685	$ 1,728,897
Series 2023, RB	5.60%	05/01/2053	2,525	2,591,926
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $2,513,763)(e)(f)(g)	5.63%	05/01/2037	2,635	1,448,962
				1,013,721,443
Georgia–1.94%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2039	6,490	6,357,813
Atlanta (City of), GA (Green Bonds);
Series 2023, RB(a)	5.00%	07/01/2040	3,000	3,236,299
Series 2023, RB(a)	5.25%	07/01/2042	13,025	14,284,191
Series 2023, RB(a)	5.25%	07/01/2043	6,825	7,444,919
Series 2023, RB(a)	5.25%	07/01/2044	3,500	3,799,113
Atlanta (City of), GA Department of Aviation;
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,619,232
Series 2022, RB(a)(i)	5.00%	07/01/2044	23,280	24,129,892
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(b)	5.56%	12/15/2048	25,000	20,277,748
Cobb (County of), GA Development Authority (Northwest Classical Academy);
Series 2023, RB(b)	6.00%	06/15/2043	480	494,215
Series 2023, RB(b)	6.40%	06/15/2053	1,850	1,905,080
Series 2023, RB(b)	6.38%	06/15/2058	1,250	1,278,456
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,811,719
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	12,550	11,017,206
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,101,948
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,853,846
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,537,253
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,220,151
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,430	1,354,656
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,611,135
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,269,959
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,422,719
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(b)	5.00%	01/01/2054	4,750	4,516,373
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(k)	4.00%	01/01/2049	3,000	2,930,129
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(b)	5.00%	11/01/2037	1,750	1,774,380
Series 2017 A, Ref. RB(b)	5.00%	11/01/2047	2,000	2,001,022
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,701,323
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,716,773
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,126,735
Series 2018 A-2, RB(d)	5.50%	12/01/2028	2,065	2,026,602
				189,820,887
Hawaii–0.47%
Hawaii (State of);
Series 2022 A, RB(a)	5.00%	07/01/2047	1,500	1,572,329
Series 2022-XX1217, RB (INS - BAM)(a)(i)(l)	5.00%	07/01/2051	32,450	33,849,653
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.);
Series 2015, Ref. RB(a)	3.25%	01/01/2025	5,000	4,884,622
Series 2017, Ref. RB(a)	3.10%	05/01/2026	5,980	5,737,409
				46,044,013
Idaho–0.10%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	764,830
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	8,000	7,886,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(b)	6.00%	07/01/2039	$ 370	$ 384,150
Series 2018 A, RB(b)	6.00%	07/01/2054	1,135	1,162,496
				10,197,825
Illinois–1.87%
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(a)	6.13%	02/20/2042	30	30,019
Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(a)	5.00%	01/01/2048	11,840	12,081,379
Series 2018 A, Ref. RB(a)	5.00%	01/01/2053	6,245	6,357,900
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,789,402
Series 2022 A, RB(a)	5.50%	01/01/2055	20,000	21,489,624
Series 2024 A, RB(a)	5.50%	01/01/2053	13,800	15,076,528
Series 2024 A, RB(a)	5.50%	01/01/2059	5,000	5,434,722
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,201,466
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,556,005
Series 2016, RB	6.00%	04/01/2046	5,700	5,959,303
Series 2018, RB	5.00%	04/01/2046	7,555	7,711,263
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	781	781,870
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	5,101,447
Evanston (City of), IL (Roycemore School); Series 2021, RB(b)	4.63%	04/01/2051	1,250	988,258
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,871	1,793,140
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	10,840	8,052,645
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,533,879
Series 2014, GO Bonds	5.00%	02/01/2039	5,140	5,144,651
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	662,952
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	7,012,139
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,560,355
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,218,177
Series 2024 B, GO Bonds	5.25%	05/01/2048	4,000	4,364,718
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,938,258
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	2,940	2,943,715
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,012,974)(e)	5.00%	02/15/2027	2,000	460,000
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(e)	5.00%	02/15/2037	7,000	1,610,000
Series 2017, Ref. RB	5.13%	05/15/2038	1,750	1,577,860
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,800,037
Series 2017, Ref. RB	5.00%	08/01/2042	575	584,122
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(e)	5.13%	02/15/2045	3,120	717,600
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,438,561
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(b)	5.63%	08/01/2053	3,500	3,722,068
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,077,019
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	1,035,799
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,323,393)(e)	5.00%	11/01/2049	2,450	1,588,621
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	575,262
Series 2014, Ref. RB	6.13%	02/01/2045	1,000	1,000,339
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	706,988
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,155	3,188,232
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,442,650
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(b)	5.45%	01/01/2046	1,640	1,259,055
Series 2016 A, RB(b)	5.60%	01/01/2056	1,775	1,313,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGM)(j)(k)	0.00%	12/15/2041	$ 5,000	$ 2,412,430
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,200	1,247,486
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,936,369
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,084	1,046,915
Robbins (Village of), IL; Series 1999 C, RB(a)	7.25%	10/15/2024	0	84
Southwestern Illinois Development Authority; Series 2006, RB(f)	5.63%	11/01/2026	2,655	1,593,057
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(j)	0.00%	12/31/2038	1,915	1,589,742
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,189,254
Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	1,937,629
				183,834,222
Indiana–1.53%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,147,247
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(b)	5.38%	01/01/2040	2,745	2,320,310
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,790	10,386,307
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,231,262
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(b)	5.63%	01/01/2038	7,000	6,168,324
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	480	434,925
Series 2017, RB	5.35%	01/01/2038	3,850	3,301,858
Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(b)	5.00%	08/01/2041	4,065	3,467,002
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,068,897
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(b)	5.90%	07/01/2038	770	772,575
Series 2018 A, Ref. RB(b)	6.00%	07/01/2048	1,185	1,187,817
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,725	6,718,842
Series 2016, RB	5.50%	01/01/2037	3,740	3,346,784
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(b)	5.38%	10/01/2040	11,900	10,372,227
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(b)	5.00%	01/01/2039	3,365	2,738,284
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	22,310,375
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(b)	5.00%	04/01/2031	660	616,024
Series 2021 A, RB(b)	5.25%	04/01/2041	4,000	3,364,363
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(b)	5.25%	11/01/2040	4,500	3,775,274
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,000	928,234
Series 2017, RB	5.88%	01/01/2037	4,570	4,191,885
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	855	845,974
Series 2017, RB	5.80%	01/01/2037	5,160	5,132,603
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,570,181
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,170	16,989,693
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(b)	5.10%	01/01/2032	380	349,754
Series 2017, RB(b)	5.38%	01/01/2038	5,475	4,797,695
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,845	7,852,850
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,327,587
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(b)	5.38%	12/01/2041	3,600	2,953,454
Vincennes (City of), IN; Series 2016, Ref. RB(b)(f)	6.25%	01/01/2029	2,530	1,849,393
				150,518,000
Iowa–0.61%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,409,259
Series 2018, RB	6.00%	10/01/2048	2,780	2,765,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority;
Series 2007, RB(f)	5.90%	12/01/2028	$ 1,160	$ 4,640
Series 2013, VRD RB (LOC - Td Bank N.A.)(m)(n)	2.70%	02/15/2039	11,400	11,400,000
Series 2024, VRD RB(a)(m)	2.60%	08/01/2054	10,000	10,000,000
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	13,292,161
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	9,054,570
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	673,991
Series 2018, RB	5.13%	08/01/2048	3,500	2,901,404
Series 2018, RB	5.25%	08/01/2055	4,000	3,225,052
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(a)(b)	5.00%	12/01/2051	5,880	4,857,004
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	120	119,669
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	236,100
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	100	100,347
				60,040,017
Kansas–0.17%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(k)	5.00%	09/01/2042	2,250	2,428,511
Series 2022 B, Ref. GO Bonds (INS - AGM)(k)	5.00%	09/01/2047	2,750	2,925,294
Series 2022 B, Ref. GO Bonds (INS - AGM)(k)	4.00%	09/01/2052	2,500	2,444,771
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,294,858
Olathe (City of), KS; Series 2006, RB(g)(o)	5.00%	03/01/2026	2,391	956,531
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	7,000	6,920,138
				16,970,103
Kentucky–0.09%
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(k)	5.00%	05/01/2033	900	959,231
Series 2018, RB (INS - BAM)(k)	5.00%	05/01/2034	800	853,061
Kuttawa (City of), KY; Series 1999, RB (Acquired 05/28/2004; Cost $895,038)(e)	6.75%	03/01/2029	965	926,488
Ludlow (City of), KY; Series 2023, RB(b)(h)	7.50%	03/01/2053	7,750	5,910,922
				8,649,702
Louisiana–1.50%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(a)(b)	5.25%	05/01/2043	1,220	1,139,152
Series 2019, RB(b)	4.40%	11/01/2044	3,005	3,024,154
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,663,527
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,853,894
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(b)	5.38%	11/01/2038	2,090	2,213,004
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(b)	3.88%	11/01/2045	4,055	3,774,192
Louisiana (State of) Public Facilities Authority; Series 2023, RB(a)(b)(d)	6.75%	10/01/2028	11,000	11,942,262
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(a)	5.50%	09/01/2059	38,105	41,176,884
Series 2024, RB(a)	5.75%	09/01/2064	25,880	28,351,760
Plaquemines Port Harbor & Terminal District; Series 2024 A, RB(b)	9.00%	12/01/2044	17,385	17,461,322
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(b)	6.35%	07/01/2040	5,115	5,667,981
Series 2010 2, RB(b)	6.35%	10/01/2040	440	487,568
St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,611,906
				147,367,606
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.13%
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(a)	6.88%	10/01/2026	$ 12,265	$ 12,290,327
Maryland–0.64%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,094,247
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,353,061
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,833,435
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,427,676
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,689,358
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,222,840
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,007,226
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,110,626
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,257,027
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,529,121
Baltimore (City of), MD (Wastewater); Series 2014 C, RB	5.00%	07/01/2044	5,000	5,009,469
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,579,022
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(a)	5.25%	06/30/2055	10,000	10,413,734
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(m)	2.70%	06/01/2027	10,800	10,800,000
				62,326,842
Massachusetts–1.37%
Massachusetts (Commonwealth of); Series 2024 A, GO Bonds	5.00%	01/01/2054	82,650	90,014,462
Massachusetts (Commonwealth of) (Rail Enhancement Program); Series 2022 B, RB	5.00%	06/01/2052	4,705	5,098,868
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2024 B, RB	5.25%	07/01/2054	13,255	14,768,745
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(b)	5.13%	11/15/2046	4,565	4,720,372
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,002,290
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(a)(i)	5.00%	07/01/2046	15,000	15,741,116
				134,345,853
Michigan–1.75%
Academy of Warren; Series 2020 A, RB(b)	5.50%	05/01/2050	1,000	962,697
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	412,627
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,175,450
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,490	1,507,808
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,728,640
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,945,604
Clawson Public Schools; Series 2024, Ref. GO Bonds	5.25%	05/01/2053	3,575	3,950,020
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(i)	6.00%	05/01/2029	7,580	8,164,766
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,919,556
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	16,385,313
Series 2019 A, Ref. RB	5.75%	04/01/2054	9,290	7,688,310
Series 2019 B, RB	6.00%	04/01/2027	2,595	2,502,600
Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,276,877
Michigan (State of); Series 2023, RB(i)	5.25%	11/15/2049	16,925	18,950,135
Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	4,094,130
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,386,328
Series 2007, RB	6.50%	12/01/2037	515	515,255
Series 2008 C, RB(j)	0.00%	06/01/2058	804,975	25,097,189
Series 2014, Ref. RB(b)	6.75%	07/01/2044	7,245	7,119,162
Series 2020 A-1, Ref. RB	4.00%	06/01/2049	5,000	4,616,793
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	203,940
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	1,060	1,060,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	$ 2,000	$ 2,013,035
Michigan (State of) Housing Development Authority; Series 2023 A, RB(i)	5.15%	10/01/2058	20,000	20,839,848
Mona Shores Public Schools; Series 2019 I, GO Bonds	5.00%	05/01/2048	4,790	5,008,311
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,266,552
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	6,140,351
Wayne (County of), MI; Series 1999, RB(a)	6.00%	12/01/2029	13,065	13,082,832
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2014, RB(a)	5.00%	12/01/2039	1,395	1,396,645
				171,410,803
Minnesota–0.99%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,225,751
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	2,610	2,434,411
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,519,911
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,813	5,287,609
Series 2016 B, RB	6.50%	11/01/2035	3,038	1,822,848
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(b)	5.00%	12/01/2050	6,630	5,597,050
Series 2021 B, RB(b)	6.50%	12/01/2026	510	499,405
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,062,860
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	11,114,197
Series 2021 B, RB	6.00%	07/01/2028	625	604,147
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(a)	6.85%	12/01/2029	6,570	6,584,244
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(a)	5.00%	01/01/2047	4,000	4,164,472
Series 2022 B, Ref. RB(a)	5.25%	01/01/2047	3,775	4,037,798
Series 2024, RB(a)	5.25%	01/01/2049	15,000	16,249,211
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,888,957
Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(b)	5.00%	08/01/2053	500	500,068
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(b)	6.25%	07/01/2037	1,075	1,103,097
Series 2017 A, RB(b)	6.50%	07/01/2048	4,740	4,849,670
Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	425,207
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,201,483
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,087	1,008,240
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(b)	5.50%	07/01/2052	1,075	1,085,263
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	952,142
Series 2019, RB	5.00%	07/01/2055	1,000	931,684
				97,149,725
Mississippi–0.37%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(k)	5.00%	03/01/2036	10,000	11,302,967
Mississippi Business Finance Corp. (Waste Management, Inc.);
Series 2002, RB(a)	4.25%	03/01/2027	2,500	2,509,389
Series 2011 A, VRD RB(m)	2.70%	11/01/2035	10,620	10,620,000
Mississippi State University Educational Building Corp.; Series 2017 A, Ref. RB	4.00%	08/01/2043	6,515	6,474,696
Stonebridge Public Improvement District; Series 2007, RB(f)	7.50%	10/01/2042	16,410	4,102,500
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,315	1,210,463
				36,220,015
Missouri–1.51%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(f)	5.75%	06/01/2026	4,900	735,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	$ 8,000	$ 7,162,929
Series 2007 A, RB(g)	5.75%	05/01/2026	1,530	1,407,701
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,925	1,876,090
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,535	3,088,503
Chesterfield Valley Transportation Development District; Series 2018, RB(h)	5.50%	05/15/2046	4,960	3,245,276
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	3,100	3,067,363
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(g)(o)	5.00%	05/01/2026	3,020	1,540,200
Series 2006 A, RB(g)(o)	5.00%	05/01/2036	3,825	1,950,750
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(b)	5.25%	12/01/2048	4,900	4,918,912
Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(b)	5.00%	07/01/2040	4,940	4,592,002
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(a)	5.00%	03/01/2054	50,235	51,199,487
Series 2019 B, RB (INS - AGM)(a)(k)	5.00%	03/01/2055	16,490	16,853,679
Series 2020, RB(a)	4.00%	03/01/2045	6,400	6,047,894
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(b)	5.00%	04/01/2046	1,890	1,736,973
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,127,764
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,888,066
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,611,495
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,100	956,301
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(f)(g)	5.75%	03/01/2029	750	412,500
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,628,245
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,750	1,848,309
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	469	418,719
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	545	520,066
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	1,108	321,320
Series 2007, RN(g)(o)	6.30%	04/01/2027	3,043	365,160
Series 2024, RB (INS - AGM)(k)	5.25%	07/01/2054	7,500	8,266,102
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(g)	5.50%	05/29/2028	2,031	609,295
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(o)	6.00%	08/21/2026	1,660	132,800
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(o)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(g)	5.50%	01/20/2028	2,131	809,780
Series 2007 B, RN(g)(o)	5.50%	01/20/2028	1,510	75,500
St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(f)(g)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,111,168
Series 2018 A, RB	5.00%	04/01/2048	1,955	1,984,945
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,713,493
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(b)	5.88%	03/01/2033	3,100	2,990,682
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(f)(g)	5.75%	04/01/2027	975	273,000
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	6.00%	10/01/2049	4,575	4,615,349
				147,709,958
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(g)(o)	6.25%	09/01/2031	5,935	1,127,650
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.13%
Nebraska Investment Finance Authority; Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	$ 12,660	$ 12,776,885
Nevada–0.19%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	410	412,270
Series 2007 A, RB	5.05%	02/01/2031	730	732,636
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,195	1,195,497
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	970	941,771
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	10	10,069
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail); Series 2020, RB(a)(d)	8.13%	08/15/2025	7,500	7,571,800
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(b)(j)	0.00%	07/01/2058	18,500	2,649,156
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2054	4,500	4,782,585
				18,295,784
New Hampshire–0.62%
New Hampshire (State of) Business Finance Authority; Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	17,492	17,163,350
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,355	25,095,411
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(b)	5.25%	07/01/2039	1,400	1,402,776
Series 2019 A, RB(b)	5.63%	07/01/2046	770	772,953
Series 2019 A, RB(b)	5.75%	07/01/2054	5,430	5,444,269
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(b)	5.63%	12/15/2033	6,855	7,058,505
Series 2024, RB(b)	6.25%	12/15/2038	3,565	3,720,213
				60,657,477
New Jersey–1.37%
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,274,420
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $532,402)(b)(e)	5.75%	10/01/2026	540	531,573
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(b)(e)	5.00%	10/01/2039	6,000	4,423,142
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(a)	5.25%	09/15/2029	3,950	3,953,758
Series 2000 B, RB(a)	5.63%	11/15/2030	8,550	8,613,097
Series 2003, RB(a)	5.50%	06/01/2033	8,000	8,052,492
Series 2012, RB(a)	5.75%	09/15/2027	12,805	12,821,695
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(b)	6.50%	11/01/2052	690	728,127
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(b)	5.38%	07/01/2047	1,865	1,781,113
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(b)	6.00%	10/01/2034	565	565,490
Series 2014 A, RB(b)	6.20%	10/01/2044	750	750,520
Series 2014 A, RB(b)	6.30%	10/01/2049	500	500,353
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(b)	5.38%	10/01/2050	5,000	4,934,182
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,679	2,909,005
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,001,262
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,183,939
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,055	2,070,569
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,935,000)(b)(e)	5.75%	10/01/2038	4,935	3,684,628
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, RB(j)	0.00%	12/15/2039	10,000	5,430,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	$ 3,583	$ 3,639,933
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	22,640	23,196,987
Series 2018 A, Ref. RB	5.25%	06/01/2046	8,140	8,438,463
Series 2018 B, Ref. RB	5.00%	06/01/2046	32,765	33,074,144
				134,559,178
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	584,776
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	40	39,362
Series 2015 B, RB	5.90%	09/01/2032	265	260,773
Series 2015 C, RB	5.90%	09/01/2032	340	327,935
Series 2015 D, RB(j)	0.00%	03/01/2032	330	173,722
				1,386,568
New York–19.28%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(n)	5.50%	12/31/2040	9,655	8,462,181
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(j)	0.00%	06/01/2055	17,700	1,452,527
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(a)(e)	6.25%	06/01/2047	4,025	2,847,774
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(f)	5.88%	01/01/2052	5,400	2,970,000
Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	5,000	5,192,991
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,098,200
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,620,686
Series 2024 A, Ref. RB	5.50%	11/15/2047	20,000	22,435,292
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	5.00%	11/15/2046	2,555	2,777,047
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,397,388
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,662,026
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	23,267,647
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	11,429,506
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,694,913
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	31,446,953
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,479,024
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB(c)(d)	6.00%	09/22/2024	1,000	1,001,524
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	17,975	17,517,001
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	76,835	76,939,388
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $7,982,603)(e)(f)	5.00%	01/01/2058	8,272	2,476,918
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(b)(e)(f)	9.00%	01/01/2041	3,970	3,970,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,811,175
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	3,432,141
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(a)	4.00%	11/01/2059	25,765	23,785,516
Series 2020 221, RB(a)	4.00%	07/15/2055	31,230	29,015,677
Series 2020 221, RB(a)	4.00%	07/15/2060	48,090	44,284,052
Two Hundred and Eighteenth Series 2019, RB(a)(i)	5.00%	11/01/2044	46,300	47,726,434
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	2,000	2,056,862
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2047	19,725	20,151,387
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	7,000	7,525,242
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.50%	08/01/2052	9,215	9,998,475
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	1,850	1,775,155
Two Hundredth Series 2017, Ref. RB(i)	5.00%	10/15/2047	10,000	10,301,340
Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	10	10,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2021 CC-1, RB(i)	4.00%	06/15/2051	$ 15,000	$ 14,706,117
Series 2022-XF1336, RB(i)	5.00%	06/15/2051	25,000	26,732,750
Series 2024 AA-1, RB(i)	5.25%	06/15/2053	15,000	16,670,280
Series 2024 D, GO Bonds	5.25%	04/01/2054	15,000	16,563,357
New York (City of), NY Municipal Water Finance Authority;
Series 2022 CC-1, RB	4.00%	06/15/2052	13,375	13,089,301
Series 2022-XF1336, RB(i)	5.00%	06/15/2052	10,000	10,731,941
New York (City of), NY Transitional Finance Authority;
Series 2018 A-4, VRD RB(m)	2.40%	08/01/2045	30,000	30,000,000
Series 2019 C-4, VRD RB(m)	2.70%	11/01/2044	7,000	7,000,000
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,773,466
Series 2022, RB(i)	5.00%	02/01/2051	12,000	12,856,708
Series 2023 A-1, RB	5.00%	05/01/2053	4,755	5,134,761
Series 2023 A-1, RB(i)	5.00%	05/01/2053	15,500	16,737,918
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	9,284,793
Series 2024 C, RB(i)(l)	5.25%	05/01/2050	30,000	33,280,047
Series 2024 C, RB(i)	5.00%	05/01/2053	20,000	21,674,254
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(i)	5.00%	03/15/2041	23,765	25,102,511
Series 2019 A, Ref. RB(c)(i)	4.00%	03/15/2049	10,000	9,839,052
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,919,825
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	24,635,685
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,626,790
Series 2022, RB(i)	4.00%	03/15/2048	11,065	10,903,370
Series 2022-XF2996, RB(i)	5.00%	03/15/2042	15,000	15,809,378
Series 2024 A, Ref. RB	5.25%	03/15/2048	1,350	1,509,316
Series 2024 A, Ref. RB	5.25%	03/15/2049	1,900	2,118,147
Series 2024 A, Ref. RB	5.25%	03/15/2052	9,000	9,994,397
New York (State of) Dormitory Authority (Bidding Group 4); Series 2021 E, Ref. RB	4.00%	03/15/2045	10,645	10,542,635
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	15,760	15,469,182
Series 2020 A, Ref. RB	4.00%	11/15/2060	2,790	2,715,359
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(k)	5.13%	11/15/2063	20,000	22,100,560
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	18,702,274
Series 2022, RB(i)	4.00%	03/15/2051	36,050	35,135,357
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	5,000	5,375,037
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	10,500	10,201,764
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	16,482,229
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	35,956,191
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	9,685,890
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	16,492,418
New York Counties Tobacco Trust V; Series 2005 S4B, RB(b)(j)	0.00%	06/01/2060	234,000	10,728,526
New York State Urban Development Corp.;
Series 2022 A, Ref. RB(i)	5.00%	03/15/2045	15,520	16,966,660
Series 2023, RB(i)	5.00%	03/15/2050	15,000	16,199,925
Series 2023, Ref. RB	5.00%	03/15/2056	13,055	14,136,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.25%	08/01/2031	$ 12,755	$ 13,586,326
Series 2020, Ref. RB(a)	5.38%	08/01/2036	9,800	10,456,884
Series 2023, RB (INS - AGM)(a)(k)	5.00%	06/30/2049	10,000	10,420,028
Series 2023, RB(a)	6.00%	06/30/2054	38,055	41,601,277
Series 2023, RB (INS - AGM)(a)(k)	5.13%	06/30/2060	57,890	60,327,088
Series 2023, RB(a)	5.38%	06/30/2060	32,750	34,175,139
Series 2024, RB(a)	5.25%	06/30/2049	2,500	2,636,520
Series 2024, RB(a)	5.50%	06/30/2054	13,500	14,480,475
Series 2024, RB (INS - AGM)(a)(k)	5.25%	06/30/2060	20,000	21,226,342
Series 2024, RB(a)	5.50%	06/30/2060	19,560	20,848,507
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	26,115	26,154,684
Series 2016, Ref. RB(a)	5.00%	08/01/2031	43,220	43,268,631
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(a)	5.00%	10/01/2040	20,000	20,672,882
Series 2020, RB(a)	4.38%	10/01/2045	10,000	9,632,708
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,499,903
Series 2023, RB(a)	6.00%	04/01/2035	21,500	24,186,249
Series 2023, RB(a)	5.63%	04/01/2040	27,500	29,641,576
Oneida Indian Nation; Series 2024 A, RB(b)	8.00%	09/01/2040	8,355	8,452,092
Suffolk Regional Off-Track Betting Co.; Series 2024, RB	6.00%	12/01/2053	4,325	4,545,572
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25,140	26,789,747
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	12,686,257
Series 2021 C-3, RB	4.00%	05/15/2051	3,190	3,138,193
Series 2022-XF1332, RB(i)	5.25%	05/15/2052	35,130	38,292,852
Series 2024 A-1, RB	5.25%	05/15/2059	25,000	27,611,045
Series 2024 A-1, RB	5.25%	05/15/2064	17,940	19,737,715
Series 2024, Ref. RB	5.25%	05/15/2054	20,000	22,190,988
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	5,000	5,227,912
Series 2019 A, RB(i)	5.00%	11/15/2049	17,640	18,444,074
Series 2020 A, RB	5.00%	11/15/2054	3,110	3,294,328
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,830,052
Series 2022 A, Ref. RB(i)	4.00%	05/15/2051	18,225	17,929,015
Series 2022 D-2, RB(i)	5.25%	05/15/2047	16,700	18,468,243
Series 2022, RB(i)	5.25%	05/15/2052	25,000	27,506,303
Series 2022, RB(i)	5.25%	05/15/2057	20,000	21,844,340
Series 2022, RB(i)	5.25%	05/15/2062	31,400	34,180,765
Series 2023 A, RB	4.25%	05/15/2058	16,000	16,018,707
Series 2023 A, RB(i)	4.25%	05/15/2058	40,000	40,046,768
Subseries 2023 B-1, RB(i)	5.25%	11/15/2053	34,565	38,187,294
				1,890,834,575
North Carolina–0.46%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(a)(k)	5.25%	07/01/2048	4,975	5,328,261
Series 2023, RB (INS - AGM)(a)(k)	5.25%	07/01/2053	10,535	11,196,544
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	4,980	5,063,115
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,095,755
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,894,254
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(k)	5.00%	01/01/2058	6,500	6,921,781
				45,499,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(a)(b)(e)(f)(g)	6.63%	12/15/2031	$ 3,000	$ 30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(a)(b)(e)(f)(g)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.18%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(b)	5.00%	10/01/2033	19,490	17,274,648
Ohio–3.00%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	11,735	10,707,709
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	168,070	154,726,368
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	211,895	19,253,945
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(b)	4.50%	12/01/2055	725	639,563
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	841,498
Series 2018, Ref. RB	5.50%	12/01/2043	735	755,793
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,946,838
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	10,550	10,783,553
Series 2017, Ref. RB	5.00%	02/15/2057	7,025	7,083,879
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,997,189
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	873,283
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,429,174
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(b)	7.50%	12/01/2055	4,575	4,646,310
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	2,500	2,491,156
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(b)	5.00%	12/01/2040	1,750	1,646,993
Lorain (County of), OH Port Authority; Series 2005 A, RB(a)	6.00%	11/15/2025	100	100,041
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	2,025,980
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	6,386,233
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,035	961,861
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(b)	5.00%	07/01/2049	7,000	6,940,507
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	22,300	22,040,841
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(b)	5.45%	01/01/2038	5,400	4,480,615
University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	15,000	16,359,775
Warren (County of), OH Port Authority;
Series 2019 D, RB(b)	4.00%	12/01/2039	2,210	1,999,043
Series 2019 D, RB(b)	5.00%	12/01/2052	3,670	3,586,150
Series 2019, RB(b)	5.25%	12/01/2052	6,105	5,501,100
				294,205,397
Oklahoma–0.56%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	4,155	3,763,931
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(b)	5.25%	06/15/2034	500	511,256
Series 2024, RB(b)	6.00%	06/15/2044	875	900,769
Series 2024, RB(b)	6.25%	06/15/2054	1,000	1,026,107
Series 2024, RB(b)	6.50%	06/15/2064	2,600	2,693,928
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(a)	6.50%	09/01/2026	100	100,236
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(d)	5.00%	06/01/2025	43,705	44,038,954
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(b)	4.00%	12/01/2043	2,470	2,324,308
				55,359,489
Ontario–0.21%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	19,135	20,222,471
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–1.15%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	$ 1,000	$ 1,002,252
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,002,971
Oregon (State of) Facilities Authority;
Series 2015 A, RB(b)	5.75%	06/15/2046	1,740	1,748,158
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,602,405
Portland (Port of), OR;
Series 2014-22, RB(a)(c)(d)	5.00%	11/12/2024	12,265	12,305,906
Series 2022, RB(a)(i)	5.00%	07/01/2052	30,000	31,252,092
Series 2023-XF1493, RB(a)(i)	4.00%	07/01/2042	12,385	11,967,191
Twenty Eighth Series 2022, RB(a)	4.00%	07/01/2047	22,220	21,293,166
Twenty Seventh Series 2020 A, RB(a)	4.00%	07/01/2050	11,680	11,095,241
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(a)	5.00%	07/01/2052	14,900	15,521,872
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	770	656,849
Series 2021 A, Ref. RB	5.00%	11/15/2056	2,760	2,232,230
				112,680,333
Pennsylvania–1.16%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(a)	5.00%	01/01/2051	1,885	1,942,229
Series 2021 A, RB(a)	5.00%	01/01/2056	1,320	1,355,689
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,550,639
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2023, RB(b)	6.25%	05/01/2042	7,965	8,063,972
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(b)	6.00%	05/01/2042	3,770	3,991,576
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(b)	5.38%	05/01/2042	8,000	8,068,869
Series 2022, RB(b)	5.25%	05/01/2042	3,590	3,618,571
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(b)	6.00%	05/01/2042	1,650	1,737,341
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,439,098
Series 2016, RB	5.50%	01/01/2052	11,080	8,571,526
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(b)	5.00%	03/01/2038	379	379,857
Series 2018, RB(b)	5.13%	03/01/2048	791	769,765
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,779,568
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,339,737
Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(k)	4.00%	11/01/2040	5	5,012
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(e)	5.00%	12/01/2032	1,260	1,067,361
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(e)	5.25%	12/01/2037	1,705	1,367,792
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(e)	5.30%	12/01/2038	500	397,217
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(e)	5.38%	12/01/2047	3,140	2,265,358
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(e)(g)(o)	5.00%	06/30/2027	8,239	1,482,958
Series 2013, RB(g)(o)	5.00%	06/30/2027	4,538	816,871
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(a)	5.75%	06/30/2048	12,140	13,318,692
Series 2022, RB(a)	5.25%	06/30/2053	10,000	10,501,296
Series 2022, RB (INS - AGM)(a)(k)	5.00%	12/31/2057	3,750	3,909,491
Series 2022, RB(a)	6.00%	06/30/2061	9,750	10,820,034
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(m)	3.64%	09/01/2045	5,000	5,000,000
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,555
Philadelphia (City of), PA; Series 2021, Ref. RB(a)	5.00%	07/01/2051	5,485	5,662,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(b)(c)(d)	5.00%	03/15/2028	$ 480	$ 519,016
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	1,011,342
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	1,012,543
				113,777,814
Puerto Rico–6.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	33,150	33,321,369
Series 2002, RB	5.63%	05/15/2043	108,400	109,658,741
Series 2005 A, RB(j)	0.00%	05/15/2050	28,000	5,409,992
Series 2005 B, RB(j)	0.00%	05/15/2055	127,450	14,320,065
Series 2008 A, RB(j)	0.00%	05/15/2057	204,110	14,048,687
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(g)(j)	0.00%	08/01/2031	49,020	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	1,575	1,499,679
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(f)	5.75%	12/06/2049	142	51,311
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	18,710	12,609,987
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,713,133
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,981,118
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	39,147,820
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	269
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	15,864,655
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	68,063	64,690,976
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	14,725,885
Subseries 2022, RN(j)	0.00%	11/01/2043	66,909	42,403,746
Subseries 2022, RN(j)	0.00%	11/01/2051	5,379	2,830,756
Subseries 2022, RN(j)	0.00%	11/01/2051	350	224,303
Subseries 2022, RN(j)	0.00%	11/01/2051	11,639	3,622,737
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2021 B, RB(b)	5.00%	07/01/2033	5,000	5,286,710
Series 2022 A, Ref. RB(b)	4.00%	07/01/2047	3,230	2,983,524
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (Acquired 09/10/2014; Cost $8,400)(e)(f)	5.00%	07/01/2025	15	8,063
Series 2007 TT, RB (Acquired 07/16/2014-09/05/2014; Cost $499,175)(e)(f)	5.00%	07/01/2026	895	483,300
Series 2007 TT, RB (Acquired 07/21/2014-09/10/2015; Cost $1,155,588)(e)(f)	5.00%	07/01/2027	1,990	1,074,600
Series 2007 TT, RB (Acquired 07/15/2014-07/16/2014; Cost $1,643,425)(e)(f)	5.00%	07/01/2032	3,680	1,987,200
Series 2007 UU, Ref. RB (Acquired 12/11/2018; Cost $7,905,000) (INS - AGC)(e)(k)	5.00%	07/01/2026	7,905	7,904,553
Series 2007 VV, Ref. RB (Acquired 04/22/2020; Cost $175,115) (INS - NATL)(e)(k)	5.25%	07/01/2026	175	173,292
Series 2007 VV, Ref. RB (Acquired 05/15/2018; Cost $22,037,144) (INS - NATL)(e)(k)	5.25%	07/01/2033	22,000	21,760,526
Series 2007 VV, Ref. RB (Acquired 07/23/2019; Cost $484,352) (INS - NATL)(e)(k)	5.25%	07/01/2035	465	457,245
Series 2008 WW, RB (Acquired 07/18/2014-09/10/2014; Cost $169,000)(e)(f)	5.38%	07/01/2025	390	209,625
Series 2008 WW, RB (Acquired 07/16/2014-09/02/2015; Cost $256,174)(e)(f)	5.25%	07/01/2033	415	224,100
Series 2008 WW, RB (Acquired 07/22/2014-09/08/2015; Cost $361,650)(e)(f)	5.50%	07/01/2038	605	326,700
Series 2010 AAA, RB (Acquired 05/11/2011-09/05/2014; Cost $4,429,876)(e)(f)	5.25%	07/01/2026	4,570	2,467,800
Series 2010 AAA, RB (Acquired 07/16/2014-08/18/2016; Cost $1,650,079)(e)(f)	5.25%	07/01/2028	2,600	1,404,000
Series 2010 AAA, RB (Acquired 07/21/2014-09/08/2015; Cost $252,613)(e)(f)	5.25%	07/01/2029	445	240,300
Series 2010 AAA, RB (Acquired 07/21/2014-09/10/2014; Cost $49,825)(e)(f)	5.25%	07/01/2030	95	51,300
Series 2010 CCC, RB (Acquired 09/10/2014; Cost $19,600)(e)(f)	5.00%	07/01/2025	35	18,813
Series 2010 CCC, RB (Acquired 09/10/2014-09/08/2015; Cost $188,388)(e)(f)	5.00%	07/01/2027	285	153,900
Series 2010 CCC, RB (Acquired 07/16/2014-09/02/2015; Cost $357,625)(e)(f)	5.00%	07/01/2028	540	291,600
Series 2010 XX, RB (Acquired 09/10/2014; Cost $5,600)(e)(f)	5.25%	07/01/2026	10	5,400
Series 2010 XX, RB (Acquired 07/16/2014-09/07/2016; Cost $539,850)(e)(f)	5.25%	07/01/2027	845	456,300
Series 2010 XX, RB (Acquired 07/14/2014-09/02/2015; Cost $1,334,259)(e)(f)	5.25%	07/01/2035	2,660	1,436,400
Series 2010 XX, RB (Acquired 03/25/2014-09/08/2015; Cost $11,341,763)(e)(f)	5.75%	07/01/2036	18,575	10,030,500
Series 2010 XX, RB (Acquired 06/17/2014-10/16/2014; Cost $13,303,031)(e)(f)	5.25%	07/01/2040	28,430	15,352,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 ZZ, Ref. RB (Acquired 09/05/2014; Cost $105,602)(e)(f)	4.63%	07/01/2025	$ 190	$ 102,600
Series 2010 ZZ, Ref. RB (Acquired 09/10/2014; Cost $120,400)(e)(f)	5.00%	07/01/2025	215	115,563
Series 2010 ZZ, Ref. RB (Acquired 07/16/2014-09/02/2015; Cost $151,188)(e)(f)	5.25%	07/01/2025	275	148,500
Series 2010 ZZ, Ref. RB (Acquired 09/10/2014; Cost $5,600)(e)(f)	5.00%	07/01/2026	10	5,400
Series 2010 ZZ, Ref. RB (Acquired 09/10/2014-10/11/2017; Cost $519,713)(e)(f)	5.25%	07/01/2026	1,135	612,900
Series 2012 A, RB (Acquired 04/30/2014-09/02/2015; Cost $1,905,350)(e)(f)	5.00%	07/01/2029	3,100	1,674,000
Series 2012 A, RB (Acquired 04/11/2014-10/06/2017; Cost $6,474,953)(e)(f)	5.05%	07/01/2042	11,925	6,439,500
Series 2013 A, RB (Acquired 09/08/2015; Cost $108,400)(e)(f)	7.25%	07/01/2030	160	86,400
Series 2013 A, RB (Acquired 07/16/2014-09/02/2015; Cost $301,081)(e)(f)	7.00%	07/01/2040	480	259,200
Series 2013 A, RB (Acquired 07/14/2014-01/06/2016; Cost $4,464,459)(e)(f)	7.00%	07/01/2043	9,080	4,903,200
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	457	452,593
Series 2023 A, RB	6.63%	01/01/2028	3,484	3,450,737
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	11	9,167
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,016
Series 2018 A-1, RB(j)	0.00%	07/01/2046	142,376	48,008,262
Series 2018 A-1, RB(j)	0.00%	07/01/2051	103,344	25,361,889
Series 2018 A-1, RB	4.75%	07/01/2053	36,976	36,698,662
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,389,543
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	14,625,943
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,555,193
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,106,264
Series 2006 Q, RB	5.00%	06/01/2036	1,025	980,154
				641,926,975
Rhode Island–0.18%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(e)(f)	7.25%	07/15/2035	44,240	17,696,000
South Carolina–2.21%
Lancaster (County of), SC School District; Series 2017, GO Bonds	4.00%	03/01/2036	12,555	12,665,705
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(d)	5.25%	08/01/2031	103,080	111,391,268
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(a)(b)	7.00%	05/01/2039	5,000	4,438,328
Series 2021, RB(a)(b)(f)	6.00%	06/01/2031	1,000	150,000
Series 2021, RB(a)(b)(f)	6.25%	06/01/2040	1,000	150,000
Series 2021, RB(a)(b)(f)	6.50%	06/01/2051	2,750	412,500
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,545	8,685,471
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island);
Series 2023, RB	7.50%	11/15/2053	18,625	19,386,902
Series 2023, RB	7.75%	11/15/2058	12,000	12,526,679
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,327,519
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	8,885	9,706,720
Series 2024 B, Ref. RB (INS - AGM)(k)	5.00%	12/01/2054	12,000	12,881,735
Series 2024 B, Ref. RB	5.25%	12/01/2054	16,400	17,773,603
				216,496,430
South Dakota–0.05%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	5,000	5,049,457
Tennessee–0.89%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2004 C, VRD RB(m)	3.25%	05/01/2039	8,000	8,000,000
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,468,842
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 B-1, RB (INS - BAM)(k)	5.13%	07/01/2054	$ 2,500	$ 2,649,451
Series 2024 B-1, RB (INS - BAM)(k)	5.25%	07/01/2064	6,110	6,461,841
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(a)(b)	9.50%	11/01/2052	10,000	10,267,434
Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,546,886
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(b)	5.13%	06/01/2036	600	613,479
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(a)	5.00%	07/01/2049	10,000	10,303,479
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,245,486
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(b)(m)	2.65%	12/01/2031	12,300	12,300,000
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(d)	5.00%	11/01/2031	15,865	16,900,626
				87,075,024
Texas–11.76%
Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	4,470	4,342,184
Anna (City of), TX; Series 2023, RB(b)	7.38%	09/15/2052	2,500	2,653,782
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	898,958
Series 2017, RB	5.25%	09/01/2047	1,475	1,479,522
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(b)	6.25%	06/01/2063	9,155	9,520,934
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	762,760
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,428,984
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(b)	5.88%	09/01/2043	1,030	1,056,554
Series 2023, RB(b)	6.00%	09/01/2053	1,600	1,639,060
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	20,356,031
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	22,063,146
Austin (City of), TX; Series 2022, RB(a)	5.00%	11/15/2043	3,450	3,647,701
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(a)(b)(d)	10.00%	06/01/2025	6,000	6,018,827
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(a)	7.00%	03/01/2039	19,875	19,538,316
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(f)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(f)(j)	0.00%	11/01/2039	3,659	7,318
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	36,940	35,081,342
Celina (City of), TX;
Series 2015, RB(c)(d)	6.25%	09/01/2024	1,625	1,625,000
Series 2015, RB(c)(d)	7.25%	09/01/2024	895	910,144
Series 2015, RB(c)(d)	7.50%	09/01/2024	3,620	3,620,000
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(b)	5.38%	09/01/2043	1,615	1,647,061
Series 2023, RB(b)	5.50%	09/01/2053	2,305	2,340,325
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(b)	5.13%	09/01/2043	1,200	1,200,678
Series 2023, RB(b)	5.50%	09/01/2053	1,825	1,846,457
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(b)	4.75%	09/01/2030	325	329,268
Series 2023, RB(b)	5.50%	09/01/2042	875	897,328
Series 2023, RB(b)	5.75%	09/01/2052	1,500	1,540,886
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(b)	5.50%	09/01/2030	250	253,236
Series 2023, RB(b)	6.25%	09/01/2042	800	819,770
Series 2023, RB(b)	6.50%	09/01/2052	1,300	1,334,322
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Centerville Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2048	$ 800	$ 806,301
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	1,000	999,445
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,593,984
Chapel Hill Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,877,571
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,671,872
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,092,275
Crandall (City of), TX;
Series 2021, RB(b)	4.75%	09/15/2031	100	100,858
Series 2021, RB(b)	4.25%	09/15/2041	250	229,359
Series 2021, RB(b)	5.00%	09/15/2041	500	495,790
Series 2021, RB(b)	4.50%	09/15/2051	1,500	1,335,683
Series 2021, RB(b)	5.25%	09/15/2051	500	498,263
Crandall Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,315	1,432,727
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,600	1,726,490
Crowley Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	10,000	9,905,173
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	8,190,519
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,662,666
Series 2024, RB	5.25%	11/01/2048	10,000	11,114,759
Denton Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2048	14,000	15,280,882
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2053	26,000	28,155,772
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(b)	5.50%	09/15/2050	1,500	1,505,348
Edinburg Economic Development Corp.; Series 2019, RB(b)	5.00%	08/15/2044	1,645	1,549,053
El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,758,541
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	10,000	9,596,576
Fort Worth (City of), TX; Series 2023, RB	4.25%	02/15/2053	4,585	4,537,250
Fort Worth Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5,000	5,450,678
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	675	652,416
Series 2014, RB	6.00%	09/01/2038	2,770	2,539,760
Series 2014, RB	6.13%	09/01/2044	2,690	2,362,053
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2048	32,525	33,822,019
Gulf Coast Industrial Development Authority; Series 1998, RB(a)	8.00%	04/01/2028	20	20,025
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	2,550	2,503,927
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2042	2,000	2,041,495
Series 2022, RB(b)	5.75%	09/15/2052	3,550	3,622,915
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(k)	4.00%	05/01/2044	2,355	2,257,767
Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	7,082,393
Houston (City of), TX;
Series 2015 B-1, RB(a)	5.00%	07/15/2030	8,300	8,353,845
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,367,929
Series 2021 A, RB(a)	4.00%	07/01/2048	5	4,682
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(a)	5.00%	07/01/2029	1,000	1,000,310
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	1,250	1,277,295
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(a)	5.00%	07/15/2028	8,250	8,504,229
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	1,750	1,788,830
Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,535,445
Humble Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.00%	02/15/2052	20,500	19,826,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Hutto Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	$ 6,000	$ 6,458,135
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	7,950	7,600,956
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	19,508,338
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	02/15/2058	16,550	17,833,390
Series 2023, GO Bonds(i)	4.00%	02/15/2048	37,500	36,355,410
Series 2023, GO Bonds(i)	4.00%	02/15/2053	35,000	33,486,058
Lewisville (City of), TX; Series 2023 A, RB(b)	8.00%	09/01/2053	1,625	1,718,379
Little Elm (Town of), TX; Series 2022, RB(b)	6.88%	09/01/2052	2,700	2,863,401
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,178,810
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(b)	5.75%	09/15/2052	2,500	2,516,740
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(b)	5.25%	09/15/2042	1,500	1,492,304
Series 2022, RB(b)	5.38%	09/15/2052	2,500	2,504,826
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	30,325	30,368,571
Mission Economic Development Corp. (Waste Management, Inc.); Series 2023, RB(a)(d)	4.25%	07/01/2027	5,000	5,019,244
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	8,166,694
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	120,203
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,790,696
Series 2021, RB	2.00%	11/15/2061	4,001	1,509,776
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	350	275,124
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,409,461
Series 2016, RB	5.00%	07/01/2051	1,750	1,414,829
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(k)	5.00%	07/01/2038	500	516,115
Series 2018 A-1, RB (INS - AGM)(k)	5.00%	07/01/2048	1,750	1,778,354
Series 2018 A-1, RB (INS - AGM)(k)	5.00%	07/01/2058	2,400	2,430,551
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(b)	5.00%	08/15/2051	2,670	2,622,146
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(b)	5.00%	08/15/2040	2,390	2,394,324
Series 2020 A, RB(b)	5.00%	08/15/2050	20	19,856
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,275	6,242,400
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(b)	6.00%	08/15/2037	1,650	1,690,099
Series 2018 A, RB(b)	6.00%	08/15/2047	13,435	13,600,991
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	7,904,029
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	366,553
Series 2016 A, RB	5.50%	11/15/2046	650	557,795
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,846,957
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	24,951,978
Series 2022 A, RB	6.75%	10/01/2052	9,910	9,823,020
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,126,769
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,272,551
Series 2020, RB	5.25%	10/01/2055	12,390	11,379,972
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,147,821
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,605	1,604,974
North Parkway Municipal Management District No. 1;
Series 2021, RB(b)	4.00%	09/15/2041	500	457,944
Series 2021, RB(b)	4.25%	09/15/2051	1,000	888,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(b)	4.75%	09/15/2041	$ 2,000	$ 1,982,850
Series 2021, RB(b)	5.00%	09/15/2051	3,500	3,472,181
Pflugerville (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	13,285	14,147,434
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(b)	5.75%	09/15/2032	340	345,720
Series 2022, RB(b)	5.50%	09/15/2042	800	810,114
Series 2022, RB(b)	5.63%	09/15/2052	1,450	1,471,496
Series 2022, RB(b)	6.13%	09/15/2052	2,070	2,140,189
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(b)	5.50%	09/15/2042	750	759,482
Series 2022, RB(b)	5.63%	09/15/2052	1,300	1,319,273
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(b)	5.38%	09/15/2027	277	279,530
Series 2022, RB(b)	5.63%	09/15/2032	400	412,471
Series 2022, RB(b)	6.00%	09/15/2052	4,000	4,129,736
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2048	2,000	2,026,946
Series 2022, RB(b)	6.50%	09/15/2052	1,448	1,505,276
Plano (City of), TX;
Series 2023, RB(b)	8.25%	09/15/2043	1,765	1,878,130
Series 2023, RB(b)	7.50%	09/15/2053	1,400	1,495,020
Series 2023, RB(b)	8.50%	09/15/2053	3,050	3,248,536
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(a)(b)	5.00%	01/01/2039	1,000	1,064,337
Series 2024, RB(a)(b)	5.13%	01/01/2044	2,000	2,123,989
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	655,704
Series 2016 A, RB	5.00%	08/15/2046	1,000	961,322
Princeton (City of), TX;
Series 2023, RB(b)	7.00%	09/01/2043	2,400	2,471,368
Series 2023, RB(b)	7.00%	09/01/2053	3,000	3,063,365
Series 2023, RB(b)	7.88%	09/01/2053	1,935	1,994,111
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(b)	5.13%	09/01/2042	845	844,304
Series 2022, RB(b)	5.25%	09/01/2052	1,375	1,348,514
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(i)	4.25%	02/15/2053	25,065	24,907,103
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	23,317,611
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(c)(d)	8.00%	11/15/2024	3,000	3,026,620
Rockdale Special Assessment; Series 2023, RB(b)	7.50%	09/15/2054	3,722	3,912,725
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,607,875
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	452,127
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(d)	6.15%	01/01/2029	1,830	1,829,970
San Antonio (City of), TX;
Series 2023, RB(i)	4.00%	05/15/2051	20,000	19,328,300
Series 2024 A, RB	5.25%	02/01/2049	11,000	12,198,533
Series 2024 C, RB	5.50%	02/01/2049	5,050	5,725,326
Series 2024 D, Ref. RB	5.25%	02/01/2054	19,135	21,142,797
sherman (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/15/2048	10,000	10,788,839
Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	7,817,015
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,624,864
Series 2017, RB	6.75%	11/15/2052	2,100	2,167,994
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(e)(f)	6.38%	02/15/2048	$ 5,710	$ 3,140,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(e)(f)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(e)(f)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	494,535
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,946,798
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	7,233,163
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,386,327
Texas (State of); Series 2023 A, GO Bonds(a)	4.13%	08/01/2044	6,205	6,162,090
Texas (State of) Water Development Board;
Series 2018 B, RB	4.00%	10/15/2043	5,000	4,958,133
Series 2018, RB(i)	5.00%	10/15/2053	13,515	14,055,980
Series 2019 A, RB	4.00%	10/15/2044	2,500	2,452,242
Series 2019 A, RB	4.00%	10/15/2049	12,500	12,068,539
Series 2021, RB(i)	4.00%	10/15/2056	15,000	14,162,306
Series 2023 A, RB	5.00%	10/15/2058	7,000	7,533,908
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,442,076
Texas State Technical College;
Series 2022, RB (INS - AGM)(i)(k)	5.50%	08/01/2042	12,500	14,180,701
Series 2022, RB (INS - AGM)(i)(k)	6.00%	08/01/2054	6,000	6,849,043
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,848	1,850,595
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	22,800	22,272,905
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	39,435	37,888,655
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,850	5,860,904
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(k)	4.25%	10/01/2047	1,540	1,493,760
Series 2022, GO Bonds (INS - AGM)(k)	4.38%	10/01/2048	1,805	1,778,102
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	30,000	33,122,538
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,503,216
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.00%	08/15/2056	17,340	18,512,826
				1,153,147,924
Utah–1.68%
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(b)(h)	8.25%	03/01/2053	18,700	15,731,762
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(b)	7.38%	09/15/2051	5,500	4,880,928
Series 2024, RB(b)	5.63%	12/01/2053	10,000	10,358,395
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(b)	6.00%	03/01/2053	6,500	6,441,674
Series 2022 B, GO Bonds(b)	9.00%	03/15/2053	1,239	1,231,079
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(b)	6.63%	03/01/2054	2,370	2,455,356
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(b)	5.63%	12/01/2043	7,000	7,264,115
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	5.50%	03/01/2051	11,500	9,194,472
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	610	609,953
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(b)	6.38%	03/01/2055	1,485	1,524,311
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	6.00%	03/01/2051	13,815	11,379,101
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(b)	4.38%	02/01/2051	1,000	743,303
Series 2021 B, GO Bonds(b)	7.38%	08/15/2051	600	491,872
Salt Lake City (City of), UT;
Series 2017 A, RB(a)	5.00%	07/01/2047	5,000	5,060,347
Series 2018 A, RB(a)	5.00%	07/01/2048	10,385	10,629,232
Series 2018 A, RB(a)	5.25%	07/01/2048	11,035	11,402,649
Series 2021 A, RB (INS - AGM)(a)(k)	4.00%	07/01/2051	10,420	9,871,951
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(b)	4.50%	06/15/2032	$ 2,000	$ 1,918,596
Series 2022, RB(b)	5.00%	06/15/2042	3,000	2,830,940
Series 2022, RB(b)	5.00%	06/15/2052	6,000	5,417,245
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,475	1,475,600
Series 2012, RB	6.25%	07/15/2042	3,870	3,871,063
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(b)	5.00%	10/15/2038	2,330	2,321,493
Series 2018 A, RB(b)	5.25%	10/15/2048	2,205	2,179,627
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(b)	5.00%	06/15/2050	2,000	1,910,608
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(b)	5.38%	06/15/2049	3,645	3,530,733
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(b)	5.00%	02/15/2046	855	833,019
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(b)	5.25%	06/15/2037	4,810	4,812,062
Series 2017, Ref. RB(b)	5.38%	06/15/2048	11,415	10,919,768
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	3,355	3,445,847
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(b)	7.00%	12/01/2042	8,630	8,762,715
Wood Ranch Public Infrastructure District; Series 2024, RB(b)	5.63%	12/01/2053	1,291	1,330,041
				164,829,857
Vermont–0.06%
East Central Vermont Telecommunications District;
Series 2018 A, RB(b)	5.75%	12/01/2036	1,450	1,452,059
Series 2018 A, RB(b)	5.60%	12/01/2043	960	956,895
Series 2019 A, RB(b)	5.00%	12/01/2048	4,330	3,817,722
				6,226,676
Virgin Islands–0.11%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(j)	0.00%	05/15/2035	21,310	11,035,577
Virginia–0.75%
Atlantic Park Community Development Authority; Series 2023, RB(b)	6.25%	08/01/2045	16,865	16,353,586
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(f)(g)	6.75%	03/01/2034	1,289	812,070
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	5,129,177
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	906	703,387
Series 2014 B, RB	6.05%	03/01/2044	2,542	2,245,740
Series 2014 C, RB(f)	6.05%	03/01/2054	2,183	982,356
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	20,650	18,974,705
Series 2019, RB	4.00%	01/01/2029	1,100	1,066,754
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(b)	5.00%	09/01/2045	1,000	1,001,630
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(b)	5.55%	01/01/2037	2,080	2,050,648
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,515,178
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(b)(d)	5.00%	07/01/2038	4,690	4,690,308
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	8,095,524
Series 2023, RB	7.00%	09/01/2059	8,500	9,757,184
				73,378,247
Washington–1.18%
Kalispel Tribe of Indians;
Series 2018 A, RB(b)	5.25%	01/01/2038	3,000	3,115,588
Series 2018 B, RB(b)	5.00%	01/01/2032	500	518,271
Series 2018 B, RB(b)	5.25%	01/01/2038	1,000	1,038,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	$ 90	$ 90,025
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(a)	6.10%	10/01/2031	35	34,939
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(a)	5.00%	04/01/2030	2,125	2,125,593
Seattle (Port of), WA;
Series 2015 A, RB(c)(d)	5.00%	11/12/2024	5,000	5,017,646
Series 2021 C, Ref. RB(a)	5.00%	08/01/2046	17,490	18,217,712
Series 2022 B, Ref. RB(a)	4.00%	08/01/2047	3,000	2,788,541
Series 2022 B, Ref. RB(a)	5.00%	08/01/2047	8,195	8,551,278
Series 2022, RB(a)(i)	5.00%	04/01/2044	25,295	25,974,350
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,664	1,659,200
Washington (State of) (Bid Group 3); Series 2022 A-3, GO Bonds	5.00%	08/01/2045	1,945	2,129,975
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(a)(b)(e)(f)	7.50%	01/01/2032	26,355	2,635
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	8,000	8,144,472
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(b)	9.00%	12/01/2036	15,380	16,143,269
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(c)(d)	7.00%	07/01/2025	1,000	1,028,918
Series 2015 A, RB(b)(c)(d)	7.00%	07/01/2025	1,700	1,749,160
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(b)	5.00%	01/01/2046	7,500	6,882,117
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	8,178	7,769,022
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(b)	5.00%	01/01/2055	3,265	2,881,264
				115,862,504
West Virginia–1.08%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(b)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(b)(f)	5.75%	06/01/2042	18,975	13,311,346
Series 2019 B, Ref. RB(b)(f)	7.50%	06/01/2042	5,285	3,470,885
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(b)	5.75%	06/01/2043	800	862,973
Series 2023, Ref. RB(b)	6.00%	06/01/2053	1,000	1,077,479
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(b)	8.45%	06/01/2053	16,000	3,643,125
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(b)	5.75%	06/01/2043	3,435	3,513,851
Series 2020, Ref. RB(b)	7.50%	06/01/2043	8,990	9,696,360
Series 2023, RB(b)	7.00%	06/01/2043	2,200	2,364,691
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	8,313,925
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(a)(b)	9.50%	05/01/2043	20,000	20,407,888
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(b)	8.50%	12/01/2043	16,000	16,376,214
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	9,483,878
				106,095,115
Wisconsin–2.82%
Gillett (City of), WI; Series 2021 A, RB(a)(b)	5.50%	12/01/2032	4,600	4,054,168
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(j)(k)	0.00%	12/15/2060	28,500	5,220,533
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	1,375	1,155,803
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	1,138,705
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,735,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	$ 1,950	$ 1,881,546
Series 2019, Ref. RB	5.00%	11/01/2046	5,200	4,726,548
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,081,236
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,842,772
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $20,601)(b)(e)(j)	0.00%	01/01/2047	156	4,315
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,563)(b)(e)(j)	0.00%	01/01/2048	136	3,572
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,848)(b)(e)(j)	0.00%	01/01/2049	134	3,315
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $15,889)(b)(e)(j)	0.00%	01/01/2050	129	2,980
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $15,223)(b)(e)(j)	0.00%	01/01/2051	127	2,777
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2052	165	3,359
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,531)(b)(e)(j)	0.00%	01/01/2053	163	3,144
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,452)(b)(e)(j)	0.00%	01/01/2054	158	2,863
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2055	154	2,655
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2056	151	2,474
Series 2005 A-1, RB(b)(f)	5.50%	07/01/2056	8,230	6,348,261
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2057	168	2,585
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2058	163	2,386
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2059	159	2,210
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2060	156	2,036
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2061	153	1,895
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2062	149	1,744
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2063	146	1,622
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2064	142	1,513
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2065	140	1,401
Series 2005 A-1, RB(b)(j)	0.00%	01/01/2066	151	1,400
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $145,759)(b)(e)(j)	0.00%	01/01/2067	1,821	15,304
Series 2012 C, Ref. RB(a)	5.25%	07/01/2028	865	865,699
Series 2012, RB	6.00%	09/01/2045	5,620	5,619,444
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,912,455
Series 2016 A, RB(b)	5.25%	05/01/2046	2,500	2,415,116
Series 2016 A, RB	5.25%	01/01/2052	10,960	8,966,967
Series 2018, RB (INS - AGM)(k)	5.00%	07/01/2058	7,900	8,069,562
Series 2019, RB(b)	5.00%	06/15/2054	455	431,374
Series 2022, RB	6.15%	08/01/2028	7,500	5,760,544
Series 2023, RB(b)	5.75%	07/01/2033	485	509,151
Series 2023, RB(b)	6.63%	07/01/2043	650	681,360
Series 2023, RB(b)	6.88%	07/01/2053	1,350	1,415,324
Series 2023, RB(b)	7.00%	07/01/2058	1,750	1,833,925
Series 2023, RB	5.75%	07/01/2062	39,898	42,801,347
Series 2024, RB(b)	5.50%	12/15/2028	13,580	13,660,770
Series 2024, RB(b)	12.00%	05/16/2029	5,750	5,842,990
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(b)	5.00%	06/01/2040	760	714,909
Series 2020 A, RB(b)	5.00%	06/01/2049	1,340	1,191,922
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(b)	6.25%	06/01/2052	13,685	14,056,286
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(b)(f)	6.75%	08/01/2031	22,000	19,360,000
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(b)	10.00%	11/01/2038	13,500	15,217,713
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(b)	5.13%	06/01/2048	2,075	2,059,340
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(j)	0.00%	02/01/2031	19,324	12,431,371
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(b)	6.13%	12/15/2029	8,000	8,019,890
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36	Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(b)	4.75%	06/01/2029	$ 225	$ 222,447
Series 2019 A, RB(b)	5.25%	06/01/2039	750	726,745
Series 2019 A, RB(b)	5.50%	06/01/2049	1,940	1,868,776
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(b)	5.75%	06/01/2025	16,975	16,980,941
Series 2022 B, RB(b)	7.50%	06/01/2025	1,970	1,954,563
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	785	785,642
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,973
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(b)	6.63%	07/01/2053	600	630,276
Series 2023, RB(b)	6.75%	07/01/2058	550	580,006
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(b)(j)	0.00%	12/01/2028	17,675	12,708,164
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(b)(j)	0.00%	09/01/2029	7,500	5,305,123
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(b)	5.00%	06/15/2049	520	501,354
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(b)	6.00%	07/01/2031	7,040	6,480,124
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(b)	5.38%	12/15/2032	4,500	4,513,478
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(b)	5.38%	06/01/2044	3,495	3,103,402
Series 2019 A, RB(b)	5.50%	06/01/2054	4,320	3,769,315
Series 2019, RB(b)	5.62%	06/01/2029	605	584,294
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(b)	5.25%	03/01/2045	4,325	4,224,209
				276,372,996
Total Municipal Obligations (Cost $10,828,888,415)				10,655,425,239
U.S. Dollar Denominated Bonds & Notes–0.04%
California–0.03%
CalPlant I LLC; Exit Facility(b)	15.00%	07/01/2025	3,070	3,134,470
Puerto Rico–0.01%
AES Puerto Rico, Inc.(g)	12.50%	03/04/2026	809	784,984
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,860,960)				3,919,454
			Shares
Exchange-Traded Funds–0.01%
Invesco Municipal Strategic Income ETF (Cost $872,610)			17,000	873,372

Common Stocks & Other Equity Interests–0.01%
Delta Air Lines, Inc.			7,679	326,281
General Motors Co.			2,919	145,308
Total Common Stocks & Other Equity Interests (Cost $54,137)				471,589

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(g)			76,613	0
TOTAL INVESTMENTS IN SECURITIES(p)–108.70% (Cost $10,833,676,122)				10,660,689,654
FLOATING RATE NOTE OBLIGATIONS–(10.11)%
Notes with interest and fee rates ranging from 3.46% to 3.64% at 08/31/2024 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062 (See Note 1J)(q)				(991,190,000)
OTHER ASSETS LESS LIABILITIES–1.41%				138,165,452
NET ASSETS–100.00%				$9,807,665,106
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37	Invesco Rochester® Municipal Opportunities Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $1,556,559,612, which represented 15.87% of the Fund’s Net Assets.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Restricted security. The aggregate value of these securities at August 31, 2024 was $202,167,415, which represented 2.06% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $180,777,080, which represented 1.84% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(j)	Zero coupon bond issued at a discount.
(k)	Principal and/or interest payments are secured by the bond insurance company listed.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $76,836,885. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $1,430,363,065 are held by TOB Trusts and serve as collateral for the $991,190,000 in the floating rate note obligations outstanding at that date.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$-	$872,610	$-	$762	$-	$873,372	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38	Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $10,832,803,512)	$10,659,816,282
Investments in affiliates, at value (Cost $872,610)	873,372
Cash	43,412,387
Receivable for:
Investments sold	5,299,912
Fund shares sold	15,427,296
Interest	173,482,304
Investments matured, at value (Cost $40,804,518)	24,211,411
Investment for trustee deferred compensation and retirement plans	328,602
Other assets	2,214,784
Total assets	10,925,066,350
Liabilities:
Floating rate note obligations	991,190,000
Payable for:
Investments purchased	93,698,076
Dividends	21,095,896
Fund shares reacquired	7,711,415
Accrued fees to affiliates	2,933,929
Accrued interest expense	230,813
Accrued trustees’ and officers’ fees and benefits	141,230
Accrued other operating expenses	71,283
Trustee deferred compensation and retirement plans	328,602
Total liabilities	1,117,401,244
Net assets applicable to shares outstanding	$9,807,665,106
Net assets consist of:
Shares of beneficial interest	$12,303,901,736
Distributable earnings (loss)	(2,496,236,630)
$9,807,665,106
Net Assets:
Class A	$4,305,887,466
Class C	$552,756,157
Class Y	$4,780,708,155
Class R5	$23,788
Class R6	$168,289,540
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	622,544,119
Class C	80,244,247
Class Y	691,980,641
Class R5	3,439
Class R6	24,330,460
Class A:
Net asset value per share	$6.92
Maximum offering price per share (Net asset value of $6.92 ÷ 95.75%)	$7.23
Class C:
Net asset value and offering price per share	$6.89
Class Y:
Net asset value and offering price per share	$6.91
Class R5:
Net asset value and offering price per share	$6.92
Class R6:
Net asset value and offering price per share	$6.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
39	Invesco Rochester® Municipal Opportunities Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$280,972,985
Dividends	2,270
Total investment income	280,975,255
Expenses:
Advisory fees	16,649,340
Administrative services fees	676,526
Custodian fees	30,378
Distribution fees:
Class A	5,237,475
Class C	2,489,057
Interest, facilities and maintenance fees	23,749,637
Transfer agent fees — A, C and Y	3,604,699
Transfer agent fees — R5	8
Transfer agent fees — R6	11,563
Trustees’ and officers’ fees and benefits	46,296
Registration and filing fees	224,307
Reports to shareholders	99,708
Professional services fees	1,057,735
Other	70,220
Total expenses	53,946,949
Less: Expense offset arrangement(s)	(8,999)
Net expenses	53,937,950
Net investment income	227,037,305
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(6,581,595))	(87,570,860)
Change in net unrealized appreciation of:
Unaffiliated investment securities	164,090,578
Affiliated investment securities	762
164,091,340
Net realized and unrealized gain	76,520,480
Net increase in net assets resulting from operations	$303,557,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
40	Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$227,037,305	$359,211,976
Net realized gain (loss)	(87,570,860)	(105,247,487)
Change in net unrealized appreciation	164,091,340	358,346,792
Net increase in net assets resulting from operations	303,557,785	612,311,281
Distributions to shareholders from distributable earnings:
Class A	(108,646,133)	(202,033,623)
Class C	(12,459,822)	(24,300,684)
Class Y	(123,795,903)	(204,505,146)
Class R5	(541)	(997)
Class R6	(4,109,437)	(6,031,814)
Total distributions from distributable earnings	(249,011,836)	(436,872,264)
Share transactions–net:
Class A	118,040,023	260,887,308
Class C	625,614	(14,502,265)
Class Y	296,724,566	983,324,401
Class R5	4,298	532
Class R6	39,716,029	38,379,370
Net increase in net assets resulting from share transactions	455,110,530	1,268,089,346
Net increase in net assets	509,656,479	1,443,528,363
Net assets:
Beginning of period	9,298,008,627	7,854,480,264
End of period	$9,807,665,106	$9,298,008,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
41	Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows
For the six months ended August 31, 2024
(Unaudited)
Cash provided by operating activities:
Net increase in net assets resulting from operations	$303,557,785
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(1,594,336,240)
Proceeds from sales of investments	1,349,674,557
Purchases of short-term investments, net	(78,995,122)
Amortization (accretion) of premiums and discounts, net	(19,911,705)
Net realized loss from investment securities	87,570,860
Net change in unrealized appreciation on investment securities	(164,091,340)
Change in operating assets and liabilities:
Increase in receivables and other assets	(14,035,136)
Increase in accrued expenses and other payables	551,610
Net cash provided by operating activities	(130,014,731)
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(124,295,326)
Proceeds from shares of beneficial interest sold	1,367,906,035
Disbursements from shares of beneficial interest reacquired	(1,034,496,829)
Proceeds from TOB Trusts	2,085,000
Repayment of TOB Trusts	(49,515,000)
Net cash provided by (used in) financing activities	161,683,880
Net increase in cash and cash equivalents	31,669,149
Cash and cash equivalents at beginning of period	11,743,238
Cash and cash equivalents at end of period	$43,412,387
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to common shareholders	$124,029,118
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$23,691,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
42	Invesco Rochester® Municipal Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$6.88	$0.16	$0.06	$0.22	$(0.18)	$6.92	3.23%	$4,305,887	1.23%(d)	1.23%(d)	0.73%(d)	4.68%(d)	13%
Year ended 02/29/24	6.74	0.28	0.21	0.49	(0.35)	6.88	7.45	4,163,816	1.44	1.44	0.73	4.22	25
Year ended 02/28/23	7.80	0.31	(1.04)	(0.73)	(0.33)	6.74	(9.41)	3,822,402	1.30	1.30	0.72	4.41	47
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95	4,596,751	0.85	0.85	0.69	3.24	22
Year ended 02/28/21	8.30	0.30	(0.23)	0.07	(0.39)	7.98	1.13	4,323,667	0.95	0.95	0.77	3.87	28
Seven months ended 02/29/20	7.81	0.20	0.48	0.68	(0.19)	8.30	8.87	4,389,039	0.95(d)	0.95(d)	0.69(d)	4.26(d)	9
Year ended 07/31/19	7.34	0.35	0.45	0.80	(0.33)	7.81	11.26	3,825,646	1.20	1.20	0.76	4.64	34
Class C
Six months ended 08/31/24	6.85	0.14	0.06	0.20	(0.16)	6.89	2.90	552,756	1.88(d)	1.88(d)	1.38(d)	4.03(d)	13
Year ended 02/29/24	6.71	0.24	0.20	0.44	(0.30)	6.85	6.77	549,007	2.09	2.09	1.38	3.57	25
Year ended 02/28/23	7.76	0.26	(1.03)	(0.77)	(0.28)	6.71	(9.94)	553,465	1.95	1.95	1.37	3.76	47
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15	754,439	1.50	1.50	1.34	2.59	22
Year ended 02/28/21	8.26	0.25	(0.23)	0.02	(0.33)	7.95	0.54	717,496	1.60	1.60	1.42	3.22	28
Seven months ended 02/29/20	7.77	0.17	0.48	0.65	(0.16)	8.26	8.51	1,020,424	1.61(d)	1.61(d)	1.35(d)	3.61(d)	9
Year ended 07/31/19	7.31	0.30	0.45	0.75	(0.29)	7.77	10.45	1,019,084	1.86	1.86	1.42	3.99	34
Class Y
Six months ended 08/31/24	6.87	0.17	0.06	0.23	(0.19)	6.91	3.36	4,780,708	0.98(d)	0.98(d)	0.48(d)	4.93(d)	13
Year ended 02/29/24	6.73	0.30	0.20	0.50	(0.36)	6.87	7.72	4,457,417	1.19	1.19	0.48	4.47	25
Year ended 02/28/23	7.79	0.32	(1.04)	(0.72)	(0.34)	6.73	(9.19)	3,394,429	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20	3,674,521	0.60	0.60	0.44	3.49	22
Year ended 02/28/21	8.29	0.32	(0.23)	0.09	(0.41)	7.97	1.40	3,018,845	0.70	0.70	0.52	4.12	28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.04	2,968,456	0.71(d)	0.71(d)	0.45(d)	4.51(d)	9
Year ended 07/31/19	7.33	0.37	0.45	0.82	(0.35)	7.80	11.55	2,430,627	0.95	0.95	0.51	4.89	34
Class R5
Six months ended 08/31/24	6.88	0.17	0.06	0.23	(0.19)	6.92	3.36	24	0.98(d)	0.98(d)	0.48(d)	4.93(d)	13
Year ended 02/29/24	6.73	0.31	0.20	0.51	(0.36)	6.88	7.85	19	1.09	1.09	0.38	4.57	25
Year ended 02/28/23	7.79	0.34	(1.06)	(0.72)	(0.34)	6.73	(9.19)	18	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06	5,625	0.65	0.65	0.49	3.44	22
Year ended 02/28/21	8.29	0.32	(0.22)	0.10	(0.41)	7.98	1.58	7,290	0.67	0.67	0.49	4.15	28
Seven months ended 02/29/20	7.80	0.22	0.51	0.73	(0.24)	8.29	9.49	4,697	0.64(d)	0.64(d)	0.38(d)	4.57(d)	9
Period ended 07/31/19(e)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.03	10	0.91(d)	0.91(d)	0.47(d)	4.93(d)	34
Class R6
Six months ended 08/31/24	6.88	0.17	0.06	0.23	(0.19)	6.92	3.39	168,290	0.92(d)	0.92(d)	0.42(d)	4.99(d)	13
Year ended 02/29/24	6.74	0.30	0.21	0.51	(0.37)	6.88	7.77	127,749	1.14	1.14	0.42	4.52	25
Year ended 02/28/23	7.79	0.33	(1.03)	(0.70)	(0.35)	6.74	(9.00)	84,167	0.98	0.98	0.40	4.73	47
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02	50,048	0.57	0.57	0.41	3.52	22
Year ended 02/28/21	8.29	0.33	(0.21)	0.12	(0.42)	7.99	1.76	9,977	0.58	0.58	0.40	4.24	28
Seven months ended 02/29/20	7.80	0.21	0.49	0.70	(0.21)	8.29	9.05	13,146	0.67(d)	0.67(d)	0.41(d)	4.54(d)	9
Period ended 07/31/19(e)	7.71	0.07	0.08	0.15	(0.06)	7.80	2.04	10	0.91(d)	0.91(d)	0.47(d)	4.93(d)	34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
43	Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
44	Invesco Rochester® Municipal Opportunities Fund

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
45	Invesco Rochester® Municipal Opportunities Fund

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Other Risks - Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.35%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the
46	Invesco Rochester® Municipal Opportunities Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $162,643 in front-end sales commissions from the sale of Class A shares and $67,645 and $29,205 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,592,728,996	$62,696,243	$10,655,425,239
U.S. Dollar Denominated Bonds & Notes	—	3,134,470	784,984	3,919,454
Exchange-Traded Funds	873,372	—	—	873,372
Common Stocks & Other Equity Interests	471,589	—	—	471,589
Preferred Stocks	—	—	0	0
Total Investments in Securities	1,344,961	10,595,863,466	63,481,227	10,660,689,654
Other Investments - Assets
Investments Matured	—	6,025,619	18,185,792	24,211,411
Total Investments	$1,344,961	$10,601,889,085	$81,667,019	$10,684,901,065
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
47	Invesco Rochester® Municipal Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2024:
	Value 02/29/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/24
Municipal Obligations	$70,188,057	$25,576	$(2,634,454)	$74,892	$(26,515,372)	$19,734,618	$1,822,926	$—	$62,696,243
Investments Matured	25,952,956	—	(1,578,865)	—	(29,522,744)	23,334,445	—	—	18,185,792
U.S. Dollar Denominated Bonds & Notes	5,995,000	784,993	(67,254)	5,967	(2,857,746)	(5,976)	—	(3,070,000)	784,984
Preferred Stocks	—	0	—	—	—	—	—	—	0
Total	$102,136,013	$810,569	$(4,280,573)	$80,859	$(58,895,862)	$43,063,087	$1,822,926	$(3,070,000)	$81,667,019

*	Prior year balances have been adjusted for a change in security classification.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2024, the Fund engaged in securities purchases of $65,300,448 and securities sales of $54,115,218, which resulted in net realized gains (losses) of $(6,581,595).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the six months ended August 31, 2024, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,999.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $167,935 with an average interest rate of 5.45%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $1,028,371,429 and 3.93%, respectively.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
48	Invesco Rochester® Municipal Opportunities Fund

The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$400,963,306	$1,836,643,257	$2,237,606,563
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $1,605,172,190 and $1,353,166,896, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$354,893,019
Aggregate unrealized (depreciation) of investments	(610,348,306)
Net unrealized appreciation (depreciation) of investments	$(255,455,287)
Cost of investments for tax purposes is $10,940,356,352.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	53,695,175	$369,540,484	133,371,194	$896,568,378
Class C	9,383,798	64,205,373	19,342,521	130,037,309
Class Y	123,077,921	844,354,201	373,179,548	2,501,302,109
Class R5	578	4,000	-	1
Class R6	12,788,737	87,960,229	27,568,976	183,608,917
Issued as reinvestment of dividends:
Class A	7,176,249	49,119,295	13,691,130	92,031,881
Class C	1,110,394	7,566,674	2,164,507	14,499,834
Class Y	9,667,164	66,077,689	15,930,389	107,081,513
Class R5	44	298	79	533
Class R6	184,751	1,265,162	293,178	1,973,093
Automatic conversion of Class C shares to Class A shares:
Class A	3,458,853	23,269,266	7,495,145	50,079,902
Class C	(3,471,937)	(23,269,266)	(7,528,283)	(50,079,902)
Reacquired:
Class A	(47,210,497)	(323,889,022)	(116,450,847)	(777,792,853)
Class C	(6,937,415)	(47,877,167)	(16,315,118)	(108,959,506)
Class Y	(89,629,891)	(613,707,324)	(244,671,683)	(1,625,059,221)
Class R5	-	-	-	(2)
Class R6	(7,221,274)	(49,509,362)	(21,776,309)	(147,202,640)
Net increase in share activity	66,072,650	$455,110,530	186,294,427	$1,268,089,346

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
49	Invesco Rochester® Municipal Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® Municipal Opportunities Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.  Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Rochester Municipal Opportunities Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was  reasonably comparable to the performance of the Index for the one and five year periods and below the
50	Invesco Rochester® Municipal Opportunities Fund

performance of the Index for the three year period.  The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
51	Invesco Rochester® Municipal Opportunities Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
52	Invesco Rochester® Municipal Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
53	Invesco Rochester® Municipal Opportunities Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROHYM-NCSRS

Semi-Annual Financial Statements and Other Information	August 31, 2024
Invesco Rochester® New York Municipals Fund
Nasdaq:
A: RMUNX ■ C: RMUCX ■ Y: RMUYX ■ R6: IORUX

2	Schedule of Investments
18	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
27	Approval of Investment Advisory and Sub-Advisory Contracts
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
August 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.31%
New York–99.47%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$ 2,585	$ 2,689,293
Series 2018 B, RB(a)	5.00%	12/15/2033	335	352,236
Series 2018 B, RB(a)	5.00%	12/15/2034	250	262,447
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,145	1,034,632
Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	321,163
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,931,642
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,100,153)(c)(d)	4.00%	07/01/2029	1,195	997,818
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,130,111)(c)(d)	4.00%	07/01/2030	1,245	1,011,302
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,156,008)(c)(d)	4.00%	07/01/2031	1,295	1,023,906
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $640,130)(c)(d)	4.00%	07/01/2041	1,000	611,263
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $17,480,020)(c)(d)	4.00%	07/01/2051	17,805	9,394,833
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2029	50	51,101
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	2,019,812
Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,516,321
Series 2022 A, Ref. RB	5.00%	12/01/2052	6,185	5,574,714
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,338,609
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,954,220
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,072,091
Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,037,739
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,778,505
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,427,789
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,505,663
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	3,685	2,539,294
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,841,005
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,370,081
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,481,616
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	940	957,511
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	865,869
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	146,620
Series 2018, Ref. RB	5.00%	10/01/2033	150	156,959
Series 2018, Ref. RB	5.00%	10/01/2037	500	519,536
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,043,803
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	836,779
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	304,805
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	152,390
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	213,329
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	248,863
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(f)	5.50%	09/01/2045	3,050	3,060,209
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,554,138
Series 2018, RB	5.00%	06/01/2048	2,415	2,430,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(f)(g)	5.50%	12/31/2040	$ 4,700	$ 4,119,342
Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	9,059,342
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	537,245
Series 2019, RB	4.00%	07/01/2049	1,300	1,238,595
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,427,571
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(f)	5.75%	06/01/2052	1,250	1,312,411
Series 2022, RB(f)	5.75%	06/01/2062	3,250	3,394,174
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	557,621
Series 2022 A, RB	5.00%	07/01/2056	450	454,657
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,902,698
Series 2023, RB	5.25%	07/01/2062	7,500	7,780,454
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	910,497
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,539,921
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,471,819
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,254,034
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,104,000
Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,329,921
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(f)	4.00%	06/15/2041	610	540,586
Series 2021 A, RB(f)	4.00%	06/15/2051	735	601,804
Series 2021 A, RB(f)	4.00%	06/15/2056	530	422,564
Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	155	155,205
Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,364,444
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,429,752
Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	1,176,167
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,625,560
Series 2021 A, RB(f)	4.00%	11/01/2051	1,000	860,231
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,164,434
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(f)	5.50%	06/15/2053	2,125	2,218,034
Series 2023, RB(f)	5.50%	06/15/2063	1,375	1,423,277
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB (Acquired 06/23/2022; Cost $9,894,643)(d)(f)	6.50%	07/01/2052	9,820	9,944,838
Series 2022, RB (Acquired 06/23/2022; Cost $10,430,000)(d)(f)	6.50%	07/01/2057	10,430	10,530,542
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	980	980,265
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,550,018
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,233
Series 2014, RB	5.00%	05/01/2039	250	250,195
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	523,469
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	553,152
Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,162
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,395	1,397,366
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(e)	0.00%	06/01/2027	1,000	921,857
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,040,685
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,669,768
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	4.00%	07/01/2036	$ 1,040	$ 1,032,786
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,133,795
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,274,372
Series 2016 B, RB	5.00%	07/01/2046	9,275	9,338,689
Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,362,823
Series 2022, RB	4.00%	07/01/2049	9,370	8,642,854
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,740	6,104,701
Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	881,753
Series 2017, Ref. RB	5.00%	07/01/2036	840	878,854
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	885	853,244
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,065	2,021,249
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,807,278
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,187,640
Series 2005 D, RB(e)	0.00%	06/01/2055	194,300	15,944,977
Series 2006 A, RB(e)(f)	0.00%	06/01/2060	200,000	9,703,100
Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	303,051
Series 2019, RB(a)	4.00%	06/01/2025	910	912,640
Series 2019, RB(a)	4.00%	06/01/2026	950	958,797
Series 2019, RB(a)	4.00%	06/01/2027	985	998,337
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	20,375	21,268,142
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(f)	5.50%	07/01/2044	5,495	5,105,149
Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,789,264
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	9,934,148
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,701,787
Series 2014, RB	5.00%	07/01/2034	1,500	1,500,936
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,230
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,099
Series 2017, Ref. RB	5.00%	07/01/2029	475	491,150
Series 2017, Ref. RB	5.00%	07/01/2030	425	437,708
Series 2017, Ref. RB	5.00%	07/01/2031	390	400,561
Series 2017, Ref. RB	5.00%	07/01/2032	700	717,423
Series 2017, Ref. RB	5.00%	07/01/2035	730	744,247
Series 2017, Ref. RB	5.00%	07/01/2036	570	579,512
Series 2017, Ref. RB	5.00%	07/01/2038	650	657,833
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	27,920	28,840,285
Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	34,016,034
Series 2017 A, Ref. RB	5.00%	02/15/2045	19,880	20,469,973
Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	13,445	13,184,500
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,572,712
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	881,150
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	3,917,247
Series 2017 A, Ref. RB	4.00%	11/01/2047	555	405,472
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	790	791,333
Lockport (City of), NY; Series 2014, GO Bonds	5.00%	10/15/2024	530	530,641
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2017, RB	5.00%	09/01/2029	$ 750	$ 797,500
Series 2017, RB	5.00%	09/01/2037	3,405	3,577,094
Series 2017, RB	5.00%	09/01/2042	11,500	12,005,686
Series 2018, RB	5.00%	09/01/2036	1,500	1,599,479
Series 2018, RB	5.00%	09/01/2037	7,000	7,453,796
Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,417,916
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	7,000	7,665,598
Series 2023 E, RB	5.00%	09/01/2053	13,250	14,416,295
Metropolitan Transportation Authority;
Series 2015 A-2, RB(h)	5.00%	05/15/2030	18,000	19,665,846
Series 2015 B, RB	5.25%	11/15/2055	4,730	4,766,266
Series 2016 C-1, RB	5.00%	11/15/2056	20,440	20,716,582
Series 2016 C-1, RB	5.25%	11/15/2056	22,930	23,356,986
Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,449,489
Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,461,175
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	23,332,201
Series 2022 A, RB	4.00%	11/15/2051	7,365	7,193,225
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,208,466
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,197,237
Series 2017 B-1, RB	5.25%	11/15/2057	15,505	16,121,150
Series 2017 C-2, Ref. RB(e)	0.00%	11/15/2040	3,750	1,881,059
Series 2019 B, RB (INS - BAM)(b)	5.00%	11/15/2052	7,900	8,228,800
Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	550,533
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,774,540
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,575,386
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	379,637
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	891,273
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,084
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,328
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	2,010	1,797,009
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(f)	5.88%	07/01/2052	1,000	1,031,198
Series 2022, RB(f)	6.00%	07/01/2057	1,000	1,035,867
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	8,009,390
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	12,612,664
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB(h)(i)	5.63%	09/22/2024	370	370,494
Series 2011, RB(h)(i)	6.00%	09/22/2024	1,495	1,497,279
Series 2014 A, RB(h)(i)	5.00%	09/22/2024	500	500,497
Series 2014 A, RB(h)(i)	5.00%	09/22/2024	1,515	1,516,507
Series 2014 A, RB(h)(i)	5.50%	09/22/2024	960	961,217
Series 2024, Ref. RB	5.25%	06/01/2049	500	549,538
Series 2024, Ref. RB	5.25%	06/01/2054	500	542,919
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	183,076
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,523,901
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,812,707
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(e)(f)	0.00%	06/01/2061	400,000	19,763,960
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	24,077,668
Series 2016 A, RB	5.00%	11/15/2056	79,895	79,995,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY;
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	$ 3,335	$ 3,515,824
Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	9,670	10,107,388
Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	11,600	12,147,025
Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,848,171
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $629,627)(c)(d)	5.00%	01/01/2058	546	163,500
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(c)(d)(f)	9.00%	01/01/2041	270	270,000
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	300,175
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,267,991
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	805	787,482
Series 2006 A-3, RB	5.00%	06/01/2035	750	702,794
Series 2006 A-3, RB	5.13%	06/01/2046	615	559,144
Series 2006 C, RB(e)	0.00%	06/01/2046	105,975	22,572,463
Series 2006 D, RB(e)	0.00%	06/01/2060	623,215	41,195,384
Series 2006 E, RB(e)	0.00%	06/01/2060	40,000	2,431,408
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,487,461
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,257,225
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	7,027,659
Series 2014-186, Ref. RB(a)	5.00%	10/15/2044	10,000	10,013,553
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,234,089
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	19,072,725
Series 2019, RB	4.00%	11/01/2041	600	599,842
Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,745,546
Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,816,202
Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	31,286,144
Series 2024, Ref. RB	5.00%	07/15/2054	3,000	3,292,986
Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	1,700	1,701,780
Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,754,744
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2048	5,000	5,305,483
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	13,000	13,693,762
Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	6,336,970
Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	17,190	18,731,341
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,375,173
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	15,275,395
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	9,235,602
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	7,840,906
Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,090,402
Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,237,605
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,112
Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,398
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,628
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,009
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	634,126
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,649,136
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	33,000	32,259,397
Series 2020 D-1, GO Bonds (INS - BAM)(b)(j)(k)	4.00%	03/01/2050	28,830	28,361,492
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,773,238
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,305,283
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	17,664,475
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,414,743
Series 2024 C, GO Bonds	5.25%	03/01/2053	59,815	66,053,214
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 D, GO Bonds	4.00%	04/01/2050	$ 5,000	$ 4,887,457
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	1,880	1,891,249
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	930,084
Subseries 2021 F-1, GO Bonds(k)	5.00%	03/01/2050	10,000	10,611,956
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	11,000	12,093,757
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,806,932
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,362,883
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,218,228
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,531,289
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,320,732
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,875,020
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	5,571,700
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	4,250	4,722,796
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,000	973,054
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	595	533,600
Series 1998, RB	6.38%	11/01/2028	1,490	1,334,970
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	335	317,653
Series 2005 E-2, RB	6.13%	11/01/2035	2,330	1,760,281
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,665	2,608,714
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,905	5,941,620
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(b)	3.00%	03/01/2049	5,100	3,969,045
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	14,980	16,505,947
Series 2017 BB-1, RB	5.00%	06/15/2046	12,830	13,266,474
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,032,556
Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,269,346
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,578,175
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,823,769
Series 2020, Ref. RB	5.00%	06/15/2050	3,100	3,301,852
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,804,078
Series 2021 CC-1, RB	4.00%	06/15/2051	12,500	12,255,097
Series 2021 CC-1, RB(k)	5.00%	06/15/2051	13,350	14,275,289
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,795,248
Series 2022 EE, Ref. RB	4.00%	06/15/2045	25,000	25,022,752
Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,960,833
Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,729,066
Series 2024 AA-1, RB(k)	5.25%	06/15/2053	35,000	38,897,320
New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	650	667,919
Series 2016 S-1, RB	5.00%	07/15/2043	4,085	4,156,880
Series 2018 S-1, RB	5.00%	07/15/2045	27,000	28,266,192
Series 2018 S-3, RB	5.00%	07/15/2043	885	928,658
Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,944,076
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	828,633
Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,334,442
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,637,635
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,767,950
Series 2020, RB	4.00%	05/01/2045	2,000	1,987,115
Series 2020, RB	4.00%	05/01/2046	23,000	22,788,779
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,881,937
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,742,418
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,886,733
Series 2022 F-1, RB	5.00%	02/01/2051	8,950	9,588,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2023 C, RB(j)(k)	5.50%	05/01/2053	$ 24,000	$ 27,044,009
Series 2023 C, RB	5.50%	05/01/2053	20,000	22,536,674
Series 2023 F-1, RB	4.00%	02/01/2051	10,215	9,983,596
Series 2023, RB(k)	5.00%	05/01/2053	99,465	107,408,842
Series 2024 B, RB	5.00%	05/01/2046	10,000	10,985,277
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,614,738
Series 2024, RB	4.13%	05/01/2052	6,200	6,157,130
Series 2024, RB	5.00%	05/01/2052	7,000	7,618,113
Subseries 2016 F-3, RB	3.25%	02/01/2041	10,000	9,273,323
New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,000,411
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	205,344
Series 2021 A, RB	4.00%	01/01/2039	275	280,184
Series 2021 A, RB	4.00%	01/01/2040	350	354,440
Series 2021 A, RB	4.00%	01/01/2041	220	221,864
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,145
Series 2015 B, RB(h)(i)	5.00%	02/15/2025	5	5,049
Series 2016 A, RB	5.00%	02/15/2041	5,000	5,161,013
Series 2016 A, Ref. RB	5.00%	10/01/2033	600	624,546
Series 2017, Ref. RB(f)	5.00%	12/01/2031	1,000	1,001,480
Series 2018 A, RB	5.00%	07/01/2048	5,890	6,196,708
Series 2019 A, RB	4.00%	07/01/2045	25,280	25,079,064
Series 2019 C, RB(k)	4.00%	07/01/2049	22,500	22,048,065
Series 2020 A, RB(k)	4.00%	03/15/2046	30,485	30,174,986
Series 2020 A, Ref. RB	4.00%	03/15/2043	2,130	2,119,786
Series 2020 A, Ref. RB	4.00%	03/15/2048	24,225	23,871,138
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,305	7,195,009
Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	25,899,850
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,830,578
Series 2022 A, RB(j)(k)	4.00%	03/15/2049	46,305	45,630,216
Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,486,687
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,782,499
Series 2024 A, RB (INS - AGM)(b)	4.13%	10/01/2048	1,000	1,002,017
Series 2024 A, RB	5.50%	05/01/2049	1,000	1,100,411
Series 2024 A, RB	5.00%	03/15/2054	8,000	8,715,742
Series 2024 A, RB	5.50%	05/01/2056	2,500	2,736,415
Series 2024 A, Ref. RB	5.25%	03/15/2052	20,000	22,209,772
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,000	8,015,543
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	9,760	7,999,684
Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	3,535	3,267,538
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	685,506
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	674,975
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,242,094
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,284,255
New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB(h)(i)	5.00%	08/15/2027	10	10,715
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,341,608
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,861,382
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	733,334
Series 2012 B, RB	5.00%	07/01/2032	220	215,111
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	609,070
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	20,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	$ 710	$ 762,588
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	859,700
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	646,384
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	140,358
New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	10,071,165
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	26,157
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	968,402
New York (State of) Dormitory Authority (Fordham University);
Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,225,512
Series 2020, RB	4.00%	07/01/2046	12,755	12,483,793
Series 2020, RB	4.00%	07/01/2050	41,360	39,977,678
New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, RB(k)	4.00%	03/15/2048	21,000	20,630,942
Series 2019 D, RB(k)	4.00%	02/15/2047	13,575	13,370,601
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	150,813
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,808,942
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,166,599
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,902,611
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,517,369
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,020,920
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,757,608
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,090	35,480,746
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,022
New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(h)(i)	5.00%	07/01/2025	145	147,648
Series 2015 A, Ref. RB	5.00%	07/01/2040	1,955	1,969,202
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,970,603
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	5,017,045
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,432,804
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,492,740
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(b)	5.50%	07/01/2031	1,070	1,197,416
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,528,456
New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,477,253
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	425	399,007
Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,213,661
Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	1,905,201
Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,200,709
Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	1,698,939
Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,800	1,783,574
Series 2017, Ref. RB(f)	5.00%	12/01/2036	3,800	3,739,258
Series 2017, Ref. RB(f)	5.00%	12/01/2037	6,000	5,871,743
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB(h)(i)	5.00%	11/25/2024	980	984,141
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	509,543
Series 2016, Ref. RB	5.00%	07/01/2046	500	506,612
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,420	5,657,983
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,429,699
Series 2020 A, Ref. RB	5.00%	07/01/2053	17,250	18,300,244
Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,329,109
New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	405,175
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	$ 225	$ 196,891
Series 2021, RB	5.00%	07/01/2051	750	695,370
New York (State of) Dormitory Authority (Sustainability Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,302,955
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	11,775,773
Series 2017 A-2, RB(f)	5.38%	09/01/2050	25,010	19,809,731
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(d)(f)	5.38%	10/01/2042	7,540	6,037,467
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,997,702
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,672,772
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	4,069,146
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,128,965
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,952,090
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,228,783
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	24,643,124
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,886,544
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,067,475
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,033
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,072,074
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,847,656
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,093,688
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,168
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,038,691
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,735,110
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,635,870
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,046,851
New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(j)(k)	4.00%	11/15/2060	39,155	38,107,490
Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	12,902,437
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	12,292,539
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	10,000	9,674,033
Series 2023, RB (INS - AGM)(b)	5.13%	11/15/2058	18,000	19,964,383
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	27,580	27,975,285
Series 2019 B, RB	4.00%	01/01/2050	13,815	13,421,918
Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2050	45,000	44,318,884
Series 2020 N, RB	4.00%	01/01/2044	11,465	11,312,263
Series 2024 P, Ref. RB	5.00%	01/01/2049	5,000	5,526,174
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,648,408
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	4,113,301
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	10,000	10,763,956
Series 2022 C, RB	5.00%	03/15/2055	8,750	9,406,315
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,602,636
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,258,571
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,543,143
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	18,300,103
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	9,968,654
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	7,072,926
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,921,481
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	$ 7,000	$ 7,678,977
Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,465,826
Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	10,000	11,107,528
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	962,256
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	5,029,751
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	22,140	22,401,378
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,529,758
Series 2015, Ref. RB	5.00%	11/15/2045	11,190	11,283,250
Series 2016 B, RB(e)	0.00%	11/15/2044	3,270	1,247,900
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	510	510,370
Series 2000 A, RB	6.63%	06/01/2042	18,495	18,504,991
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	30	30,563
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	10,340,903
Series 2005 D, RB(e)	0.00%	06/01/2050	66,335	14,940,300
Series 2005 E, RB(e)	0.00%	06/01/2055	165,210	15,034,721
Series 2010 A, RB(f)	6.25%	06/01/2041	31,775	31,779,585
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	49,420	21,928,835
Series 2005 S-2, RB(e)	0.00%	06/01/2050	6,770	1,088,107
Series 2005 S-3, RB(e)	0.00%	06/01/2055	219,195	19,538,977
Series 2005 S4B, RB(e)(f)	0.00%	06/01/2060	715,900	32,822,870
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	8,333,211
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,572,872
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,017,761
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	878,583
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	1,505	1,506,260
Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	416,280
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,998,552
Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,887,898
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	52,935	61,892,947
Series 2007, RB	5.50%	10/01/2037	11,445	13,733,784
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,800,847
Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	21,109,099
Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	11,173,372
New York State Environmental Facilities Corp.;
Series 2017, RB	5.00%	06/15/2047	6,090	6,294,298
Series 2023, Ref. RB	5.00%	06/15/2053	6,910	7,565,206
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2022 B, RB(k)	5.00%	09/15/2047	20,000	21,940,954
Series 2022 B, RB(k)	5.25%	09/15/2052	18,000	19,931,420
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(f)(h)	5.13%	09/03/2030	2,700	2,843,143
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(i)	5.50%	04/15/2035	615	734,031
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,768,757
Series 2020 A, RB	4.00%	03/15/2049	36,685	36,038,834
Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	15,868,147
Series 2020, Ref. RB	3.00%	03/15/2040	8,000	7,160,811
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	14,560,346
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	$ 28,000	$ 27,614,695
Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,831,532
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	7,990,690
Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	10,065,415
Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,459,538
Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,302,826
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	4.00%	12/01/2042	1,380	1,331,020
Series 2023, RB (INS - AGM)(a)(b)	5.00%	06/30/2049	5,000	5,210,014
Series 2023, RB(a)	6.00%	06/30/2054	10,000	10,931,882
Series 2023, RB (INS - AGM)(a)(b)	5.13%	06/30/2060	31,000	32,305,057
Series 2023, RB(a)	5.38%	06/30/2060	20,000	20,870,314
Series 2024, RB (INS - AGM)(a)(b)	5.00%	06/30/2054	5,000	5,216,008
Series 2024, RB(a)	5.50%	06/30/2054	6,000	6,435,767
Series 2024, RB (INS - AGM)(a)(b)	5.25%	06/30/2060	10,780	11,440,998
Series 2024, RB(a)	5.50%	06/30/2060	21,000	22,383,367
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	7,340	7,351,154
Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,190	26,219,469
Series 2021, Ref. RB(a)	2.25%	08/01/2026	2,290	2,225,864
Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,997,298
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,000	5,158,215
Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,825,416
Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,336,441
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	6,255	6,244,971
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	8,845	8,816,533
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,863,290
Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,249,634
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,999,415
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,899,464
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	8,356,722
Series 2016, RB (INS - AGM)(a)(b)	5.00%	07/01/2046	4,990	4,989,853
Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,249,418
Series 2023, RB(a)	5.63%	04/01/2040	15,000	16,168,132
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	592,388
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,075,955
Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,341,091
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,164,910
Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,185,934
Series 2022, RB(a)	5.00%	12/01/2041	19,000	20,006,052
Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,236,269
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	5,832,175
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	757,456
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,330
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	813,466
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	777,261
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	742,367
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,646,876
Series 2014, Ref. RB	5.25%	05/15/2040	275	275,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	$ 860	$ 859,047
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,713,725
Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,314,037
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	102,128
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,080,944
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,195,429
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,247,072
Series 2019, Ref. RB	5.00%	07/01/2032	775	792,364
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,366,211
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,433,527
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,572,595
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,904,058
Oneida Indian Nation; Series 2024 B, RB(f)	6.00%	09/01/2043	1,450	1,597,757
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,335,836
Series 2017, Ref. RB	5.00%	05/01/2034	840	861,753
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,172,203
Series 2017, Ref. RB	5.00%	05/01/2040	650	660,235
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	5,050
Series 2019, Ref. RB	4.00%	12/01/2047	3,785	3,743,941
Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,938,921
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,236,682
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,300,691
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,875,737
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,666,563
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	7,091,330
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,045	2,049,833
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,491,669
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,504,570
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,302,615
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	729,573
Series 2005 A, RB(e)(f)	0.00%	08/15/2045	3,720	1,106,090
Series 2005 C, RB(e)(f)	0.00%	08/15/2060	25,000	1,697,170
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,666,238
Series 2020 A, RB	4.00%	07/01/2050	1,985	1,918,658
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,103,106
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	289,111
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	160,617
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	111,896
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	319,703
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	318,974
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	159,487
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	237,748
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	158,499
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	702,387
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	246,360
Series 2021 A, Ref. RB	5.00%	09/01/2040	250	261,174
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	156,704
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	343,592
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2021 A, Ref. RB	5.00%	09/01/2041	$ 300	$ 312,356
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	554,091
Series 2022, Ref. RB	5.25%	07/01/2041	440	490,054
Series 2022, Ref. RB	5.25%	07/01/2042	425	471,772
Series 2022, Ref. RB	5.25%	07/01/2047	1,820	1,992,826
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,717,061
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	180	174,027
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,795	3,493,698
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,422
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	225	211,027
Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,945,226
Series 2024, RB	6.00%	12/01/2053	10,000	10,509,994
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,460	2,459,481
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	34,805	35,129,832
Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,820	5,874,317
Series 2016 C-2, RB(f)	5.35%	11/01/2049	5,750	5,803,664
Series 2016 D-2, RB(f)	5.35%	11/01/2049	3,775	3,810,232
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(c)	5.00%	07/01/2032	3,125	937,500
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,968,706
Series 2017 A, RB	5.00%	11/15/2038	1,015	1,055,530
Series 2023, RB(k)	5.00%	05/15/2051	47,685	50,814,204
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,463,760
Series 2024 A-1, RB	5.25%	05/15/2059	26,080	28,803,842
Series 2024, RB	5.00%	05/15/2054	5,000	5,439,095
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	30,078,036
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	5,350	5,963,809
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2045	5,000	5,214,708
Series 2018 A, RB	4.00%	11/15/2048	13,655	13,448,595
Series 2019 C, RB	4.00%	11/15/2043	21,500	21,426,960
Series 2020 A, RB	5.00%	11/15/2054	4,850	5,137,457
Series 2021 A, RB(k)	5.00%	11/15/2051	10,000	10,652,731
Series 2021 A, RB	5.00%	11/15/2056	16,570	17,601,482
Series 2022 A, Ref. RB	5.00%	05/15/2057	14,470	15,486,266
Series 2023 A, RB	4.25%	05/15/2058	20,000	20,023,384
Series 2023 A, RB(k)	4.25%	05/15/2058	10,000	10,011,692
Series 2023 A, RB(k)	5.25%	05/15/2058	10,000	10,961,765
Series 2023 A, RB(k)	4.50%	05/15/2063	40,000	40,709,796
Series 2024, RB(k)	5.25%	05/15/2064	50,000	55,010,355
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	9,894,111
Series 2016 B, Ref. RB	5.00%	06/01/2048	6,345	5,739,832
Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,387,525
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,186,875
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	630	527,694
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	483,244
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,957	3,724,098
Westchester County Local Development Corp.; Series 2014 A, RB(h)(i)	5.50%	11/25/2024	1,440	1,447,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	$ 2,235	$ 1,968,855
Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	6,359,247
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,425,756
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	535,393
Series 2022, Ref. RB	5.00%	01/01/2037	525	558,559
Series 2022, Ref. RB	5.00%	01/01/2041	520	544,642
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,638,686
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,568,015
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(f)	5.00%	07/01/2046	10,340	10,440,513
Series 2021, Ref. RB(f)	4.50%	07/01/2056	8,200	7,549,773
Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	4,999,624
Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,154,414
Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,168,107
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,426,478
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	30,765	29,412,045
Series 2023, RB (INS - AGM)(b)	5.00%	11/01/2047	2,875	3,087,168
Series 2023, RB (INS - AGM)(b)	5.75%	11/01/2048	2,000	2,273,529
Series 2023, RB (INS - AGM)(b)	5.75%	11/01/2049	2,125	2,410,783
Series 2023, RB (INS - AGM)(b)	5.00%	11/01/2051	2,750	2,932,272
Series 2023, RB	6.25%	11/01/2052	2,560	2,921,224
Series 2023, RB (INS - AGM)(b)	5.75%	11/01/2053	1,000	1,127,862
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	17,450	17,093,668
Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,269,946
Western Nassau County Water Authority (Green Bonds); Series 2021 A, RB	3.00%	04/01/2039	1,000	894,147
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	6,390	5,866,463
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2040	1,680	1,871,576
Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2042	1,105	1,218,740
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	429,097
Series 2019 A, RB	5.00%	10/15/2049	640	641,683
				4,540,806,496
Puerto Rico–8.50%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		1,505	1,512,780
Series 2002, RB	5.63%	05/15/2043		2,125	2,149,675
Series 2005 A, RB(e)	0.00%	05/15/2050		20,000	3,864,280
Series 2008 A, RB(e)	0.00%	05/15/2057		633,850	43,627,262
Series 2008 B, RB(e)	0.00%	05/15/2057		574,600	35,701,047
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(e)(l)	0.00%	08/01/2031		11,810	0
GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040		379	361,305
PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049		710	400,615
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033		3,424	2,307,762
Series 2021 A-1, GO Bonds	5.38%	07/01/2025		1,480	1,490,029
Series 2021 A-1, GO Bonds	5.63%	07/01/2027		2,936	3,058,682
Series 2021 A-1, GO Bonds	5.63%	07/01/2029		2,889	3,107,727
Series 2021 A-1, GO Bonds	5.75%	07/01/2031		2,806	3,108,940
Series 2021 A-1, GO Bonds	4.00%	07/01/2033		5,543	5,501,760
Series 2021 A-1, GO Bonds	4.00%	07/01/2035		2,392	2,360,488
Series 2021 A-1, GO Bonds	4.00%	07/01/2037		2,053	2,008,175
Series 2021 A-1, GO Bonds	4.00%	07/01/2041		2,791	2,652,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	$ 5,504	$ 5,110,470
Subseries 2022, RN(e)	0.00%	11/01/2043	13,216	8,375,762
Subseries 2022, RN(e)	0.00%	11/01/2051	59,950	31,548,784
Subseries 2022, RN(e)	0.00%	11/01/2051	25,655	16,451,277
Subseries 2022, RN(e)	0.00%	11/01/2051	7,378	2,296,389
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,061,933
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	63	62,860
Series 2023 A, RB	6.63%	01/01/2028	484	479,269
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	590	590,791
Series 2012, Ref. RB	5.00%	10/01/2042	200	200,413
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	4,405	4,406,969
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	48,000	16,185,288
Series 2018 A-1, RB(e)	0.00%	07/01/2051	50,840	12,476,761
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	13,260,786
Series 2018 A-1, RB	5.00%	07/01/2058	31,456	31,595,114
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	15,823,861
Series 2019 A-2, RB	4.54%	07/01/2053	976	936,231
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,922,997
Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,279,038
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,067,225
Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,504,625
Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,662,582
Series 2006 Q, RB	5.00%	06/01/2036	67,190	64,250,270
				387,762,789
Northern Mariana Islands–0.14%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030		3,835	3,535,431
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028		2,815	2,817,600
					6,353,031
Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029		665	646,076
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(f)	5.00%	09/01/2033		1,500	1,513,046
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030		770	777,013
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032		2,275	2,296,319
					5,232,454
Guam–0.08%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039		750	754,063
Series 2021 F, Ref. RB	4.00%	01/01/2042		2,880	2,812,278
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031		255	255,325
					3,821,666
Total Municipal Obligations (Cost $4,982,649,690)					4,943,976,436
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(l) (Cost $109,856)	12.50%	03/04/2026		112	109,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	Invesco Rochester® New York Municipals Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)	10,641	$ 0
TOTAL INVESTMENTS IN SECURITIES(m)–108.31% (Cost $4,982,759,546)		4,944,085,462
FLOATING RATE NOTE OBLIGATIONS–(9.12)%
Notes with interest and fee rates ranging from 3.46% to 3.49% at 08/31/2024 and contractual maturities of collateral ranging from 03/15/2046 to 05/15/2064 (See Note 1J)(n)		(416,540,000)
BORROWINGS–(0.04)%		(1,900,000)
OTHER ASSETS LESS LIABILITIES–0.85%		39,191,001
NET ASSETS–100.00%		$4,564,836,463
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2024 was $14,410,122, which represented less than 1% of the Fund’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $39,985,469, which represented less than 1% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $330,423,483, which represented 7.24% of the Fund’s Net Assets.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,145,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2024. At August 31, 2024, the Fund’s investments with a value of $616,594,125 are held by TOB Trusts and serve as collateral for the $416,540,000 in the floating rate note obligations outstanding at that date.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities
August 31, 2024
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $4,982,759,546)	$4,944,085,462
Receivable for:
Investments sold	105,000
Fund shares sold	592,972
Interest	53,302,376
Investments matured, at value (Cost $3,500,000)	1,881,250
Investment for trustee deferred compensation and retirement plans	511,305
Other assets	1,029,674
Total assets	5,001,508,039
Liabilities:
Floating rate note obligations	416,540,000
Payable for:
Borrowings	1,900,000
Investments purchased	5,692,375
Dividends	6,715,590
Fund shares reacquired	1,897,606
Amount due custodian	1,349,375
Accrued fees to affiliates	1,588,043
Accrued interest expense	120,398
Accrued trustees’ and officers’ fees and benefits	1,360
Accrued other operating expenses	47,985
Trustee deferred compensation and retirement plans	818,844
Total liabilities	436,671,576
Net assets applicable to shares outstanding	$4,564,836,463
Net assets consist of:
Shares of beneficial interest	$5,795,621,730
Distributable earnings (loss)	(1,230,785,267)
$4,564,836,463
Net Assets:
Class A	$3,534,429,880
Class C	$174,637,650
Class Y	$851,188,477
Class R6	$4,580,456
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	230,023,361
Class C	11,396,932
Class Y	55,374,878
Class R6	297,914
Class A:
Net asset value per share	$15.37
Maximum offering price per share (Net asset value of $15.37 ÷ 95.75%)	$16.05
Class C:
Net asset value and offering price per share	$15.32
Class Y:
Net asset value and offering price per share	$15.37
Class R6:
Net asset value and offering price per share	$15.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	Invesco Rochester® New York Municipals Fund

Statement of Operations
For the six months ended August 31, 2024
(Unaudited)
Investment income:
Interest	$114,851,669
Expenses:
Advisory fees	10,135,311
Administrative services fees	325,184
Custodian fees	13,705
Distribution fees:
Class A	4,319,085
Class C	897,881
Interest, facilities and maintenance fees	10,028,671
Transfer agent fees — A, C and Y	1,550,442
Transfer agent fees — R6	202
Trustees’ and officers’ fees and benefits	30,415
Registration and filing fees	39,458
Reports to shareholders	50,537
Professional services fees	69,127
Other	36,944
Total expenses	27,496,962
Net investment income	87,354,707
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	(19,057,184)
Change in net unrealized appreciation of unaffiliated investment securities	24,595,773
Net realized and unrealized gain	5,538,589
Net increase in net assets resulting from operations	$92,893,296
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19	Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2024 and the year ended February 29, 2024
(Unaudited)
	August 31, 2024	February 29, 2024
Operations:
Net investment income	$87,354,707	$166,994,353
Net realized gain (loss)	(19,057,184)	(90,890,498)
Change in net unrealized appreciation	24,595,773	281,503,164
Net increase in net assets resulting from operations	92,893,296	357,607,019
Distributions to shareholders from distributable earnings:
Class A	(71,223,086)	(140,357,632)
Class C	(2,925,530)	(6,173,522)
Class Y	(17,765,624)	(31,094,563)
Class R6	(58,422)	(101,318)
Total distributions from distributable earnings	(91,972,662)	(177,727,035)
Share transactions–net:
Class A	(50,668,772)	(137,661,564)
Class C	(6,978,079)	(33,723,896)
Class Y	37,934,989	82,283,417
Class R6	1,670,236	1,821,876
Net increase (decrease) in net assets resulting from share transactions	(18,041,626)	(87,280,167)
Net increase (decrease) in net assets	(17,120,992)	92,599,817
Net assets:
Beginning of period	4,581,957,455	4,489,357,638
End of period	$4,564,836,463	$4,581,957,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20	Invesco Rochester® New York Municipals Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 08/31/24	$15.36	$0.29	$0.03	$0.32	$(0.31)	$15.37	2.11%(d)	$3,534,430	1.22%(d)(e)	1.22%(d)(e)	0.78%(d)(e)	3.81%(d)(e)	5%
Year ended 02/29/24	14.75	0.56	0.64	1.20	(0.59)	15.36	8.35(d)	3,584,464	1.27(d)	1.27(d)	0.78(d)	3.73(d)	27
Year ended 02/28/23	16.94	0.52	(2.17)	(1.65)	(0.54)	14.75	(9.76)(d)	3,578,634	1.14(d)	1.14(d)	0.78(d)	3.41(d)	50
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45(d)	4,442,658	0.85(d)	0.85(d)	0.78(d)	2.43(d)	17
Year ended 02/28/21	17.55	0.51	(0.42)	0.09	(0.57)	17.07	0.65(d)	4,495,785	0.92(d)	0.92(d)	0.80(d)	3.04(d)	24
Two months ended 02/29/20	16.78	0.08	0.79	0.87	(0.10)	17.55	5.18	4,625,668	0.79(e)	0.92(e)	0.79(e)	2.92(e)	2
Year ended 12/31/19	15.35	0.62	1.35	1.97	(0.54)	16.78	12.97	4,407,000	0.80	1.06	0.80	3.78	25
Class C
Six months ended 08/31/24	15.32	0.23	0.02	0.25	(0.25)	15.32	1.66	174,638	1.98(e)	1.98(e)	1.54(e)	3.05(e)	5
Year ended 02/29/24	14.71	0.44	0.65	1.09	(0.48)	15.32	7.55	181,671	2.03	2.03	1.54	2.97	27
Year ended 02/28/23	16.89	0.40	(2.16)	(1.76)	(0.42)	14.71	(10.40)(f)	209,043	1.89(f)	1.89(f)	1.53(f)	2.66(f)	50
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63	301,046	1.61	1.61	1.54	1.67	17
Year ended 02/28/21	17.50	0.39	(0.41)	(0.02)	(0.45)	17.03	(0.01)(f)	336,381	1.63(f)	1.63(f)	1.51(f)	2.33(f)	24
Two months ended 02/29/20	16.73	0.06	0.79	0.85	(0.08)	17.50	5.07	489,818	1.54(e)	1.67(e)	1.54(e)	2.16(e)	2
Year ended 12/31/19	15.31	0.49	1.35	1.84	(0.42)	16.73	12.10	472,000	1.56	1.82	1.56	3.02	25
Class Y
Six months ended 08/31/24	15.37	0.31	0.02	0.33	(0.33)	15.37	2.17	851,188	0.98(e)	0.98(e)	0.54(e)	4.05(e)	5
Year ended 02/29/24	14.75	0.59	0.66	1.25	(0.63)	15.37	8.67	812,901	1.03	1.03	0.54	3.97	27
Year ended 02/28/23	16.95	0.55	(2.18)	(1.63)	(0.57)	14.75	(9.59)	700,660	0.90	0.90	0.54	3.65	50
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70	799,750	0.61	0.61	0.54	2.67	17
Year ended 02/28/21	17.55	0.55	(0.41)	0.14	(0.61)	17.08	0.99	687,608	0.68	0.68	0.56	3.28	24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23	658,644	0.54(e)	0.67(e)	0.54(e)	3.16(e)	2
Year ended 12/31/19	15.35	0.66	1.35	2.01	(0.58)	16.78	13.25	610,000	0.56	0.82	0.56	4.02	25
Class R6
Six months ended 08/31/24	15.37	0.31	0.03	0.34	(0.33)	15.38	2.26	4,580	0.92(e)	0.92(e)	0.48(e)	4.11(e)	5
Year ended 02/29/24	14.76	0.60	0.65	1.25	(0.64)	15.37	8.66	2,922	0.98	0.98	0.49	4.02	27
Year ended 02/28/23	16.96	0.56	(2.18)	(1.62)	(0.58)	14.76	(9.53)	1,020	0.85	0.85	0.48	3.70	50
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82	1,978	0.56	0.56	0.49	2.72	17
Year ended 02/28/21	17.55	0.56	(0.41)	0.15	(0.62)	17.08	1.00	1,923	0.59	0.59	0.47	3.37	24
Two months ended 02/29/20	16.78	0.09	0.79	0.88	(0.11)	17.55	5.23	5,181	0.51(e)	0.64(e)	0.51(e)	3.20(e)	2
Period ended 12/31/19(g)	16.44	0.40	0.29	0.69	(0.35)	16.78	4.20	5,000	0.54(e)	0.80(e)	0.54(e)	4.07(e)	25

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.
(d)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended August 31, 2024, the year ended February 29, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.
(e)	Annualized.
(f)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.95% for the years ended February 28, 2023 and 2021, respectively.
(g)	Commencement date after the close of business on May 24, 2019.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21	Invesco Rochester® New York Municipals Fund

Notes to Financial Statements
August 31, 2024
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
22	Invesco Rochester® New York Municipals Fund

D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.	Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
23	Invesco Rochester® New York Municipals Fund

There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
K.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.
L.	Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended August 31, 2024, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to
24	Invesco Rochester® New York Municipals Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  August 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2024, IDI advised the Fund that IDI retained $60,745 in front-end sales commissions from the sale of Class A shares and $2,645 and $3,699 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of August 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,943,976,436	$0	$4,943,976,436
U.S. Dollar Denominated Bonds & Notes	—	—	109,026	109,026
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	4,943,976,436	109,026	4,944,085,462
Other Investments - Assets
Investments Matured	—	1,881,250	—	1,881,250
Total Investments	$—	$4,945,857,686	$109,026	$4,945,966,712
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.0 billion, collectively by certain Invesco Funds, and which will expire on February 20, 2025. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $3,469,565 with an average interest rate of 5.49%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such
25	Invesco Rochester® New York Municipals Fund

overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2024 were $415,460,000 and 3.89%, respectively.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 29, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$288,864,299	$905,303,446	$1,194,167,745
*	Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2024 was $328,790,976 and $263,092,063, respectively. As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$138,318,481
Aggregate unrealized (depreciation) of investments	(182,351,151)
Net unrealized appreciation (depreciation) of investments	$(44,032,670)
Cost of investments for tax purposes is $4,989,999,382.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended August 31, 2024(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	7,136,209	$109,334,925	14,109,815	$210,492,236
Class C	1,143,332	17,430,137	2,131,625	31,812,010
Class Y	6,820,048	104,181,571	17,319,508	257,507,555
Class R6	149,842	2,304,201	133,949	2,013,243
Issued as reinvestment of dividends:
Class A	2,605,901	39,613,673	5,225,409	77,892,730
Class C	126,125	1,911,485	265,338	3,943,510
Class Y	661,868	10,065,178	1,166,061	17,385,548
Class R6	1,778	27,089	3,451	51,376
Automatic conversion of Class C shares to Class A shares:
Class A	903,409	13,349,629	2,439,453	35,425,188
Class C	(905,816)	(13,349,629)	(2,446,294)	(35,425,188)
Reacquired:
Class A	(13,957,025)	(212,966,999)	(31,086,766)	(461,471,718)
Class C	(825,830)	(12,970,072)	(2,304,817)	(34,054,228)
Class Y	(5,004,361)	(76,311,760)	(13,080,276)	(192,609,686)
Class R6	(43,797)	(661,054)	(16,442)	(242,743)
Net increase (decrease) in share activity	(1,188,317)	$(18,041,626)	(6,139,986)	$(87,280,167)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
26	Invesco Rochester® New York Municipals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Rochester® New York Municipals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds).  The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds.  The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.  The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B. Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond New York 5+ Year Investment Grade Index (Index).  The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board considered that the Fund was created in connection with Invesco Ltd.’s
27	Invesco Rochester® New York Municipals Fund

acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and contractual management fees were in the fourth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees. The Board requested and considered additional information from management regarding the Fund’s contractual management fees. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s contractual management fee schedule and actual management fees relative to other state-specific municipal Invesco funds and how the services provided by the municipal investment team to the Fund may be distinguished from those provided by peer municipal managers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D. Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E. Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco
28	Invesco Rochester® New York Municipals Fund

Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
29	Invesco Rochester® New York Municipals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
30	Invesco Rochester® New York Municipals Fund

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SEC file number(s): 811-07890 and 033-66242	Invesco Distributors, Inc.	O-ROM-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a)As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 1, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 1, 2024